                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4108

                       Oppenheimer Variable Account Funds
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                      Date of reporting period: 09/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCKS--98.1%
CONSUMER DISCRETIONARY--17.3%
DIVERSIFIED CONSUMER SERVICES--0.7%
Strayer Education, Inc.                                    18,100   $  3,940,008
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE--3.9%
Chipotle Mexican Grill, Inc., Cl. A(1)                     57,630      5,592,992
Darden Restaurants, Inc.                                  125,670      4,289,117
Panera Bread Co., Cl. A(1)                                 73,500      4,042,500
WMS Industries, Inc.(1)                                   178,100      7,936,136
                                                                    ------------
                                                                      21,860,745
                                                                    ------------
MEDIA--1.2%
Cablevision Systems Corp. New York Group, Cl. A           270,880      6,433,400
                                                                    ------------
MULTILINE RETAIL--1.5%
Dollar Tree, Inc.(1)                                      169,150      8,234,222
                                                                    ------------
SPECIALTY RETAIL--7.9%
Aeropostale, Inc.(1)                                      137,500      5,977,125
Chico's FAS, Inc.(1)                                      209,200      2,719,600
GameStop Corp., Cl. A(1)                                  227,100      6,011,337
Guess?, Inc.                                              151,100      5,596,744
J. Crew Group, Inc.(1)                                    167,600      6,003,432
O'Reilly Automotive, Inc.(1)                              115,280      4,166,219
Tiffany & Co.                                             109,700      4,226,741
Urban Outfitters, Inc.(1)                                 289,280      8,727,578
                                                                    ------------
                                                                      43,428,776
                                                                    ------------
TEXTILES, APPAREL & LUXURY GOODS--2.1%
Polo Ralph Lauren Corp., Cl. A                            118,240      9,059,549
Warnaco Group, Inc. (The)(1)                               63,600      2,789,496
                                                                    ------------
                                                                      11,849,045
                                                                    ------------
CONSUMER STAPLES--2.3%
FOOD PRODUCTS--1.6%
J.M. Smucker Co. (The)                                     95,100      5,041,251
TreeHouse Foods, Inc.(1)                                  115,200      4,109,184
                                                                    ------------
                                                                       9,150,435
                                                                    ------------
HOUSEHOLD PRODUCTS--0.7%
Church & Dwight Co., Inc.                                  65,300      3,705,122
                                                                    ------------
ENERGY--6.9%
ENERGY EQUIPMENT & SERVICES--2.3%
Cameron International Corp.(1)                            206,150      7,796,593
Oceaneering International, Inc.(1)                         83,100      4,715,925
                                                                    ------------
                                                                      12,512,518
                                                                    ------------
OIL, GAS & CONSUMABLE FUELS--4.6%
Concho Resources, Inc.(1)                                 238,850      8,675,032
EXCO Resources, Inc.(1)                                    32,200        601,818
Petrohawk Energy Corp.(1)                                 412,200      9,979,362
Range Resources Corp.                                     125,246      6,182,143
                                                                    ------------
                                                                      25,438,355
                                                                    ------------


                         1 | OPPENHEIMER MIDCAP FUND/VA

Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                         SHARES         VALUE
                                                       ----------   ------------
FINANCIALS--9.1%
CAPITAL MARKETS--5.4%
Affiliated Managers Group, Inc.(1)                         80,860   $  5,256,709
Greenhill & Co., Inc.                                      47,600      4,264,008
Jefferies Group, Inc.(1)                                  282,000      7,678,860
Stifel Financial Corp.(1)                                  99,100      5,440,590
Waddell & Reed Financial, Inc., Cl. A                     258,900      7,365,705
                                                                    ------------
                                                                      30,005,872
                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES--1.0%
MSCI, Inc., Cl. A(1)                                      194,610      5,764,348
                                                                    ------------
INSURANCE--0.8%
RenaissanceRe Holdings Ltd.                                81,960      4,488,130
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS--1.1%
Digital Realty Trust, Inc.                                132,800      6,070,288
                                                                    ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.8%
Jones Lang LaSalle, Inc.                                   87,400      4,140,138
                                                                    ------------
HEALTH CARE--16.5%
BIOTECHNOLOGY--3.1%
Alexion Pharmaceuticals, Inc.(1)                          247,300     11,014,742
Human Genome Sciences, Inc.(1)                             94,800      1,784,136
Myriad Genetics, Inc.(1)                                  147,650      4,045,610
United Therapeutics Corp.(1)                               11,300        553,587
                                                                    ------------
                                                                      17,398,075
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES--6.0%
Edwards Lifesciences Corp.(1)                             144,270     10,085,916
Haemonetics Corp.(1)                                       83,510      4,686,581
IDEXX Laboratories, Inc.(1)                               131,140      6,557,000
NuVasive, Inc.(1)                                         174,500      7,287,120
Thoratec Corp.(1)                                         141,700      4,289,259
                                                                    ------------
                                                                      32,905,876
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES--2.6%
MEDNAX, Inc.(1)                                           107,300      5,892,916
Schein (Henry), Inc.(1)                                   155,370      8,531,367
                                                                    ------------
                                                                      14,424,283
                                                                    ------------
HEALTH CARE TECHNOLOGY--1.1%
Cerner Corp.(1)                                            82,600      6,178,480
                                                                    ------------
LIFE SCIENCES TOOLS & SERVICES--2.1%
Covance, Inc.(1)                                          100,320      5,432,328
Illumina, Inc.(1)                                         140,301      5,962,793
                                                                    ------------
                                                                      11,395,121
                                                                    ------------
PHARMACEUTICALS--1.6%
Perrigo Co.                                               130,110      4,422,439
Shire Ltd., ADR                                            85,500      4,470,795
                                                                    ------------
                                                                       8,893,234
                                                                    ------------


                         2 | OPPENHEIMER MIDCAP FUND/VA

Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                         SHARES         VALUE
                                                       ----------   ------------
INDUSTRIALS--14.5%
AEROSPACE & DEFENSE--1.8%
Curtiss-Wright Corp.                                      101,940   $  3,479,212
Rockwell Collins, Inc.                                     98,600      5,008,880
TransDigm Group, Inc.(1)                                   28,000      1,394,680
                                                                    ------------
                                                                       9,882,772
                                                                    ------------
AIR FREIGHT & LOGISTICS--2.0%
C.H. Robinson Worldwide, Inc.                             187,480     10,826,970
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES--2.6%
Copart, Inc.(1)                                            82,280      2,732,519
Stericycle, Inc.(1)                                       118,122      5,723,011
Waste Connections, Inc.(1)                                198,100      5,717,166
                                                                    ------------
                                                                      14,172,696
                                                                    ------------
CONSTRUCTION & ENGINEERING--1.9%
Aecom Technology Corp.(1)                                 154,200      4,184,988
Quanta Services, Inc.(1)                                  281,310      6,225,390
                                                                    ------------
                                                                      10,410,378
                                                                    ------------
ELECTRICAL EQUIPMENT--0.7%
Regal-Beloit Corp.                                         88,800      4,059,048
                                                                    ------------
MACHINERY--2.4%
Bucyrus International, Inc.                               135,700      4,833,634
Flowserve Corp.                                            47,600      4,690,504
Nordson Corp.                                              72,300      4,055,307
                                                                    ------------
                                                                      13,579,445
                                                                    ------------
PROFESSIONAL SERVICES--2.7%
FTI Consulting, Inc.(1)                                    58,740      2,502,911
IHS, Inc., Cl. A(1)                                       105,380      5,388,079
Manpower, Inc.                                             76,500      4,338,315
Monster Worldwide, Inc.(1)                                150,000      2,622,000
                                                                    ------------
                                                                      14,851,305
                                                                    ------------
ROAD & RAIL--0.4%
Con-way, Inc.                                              61,500      2,356,680
                                                                    ------------
INFORMATION TECHNOLOGY--24.5%
COMMUNICATIONS EQUIPMENT--1.6%
F5 Networks, Inc.(1)                                      137,700      5,457,051
Palm, Inc.(1)                                             204,400      3,562,692
                                                                    ------------
                                                                       9,019,743
                                                                    ------------
COMPUTERS & PERIPHERALS--1.5%
NetApp, Inc.(1)                                           317,170      8,462,096
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.0%
Amphenol Corp., Cl. A                                     196,210      7,393,193
Trimble Navigation Ltd.(1)                                139,300      3,330,663
                                                                    ------------
                                                                      10,723,856
                                                                    ------------
INTERNET SOFTWARE & SERVICES--4.5%
Baidu, Inc., ADR(1)                                        19,700      7,703,685
Equinix, Inc.(1)                                          142,483     13,108,436


                         3 | OPPENHEIMER MIDCAP FUND/VA

Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                         SHARES         VALUE
                                                       ----------   ------------
INTERNET SOFTWARE & SERVICES CONTINUED
VistaPrint NV(1)                                           81,100   $  4,115,825
                                                                    ------------
                                                                      24,927,946
                                                                    ------------
IT SERVICES--2.3%
Cognizant Technology Solutions Corp.(1)                   322,410     12,464,371
                                                                    ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.0%
Broadcom Corp., Cl. A(1)                                  189,700      5,821,893
Lam Research Corp.(1)                                     209,220      7,146,955
Silicon Laboratories, Inc.(1)                             118,400      5,489,024
Varian Semiconductor Equipment Associates, Inc.(1)        109,800      3,605,832
                                                                    ------------
                                                                      22,063,704
                                                                    ------------
SOFTWARE--8.6%
Ansys, Inc.(1)                                            157,130      5,887,661
FactSet Research Systems, Inc.                             92,780      6,145,747
Nuance Communications, Inc.(1)                            189,500      2,834,920
Red Hat, Inc.(1)                                          106,400      2,940,896
Rovi Corp.(1)                                             430,659     14,470,142
Salesforce.com, Inc.(1)                                   192,180     10,940,807
Sybase, Inc.(1)                                           108,500      4,220,650
                                                                    ------------
                                                                      47,440,823
                                                                    ------------
MATERIALS--4.9%
CHEMICALS--2.3%
Airgas, Inc.                                               85,000      4,111,450
Lubrizol Corp. (The)                                      118,520      8,469,439
                                                                    ------------
                                                                      12,580,889
                                                                    ------------
CONTAINERS & PACKAGING--1.0%
Rock-Tenn Co., Cl. A                                      117,300      5,526,003
                                                                    ------------
METALS & MINING--1.6%
Steel Dynamics, Inc.                                      292,400      4,485,415
Thompson Creek Metals Co., Inc.(1)                        345,400      4,168,978
                                                                    ------------
                                                                       8,654,393
                                                                    ------------
TELECOMMUNICATION SERVICES--2.1%
WIRELESS TELECOMMUNICATION SERVICES--2.1%
American Tower Corp.(1)                                   179,780      6,543,992
SBA Communications Corp.(1)                               187,070      5,056,502
                                                                    ------------
                                                                      11,600,494
                                                                    ------------
Total Common Stocks (Cost $454,150,590)                              541,820,083
                                                                    ------------
INVESTMENT COMPANIES--2.3%
JPMorgan U.S. Treasury Plus Money Market Fund,
   Agency Shares, 0.00%(2, 3)                              74,942         74,942
Oppenheimer Institutional Money Market Fund, Cl. E,
   0.27%(2, 4)                                         12,460,695     12,460,695
                                                                    ------------
Total Investment Companies (Cost $12,535,637)                         12,535,637
                                                                    ------------


                         4 | OPPENHEIMER MIDCAP FUND/VA

Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                        VALUE
                                                                    ------------
TOTAL INVESTMENTS, AT VALUE (COST $466,686,227)             100.4%  $554,355,720
LIABILITIES IN EXCESS OF OTHER ASSETS                        (0.4)    (2,248,984)
                                                       ----------   ------------
NET ASSETS                                                  100.0%  $552,106,736
                                                       ==========   ============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Non-income producing security.

(2.) Rate shown is the 7-day yield as of September 30, 2009.

(3.) Interest rate is less than 0.0005%.

(4.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                        SHARES                                     SHARES
                                                     DECEMBER 31,      GROSS         GROSS      SEPTEMBER 30,
                                                         2008        ADDITIONS     REDUCTIONS       2009
                                                     ------------   -----------   -----------   -------------
Oppenheimer Institutional Money Market Fund, Cl. E    28,742,391    180,905,979   197,187,675     12,460,695

                                                        VALUE       INCOME
                                                     -----------   --------
Oppenheimer Institutional Money Market Fund, Cl. E   $12,460,695   $115,512

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of September 30, 2009 based on valuation input level:

                                  LEVEL 1--          LEVEL 2--            LEVEL 3--
                                  UNADJUSTED     OTHER SIGNIFICANT       SIGNIFICANT
                                QUOTED PRICES    OBSERVABLE INPUTS   UNOBSERVABLE INPUTS       VALUE
                                -------------    -----------------   -------------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary       $ 95,746,196           $--                  $--            $ 95,746,196
   Consumer Staples               12,855,557            --                   --              12,855,557
   Energy                         37,950,873            --                   --              37,950,873
   Financials                     50,468,776            --                   --              50,468,776
   Health Care                    91,195,069            --                   --              91,195,069
   Industrials                    80,139,294            --                   --              80,139,294
   Information Technology        135,102,539            --                   --             135,102,539
   Materials                      26,761,285            --                   --              26,761,285
   Telecommunication Services     11,600,494            --                   --              11,600,494
Investment Companies              12,535,637            --                   --              12,535,637
                                ------------           ---                  ---            ------------
Total Assets                    $554,355,720           $--                  $--            $554,355,720
                                ============           ===                  ===            ============


                         5 | OPPENHEIMER MIDCAP FUND/VA

Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS   SEPTEMBER 30, 2009 / UNAUDITED

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities


                         6 | OPPENHEIMER MIDCAP FUND/VA

Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $477,904,751
                                 ============
Gross unrealized appreciation    $ 83,213,131
Gross unrealized depreciation      (6,762,162)
                                 ------------
Net unrealized appreciation      $ 76,450,969
                                 ============


                         7 | OPPENHEIMER MIDCAP FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                               SHARES          VALUE
                                                            ------------   -------------
COMMON STOCKS--52.6%
CONSUMER DISCRETIONARY--3.2%
MEDIA--3.2%
Jupiter Telecommunications Co. Ltd.                                4,706   $   4,550,558
Liberty Global, Inc., Series A(1)                                 80,238       1,810,972
Liberty Global, Inc., Series C(1)                                 77,960       1,750,982
                                                                           -------------
                                                                               8,112,512
                                                                           -------------
CONSUMER STAPLES--5.2%
BEVERAGES--0.4%
Molson Coors Brewing Co., Cl. B, Non-Vtg.                         22,100       1,075,828
                                                                           -------------
FOOD & STAPLES RETAILING--1.2%
Kroger Co. (The)                                                  89,600       1,849,344
Walgreen Co.                                                      31,000       1,161,570
                                                                           -------------
                                                                               3,010,914
                                                                           -------------
FOOD PRODUCTS--1.5%
Nestle SA                                                         87,780       3,740,582
                                                                           -------------
TOBACCO--2.1%
Altria Group, Inc.                                                83,010       1,478,408
Lorillard, Inc.                                                   50,660       3,764,038
                                                                           -------------
                                                                               5,242,446
                                                                           -------------
ENERGY--4.4%
OIL, GAS & CONSUMABLE FUELS--4.4%
Chevron Corp.                                                     64,600       4,549,778
Exxon Mobil Corp.                                                 96,370       6,611,946
                                                                           -------------
                                                                              11,161,724
                                                                           -------------
FINANCIALS--6.2%
COMMERCIAL BANKS--0.9%
Wells Fargo & Co.                                                 77,600       2,186,768
                                                                           -------------
DIVERSIFIED FINANCIAL SERVICES--2.3%
JPMorgan Chase & Co.                                             132,900       5,823,678
                                                                           -------------
INSURANCE--3.0%
Assurant, Inc.                                                    51,500       1,651,090
Everest Re Group Ltd.                                             68,430       6,001,311
                                                                           -------------
                                                                               7,652,401
                                                                           -------------
HEALTH CARE--6.8%
BIOTECHNOLOGY--0.7%
Amicus Therapeutics, Inc.(1)                                      94,049         822,929
Genzyme Corp. (General Division)(1)                               18,900       1,072,197
                                                                           -------------
                                                                               1,895,126
                                                                           -------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
Beckman Coulter, Inc.                                             32,120       2,214,353
Covidien plc                                                      46,700       2,020,242
                                                                           -------------
                                                                               4,234,595
                                                                           -------------
HEALTH CARE PROVIDERS & SERVICES--2.1%
Aetna, Inc.                                                       87,140       2,425,106
Medco Health Solutions, Inc.(1)                                   53,320       2,949,129
                                                                           -------------
                                                                               5,374,235
                                                                           -------------


                        1 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                               SHARES          VALUE
                                                            ------------   -------------
PHARMACEUTICALS--2.3%
Abbott Laboratories                                               48,410   $   2,394,843
Wyeth                                                             69,000       3,352,020
                                                                           -------------
                                                                               5,746,863
                                                                           -------------
INDUSTRIALS--3.4%
AEROSPACE & DEFENSE--0.4%
Orbital Sciences Corp.(1)                                         65,404         979,098
                                                                           -------------
INDUSTRIAL CONGLOMERATES--0.6%
Tyco International Ltd.                                           41,300       1,424,024
                                                                           -------------
MACHINERY--1.8%
Joy Global, Inc.                                                  57,780       2,827,753
Navistar International Corp.(1)                                   46,350       1,734,417
                                                                           -------------
                                                                               4,562,170
                                                                           -------------
TRADING COMPANIES & DISTRIBUTORS--0.6%
Aircastle Ltd.                                                   168,100       1,625,527
                                                                           -------------
INFORMATION TECHNOLOGY--20.7%
COMMUNICATIONS EQUIPMENT--3.8%
Orbcomm, Inc.(1)                                                     375           1,020
QUALCOMM, Inc.                                                   113,360       5,098,933
Research in Motion Ltd.(1)                                        65,680       4,436,684
                                                                           -------------
                                                                               9,536,637
                                                                           -------------
COMPUTERS & PERIPHERALS--0.7%
Apple, Inc.(1)                                                     9,700       1,798,089
                                                                           -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.0%
CalAmp Corp.(1)                                                       19              53
                                                                           -------------
INTERNET SOFTWARE & SERVICES--4.1%
eBay, Inc.(1)                                                    150,600       3,555,666
Google, Inc., Cl. A(1)                                            13,810       6,847,689
                                                                           -------------
                                                                              10,403,355
                                                                           -------------
SOFTWARE--12.1%
Microsoft Corp.                                                  338,700       8,768,943
Novell, Inc.(1)                                                  337,980       1,524,290
Synopsys, Inc.(1)                                                114,640       2,570,229
Take-Two Interactive Software, Inc.(1, 12)                     1,048,576      11,754,537
THQ, Inc.(1)                                                     853,300       5,836,572
                                                                           -------------
                                                                              30,454,571
                                                                           -------------
MATERIALS--2.1%
CHEMICALS--2.1%
Celanese Corp., Series A                                          28,200         705,000
Lubrizol Corp. (The)                                              45,040       3,218,558
Potash Corp. of Saskatchewan, Inc.                                15,100       1,364,134
                                                                           -------------
                                                                               5,287,692
                                                                           -------------
TELECOMMUNICATION SERVICES--0.0%
DIVERSIFIED TELECOMMUNICATION SERVICES--0.0%
XO Holdings, Inc.(1)                                                  85              58
                                                                           -------------


                        2 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                               SHARES          VALUE
                                                            ------------   -------------
UTILITIES--0.6%
ELECTRIC UTILITIES--0.6%
Edison International, Inc.                                        40,500   $   1,359,990
                                                                           -------------
Total Common Stocks (Cost $122,972,782)                                      132,688,936
                                                                           -------------
PREFERRED STOCKS--3.8%
Mylan, Inc., 6.50% Cv., Non-Vtg.                                   4,800       4,970,832
Schering-Plough Corp., 6% Cv.                                     18,800       4,562,760
                                                                           -------------
Total Preferred Stocks (Cost $5,743,030)                                       9,533,592
                                                                           -------------

                                                                UNITS
                                                            ------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
XO Communications, Inc.:
Series A Wts., Strike Price $6.25, Exp. 1/16/10(1, 2)                171               2
Series B Wts., Strike Price $7.50, Exp. 1/16/10(1, 2)                128              --
Series C Wts., Strike Price $10, Exp. 1/16/10(1, 2)                  128              --
                                                                           -------------
Total Rights, Warrants and Certificates (Cost $0)                                      2
                                                                           -------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                            ------------
ASSET-BACKED SECURITIES--3.5%
Argent Securities Trust 2004-W8, Asset-Backed
   Pass-Through Certificates, Series 2004-W8, Cl. A2,
   0.726%, 5/25/34(3)                                       $    830,484         568,573
Bank of America Auto Trust, Automobile Asset-Backed
   Certificates, Series 2009-2A, Cl. A4, 3.03%,
   10/15/16(4)                                                 1,025,000       1,029,513
Bank of America Credit Card Trust, Credit Card
   Asset-Backed Certificates, Series 2006-A16, Cl. A16,
   4.72%, 5/15/13                                                265,000         276,404
Chase Issuance Trust, Credit Card Asset-Backed
   Certificates, Series 2007-A15, Cl. A, 4.96%, 9/17/12          665,000         691,613
Citibank Credit Card Issuance Trust, Credit Card
   Receivable Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15          180,000         176,588
CNH Equipment Trust, Asset-Backed Certificates, Series
   2009-B, Cl. A3, 2.97%, 3/15/13                                465,000         472,799
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 0.986%, 2/25/33(3)                         18,836          11,752
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36(3)                     336,263         263,169
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36(3)                     193,624         152,142
CWABS Asset-Backed Certificates Trust 2006-25,
   Asset-Backed Certificates, Series 2006-25, Cl. 2A2,
   0.366%, 6/25/47(3)                                            480,000         316,534
Ford Credit Auto Owner Trust, Automobile Receivables
   Nts., Series 2009-B, Cl. A2, 2.10%, 11/15/11                  120,000         121,047
Harley-Davidson Motorcycle Trust 2009-2, Motorcycle
   Contract-Backed Nts., Series 2009-2, Cl. A2, 2%,
   7/15/12                                                       810,000         816,563
Honda Auto Receivables 2009-3 Owner Trust, Automobile
   Asset-Backed Nts., Series 2009-3, Cl. A2, 1.50%,
   8/15/11(2)                                                    350,000         351,435
HSBC Home Equity Loan Trust 2005-3, Closed-End Home
   Equity Loan Asset-Backed Certificates, Series 2005-3,
   Cl. A1, 0.533%, 1/20/35(3)                                    272,334         235,730


                        3 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                              PRINCIPAL
                                                               AMOUNT          VALUE
                                                            ------------   -------------
HSBC Home Equity Loan Trust 2006-4, Closed-End Home
   Equity Loan Asset-Backed Certificates, Series 2006-4,
   Cl. A2V, 0.383%, 3/20/36(3)                              $    180,000   $     168,169
MBNA Credit Card Master Note Trust, Credit Card
   Receivables:
Series 2003-C7, Cl. C7, 1.593%, 3/15/16(3)                     1,710,000       1,560,053
Series 2005-A6, Cl. A6, 4.50%, 1/15/13                           660,000         679,348
Option One Mortgage Loan Trust 2006-2, Asset-Backed
   Certificates, Series 2006-2, Cl. 2A2, 0.346%,
   7/1/36(3)                                                     729,824         592,684
RASC Series 2006-KS7 Trust, Home Equity Mtg.
   Asset-Backed Pass-Through Certificates, Series
   2006-KS7, Cl. A2, 0.346%, 9/25/36(3)                          381,033         362,803
Structured Asset Investment Loan Trust, Mtg.
   Pass-Through Certificates, Series 2006-BNC3, Cl. A2,
   0.286%, 9/25/36(3)                                             73,642          72,666
                                                                           -------------
Total Asset-Backed Securities (Cost $9,864,786)                                8,919,585
                                                                           -------------
MORTGAGE-BACKED OBLIGATIONS--33.0%
GOVERNMENT AGENCY--28.6%
Federal Home Loan Bank, Mtg.-Backed Obligations, Series
   5G-2012, Cl. 1, 4.97%, 2/24/12                                607,221         639,669
Federal Home Loan Mortgage Corp.:
5.50%, 9/1/39(5)                                               1,520,000       1,593,229
7%, 10/1/37                                                    2,256,057       2,447,035
Federal Home Loan Mortgage Corp., Gtd. Collateralized
   Mtg. Obligations Multiclass Pass-Through
   Certificates, Series 2676, Cl. KB, 5%, 2/1/20                 308,541         320,231
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
   Investment Conduit Multiclass Pass-Through
   Certificates:
Series 2006-11, Cl. PS, 23.664%, 3/25/36(3)                      288,305         388,259
Series 2426, Cl. BG, 6%, 3/15/17                                 620,470         670,168
Series 2427, Cl. ZM, 6.50%, 3/15/32                              648,944         695,365
Series 2626, Cl. TB, 5%, 6/1/33                                  805,000         866,533
Series 2638, Cl. KG, 4%, 11/1/27                               1,000,000       1,031,384
Series 2648, Cl. JE, 3%, 2/1/30                                  833,843         842,168
Series 2663, Cl. BA, 4%, 8/1/16                                  866,138         893,654
Series 2686, Cl. CD, 4.50%, 2/1/17                               553,510         573,001
Series 3019, Cl. MD, 4.75%, 1/1/31                               520,495         543,304
Series 3025, Cl. SJ, 23.858%, 8/15/35(3)                          90,864         120,731
Series 3094, Cl. HS, 23.491%, 6/15/34(3)                         175,720         221,513
Series 3157, Cl. MC, 5.50%, 2/1/26                               828,569         851,972
Series 3279, Cl. PH, 6%, 2/1/27                                  675,000         703,881
Series 3306, Cl. PA, 5.50%, 10/1/27(6)                           234,104         242,421
Series R001, Cl. AE, 4.375%, 4/1/15                              172,537         177,782
Federal Home Loan Mortgage Corp., Interest-Only Stripped
   Mtg.-Backed Security:
Series 176, Cl. IO, 14.401%, 6/1/26(7)                           151,691          27,916
Series 183, Cl. IO, 10.99%, 4/1/27(7)                            237,148          44,401
Series 184, Cl. IO, 18.57%, 12/1/26(7)                           261,809          48,048
Series 192, Cl. IO, 8.502%, 2/1/28(7)                             69,239          16,830


                        4 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                              PRINCIPAL
                                                               AMOUNT          VALUE
                                                            ------------   -------------
Series 2130, Cl. SC, 51.964%, 3/15/29(7)                    $    189,616   $      31,168
Series 224, Cl. IO, 0.084%, 3/1/33(7)                            400,511          72,933
Series 243, Cl. 6, 0.00%, 12/15/32(7, 13)                        243,551          43,785
Series 2527, Cl. SG, 35.893%, 2/15/32(7)                         133,921           7,218
Series 2531, Cl. ST, 54.027%, 2/15/30(7)                       1,652,601          96,527
Series 2796, Cl. SD, 66.964%, 7/15/26(7)                         269,580          46,346
Series 2802, Cl. AS, 99.999%, 4/15/33(7)                         336,506          33,906
Series 2920, Cl. S, 78.214%, 1/15/35(7)                        1,512,681         180,720
Series 3000, Cl. SE, 99.999%, 7/15/25(7)                       1,428,794         137,490
Series 3045, Cl. DI, 41.097%, 10/15/35(7)                      1,261,921         162,345
Series 3110, Cl. SL, 99.999%, 2/15/26(7)                         220,239          20,492
Series 3146, Cl. SA, 54.05%, 4/15/36(7)                        1,469,729         192,527
Series 3399, Cl. SC, 19.915%, 12/15/37(7)                      1,094,876         117,951
Federal Home Loan Mortgage Corp., Principal-Only
   Stripped Mtg.-Backed Security:
Series 176, Cl. PO, 4.466%, 6/1/26(8)                             66,758          56,641
Series 192, Cl. PO, 7.383%, 2/1/28(8)                             69,239          61,523
Federal National Mortgage Assn.:
4.50%, 10/1/24-10/1/39(5)                                      5,337,000       5,440,393
5%, 10/1/24-11/1/39(5)                                         8,168,000       8,437,293
5.50%, 9/25/20                                                    15,890          16,904
5.50%, 10/1/24-10/1/39(5)                                      8,843,000       9,254,483
6%, 3/1/37                                                     1,504,745       1,592,538
6%, 10/1/24-10/1/39(5)                                        11,403,000      12,069,983
6.50%, 10/1/39(5)                                              5,005,000       5,349,875
7%, 11/1/17(6)                                                   322,885         343,621
7.50%, 1/1/33                                                    269,968         302,409
8.50%, 7/1/32                                                     12,771          14,190
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
   Investment Conduit Multiclass Pass-Through
   Certificates:
Trust 1998-61, Cl. PL, 6%, 11/25/28                              218,926         237,622
Trust 2004-101, Cl. BG, 5%, 1/25/20                            1,000,000       1,066,497
Trust 2004-81, Cl. KC, 4.50%, 4/1/17                             826,228         855,882
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                          700,000         745,360
Trust 2005-57, Cl. PA, 5.50%, 5/1/27                             497,628         507,045
Trust 2005-69, Cl. LE, 5.50%, 11/1/33                            593,777         623,399
Trust 2006-46, Cl. SW, 23.296%, 6/25/36(3)                       215,366         282,800
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                            558,683         579,574
Trust 2009-37, Cl. HA, 4%, 4/1/19                                880,509         915,339
Trust 2009-70, Cl. PA, 5%, 8/1/35                                911,037         962,703
Federal National Mortgage Assn., Interest-Only Stripped
   Mtg.-Backed Security:
Trust 2001-65, Cl. S, 48.887%, 11/25/31(7)                       637,397          81,732
Trust 2001-81, Cl. S, 35.96%, 1/25/32(7)                         142,826          18,900
Trust 2002-47, Cl. NS, 34.854%, 4/25/32(7)                       322,582          44,654
Trust 2002-51, Cl. S, 35.17%, 8/25/32(7)                         296,207          40,617
Trust 2002-52, Cl. SD, 40.436%, 9/25/32(7)                       347,116          46,490
Trust 2002-77, Cl. SH, 44.148%, 12/18/32(7)                      197,811          32,137
Trust 2002-84, Cl. SA, 50.347%, 12/25/32(7)                      568,733          71,037


                        5 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                              PRINCIPAL
                                                               AMOUNT          VALUE
                                                            ------------   -------------
Trust 2002-9, Cl. MS, 35.07%, 3/25/32(7)                    $    216,462   $      31,419
Trust 2003-33, Cl. SP, 55.437%, 5/25/33(7)                       654,143          90,034
Trust 2003-4, Cl. S, 47.714%, 2/25/33(7)                         375,062          52,059
Trust 2003-46, Cl. IH, 0.00%, 6/1/33(7, 13)                    2,155,384         244,135
Trust 2003-89, Cl. XS, 64.692%, 11/25/32(7)                      312,729          21,940
Trust 2004-54, Cl. DS, 51.173%, 11/25/30(7)                      292,377          38,751
Trust 2005-14, Cl. SE, 42.454%, 3/25/35(7)                       228,731          20,136
Trust 2005-40, Cl. SA, 75.003%, 5/25/35(7)                       849,104         107,996
Trust 2005-6, Cl. SE, 86.043%, 2/25/35(7)                      1,127,635         133,723
Trust 2005-71, Cl. SA, 73.39%, 8/25/25(7)                        921,838         106,942
Trust 2005-87, Cl. SE, 46.767%, 10/25/35(7)                    1,072,300          92,056
Trust 2005-87, Cl. SG, 37.618%, 10/25/35(7)                       48,741           4,693
Trust 2006-60, Cl. DI, 40.498%, 4/25/35(7)                       148,025          21,588
Trust 2007-88, Cl. XI, 13.776%, 6/25/37(7)                     4,293,101         425,171
Trust 2008-10, Cl. GI, 15.532%, 3/25/38(7)                     3,198,933         329,104
Trust 222, Cl. 2, 16.113%, 6/1/23(7)                             520,418          93,790
Trust 233, Cl. 2, 21.983%, 8/1/23(7)                             453,579          85,772
Trust 240, Cl. 2, 22.457%, 9/1/23(7)                             858,232         153,722
Trust 252, Cl. 2, 22.417%, 11/1/23(7)                            411,830          75,838
Trust 273, Cl. 2, 13.959%, 8/1/26(7)                             115,075          21,275
Trust 319, Cl. 2, 5.387%, 2/1/32(7)                              144,594          28,886
Trust 331, Cl. 9, 9.454%, 2/1/33(7)                              424,979          73,076
Trust 334, Cl. 17, 16.735%, 2/1/33(7)                            243,452          37,285
Trust 339, Cl. 12, 0.00%, 7/1/33(7, 13)                          424,355          70,800
Trust 339, Cl. 7, 0.00%, 7/1/33(7, 13)                         1,518,919         206,132
Trust 343, Cl. 13, 6.891%, 9/1/33(7)                             363,725          63,321
Trust 345, Cl. 9, 0.00%, 1/1/34(7, 13)                           611,979          89,299
Trust 351, Cl. 10, 0.00%, 4/1/34(7, 13)                           59,526           8,001
Trust 351, Cl. 8, 0.643%, 4/1/34(7)                              184,366          24,517
Trust 356, Cl. 10, 0.00%, 6/1/35(7, 13)                          153,146          21,912
Trust 356, Cl. 12, 0.00%, 2/1/35(7, 13)                           82,128          10,934
Trust 362, Cl. 12, 0.00%, 8/1/35(7, 13)                          995,428         172,063
Trust 362, Cl. 13, 0.00%, 8/1/35(7, 13)                          547,116          91,715
Trust 364, Cl. 16, 0.00%, 9/1/35(7, 13)                          431,789          59,968
Federal National Mortgage Assn., Principal-Only Stripped
   Mtg.-Backed Security, Trust 1993-184, Cl. M, 5.318%,
   9/25/23(8)                                                    188,861         154,309
Government National Mortgage Assn.:
4.50%, 10/1/39(5)                                              3,340,000       3,390,100
8%, 4/15/23                                                      105,207         118,998
Government National Mortgage Assn., Interest-Only
   Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 79.504%, 1/16/27(7)                      306,943          43,505
Series 2002-15, Cl. SM, 68.868%, 2/16/32(7)                      358,425          59,081
Series 2002-76, Cl. SY, 76.758%, 12/16/26(7)                     809,221         121,847
Series 2004-11, Cl. SM, 57.14%, 1/17/30(7)                       261,254          39,922


                        6 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                              PRINCIPAL
                                                               AMOUNT          VALUE
                                                            ------------   -------------
NON-AGENCY--4.4%
Banc of America Commercial Mortgage, Inc., Commercial
   Mtg. Pass-Through Certificates, Series 2006-1, Cl.
   AM, 5.421%, 9/1/45                                       $  1,800,000   $   1,483,852
Banc of America Mortgage Securities, Inc., Mtg.
   Pass-Through Certificates, Series 2004-E, Cl. 2A6,
   4.168%, 6/1/34(3)                                             175,000         136,638
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through
   Certificates, Series 2006-2, Cl. A1B, 0.366%,
   9/25/36(3)                                                      2,772           2,763
Citigroup Commercial Mortgage Trust 2008-C7, Commercial
   Mtg. Pass-Through Certificates:
Series 2008-C7, Cl. A4, 6.299%, 12/1/49(3)                       300,000         270,893
Series 2008-C7, Cl. AM, 6.299%, 12/1/49(3)                       780,000         543,082
Countrywide Alternative Loan Trust 2005-29CB, Mortgage
   Pass-Through Certificates, Series 2005-29CB, Cl.
   A4, 5%, 7/1/35                                                954,387         815,939
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg.
   Pass-Through Certificates, Series 2006-AB4, Cl.
   A1A, 6.005%, 10/25/36                                         418,493         278,630
First Horizon Alternative Mortgage Securities Trust
   2004-FA2, Mtg. Pass-Through Certificates, Series
   2004-FA2, Cl. 3A1, 6%, 1/25/35                                325,782         288,970
First Horizon Alternative Mortgage Securities Trust
   2007-FA2, Mtg. Pass-Through Certificates, Series
   2007-FA2, Cl. 1A1, 5.50%, 4/25/37                             339,006         235,594
GE Capital Commercial Mortgage Corp., Commercial Mtg.
   Obligations, Series 2005-C4, Cl. AM, 5.513%,
   11/1/45(3)                                                    355,000         301,537
GS Mortgage Securities Corp. II, Commercial Mtg.
   Obligations, Series 2001-LIBA, Cl. B, 6.733%,
   2/10/16                                                       290,000         310,675
JPMorgan Chase Commercial Mortgage Securities Corp.,
   Commercial Mtg. Pass-Through Certificates:
Series 2005-LDP4, Cl. AM, 4.999%, 10/1/42                        485,000         413,235
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                       235,000         225,006
Series 2007-LD11, Cl. A2, 5.992%, 6/15/49(3)                     270,000         271,006
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial
   Mtg. Pass-Through Certificates:
Series 2006-C1, Cl. A2, 5.084%, 2/11/31                          345,000         346,391
Series 2006-C1, Cl. AM, 5.217%, 2/11/31(3)                     1,010,000         817,002
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial
   Mtg. Pass-Through Certificates, Series 2007-C1, Cl.
   A2, 5.318%, 1/15/12                                           950,000         950,766
LB-UBS Commercial Mortgage Trust 2007-C7, Commercial
   Mtg. Pass-Through Certificates, Series 2007-C7, Cl.
   AM, 6.374%, 9/11/45(3)                                        550,000         399,101
Mastr Adjustable Rate Mortgages Trust 2004-13, Mtg.
   Pass-Through Certificates, Series 2004-13, Cl. 2
   A2, 4.21%, 4/1/34(3)                                          296,038         284,681
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through
   Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34            642,591         550,086
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed
   Pass-Through Certificates, Series 2003-QS1, Cl. A2,
   5.75%, 1/25/33                                                222,381         220,631
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed
   Pass-Through Certificates, Series 2006-QS13, Cl.
   1A8, 6%, 9/25/36                                              184,869         174,528


                        7 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                              PRINCIPAL
                                                               AMOUNT          VALUE
                                                            ------------   -------------
WaMu Mortgage Pass-Through Certificates 2003-AR9
   Trust, Mtg. Pass-Through Certificates, Series
   2003-AR9, Cl. 2A, 2.881%, 9/25/33(3)                     $    425,556   $     395,998
Wells Fargo Mortgage-Backed Securities 2004-AA Trust,
   Mtg. Pass-Through Certificates, Series 2004-AA, Cl.
   2A, 4.979%, 12/25/34(3)                                       311,538         295,883
Wells Fargo Mortgage-Backed Securities 2004-R Trust,
   Mtg. Pass-Through Certificates, Series 2004-R, Cl.
   2A1, 3.003%, 9/1/34(3)                                        131,081         124,888
Wells Fargo Mortgage-Backed Securities 2004-S Trust,
   Mtg. Pass-Through Certificates, Series 2004-S, Cl.
   A1, 3.295%, 9/25/34(3)                                        268,685         261,220
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR6,
   Cl. 3A1, 5.094%, 3/25/36(3)                                   757,090         626,542
                                                                           -------------
Total Mortgage-Backed Obligations (Cost $82,966,587)                          83,215,896
                                                                           -------------
U.S. GOVERNMENT OBLIGATIONS--0.5%
Federal Home Loan Mortgage Corp. Nts., 2.50%, 4/23/14            765,000         767,453
Federal National Mortgage Assn. Nts., 3%, 9/16/14                595,000         605,794
                                                                           -------------
Total U.S. Government Obligations (Cost $1,362,354)                            1,373,247
                                                                           -------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--10.5%
CONSUMER DISCRETIONARY--1.3%
AUTOMOBILES--0.4%
Daimler Finance North America LLC, 6.50% Sr. Unsec.
   Unsub. Nts., 11/15/13                                         235,000         253,499
DaimlerChrysler NA Holdings Corp., 8.50% Nts., 1/18/31           153,000         181,524
Ford Motor Credit Co. LLC, 9.75% Sr. Unsec. Nts., 9/15/10        465,000         475,284
                                                                           -------------
                                                                                 910,307
                                                                           -------------
HOTELS, RESTAURANTS & LEISURE--0.1%
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts.,
   8/15/15(4)                                                    242,000         247,064
                                                                           -------------
MEDIA--0.6%
CBS Corp., 8.875% Sr. Unsec. Nts., 5/15/19                       222,000         245,255
Comcast Cable Communications Holdings, Inc., 9.455% Sr.
   Unsec. Nts., 11/15/22                                         115,000         148,126
Comcast Cable Communications, Inc., 8.875% Unsub. Nts.,
   5/1/17                                                        200,000         247,065
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.875%
   Sr. Unsec. Unsub. Nts., 10/1/19(4)                             84,000          83,895
DISH DBS Corp., 7.875% Sr. Nts., 9/1/19(4)                       205,000         208,075
Time Warner Cos., Inc., 9.125% Debs., 1/15/13                    165,000         191,766
Time Warner Entertainment Co. LP, 8.375% Sr. Nts.,
   7/15/33                                                       130,000         156,724
Time Warner, Inc., 6.50% Sr. Unsec. Debs., 11/15/36              190,000         195,093
Viacom, Inc., 6.25% Sr. Unsec. Nts., 4/30/16                      75,000          81,019
                                                                           -------------
                                                                               1,557,018
                                                                           -------------
SPECIALTY RETAIL--0.2%
Home Depot, Inc. (The), 5.875% Sr. Unsec. Unsub. Nts.,
   12/16/36                                                      212,000         206,369


                        8 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                              PRINCIPAL
                                                               AMOUNT          VALUE
                                                            ------------   -------------
SPECIALTY RETAIL CONTINUED
Staples, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/1/11         $    350,000   $     378,109
                                                                           -------------
                                                                                 584,478
                                                                           -------------
CONSUMER STAPLES--0.8%
BEVERAGES--0.1%
Anheuser-Busch InBev Worldwide, Inc.:
7.75% Sr. Unsec. Unsub. Nts., 1/15/19(4)                         168,000         199,128
8% Sr. Nts., 11/15/39(4)                                          65,000          84,392
                                                                           -------------
                                                                                 283,520
                                                                           -------------
FOOD & STAPLES RETAILING--0.2%
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                  95,000         125,342
Safeway, Inc., 6.50% Sr. Unsec. Nts., 3/1/11                     115,000         122,278
Supervalu, Inc., 7.50% Sr. Nts., 11/15/14                        225,000         227,250
                                                                           -------------
                                                                                 474,870
                                                                           -------------
FOOD PRODUCTS--0.3%
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14                            190,000         197,324
8.50% Sr. Unsec. Nts., 6/15/19                                   175,000         202,089
Heinz (H.J.) Finance Co., 7.125% Sr. Unsec. Nts.,
   8/1/39(4)                                                     175,000         207,832
Sara Lee Corp., 6.25% Sr. Unsec. Unsub. Nts., 9/15/11            165,000         178,289
                                                                           -------------
                                                                                 785,534
                                                                           -------------
TOBACCO--0.2%
Altria Group, Inc., 9.70% Sr. Unsec. Nts., 11/10/18              405,000         503,835
                                                                           -------------
ENERGY--1.6%
ENERGY EQUIPMENT & SERVICES--0.1%
Pride International, Inc., 8.50% Sr. Nts., 6/15/19               275,000         303,875
                                                                           -------------
OIL, GAS & CONSUMABLE FUELS--1.5%
Anadarko Petroleum Corp., 6.45% Sr. Unsec. Nts., 9/15/36         203,000         210,275
Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts., 1/15/16         220,000         209,550
Duke Energy Field Services LLC, 7.875% Unsec. Nts.,
   8/16/10                                                       220,000         230,667
El Paso Corp., 8.25% Sr. Unsec. Nts., 2/15/16                    250,000         257,500
Enterprise Products Operating LLP, 7.50% Sr. Unsec.
   Unsub. Nts., 2/1/11                                           195,000         208,233
Hess Corp., 6.65% Sr. Unsec. Unsub. Nts., 8/15/11                134,000         143,878
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr.
   Unsec. Nts., 6/1/13                                           350,000         362,833
Kerr-McGee Corp., 6.875% Sr. Unsec. Unsub. Nts., 9/15/11         173,000         185,854
Kinder Morgan Energy Partners LP, 9% Sr. Unsec. Nts.,
   2/1/19                                                        207,000         251,225
Nexen, Inc.:
6.40% Sr. Unsec. Unsub. Bonds, 5/15/37                           235,000         229,568
7.50% Nts., 7/30/39                                               94,000         102,705
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B,
   3/15/13                                                       235,000         238,525
Petro-Canada, 5.95% Sr. Unsec. Unsub. Bonds, 5/15/35             100,000          98,801
PF Export Receivables Master Trust, 3.748% Sr. Nts.,
   Series B, 6/1/13(2)                                           207,125         211,527
Plains All American Pipeline LP, 6.50% Sr. Unsec. Unsub.
   Nts., 5/1/18                                                  272,000         291,819
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr.
   Sec. Nts., 9/30/14(4)                                         140,000         149,360
Shell International Finance BV, 4.30% Nts., 9/22/19               85,000          85,616


                        9 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                              PRINCIPAL
                                                               AMOUNT          VALUE
                                                            ------------   -------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Williams Cos., Inc. (The), 8.75% Unsec. Nts., 3/15/32       $    140,000   $     161,004
XTO Energy, Inc., 6.50% Sr. Unsec. Unsub. Nts., 12/15/18          65,000          71,883
                                                                           -------------
                                                                               3,700,823
                                                                           -------------
FINANCIALS--3.3%
CAPITAL MARKETS--0.5%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec.
   Nts., 8/15/19(4)                                              210,000         213,322
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds,
   2/15/34                                                       440,000         405,283
Morgan Stanley:
5.55% Sr. Unsec. Unsub. Nts., Series F, 4/27/17                  100,000          99,799
7.30% Sr. Unsec. Nts., 5/13/19                                   608,000         670,138
                                                                           -------------
                                                                               1,388,542
                                                                           -------------
COMMERCIAL BANKS--0.6%
Barclays Bank plc, 6.278% Perpetual Bonds(9)                     520,000         390,008
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35(3)          390,000         296,400
PNC Funding Corp., 5.25% Gtd. Unsec. Sub. Nts., 11/15/15         270,000         277,167
Wachovia Corp., 5.625% Sub. Nts., 10/15/16                        90,000          94,151
Wells Fargo Capital X, 5.95% Unsec. Sub. Bonds, 12/15/36         392,000         342,020
                                                                           -------------
                                                                               1,399,746
                                                                           -------------
CONSUMER FINANCE--0.2%
American Express Bank FSB, 5.50% Sr. Unsec. Nts., 4/16/13        155,000         163,773
Capital One Bank USA NA, 8.80% Sub. Nts., 7/15/19                130,000         150,529
Capital One Financial Corp., 5.70% Sr. Unsec. Unsub.
   Nts., 9/15/11                                                 253,000         264,477
                                                                           -------------
                                                                                 578,779
                                                                           -------------
DIVERSIFIED FINANCIAL SERVICES--1.2%
Citigroup, Inc.:
6.125% Sub. Nts., 8/25/36                                        250,000         215,199
8.125% Sr. Unsec. Nts., 7/15/39                                  620,000         696,111
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1(9)       1,085,000       1,044,960
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38         900,000       1,017,356
                                                                           -------------
                                                                               2,973,626
                                                                           -------------
INSURANCE--0.6%
Axa SA, 6.379% Sub. Perpetual Bonds(4, 9)                        260,000         210,600
Hartford Financial Services Group, Inc. (The):
5.375% Sr. Unsec. Nts., 3/15/17                                  220,000         201,786
6% Sr. Unsec. Nts., 1/15/19                                      275,000         261,246
Marsh & McLennan Cos., Inc., 5.15% Sr. Unsec. Nts.,
   9/15/10                                                       235,000         239,876
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/36(3)          215,000         184,900
Principal Life Global Funding I, 4.40% Sr. Sec. Nts.,
   10/1/10(4)                                                    232,000         234,502
Prudential Holdings LLC, 8.695% Bonds, Series C,
   12/18/23(4)                                                   185,000         193,541
                                                                           -------------
                                                                               1,526,451
                                                                           -------------
REAL ESTATE INVESTMENT TRUSTS--0.2%
Simon Property Group LP, 5.375% Sr. Unsec. Unsub. Nts.,
   6/1/11                                                        230,000         237,121


                        10 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                              PRINCIPAL
                                                               AMOUNT          VALUE
                                                            ------------   -------------
REAL ESTATE INVESTMENT TRUSTS CONTINUED
WEA Finance LLC/WT Finance Aust Pty Ltd., 5.75% Nts.,
   9/2/15(4)                                                $    250,000   $     251,975
                                                                           -------------
                                                                                 489,096
                                                                           -------------
HEALTH CARE--0.4%
HEALTH CARE PROVIDERS & SERVICES--0.1%
WellPoint, Inc., 5% Sr. Unsec. Unsub. Nts., 1/15/11              220,000         226,812
                                                                           -------------
LIFE SCIENCES TOOLS & SERVICES--0.1%
Fisher Scientific International, Inc., 6.125% Sr. Unsec.
   Sub. Nts., 7/1/15                                             367,000         381,290
                                                                           -------------
PHARMACEUTICALS--0.2%
Genentech, Inc., 5.25% Sr. Unsec. Unsub. Nts., 7/15/35           160,000         159,426
Watson Pharmaceuticals, Inc., 6.125% Sr. Unsec. Nts.,
   8/15/19                                                       240,000         252,875
                                                                           -------------
                                                                                 412,301
                                                                           -------------
INDUSTRIALS--0.9%
AEROSPACE & DEFENSE--0.3%
BAE Systems Holdings, Inc., 6.375% Nts., 6/1/19(4)               230,000         254,248
L-3 Communications Corp., 5.875% Sr. Sub. Nts., 1/15/15          250,000         250,000
Meccanica Holdings USA:
6.25% Sr. Unsec. Unsub. Nts., 7/15/19(4)                         130,000         140,554
7.375% Sr. Unsec. Unsub. Nts., 7/15/39(4)                        220,000         260,261
                                                                           -------------
                                                                                 905,063
                                                                           -------------
COMMERCIAL SERVICES & SUPPLIES--0.1%
Browning-Ferris Industries, Inc., 7.40% Sr. Unsec.
   Debs., 9/15/35                                                150,000         172,598
                                                                           -------------
ELECTRICAL EQUIPMENT--0.1%
Roper Industries, Inc., 6.25% Sr. Nts., 9/1/19                   248,000         257,915
                                                                           -------------
INDUSTRIAL CONGLOMERATES--0.2%
General Electric Capital Corp., 5.875% Unsec. Unsub.
   Nts., 1/14/38                                                 180,000         165,616
Tyco International Ltd./Tyco International Finance SA,
   6.875% Sr. Unsec. Unsub. Nts., 1/15/21                        355,000         399,400
                                                                           -------------
                                                                                 565,016
                                                                           -------------
ROAD & RAIL--0.2%
CSX Corp., 7.375% Sr. Unsec. Nts., 2/1/19                        355,000         418,484
                                                                           -------------
INFORMATION TECHNOLOGY--0.1%
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
Agilent Technologies, Inc., 5.50% Sr. Unsec. Unsub.
   Nts., 9/14/15                                                 250,000         257,489
                                                                           -------------
MATERIALS--0.6%
CHEMICALS--0.1%
Airgas, Inc., 4.50% Sr. Unsec. Unsub. Nts., 9/15/14              126,000         128,429
Yara International ASA, 7.875% Nts., 6/11/19(4)                  209,000         235,310
                                                                           -------------
                                                                                 363,739
                                                                           -------------
CONTAINERS & PACKAGING--0.1%
Ball Corp., 7.125% Sr. Unsec. Nts., 9/1/16                       250,000         256,250
                                                                           -------------
METALS & MINING--0.3%
Freeport-McMoRan Copper & Gold, Inc., 8.25% Sr. Unsec.
   Nts., 4/1/15                                                  225,000         239,608


                        11 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                              PRINCIPAL
                                                               AMOUNT          VALUE
                                                            ------------   -------------
METALS & MINING CONTINUED
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15                       $     75,000   $      74,940
6% Sr. Unsec. Unsub. Nts., 10/15/15                              132,000         134,397
Xstrata Finance Canada Ltd., 6.90% Nts., 11/15/37(4)             233,000         220,006
                                                                           -------------
                                                                                 668,951
                                                                           -------------
PAPER & FOREST PRODUCTS--0.1%
MeadWestvaco Corp., 7.375% Sr. Unsec. Unsub. Nts., 9/1/19        250,000         262,349
                                                                           -------------
TELECOMMUNICATION SERVICES--0.8%
DIVERSIFIED TELECOMMUNICATION SERVICES--0.8%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38                      280,000         294,409
British Telecommunications plc, 9.625% Bonds, 12/15/30           151,000         193,981
CenturyTel, Inc., 8.375% Sr. Unsec. Nts., Series H,
   10/15/10                                                      125,000         132,505
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13             235,000         231,475
Deutsche Telekom International Finance BV, 8.50% Unsub.
   Nts., 6/15/10(3)                                              167,000         175,092
Telecom Italia Capital SA, 4.875% Sr. Unsec. Unsub.
   Nts., 10/1/10                                                 345,000         354,753
Telefonica Europe BV, 7.75% Unsec. Nts., 9/15/10                 165,000         174,594
Telus Corp., 8% Nts., 6/1/11                                     265,000         288,507
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts.,
   2/15/38                                                       180,000         193,033
                                                                           -------------
                                                                               2,038,349
                                                                           -------------
WIRELESS TELECOMMUNICATION SERVICES--0.0%
Rogers Wireless, Inc., 9.625% Sr. Sec. Nts., 5/1/11               33,000          36,730
                                                                           -------------
UTILITIES--0.7%
ELECTRIC UTILITIES--0.2%
Exelon Corp., 5.625% Sr. Unsec. Bonds, 6/15/35                   170,000         164,449
Exelon Generation Co. LLC:
6.20% Sr. Nts., 10/1/17                                          102,000         111,522
6.25% Sr. Unsec. Nts., 10/1/39                                    83,000          85,028
                                                                           -------------
                                                                                 360,999
                                                                           -------------
ENERGY TRADERS--0.2%
NRG Energy, Inc., 7.375% Sr. Nts., 2/1/16                        235,000         227,950
Oncor Electric Delivery Co., 6.375% Sr. Sec. Nts.,
   1/15/15                                                       125,000         138,739
                                                                           -------------
                                                                                 366,689
                                                                           -------------
GAS UTILITIES--0.0%
Atmos Energy Corp., 8.50% Sr. Unsec. Nts., 3/15/19                82,000         101,434
                                                                           -------------
MULTI-UTILITIES--0.3%
Dominion Resources, Inc., 5.20% Sr. Unsub. Nts., 8/15/09         250,000         260,160
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10         225,000         236,767
Sempra Energy:
6.50% Sr. Unsec. Nts., 6/1/16                                    100,000         110,719
9.80% Sr. Unsec. Nts., 2/15/19                                   200,000         256,635
                                                                           -------------
                                                                                 864,281
                                                                           -------------
Total Non-Convertible Corporate Bonds and Notes (Cost $24,991,597)            26,624,303
                                                                           -------------


                        12 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                               SHARES          VALUE
                                                            ------------   -------------
INVESTMENT COMPANY--13.7%
Oppenheimer Institutional Money Market Fund, Cl. E,
   0.27%(10, 11) (Cost $34,640,307)                           34,640,307   $  34,640,307
TOTAL INVESTMENTS, AT VALUE (COST $282,541,443)                    117.6%    296,995,868
Liabilities in Excess of Other Assets                              (17.6)    (44,548,297)
                                                            ------------   -------------
Net Assets                                                         100.0%  $ 252,447,571
                                                            ============   =============

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Illiquid security. The aggregate value of illiquid securities as of September 30, 2009 was $562,964, which represents 0.22% of the Fund's net assets. See accompanying Notes.

(3.) Represents the current interest rate for a variable or increasing rate security.

(4.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $4,423,578 or 1.75% of the Fund's net assets as of September 30, 2009.

(5.) When-issued security or delayed delivery to be delivered and settled after September 30, 2009. See accompanying Notes.

(6.) All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $586,042. See accompanying Notes.

(7.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $4,988,578 or 1.98% of the Fund's net assets as of September 30, 2009.

(8.) Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $272,473 or 0.11% of the Fund's net assets as of September 30, 2009.

(9.) This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

(10.) Rate shown is the 7-day yield as of September 30, 2009.

(11.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                            SHARES                                     SHARES
                                         DECEMBER 31,      GROSS         GROSS      SEPTEMBER 30,
                                             2008        ADDITIONS     REDUCTIONS       2009
                                         ------------   -----------   -----------   -------------
Oppenheimer Institutional Money Market
   Fund, Cl. E                             8,646,429    189,272,171   163,278,293   34,640,307

                                            VALUE       INCOME
                                         -----------   --------
Oppenheimer Institutional Money Market
   Fund, Cl. E                           $34,640,307   $176,895

(12.) A sufficient amount of liquid assets has been designated to cover outstanding written call options. See Note 5 of accompanying Notes.

(13.) The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.


                        13 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of September 30, 2009 based on valuation input level:

                                                                           LEVEL 3--
                                        LEVEL 1--         LEVEL 2--       SIGNIFICANT
                                        UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                                      QUOTED PRICES   OBSERVABLE INPUTS      INPUTS           VALUE
                                      -------------   -----------------   ------------   ---------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary             $  8,112,512      $         --           $--        $  8,112,512
   Consumer Staples                     13,069,770                --            --          13,069,770
   Energy                               11,161,724                --            --          11,161,724
   Financials                           15,662,847                --            --          15,662,847
   Health Care                          17,250,819                --            --          17,250,819
   Industrials                           8,590,819                --            --           8,590,819
   Information Technology               52,192,705                --            --          52,192,705
   Materials                             5,287,692                --            --           5,287,692
   Telecommunication Services                   58                --            --                  58
   Utilities                             1,359,990                --            --           1,359,990
Preferred Stocks                         4,970,832         4,562,760            --           9,533,592
Rights, Warrants and Certificates                2                --            --                   2
Asset-Backed Securities                         --         8,919,585            --           8,919,585
Mortgage-Backed Obligations
   Government Agency                            --        72,190,359            --          72,190,359
   Non-Agency                                   --        11,025,537            --          11,025,537
U.S. Government Obligations                     --         1,373,247            --           1,373,247
Non-Convertible Corporate Bonds and
Notes                                           --        26,624,303            --          26,624,303
Investment Company                      34,640,307                --            --          34,640,307
                                      ------------      ------------           ---        ------------
Total Investments, at Value            172,300,077       124,695,791            --         296,995,868
OTHER FINANCIAL INSTRUMENTS:

Futures margins                              3,121                --            --               3,121
Foreign Currency Exchange Contracts             --               369            --                 369
                                      ------------      ------------           ---        ------------
Total Assets                          $172,303,198      $124,696,160           $--        $296,999,358
                                      ------------      ------------           ---        ------------

LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Appreciated options written, at
   value                              $    (68,640)     $         --           $--        $    (68,640)
Depreciated swaps, at value                     --           (51,649)           --             (51,649)
Futures margins                            (28,011)         (224,202)           --            (252,213)
Foreign Currency Exchange Contracts             --              (151)           --                (151)
                                      ------------      ------------           ---        ------------
Total Liabilities                     $    (96,651)     $   (276,002)          $--        $   (372,653)
                                      ------------      ------------           ---        ------------


                        14 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF SEPTEMBER 30, 2009 ARE AS FOLLOWS:

COUNTERPARTY/                   CONTRACT AMOUNT     EXPIRATION                UNREALIZED    UNREALIZED
CONTRACT DESCRIPTION  BUY/SELL       (000S)           DATES         VALUE    APPRECIATION  DEPRECIATION
--------------------  --------  ---------------  ---------------  ---------  ------------  ------------
UBS INVESTMENT BANK

Japanese Yen (JPY)       Buy         20,145 JPY  10/1/09-10/2/09   $224,421      $369          $151

FUTURES CONTRACTS AS OF SEPTEMBER 30, 2009 ARE AS FOLLOWS:

                                                                                 UNREALIZED
                                        NUMBER OF   EXPIRATION                  APPRECIATION
CONTRACT DESCRIPTION         BUY/SELL   CONTRACTS      DATE         VALUE      (DEPRECIATION)
--------------------         --------   ---------   ----------   -----------   --------------
U.S. Treasury Long Bonds          Buy       70       12/21/09    $ 8,496,250      $170,248
U.S. Treasury Nts., 2 yr.        Sell       60       12/31/09     13,018,125       (23,683)
U.S. Treasury Nts., 5 yr.        Sell       24       12/31/09      2,786,250       (32,334)
U.S. Treasury Nts., 10 yr.        Buy       89       12/21/09     10,531,203       149,376
                                                                                  --------
                                                                                  $263,607
                                                                                  ========

WRITTEN OPTIONS AS OF SEPTEMBER 30, 2009 ARE AS FOLLOWS:

                                             NUMBER OF   EXERCISE   EXPIRATION   PREMIUMS               UNREALIZED
DESCRIPTION                           TYPE   CONTRACTS    PRICE         DATE     RECEIVED     VALUE    APPRECIATION
-----------                           ----   ---------   --------   ----------   --------   --------   -------------
Take-Two Interactive Software, Inc.   Call     1,056      $12.50     12/21/09    $102,429   $(68,640)     $33,789

CREDIT DEFAULT SWAP CONTRACTS AS OF SEPTEMBER 30, 2009 ARE AS FOLLOWS:

                                                                  PAY/
                                         BUY/SELL    NOTIONAL   RECEIVE
REFERENCE ENTITY/                         CREDIT      AMOUNT      FIXED   TERMINATION
SWAP COUNTERPARTY                       PROTECTION    (000S)      RATE        DATE        VALUE
-----------------                       ----------   --------   -------   -----------   ---------
INCO LTD.:
Morgan Stanley Capital Services, Inc.          Buy    $  545     0.70%      3/20/17     $(14,798)
Morgan Stanley Capital Services, Inc.          Buy       550     0.63       3/20/17      (12,328)
                                                      ------                            --------
   Total                                               1,095                             (27,126)
                                                                                        --------
VALE OVERSEAS:
Morgan Stanley Capital Services, Inc.         Sell       545     1.17       3/20/17      (11,002)
Morgan Stanley Capital Services, Inc.         Sell       550     1.10       3/20/17      (13,521)
                                                      ------                            --------
   Total                                               1,095                             (24,523)
                                                                                        --------
      Grand Total Buys                                                                   (27,126)
      Grand Total Sells                                                                  (24,523)
                                                                                        --------
      Total Credit Default Swaps                                                        $(51,649)
                                                                                        ========


                        15 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

                                                 TOTAL MAXIMUM POTENTIAL
                                                   PAYMENTS FOR SELLING                           REFERENCE
TYPE OF REFERENCE ASSET ON WHICH THE FUND SOLD      CREDIT PROTECTION                            ASSET RATING
PROTECTION                                            (UNDISCOUNTED)       AMOUNT RECOVERABLE*      RANGE**
----------------------------------------------   -----------------------   -------------------   ------------
Investment Grade Single Name Corporate Debt             $1,095,000                  $-               BBB+

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

SWAP SUMMARY AS OF SEPTEMBER 30, 2009 IS AS FOLLOWS:

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

                                                                          NOTIONAL
                                                 SWAP TYPE FROM            AMOUNT
SWAP COUNTERPARTY                               FUND PERSPECTIVE           (000'S)     VALUE
-----------------                        ------------------------------   --------   --------
Morgan Stanley Capital Services, Inc.:

                                         Credit Default Buy Protection     $1,095    $(27,126)
                                         Credit Default Sell Protection     1,095     (24,523)
                                                                                     --------
                                                                                     $(51,649)
                                                                                     ========

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's


                        16 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of September 30, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                              BASIS TRANSACTIONS
                       -------------------------------
Purchased securities             $53,187,321
Sold securities                    8,487,243

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive


                        17 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:


                        18 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allow the Fund to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

     CREDIT RELATED CONTINGENT FEATURES. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's ISDA master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

     As of September 30, 2009, the total value of derivative positions with credit related contingent features in a net liability position was $120,289. If a contingent feature would have been triggered as of September 30, 2009, the Fund could have


                        19 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

     been required to pay this amount in cash to its counterparties. The Fund did not hold or post collateral for its derivative transactions.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

FUTURES

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.


                        20 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The Fund has written put options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written covered call options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A written covered call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the year ended September 30, 2009 was as follows:

                                CALL OPTIONS             PUT OPTIONS
                            ---------------------   ---------------------
                            NUMBER OF   AMOUNT OF   NUMBER OF   AMOUNT OF
                            CONTRACTS    PREMIUMS   CONTRACTS    PREMIUMS
                            ---------   ---------   ---------   ---------
Options outstanding as of
   December 31, 2008             --      $     --       --      $      --
Options written               1,056       102,429      988        177,386
Options closed or expired        --            --     (988)      (177,386)
                              -----      --------     ----      ---------
Options outstanding as of
   September 30, 2009         1,056      $102,429       --      $      --
                              =====      ========     ====      =========

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. Any upfront payment paid or received as well as any unrealized appreciation (depreciation) on swap contracts are separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount


                        21 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

     CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security, or a basket of securities (the "reference asset").

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and, or, indexes that are either unavailable or considered to be less attractive in the bond market.

     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and, or, indexes.

     The Fund has also engaged in pairs trades by purchasing protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks. Pairs trades attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements.

     The Fund has engaged in spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curve trades attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.


                        22 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

     INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

     The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     As of September 30, 2009, the Fund had no such interest rate swap agreements outstanding.

     TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and, or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

     The Fund has entered into total return swaps to increase exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the Fund to pay, or receive payments, to, or from, the counterparty based on the movement of credit spreads of the related indexes.

     The Fund has entered into total return swaps to decrease exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the fund to pay, or receive payments, to, or from, the counterparty based on the movement of credit spreads of the related indexes.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     As of September 30, 2009, the Fund had no such total return swap agreements outstanding.

ILLIQUID SECURITIES

As of September 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $284,528,899
Federal tax cost of other investments      2,857,042
                                        ------------
Total federal tax cost                  $287,385,941
                                        ============

Gross unrealized appreciation           $ 29,725,641
Gross unrealized depreciation            (17,012,925)
                                        ------------
Net unrealized appreciation             $ 12,712,716
                                        ============


                        23 | Oppenheimer Balanced Fund/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       SHARES            VALUE
                                                                    ------------   ----------------
COMMON STOCKS--98.8%
CONSUMER DISCRETIONARY--7.7%
DIVERSIFIED CONSUMER SERVICES--1.2%
Apollo Group, Inc., Cl. A (1)                                            237,350   $     17,485,575
                                                                                   ----------------
HOTELS, RESTAURANTS & LEISURE--0.6%
McDonald's Corp.                                                         140,510          8,018,906
                                                                                   ----------------
MEDIA--2.2%
Cablevision Systems Corp. New York Group, Cl. A                          659,985         15,674,644
McGraw-Hill Cos., Inc. (The)                                             313,890          7,891,195
Walt Disney Co. (The)                                                    315,850          8,673,241
                                                                                   ----------------
                                                                                         32,239,080
                                                                                   ----------------
SPECIALTY RETAIL--1.1%
Bed Bath & Beyond, Inc. (1)                                              123,710          4,644,073
Staples, Inc.                                                            518,850         12,047,697
                                                                                   ----------------
                                                                                         16,691,770
                                                                                   ----------------
TEXTILES, APPAREL & LUXURY GOODS--2.6%
Coach, Inc.                                                              590,610         19,442,881
Nike, Inc., Cl. B                                                        134,040          8,672,388
Polo Ralph Lauren Corp., Cl. A                                           121,730          9,326,953
                                                                                   ----------------
                                                                                         37,442,222
                                                                                   ----------------
CONSUMER STAPLES--8.4%
BEVERAGES--1.9%
PepsiCo, Inc.                                                            471,720         27,671,095
                                                                                   ----------------
FOOD & STAPLES RETAILING--1.7%
Wal-Mart Stores, Inc.                                                    489,700         24,039,373
                                                                                   ----------------
FOOD PRODUCTS--2.9%
Cadbury plc                                                              975,490         12,518,674
Nestle SA                                                                676,631         28,833,374
                                                                                   ----------------
                                                                                         41,352,048
                                                                                   ----------------
HOUSEHOLD PRODUCTS--1.0%
Colgate-Palmolive Co.                                                    188,040         14,343,691
                                                                                   ----------------
TOBACCO--0.9%
Philip Morris International, Inc.                                        276,470         13,475,148
                                                                                   ----------------
ENERGY--9.0%
ENERGY EQUIPMENT & SERVICES--3.0%
Cameron International Corp. (1)                                          301,670         11,409,159
Halliburton Co.                                                          437,940         11,876,933
Schlumberger Ltd.                                                        344,260         20,517,896
                                                                                   ----------------
                                                                                         43,803,988
                                                                                   ----------------
OIL, GAS & CONSUMABLE FUELS--6.0%
Apache Corp.                                                             142,480         13,083,938
Occidental Petroleum Corp.                                               349,410         27,393,744
Range Resources Corp.                                                    271,210         13,386,926
Southwestern Energy Co. (1)                                              203,450          8,683,246
XTO Energy, Inc.                                                         570,260         23,563,143
                                                                                   ----------------
                                                                                         86,110,997
                                                                                   ----------------


                  1 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       SHARES            VALUE
                                                                    ------------   ----------------
FINANCIALS--9.2%
CAPITAL MARKETS--4.3%
Charles Schwab Corp. (The)                                               586,090   $     11,223,624
Credit Suisse Group AG                                                   322,905         17,972,975
Gam Holding Ltd.                                                         143,168          7,149,420
Goldman Sachs Group, Inc. (The)                                          106,120         19,563,222
T. Rowe Price Group, Inc.                                                128,260          5,861,482
                                                                                   ----------------
                                                                                         61,770,723
                                                                                   ----------------
COMMERCIAL BANKS--0.7%
Wells Fargo & Co.                                                        335,030          9,441,145
                                                                                   ----------------
DIVERSIFIED FINANCIAL SERVICES--3.7%
BM&F BOVESPA SA                                                        1,866,820         13,793,562
IntercontinentalExchange, Inc. (1)                                       204,730         19,897,709
JPMorgan Chase & Co.                                                     183,300          8,032,206
MSCI, Inc., Cl. A (1)                                                    420,123         12,444,043
                                                                                   ----------------
                                                                                         54,167,520
                                                                                   ----------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.5%
Jones Lang LaSalle, Inc.                                                 149,430          7,078,499
                                                                                   ----------------
HEALTH CARE--17.4%
BIOTECHNOLOGY--4.3%
Amgen, Inc. (1)                                                          204,900         12,341,127
Celgene Corp. (1)                                                        390,270         21,816,093
Gilead Sciences, Inc. (1)                                                445,350         20,744,403
Vertex Pharmaceuticals, Inc. (1)                                         178,800          6,776,520
                                                                                   ----------------
                                                                                         61,678,143
                                                                                   ----------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.6%
Bard (C.R.), Inc.                                                         82,790          6,508,122
Baxter International, Inc.                                               492,060         28,052,341
Dentsply International, Inc.                                             346,820         11,979,163
Stryker Corp.                                                            135,960          6,176,663
                                                                                   ----------------
                                                                                         52,716,289
                                                                                   ----------------
HEALTH CARE PROVIDERS & SERVICES--3.6%
Express Scripts, Inc. (1)                                                331,980         25,755,008
Medco Health Solutions, Inc. (1)                                         211,950         11,722,955
Schein (Henry), Inc. (1)                                                 206,210         11,322,991
UnitedHealth Group, Inc.                                                 150,270          3,762,761
                                                                                   ----------------
                                                                                         52,563,715
                                                                                   ----------------
LIFE SCIENCES TOOLS & SERVICES--2.0%
Illumina, Inc. (1)                                                       238,670         10,143,475
Thermo Fisher Scientific, Inc. (1)                                       427,930         18,687,703
                                                                                   ----------------
                                                                                         28,831,178
                                                                                   ----------------
PHARMACEUTICALS--3.9%
Abbott Laboratories                                                      191,520          9,474,494
Allergan, Inc.                                                           245,320         13,924,363
Novo Nordisk AS, Cl. B                                                   125,690          7,894,487
Roche Holding AG                                                          89,655         14,491,183


                  2 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       SHARES            VALUE
                                                                    ------------   ----------------
PHARMACEUTICALS CONTINUED
Shire plc                                                                583,220   $     10,103,728
                                                                                   ----------------
                                                                                         55,888,255
                                                                                   ----------------
INDUSTRIALS--6.5%
AEROSPACE & DEFENSE--2.8%
General Dynamics Corp.                                                   134,580          8,693,868
Goodrich Corp.                                                           115,592          6,281,269
Lockheed Martin Corp.                                                    236,570         18,471,386
United Technologies Corp.                                                125,290          7,633,920
                                                                                   ----------------
                                                                                         41,080,443
                                                                                   ----------------
CONSTRUCTION & ENGINEERING--0.6%
Quanta Services, Inc. (1)                                                363,090          8,035,182
                                                                                   ----------------
ELECTRICAL EQUIPMENT--2.0%
ABB Ltd.                                                               1,097,990         22,038,205
First Solar, Inc. (1)                                                     42,900          6,557,694
                                                                                   ----------------
                                                                                         28,595,899
                                                                                   ----------------
MACHINERY--0.6%
Joy Global, Inc.                                                         188,807          9,240,215
                                                                                   ----------------
ROAD & RAIL--0.5%
Burlington Northern Santa Fe Corp.                                        85,470          6,823,070
                                                                                   ----------------
INFORMATION TECHNOLOGY--33.5%
COMMUNICATIONS EQUIPMENT--6.0%
F5 Networks, Inc. (1)                                                    175,350          6,949,121
Juniper Networks, Inc. (1)                                               393,260         10,625,885
QUALCOMM, Inc.                                                         1,028,290         46,252,484
Research in Motion Ltd. (1)                                              344,600         23,277,730
                                                                                   ----------------
                                                                                         87,105,220
                                                                                   ----------------
COMPUTERS & PERIPHERALS--6.8%
Apple, Inc. (1)                                                          229,250         42,496,073
Dell, Inc. (1)                                                           563,200          8,594,432
Hewlett-Packard Co.                                                      653,900         30,870,619
NetApp, Inc. (1)                                                         613,960         16,380,453
                                                                                   ----------------
                                                                                         98,341,577
                                                                                   ----------------
INTERNET SOFTWARE & SERVICES--4.7%
eBay, Inc. (1)                                                           636,630         15,030,834
Google, Inc., Cl. A (1)                                                  106,000         52,560,100
                                                                                   ----------------
                                                                                         67,590,934
                                                                                   ----------------
IT SERVICES--4.6%
Accenture plc, Cl. A                                                     375,080         13,979,232
MasterCard, Inc., Cl. A                                                  127,360         25,745,824
SAIC, Inc. (1)                                                            66,160          1,160,446
Visa, Inc., Cl. A                                                        375,097         25,922,954
                                                                                   ----------------
                                                                                         66,808,456
                                                                                   ----------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.4%
Applied Materials, Inc.                                                  813,630         10,902,642
Broadcom Corp., Cl. A (1)                                                597,330         18,332,058
MEMC Electronic Materials, Inc. (1)                                      516,700          8,592,721


                  3 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       SHARES            VALUE
                                                                    ------------   ----------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
NVIDIA Corp. (1)                                                       1,524,700   $     22,916,241
Texas Instruments, Inc.                                                  751,110         17,793,796
                                                                                   ----------------
                                                                                         78,537,458
                                                                                   ----------------
SOFTWARE--6.0%
Adobe Systems, Inc. (1)                                                  636,410         21,026,986
Electronic Arts, Inc. (1)                                                269,650          5,136,833
Microsoft Corp.                                                          717,840         18,584,878
Nintendo Co. Ltd.                                                         50,290         12,885,534
Oracle Corp.                                                             808,340         16,845,806
Salesforce.com, Inc. (1)                                                 135,605          7,719,993
Symantec Corp. (1)                                                       256,500          4,224,555
                                                                                   ----------------
                                                                                         86,424,585
                                                                                   ----------------
MATERIALS--4.6%
CHEMICALS--4.6%
Monsanto Co.                                                             413,110         31,974,714
Potash Corp. of Saskatchewan, Inc.                                       132,080         11,932,107
Praxair, Inc.                                                            275,022         22,466,542
                                                                                   ----------------
                                                                                         66,373,363
                                                                                   ----------------
TELECOMMUNICATION SERVICES--2.5%
WIRELESS TELECOMMUNICATION SERVICES--2.5%
Crown Castle International Corp. (1)                                     663,140         20,796,070
NII Holdings, Inc. (1)                                                   510,580         15,307,188
                                                                                   ----------------
                                                                                         36,103,258
                                                                                   ----------------
Total Common Stocks (Cost $1,137,844,216)                                             1,427,869,020
                                                                                   ----------------
INVESTMENT COMPANIES--1.1%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency
Shares, 0.00% (2, 3)                                                     355,729            355,729
Oppenheimer Institutional Money Market Fund, Cl. E, 0.27% (2, 4)      15,660,076         15,660,076
                                                                                   ----------------
Total Investment Companies (Cost $16,015,805)                                            16,015,805
                                                                                   ----------------
TOTAL INVESTMENTS, AT VALUE (COST $1,153,860,021)                           99.9%     1,443,884,825
OTHER ASSETS NET OF LIABILITIES                                              0.1          1,508,708
                                                                    ------------   ----------------
NET ASSETS                                                                 100.0%  $  1,445,393,533
                                                                    ============   ================

Footnotes to Statement of Investments

(1.)   Non-income producing security.

(2.)   Rate shown is the 7-day yield as of September 30, 2009.

(3.)   Interest rate is less than 0.0005%.


                  4 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

(4.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES            GROSS         GROSS            SHARES
                                                     DECEMBER 31, 2008    ADDITIONS     REDUCTIONS   SEPTEMBER 30, 2009
                                                     -----------------   -----------   -----------   ------------------
Oppenheimer Institutional Money Market Fund, Cl. E       22,383,442      196,669,154   203,392,520       15,660,076

                                                        VALUE       INCOME
                                                     -----------   --------
Oppenheimer Institutional Money Market Fund, Cl. E   $15,660,076   $123,720

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of September 30, 2009 based on valuation input level:

                                                                       LEVEL 3--
                                   LEVEL 1--          LEVEL 2--       SIGNIFICANT
                                  UNADJUSTED     OTHER SIGNIFICANT   UNOBSERVABLE
                                 QUOTED PRICES   OBSERVABLE INPUTS      INPUTS           VALUE
                                --------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary       $  111,877,553      $        --           $--       $  111,877,553
   Consumer Staples                120,881,355               --            --          120,881,355
   Energy                          129,914,985               --            --          129,914,985
   Financials                      114,484,912       17,972,975            --          132,457,887
   Health Care                     243,783,093        7,894,487            --          251,677,580
   Industrials                      93,774,809               --            --           93,774,809
   Information Technology          484,808,230               --            --          484,808,230
   Materials                        66,373,363               --            --           66,373,363
   Telecommunication Services       36,103,258               --            --           36,103,258
Investment Companies                16,015,805               --            --           16,015,805
                                --------------      -----------           ---       --------------
Total Assets                    $1,418,017,363      $25,867,462           $--       $1,443,884,825
                                --------------      -----------           ---       --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.


                  5 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.


                  6 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

As of September 30, 2009, the Fund held no outstanding forward contracts.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $1,180,179,424
                                 ==============
Gross unrealized appreciation    $  296,273,439


                  7 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

Gross unrealized depreciation       (32,568,038)
                                 --------------
Net unrealized appreciation      $  263,705,401
                                 ==============


                  8 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                              PRINCIPAL
                                                               AMOUNT          VALUE
                                                            ------------   -------------
ASSET-BACKED SECURITIES--8.1%
Argent Securities Trust 2004-W8, Asset-Backed
   Pass-Through Certificates, Series 2004-W8, Cl. A2,
   0.726%, 5/25/34(1)                                       $  1,538,283   $   1,053,152
Argent Securities Trust 2006-M3, Asset-Backed
   Pass-Through Certificates, Series 2006-M3, Cl. A2B,
   0.346%, 9/25/36(1)                                             26,638          15,327
Bank of America Auto Trust, Automobile Asset-Backed
   Certificates, Series 2009-2A, Cl. A4, 3.03%,
   10/15/16(2)                                                 2,025,000       2,033,916
Bank of America Credit Card Trust, Credit Card
   Asset-Backed Certificates, Series 2006-A16, Cl. A16,
   4.72%, 5/15/13                                                730,000         761,416
Centex Home Equity Loan Trust 2006-A, Asset-Backed
   Certificates, Series 2006-A, Cl. AV2, 0.346%,
   5/16/36(1)                                                      4,548           4,467
Chase Issuance Trust, Credit Card Asset-Backed
   Certificates, Series 2007-A15, Cl. A, 4.96%, 9/17/12        1,730,000       1,799,235
Citibank Credit Card Issuance Trust, Credit Card
   Receivable Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15          310,000         304,124
CNH Equipment Trust, Asset-Backed Certificates, Series
   2009-B, Cl. A3, 2.97%, 3/15/13                                900,000         915,095
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 0.986%, 2/25/33(1)                         35,747          22,303
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36(1)                     653,845         511,718
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36(1)                     371,113         291,605
CWABS Asset-Backed Certificates Trust 2006-25,
   Asset-Backed Certificates, Series 2006-25, Cl. 2A2,
   0.366%, 6/25/47(1)                                             40,000          26,378
First Franklin Mortgage Loan Trust 2006-FF10, Mtg.
   Pass-Through Certificates, Series 2006-FF10, Cl. A3,
   0.336%, 7/25/36(1)                                             39,589          37,379
First Franklin Mortgage Loan Trust 2006-FF9, Mtg.
   Pass-Through Certificates, Series 2006-FF9, Cl. 2A2,
   0.356%, 7/7/36(1)                                              22,229          16,845
Ford Credit Auto Owner Trust, Automobile Receivables
   Nts., Series 2009-B, Cl. A2, 2.10%, 11/15/11                  545,000         549,757
Harley-Davidson Motorcycle Trust 2009-2, Motorcycle
   Contract-Backed Nts., Series 2009-2, Cl. A2, 2%,
   7/15/12                                                     1,495,000       1,507,113
Honda Auto Receivables 2009-3 Owner Trust, Automobile
   Asset-Backed Nts., Series 2009-3, Cl. A2, 1.50%,
   8/15/11(3)                                                    650,000         652,665
HSBC Home Equity Loan Trust 2005-3, Closed-End Home
   Equity Loan Asset-Backed Certificates, Series
   2005-3, Cl. A1, 0.533%, 1/20/35(1)                            541,307         468,550
HSBC Home Equity Loan Trust 2006-4, Closed-End Home
   Equity Loan Asset-Backed Certificates, Series
   2006-4, Cl. A2V, 0.383%, 3/20/36(1)                            25,000          23,357
Lehman XS Trust, Mtg. Pass-Through Certificates, Series
   2005-4, Cl. 2A1B, 5.17%, 10/25/35                             139,191         137,651
Litigation Settlement Monetized Fee Trust, Asset-Backed
   Certificates, Series 2001-1A, Cl. A1, 8.33%,
   4/25/31(3)                                                    846,343         847,629
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg.
   Pass-Through Certificates, Series 2006-WMC3, Cl. A3,
   0.346%, 8/25/36(1)                                             70,000          22,966
MBNA Credit Card Master Note Trust, Credit Card
   Receivables, Series 2005-A6, Cl. A6, 4.50%, 1/15/13         1,740,000       1,791,008


                           1 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                              PRINCIPAL
                                                               AMOUNT          VALUE
                                                            ------------   -------------
NC Finance Trust, CMO Pass-Through Certificates, Series
   1999-I, Cl. ECFD, 2.55%, 1/25/29(1, 3)                   $  3,370,016   $     505,502
Option One Mortgage Loan Trust 2006-2, Asset-Backed
   Certificates, Series 2006-2, Cl. 2A2, 0.346%,
   7/1/36(1)                                                     829,345         673,505
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg.
   Pass-Through Certificates, Series 2005-6, Cl. A3,
   5.68%, 1/25/36(1)                                             533,197         471,843
RASC Series 2006-KS7 Trust, Home Equity Mtg.
   Asset-Backed Pass-Through Certificates, Series
   2006-KS7, Cl. A2, 0.346%, 9/25/36(1)                           28,577          27,210
Structured Asset Investment Loan Trust, Mtg.
   Pass-Through Certificates, Series 2006-BNC3, Cl. A2,
   0.286%, 9/25/36(1)                                            149,471         147,491
Wells Fargo Home Equity Asset-Backed Securities 2006-2
   Trust, Home Equity Asset-Backed Certificates, Series
   2006-2, Cl. A2, 0.346%, 7/25/36(1)                             14,621          14,390
                                                                           -------------
Total Asset-Backed Securities (Cost $19,432,254)                              15,633,597
                                                                           -------------
MORTGAGE-BACKED OBLIGATIONS--86.2%
GOVERNMENT AGENCY--74.1%
FHLMC/FNMA/FHLB/SPONSORED--69.9%
Federal Home Loan Bank, Mtg.-Backed Obligations, Series
   5G-2012, Cl. 1, 4.97%, 2/24/12                                452,705         476,896
Federal Home Loan Mortgage Corp.:
5%, 8/15/33-12/15/34                                           3,496,357       3,631,440
5.50%, 9/1/39(4)                                               1,920,000       2,012,500
6%, 5/15/18-10/15/29                                           4,918,180       5,265,975
6.50%, 4/15/18-4/1/34                                          1,015,605       1,090,987
7%, 8/15/16-10/1/37                                              900,253         975,693
7%, 10/1/31(5)                                                   580,469         638,510
8%, 4/1/16                                                       355,066         385,151
9%, 8/1/22-5/1/25                                                103,874         115,030
10.50%, 11/14/20                                                   4,546           5,175
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
   Investment Conduit Multiclass Pass-Through
   Certificates:
Series 151, Cl. F, 9%, 5/15/21                                    22,001          23,957
Series 1674, Cl. Z, 6.75%, 2/15/24                                74,412          80,598
Series 2006-11, Cl. PS, 23.664%, 3/25/36(1)                      554,331         746,517
Series 2034, Cl. Z, 6.50%, 2/15/28                                 9,831          10,608
Series 2042, Cl. N, 6.50%, 3/15/28                                27,236          28,728
Series 2043, Cl. ZP, 6.50%, 4/15/28                              871,159         932,870
Series 2046, Cl. G, 6.50%, 4/15/28                                78,878          84,973
Series 2053, Cl. Z, 6.50%, 4/15/28                                11,384          12,222
Series 2066, Cl. Z, 6.50%, 6/15/28                             1,494,418       1,593,068
Series 2195, Cl. LH, 6.50%, 10/15/29                             925,212         986,339
Series 2220, Cl. PD, 8%, 3/15/30                                   4,154           4,549
Series 2326, Cl. ZP, 6.50%, 6/15/31                              280,135         300,129
Series 2435, Cl. EQ, 6%, 5/15/31                                  14,829          15,068
Series 2461, Cl. PZ, 6.50%, 6/15/32                            1,345,997       1,467,989
Series 2470, Cl. LF, 1.243%, 2/15/32(1)                           13,010          13,050
Series 2500, Cl. FD, 0.743%, 3/15/32(1)                          239,805         235,995
Series 2526, Cl. FE, 0.643%, 6/15/29(1)                          366,015         357,843
Series 2538, Cl. F, 0.843%, 12/15/32(1)                        1,956,239       1,936,560


                           2 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                              PRINCIPAL
                                                               AMOUNT          VALUE
                                                            ------------   -------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 2551, Cl. FD, 0.643%, 1/15/33(1)                     $    265,965   $     262,144
Series 2638, Cl. KG, 4%, 11/1/27                               1,900,000       1,959,630
Series 2641, Cl. CE, 3.50%, 9/15/25                                5,210           5,231
Series 2648, Cl. JE, 3%, 2/1/30                                1,617,212       1,633,357
Series 2663, Cl. BA, 4%, 8/1/16                                  805,990         831,594
Series 2686, Cl. CD, 4.50%, 2/1/17                               824,885         853,932
Series 2750, Cl. XG, 5%, 2/1/34                                  130,000         134,026
Series 2890, Cl. PE, 5%, 11/1/34                                 130,000         132,587
Series 2936, Cl. PE, 5%, 2/1/35                                   69,000          70,254
Series 2939, Cl. PE, 5%, 2/15/35                                 247,000         251,848
Series 3019, Cl. MD, 4.75%, 1/1/31                               790,036         824,657
Series 3025, Cl. SJ, 23.858%, 8/15/35(1)                         115,094         152,926
Series 3035, Cl. DM, 5.50%, 11/15/25                              25,901          26,342
Series 3094, Cl. HS, 23.491%, 6/15/34(1)                         324,406         408,946
Series 3157, Cl. MC, 5.50%, 2/1/26                             1,657,137       1,703,944
Series 3279, Cl. PH, 6%, 2/1/27                                1,030,000       1,074,070
Series 3306, Cl. PA, 5.50%, 10/1/27                              828,853         858,301
Series R001, Cl. AE, 4.375%, 4/1/15                              534,408         550,652
Federal Home Loan Mortgage Corp., Interest-Only Stripped
   Mtg.-Backed Security:
Series 176, Cl. IO, 14.49%, 6/1/26(6)                             59,009          10,860
Series 202, Cl. IO, 0.00%, 4/1/29(6, 14)                         439,439         101,772
Series 205, Cl. IO, 9.447%, 9/1/29(6)                             31,348           6,213
Series 206, Cl. IO, 0.00%, 12/1/29(6, 14)                        385,572          69,575
Series 2074, Cl. S, 51.102%, 7/17/28(6)                            6,308             927
Series 2079, Cl. S, 62.987%, 7/17/28(6)                           10,606           1,581
Series 2130, Cl. SC, 52.189%, 3/15/29(6)                         444,242          73,021
Series 224, Cl. IO, 0.063%, 3/1/33(6)                            783,608         142,695
Series 243, Cl. 6, 0.00%, 12/15/32(6, 14)                        475,775          85,533
Series 2526, Cl. SE, 39.904%, 6/15/29(6)                          16,530           2,707
Series 2527, Cl. SG, 41.209%, 2/15/32(6)                       1,557,754          83,962
Series 2531, Cl. ST, 49.039%, 2/15/30(6)                         499,210          29,158
Series 2796, Cl. SD, 66.895%, 7/15/26(6)                         702,376         120,753
Series 2802, Cl. AS, 99.999%, 4/15/33(6)                         660,432          66,544
Series 2819, Cl. S, 54.08%, 6/15/34(6)                           141,399          17,997
Series 2920, Cl. S, 78.287%, 1/15/35(6)                        2,700,250         322,599
Series 3000, Cl. SE, 99.999%, 7/15/25(6)                       2,953,677         284,227
Series 3004, Cl. SB, 99.999%, 7/15/35(6)                         154,212          17,895
Series 3045, Cl. DI, 41.30%, 10/15/35(6)                       1,812,959         233,236
Series 3110, Cl. SL, 99.999%, 2/15/26(6)                         440,478          40,984
Series 3399, Cl. SC, 19.915%, 12/15/37(6)                      1,736,956         187,123
Federal Home Loan Mortgage Corp., Principal-Only
   Stripped Mtg.-Backed Security:
Series 176, Cl. PO, 4.457%, 6/1/26(7)                            166,895         141,603
Series 192, Cl. PO, 7.382%, 2/1/28(7)                            165,329         146,904
Federal National Mortgage Assn.:
4.50%, 10/1/24-10/1/39(4)                                      9,980,000      10,172,863
5%, 2/25/22-7/25/22                                               36,652          38,516


                           3 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                              PRINCIPAL
                                                               AMOUNT          VALUE
                                                            ------------   -------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
5%, 10/1/24-11/1/39(4)                                      $  8,889,000   $   9,161,535
5.303%, 10/1/36                                                  403,716         422,093
5.50%, 10/1/24-10/1/39(4)                                     17,320,000      18,124,152
6%, 10/1/24-10/1/39(4)                                        18,534,000      19,610,012
6.50%, 3/25/11-1/1/34                                          1,856,075       2,002,760
6.50%, 10/1/39(4)                                             11,466,000      12,256,076
6.50%, 8/25/17(5)                                                309,392         334,034
7%, 11/1/17-7/25/35                                            1,123,394       1,208,535
7.50%, 1/1/33                                                     17,252          19,325
8.50%, 7/1/32                                                     46,826          52,032
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
   Investment Conduit Multiclass Pass-Through
   Certificates:
Trust 1989-17, Cl. E, 10.40%, 4/25/19                             27,913          30,813
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                             919,191       1,009,456
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                           784,270         850,878
Trust 1998-61, Cl. PL, 6%, 11/25/28                              412,097         447,288
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                           620,660         670,984
Trust 2001-44, Cl. QC, 6%, 9/25/16                                44,081          47,485
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                            45,674          48,945
Trust 2001-74, Cl. QE, 6%, 12/25/311                           1,214,508       1,312,104
Trust 2002-12, Cl. PG, 6%, 3/25/17                                21,834          23,557
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                          3,964,000       4,179,060
Trust 2004-101, Cl. BG, 5%, 1/25/20                            1,975,000       2,106,332
Trust 2004-81, Cl. KC, 4.50%, 4/1/17                             631,323         653,982
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                        1,160,000       1,216,195
Trust 2005-117, Cl. LA, 5.50%, 12/25/27                           81,232          83,357
Trust 2005-57, Cl. PA, 5.50%, 5/1/27                             773,200         787,832
Trust 2006-110, Cl. PW, 5.50%, 5/25/28                           122,678         127,924
Trust 2006-46, Cl. SW, 23.296%, 6/25/36(1)                       419,723         551,144
Trust 2006-50, Cl. KS, 23.297%, 6/25/36(1)                       840,560       1,064,641
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                          1,184,343       1,228,629
Federal National Mortgage Assn., Interest-Only Stripped
   Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 52.128%, 11/18/31(6)                       49,498           6,338
Trust 2001-63, Cl. SD, 40.886%, 12/18/31(6)                       15,100           2,194
Trust 2001-65, Cl. S, 48.991%, 11/25/31(6)                     1,241,894         159,245
Trust 2001-68, Cl. SC, 32.556%, 11/25/31(6)                       10,405           1,345
Trust 2001-81, Cl. S, 36.26%, 1/25/32(6)                         323,158          42,764
Trust 2002-28, Cl. SA, 39.899%, 4/25/32(6)                         8,438           1,104
Trust 2002-38, Cl. SO, 59.276%, 4/25/32(6)                        19,493           2,242
Trust 2002-39, Cl. SD, 43.59%, 3/18/32(6)                         12,890           1,716
Trust 2002-47, Cl. NS, 34.916%, 4/25/32(6)                       839,665         116,233
Trust 2002-48, Cl. S, 36.248%, 7/25/32(6)                         13,996           1,911
Trust 2002-51, Cl. S, 35.232%, 8/25/32(6)                        770,815         105,698
Trust 2002-52, Cl. SD, 40.045%, 9/25/32(6)                       907,198         121,502
Trust 2002-52, Cl. SL, 37.588%, 9/25/32(6)                         8,721           1,191
Trust 2002-53, Cl. SK, 40.988%, 4/25/32(6)                        44,911           6,694
Trust 2002-56, Cl. SN, 39.026%, 7/25/32(6)                        19,083           2,621
Trust 2002-60, Cl. SM, 51.256%, 8/25/32(6)                       171,864          19,422


                           4 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                              PRINCIPAL
                                                               AMOUNT          VALUE
                                                            ------------   -------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2002-7, Cl. SK, 51.66%, 1/25/32(6)                    $     80,458   $      10,012
Trust 2002-77, Cl. BS, 42.203%, 12/18/32(6)                      102,977          12,800
Trust 2002-77, Cl. IS, 51.671%, 12/18/32(6)                       33,211           4,838
Trust 2002-77, Cl. JS, 40.501%, 12/18/32(6)                      173,630          21,512
Trust 2002-77, Cl. SA, 42.037%, 12/18/32(6)                      164,348          20,444
Trust 2002-77, Cl. SH, 44.185%, 12/18/32(6)                      412,901          67,081
Trust 2002-84, Cl. SA, 50.50%, 12/25/32(6)                     1,110,455         138,700
Trust 2002-9, Cl. MS, 35.446%, 3/25/32(6)                         16,083           2,334
Trust 2002-90, Cl. SN, 53.481%, 8/25/32(6)                        88,415          10,397
Trust 2002-90, Cl. SY, 54.722%, 9/25/32(6)                        55,576           6,247
Trust 2003-26, Cl. DI, 11.701%, 4/25/33(6)                        34,361           5,812
Trust 2003-33, Cl. SP, 55.605%, 5/25/33(6)                     1,202,039         165,445
Trust 2003-4, Cl. S, 47.843%, 2/25/33(6)                         789,837         109,631
Trust 2003-89, Cl. XS, 65.165%, 11/25/32(6)                      917,596          64,375
Trust 2004-54, Cl. DS, 51.233%, 11/25/30(6)                      650,099          86,163
Trust 2005-14, Cl. SE, 42.486%, 3/25/35(6)                       545,567          48,028
Trust 2005-40, Cl. SA, 75.158%, 5/25/35(6)                     1,530,569         194,670
Trust 2005-40, Cl. SB, 88.082%, 5/25/35(6)                        68,762          11,038
Trust 2005-6, Cl. SE, 86.496%, 2/25/35(6)                      1,969,792         233,593
Trust 2005-71, Cl. SA, 73.639%, 8/25/25(6)                     1,902,607         220,720
Trust 2005-87, Cl. SE, 79.992%, 10/25/35(6)                    5,961,712         511,809
Trust 2005-87, Cl. SG, 94.175%, 10/25/35(6)                    4,122,090         396,935
Trust 2006-60, Cl. DI, 40.563%, 4/25/35(6)                       396,494          57,825
Trust 221, Cl. 2, 22.573%, 5/1/23(6)                              10,981           1,970
Trust 222, Cl. 2, 16.853%, 6/1/23(6)                           1,314,208         236,847
Trust 240, Cl. 2, 21.236%, 9/1/23(6)                           1,661,217         297,549
Trust 252, Cl. 2, 22.486%, 11/1/23(6)                          1,077,394         198,401
Trust 273, Cl. 2, 14.072%, 8/1/26(6)                             310,780          57,457
Trust 294, Cl. 2, 7.211%, 2/1/28(6)                              121,068          22,342
Trust 301, Cl. 2, 0.257%, 4/1/29(6)                               14,665           3,412
Trust 303, Cl. IO, 0.00%, 11/1/29(6, 14)                         184,124          33,994
Trust 320, Cl. 2, 7.828%, 4/1/32(6)                              878,096         174,486
Trust 321, Cl. 2, 0.752%, 4/1/32(6)                            2,898,136         601,277
Trust 324, Cl. 2, 0.353%, 7/1/32(6)                               30,508           6,178
Trust 331, Cl. 5, 0.00%, 2/1/33(6, 14)                            43,419           7,565
Trust 331, Cl. 9, 9.529%, 2/1/33(6)                              749,503         128,879
Trust 334, Cl. 12, 0.00%, 2/1/33(6, 14)                           75,452          12,702
Trust 334, Cl. 17, 16.854%, 2/1/33(6)                            513,944          78,711
Trust 338, Cl. 2, 2.278%, 7/1/33(6)                            1,513,120         259,338
Trust 339, Cl. 12, 0.00%, 7/1/33(6, 14)                        1,017,716         169,797
Trust 339, Cl. 7, 0.00%, 7/1/33(6, 14)                         2,555,656         346,827
Trust 343, Cl. 13, 6.891%, 9/1/33(6)                             867,836         151,081
Trust 343, Cl. 18, 0.184%, 5/1/34(6)                             258,697          37,214
Trust 345, Cl. 9, 0.00%, 1/1/34(6, 14)                         1,163,570         169,786
Trust 351, Cl. 10, 0.00%, 4/1/34(6, 14)                          360,466          48,448


                           5 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                              PRINCIPAL
                                                               AMOUNT          VALUE
                                                            ------------   -------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 351, Cl. 8, 0.643%, 4/1/34(6)                         $    561,256   $      74,636
Trust 356, Cl. 10, 0.00%, 6/1/35(6, 14)                          483,503          69,180
Trust 356, Cl. 12, 0.00%, 2/1/35(6, 14)                          246,384          32,803
Trust 362, Cl. 12, 0.00%, 8/1/35(6, 14)                        1,471,309         254,320
Trust 362, Cl. 13, 0.00%, 8/1/35(6, 14)                          808,674         135,561
Trust 364, Cl. 15, 0.00%, 9/1/35(6, 14)                           53,931           8,328
Trust 364, Cl. 16, 0.00%, 9/1/35(6, 14)                        1,036,795         143,994
Trust 365, Cl. 16, 12.389%, 3/1/36(6)                          1,734,304         230,256
Federal National Mortgage Assn., Principal-Only Stripped
   Mtg.-Backed Security:
Trust 1993-184, Cl. M, 5.279%, 9/25/23(7)                        399,609         326,500
Trust 324, Cl. 1, 7.918%, 7/1/32(7)                               13,555          11,899
                                                                           -------------
                                                                             134,517,636
                                                                           -------------
GNMA/GUARANTEED--4.2%
Government National Mortgage Assn.:
4.50%, 10/1/39(4)                                              6,430,000       6,526,450
7%, 12/29/23-3/15/26                                              35,522          39,124
8.50%, 8/1/17-12/15/17                                           164,696         179,029
Government National Mortgage Assn., Gtd. Real Estate
   Mtg. Investment Conduit Multiclass Pass-Through
   Certificates, Series 1999-32, Cl. ZB, 8%, 9/16/29             101,510         110,821
Government National Mortgage Assn., Gtd. Real Estate
   Mtg. Investment Conduit Pass-Through Certificates,
   Series 2000-7, Cl. Z, 8%, 1/16/30                              44,083          47,686
Government National Mortgage Assn., Interest-Only
   Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 49.023%, 7/16/28(6)                       21,590           3,232
Series 2001-21, Cl. SB, 79.911%, 1/16/27(6)                      792,086         112,266
Series 2002-15, Cl. SM, 68.868%, 2/16/32(6)                      830,942         136,969
Series 2004-11, Cl. SM, 57.151%, 1/17/30(6)                      596,572          91,163
Series 2006-47, Cl. SA, 82.856%, 8/16/36(6)                    7,503,140         842,182
                                                                           -------------
                                                                               8,088,922
                                                                           -------------
NON-AGENCY--12.1%
COMMERCIAL--8.7%
Asset Securitization Corp., Commercial Interest-Only
   Stripped Mtg.-Backed Security, Series 1997-D4, Cl.
   PS1, 0.661%, 4/14/29(6)                                     8,830,986         368,870
Banc of America Commercial Mortgage, Inc., Commercial
   Mtg. Pass-Through Certificates, Series 2006-1, Cl.
   AM, 5.421%, 9/1/45                                          4,070,000       3,355,155
Capital Lease Funding Securitization LP, Interest-Only
   Corporate-Backed Pass-Through Certificates, Series
   1997-CTL1, 0.00%, 6/22/24(6, 14)                            7,520,037         310,596
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through
   Certificates, Series 2006-2, Cl. A1B, 0.366%,
   9/25/36(1)                                                        201             200
CHL Mortgage Pass-Through Trust 2005-17, Mtg.
   Pass-Through Certificates, Series 2005-17, Cl. 1A8,
   5.50%, 9/1/35                                                  80,000          60,664


                           6 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                              PRINCIPAL
                                                               AMOUNT          VALUE
                                                            ------------   -------------
COMMERCIAL CONTINUED
Citigroup Commercial Mortgage Trust 2008-C7, Commercial
   Mtg. Pass-Through Certificates, Series 2008-C7, Cl.
   AM, 6.299%, 12/1/49(1)                                      1,920,000       1,336,817
Citigroup, Inc., Deutsche Bank 2007-CD4 Commercial
   Mortgage Trust, Commercial Mtg. Pass-Through
   Certificates, Series 2007-CD4, Cl. A2B, 5.205%,
   12/11/49                                                 $    380,000   $     378,578
CWALT Alternative Loan Trust 2007-8CB, Mtg. Pass-Through
   Certificates, Series 2007-8CB, Cl. A1, 5.50%, 5/25/37         122,390          89,939
First Horizon Alternative Mortgage Securities Trust
   2004-FA2, Mtg. Pass-Through Certificates, Series
   2004-FA2, Cl. 3A1, 6%, 1/25/35                                673,282         597,206
First Horizon Mortgage Pass-Through Trust 2007-AR3, Mtg.
   Pass-Through Certificates, Series 2007-AR3, Cl. 1A1,
   6.115%, 11/1/37(1)                                            566,165         387,138
GE Capital Commercial Mortgage Corp., Commercial Mtg.
   Obligations, Series 2004-C3, Cl. A2, 4.433%, 7/10/39           25,460          25,765
GS Mortgage Securities Corp. II, Commercial Mtg.
   Obligations, Series 2001-LIBA, Cl. B, 6.733%, 2/10/16         605,000         648,132
JPMorgan Chase Commercial Mortgage Securities Corp.,
   Commercial Mtg. Pass-Through Certificates:
Series 2005-LDP4, Cl. AM, 4.999%, 10/1/42                      1,110,000         945,753
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                     3,950,000       3,782,020
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial
   Mtg. Pass-Through Certificates, Series 2006-C1, Cl.
   AM, 5.217%, 2/11/31(1)                                      2,300,000       1,860,499
Lehman Brothers Commercial Conduit Mortgage Trust,
   Interest-Only Stripped Mtg.-Backed Security, Series
   1998-C1, Cl. IO, 0.34%, 2/18/30(6)                          4,246,163         135,330
Lehman Structured Securities Corp., Commercial Mtg.
   Pass-Through Certificates, Series 2002-GE1, Cl. A,
   2.514%, 7/1/24                                                205,427         153,753
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through
   Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34          1,236,638       1,058,616
Salomon Brothers Mortgage Securities VII, Inc.,
   Interest-Only Commercial Mtg. Pass-Through
   Certificates, Series 1999-C1, Cl. X, 0.00%,
   5/18/32(6, 14)                                             59,098,875         279,821
Structured Asset Securities Corp., Mtg. Pass-Through
   Certificates, Series 2002-AL1, Cl. B2, 3.45%, 2/25/32       2,002,064         855,415
                                                                           -------------
                                                                              16,630,267
                                                                           -------------
MANUFACTURED HOUSING--1.3%
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR2, Cl.
   2A5, 5.031%, 3/25/36(1)                                     3,135,183       2,567,731
                                                                           -------------
MULTIFAMILY--0.9%
Wells Fargo Mortgage-Backed Securities 2004-AA Trust,
   Mtg. Pass-Through Certificates, Series 2004-AA, Cl.
   2A, 4.979%, 12/25/34(1)                                       641,402         609,172
Wells Fargo Mortgage-Backed Securities 2004-S Trust,
   Mtg. Pass-Through Certificates, Series 2004-S, Cl.
   A1, 3.295%, 9/25/34(1)                                        547,704         532,488


                           7 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                              PRINCIPAL
                                                               AMOUNT          VALUE
                                                            ------------   -------------
MULTIFAMILY CONTINUED
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust,
   Mtg. Pass-Through Certificates, Series 2006-AR6, Cl.
   3A1, 5.094%, 3/25/36(1)                                  $    738,624   $     611,261
                                                                           -------------
                                                                               1,752,921
                                                                           -------------
OTHER--0.0%
Salomon Brothers Mortgage Securities VI, Inc.,
   Interest-Only Stripped Mtg.-Backed Security, Series
   1987-3, Cl. B, 52.455%, 10/23/17(6)                             2,265             250
Salomon Brothers Mortgage Securities VI, Inc.,
   Principal-Only Stripped Mtg.-Backed Security,
   Series 1987-3, Cl. A, 3.905%, 10/23/17(7)                       3,353           3,248
                                                                           -------------
                                                                                   3,498
                                                                           -------------
RESIDENTIAL--1.2%
CHL Mortgage Pass-Through Trust 2005-J4, Mtg.
   Pass-Through Certificates, Series 2005-J4, Cl. A7,
   5.50%, 11/1/35                                                 40,000          28,868
JP Morgan Mortgage Trust 2006-A2, Mtg. Pass-Through
   Certificates, Series 2006-A2, Cl. 5A3, 4.439%,
   11/1/33(1)                                                  1,056,348       1,014,019
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg.
   Pass-Through Certificates, Series 2006-3, Cl. 2A1,
   6.08%, 10/25/36(1)                                             79,168          68,093
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed
   Pass-Through Certificates, Series 2003-QS1, Cl. A2,
   5.75%, 1/25/33                                                443,318         439,829
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates, Series
   2006-QS13, Cl. 1A5, 6%, 9/25/36                                86,331          67,702
Mtg. Asset-Backed Pass-Through Certificates, Series
   2006-QS13, Cl. 1A8, 6%, 9/25/36                                14,630          13,812
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed
   Pass-Through Certificates, Series 2007-QS6, Cl. A28,
   5.75%, 4/25/37                                                 32,923          20,305
Structured Adjustable Rate Mortgage Loan Trust, Mtg.
   Pass-Through Certificates, Series 2004-5, Cl. 3 A1,
   3.734%, 5/1/34(1)                                             290,925         245,477
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust,
   Mtg. Pass-Through Certificates, Series 2007-HY1, Cl.
   4A1, 5.392%, 2/1/37(1)                                         75,958          48,939
Wells Fargo Mortgage-Backed Securities 2004-R Trust,
   Mtg. Pass-Through Certificates, Series 2004-R, Cl.
   2A1, 3.003%, 9/1/34(1)                                        354,274         337,534
                                                                           -------------
                                                                               2,284,578
                                                                           -------------
Total Mortgage-Backed Obligations (Cost $165,750,795)                        165,845,553
                                                                           -------------
U.S. GOVERNMENT OBLIGATIONS--1.9%
Federal Home Loan Mortgage Corp. Nts., 2.50%, 4/23/14          2,020,000       2,026,478
Federal National Mortgage Assn. Nts., 3%, 9/16/14              1,555,000       1,583,209
Resolution Funding Corp. Bonds, Residual Funding STRIPS,
   4.994%, 1/15/21(8)                                            180,000         111,718
                                                                           -------------
Total U.S. Government Obligations (Cost $3,684,211)                            3,721,405


                           8 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                              PRINCIPAL
                                                               AMOUNT          VALUE
                                                            ------------   -------------
CORPORATE BONDS AND NOTES--28.7%
CONSUMER DISCRETIONARY--3.5%
AUTOMOBILES--0.9%
Daimler Finance North America LLC, 6.50% Sr. Unsec.
   Unsub. Nts., 11/15/13                                    $    455,000   $     490,816
DaimlerChrysler NA Holdings Corp., 8.50% Nts., 1/18/31           290,000         344,064
Ford Motor Credit Co. LLC, 9.75% Sr. Unsec. Nts., 9/15/10        880,000         899,463
                                                                           -------------
                                                                               1,734,343
                                                                           -------------
HOTELS, RESTAURANTS & LEISURE--0.3%
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts.,
   8/15/15(2)                                                    468,000         477,792
                                                                           -------------
MEDIA--1.7%
CBS Corp., 8.875% Sr. Unsec. Nts., 5/15/19                       425,000         469,519
Comcast Cable Communications Holdings, Inc., 9.455% Sr.
   Unsec. Nts., 11/15/22                                         290,000         373,535
Comcast Cable Communications, Inc., 8.875% Unsub. Nts.,
   5/1/17                                                        525,000         648,545
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.875%
   Sr. Unsec. Unsub. Nts., 10/1/19(2)                            161,000         160,799
DISH DBS Corp., 7.875% Sr. Nts., 9/1/19(2)                       405,000         411,075
Time Warner Cos., Inc., 9.125% Debs., 1/15/13                    320,000         371,911
Time Warner Entertainment Co. LP, 8.375% Sr. Nts.,
   7/15/33                                                       255,000         307,420
Time Warner, Inc., 6.50% Sr. Unsec. Debs., 11/15/36              372,000         381,972
Viacom, Inc., 6.25% Sr. Unsec. Nts., 4/30/16                     190,000         205,247
                                                                           -------------
                                                                               3,330,023
                                                                           -------------
SPECIALTY RETAIL--0.6%
Home Depot, Inc. (The), 5.875% Sr. Unsec. Unsub. Nts.,
   12/16/36                                                      413,000         402,030
Staples, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/1/11              680,000         734,612
                                                                           -------------
                                                                               1,136,642
                                                                           -------------
CONSUMER STAPLES--2.2%
BEVERAGES--0.3%
Anheuser-Busch InBev Worldwide, Inc.:
7.75% Sr. Unsec. Unsub. Nts., 1/15/19(2)                         320,000         379,291
8% Sr. Nts., 11/15/39(2)                                         170,000         220,718
                                                                           -------------
                                                                                 600,009
                                                                           -------------
FOOD & STAPLES RETAILING--0.6%
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                 250,000         329,847
Safeway, Inc., 6.50% Sr. Unsec. Nts., 3/1/11                     300,000         318,986
Supervalu, Inc., 7.50% Sr. Nts., 11/15/14                        435,000         439,350
                                                                           -------------
                                                                               1,088,183
                                                                           -------------
FOOD PRODUCTS--0.8%
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14                            506,000         525,505
8.50% Sr. Unsec. Nts., 6/15/19                                   200,000         230,958
Heinz (H.J.) Finance Co., 7.125% Sr. Unsec. Nts.,
   8/1/39(2)                                                     345,000         409,725
Sara Lee Corp., 6.25% Sr. Unsec. Unsub. Nts., 9/15/11            420,000         453,826
                                                                           -------------
                                                                               1,620,014
                                                                           -------------
TOBACCO--0.5%
Altria Group, Inc., 9.70% Sr. Unsec. Nts., 11/10/18              785,000         976,569


                           9 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                              PRINCIPAL
                                                               AMOUNT          VALUE
                                                            ------------   -------------
ENERGY--4.5%
ENERGY EQUIPMENT & SERVICES--0.3%
Pride International, Inc., 8.50% Sr. Nts., 6/15/19          $    530,000   $     585,650
                                                                           -------------
OIL, GAS & CONSUMABLE FUELS--4.2%
Anadarko Petroleum Corp., 6.45% Sr. Unsec. Nts., 9/15/36         385,000         398,797
Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts., 1/15/16         430,000         409,575
Duke Energy Field Services LLC, 7.875% Unsec. Nts.,
   8/16/10                                                       425,000         445,607
El Paso Corp., 8.25% Sr. Unsec. Nts., 2/15/16                    490,000         504,700
Enterprise Products Operating LLP, 7.50% Sr. Unsec.
   Unsub. Nts., 2/1/11                                           515,000         549,950
Hess Corp., 6.65% Sr. Unsec. Unsub. Nts., 8/15/11                259,000         278,093
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr.
   Unsec. Nts., 6/1/13                                           930,000         964,098
Kerr-McGee Corp., 6.875% Sr. Unsec. Unsub. Nts., 9/15/11         343,000         368,486
Kinder Morgan Energy Partners LP, 9% Sr. Unsec. Nts.,
   2/1/19                                                        400,000         485,458
Nexen, Inc.:
6.40% Sr. Unsec. Unsub. Bonds, 5/15/37                           450,000         439,598
7.50% Nts., 7/30/39                                              180,000         196,669
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B,
   3/15/13                                                       450,000         456,750
Petro-Canada, 5.95% Sr. Unsec. Unsub. Bonds, 5/15/35             255,000         251,943
PF Export Receivables Master Trust, 3.748% Sr. Nts.,
   Series B, 6/1/13(3)                                           742,393         758,169
Plains All American Pipeline LP, 6.50% Sr. Unsec. Unsub.
   Nts., 5/1/18                                                  550,000         590,076
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr.
   Sec. Nts., 9/30/14(2)                                         270,000         288,051
Shell International Finance BV, 4.30% Nts., 9/22/19              160,000         161,160
Williams Cos., Inc. (The), 8.75% Unsec. Nts., 3/15/32            360,000         414,012
XTO Energy, Inc., 6.50% Sr. Unsec. Unsub. Nts., 12/15/18         170,000         188,003
                                                                           -------------
                                                                               8,149,195
                                                                           -------------
FINANCIALS--8.7%
CAPITAL MARKETS--1.4%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec.
   Nts., 8/15/19(2)                                              405,000         411,406
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds,
   2/15/34                                                       890,000         819,777
Morgan Stanley:
5.55% Sr. Unsec. Unsub. Nts., Series F, 4/27/17                  215,000         214,568
7.30% Sr. Unsec. Nts., 5/13/19                                 1,180,000       1,300,597
                                                                           -------------
                                                                               2,746,348
                                                                           -------------
COMMERCIAL BANKS--1.5%
Barclays Bank plc, 6.278% Perpetual Bonds(9)                   1,000,000         750,015
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35(1)          890,000         676,400
PNC Funding Corp., 5.25% Gtd. Unsec. Sub. Nts., 11/15/15         535,000         549,201
Wachovia Corp., 5.625% Sub. Nts., 10/15/16                       240,000         251,070
Wells Fargo Capital X, 5.95% Unsec. Sub. Bonds, 12/15/36         755,000         658,738
                                                                           -------------
                                                                               2,885,424
                                                                           -------------
CONSUMER FINANCE--0.6%
American Express Bank FSB, 5.50% Sr. Unsec. Nts., 4/16/13        410,000         433,205
Capital One Bank USA NA, 8.80% Sub. Nts., 7/15/19                250,000         289,479


                           10 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                              PRINCIPAL
                                                               AMOUNT          VALUE
                                                            ------------   -------------
CONSUMER FINANCE CONTINUED
Capital One Financial Corp., 5.70% Sr. Unsec. Unsub.
   Nts., 9/15/11                                            $    490,000   $     512,229
                                                                           -------------
                                                                               1,234,913
                                                                           -------------
DIVERSIFIED FINANCIAL SERVICES--3.0%
Citigroup, Inc.:
6.125% Sub. Nts., 8/25/36                                        475,000         408,878
8.125% Sr. Unsec. Nts., 7/15/39                                1,215,000       1,364,152
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1(9)       2,080,000       2,003,242
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38       1,730,000       1,955,585
                                                                           -------------
                                                                               5,731,857
                                                                           -------------
INSURANCE--1.7%
Axa SA, 6.379% Sub. Perpetual Bonds(2, 9)                        665,000         538,650
Hartford Financial Services Group, Inc. (The):
5.375% Sr. Unsec. Nts., 3/15/17                                  400,000         366,883
6% Sr. Unsec. Nts., 1/15/19                                      545,000         517,742
Marsh & McLennan Cos., Inc., 5.15% Sr. Unsec. Nts.,
   9/15/10                                                       455,000         464,441
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/36(1)          415,000         356,900
Principal Life Global Funding I, 4.40% Sr. Sec. Nts.,
   10/1/10(2)                                                    455,000         459,908
Prudential Holdings LLC, 8.695% Bonds, Series C,
   12/18/23(2)                                                   470,000         491,698
                                                                           -------------
                                                                               3,196,222
                                                                           -------------
REAL ESTATE INVESTMENT TRUSTS--0.5%
Simon Property Group LP, 5.375% Sr. Unsec. Unsub. Nts.,
   6/1/11                                                        447,000         460,840
WEA Finance LLC/WT Finance Aust Pty Ltd., 5.75% Nts.,
   9/2/15(2)                                                     485,000         488,831
                                                                           -------------
                                                                                 949,671
                                                                           -------------
HEALTH CARE--1.0%
HEALTH CARE PROVIDERS & SERVICES--0.2%
WellPoint, Inc., 5% Sr. Unsec. Unsub. Nts., 1/15/11              435,000         448,469
                                                                           -------------
LIFE SCIENCES TOOLS & SERVICES--0.4%
Fisher Scientific International, Inc., 6.125% Sr. Unsec.
   Sub. Nts., 7/1/15                                             705,000         732,451
                                                                           -------------
PHARMACEUTICALS--0.4%
Genentech, Inc., 5.25% Sr. Unsec. Unsub. Nts., 7/15/35           311,000         309,885
Watson Pharmaceuticals, Inc., 6.125% Sr. Unsec. Nts.,
   8/15/19                                                       460,000         484,678
                                                                           -------------
                                                                                 794,563
                                                                           -------------
INDUSTRIALS--2.5%
AEROSPACE & DEFENSE--0.9%
BAE Systems Holdings, Inc., 6.375% Nts., 6/1/19(2)               450,000         497,442
L-3 Communications Corp., 5.875% Sr. Sub. Nts., 1/15/15          485,000         485,000
Meccanica Holdings USA:
6.25% Sr. Unsec. Unsub. Nts., 7/15/19(2)                         265,000         286,514
7.375% Sr. Unsec. Unsub. Nts., 7/15/39(2)                        440,000         520,521
                                                                           -------------
                                                                               1,789,477
                                                                           -------------
COMMERCIAL SERVICES & SUPPLIES--0.2%
Browning-Ferris Industries, Inc., 7.40% Sr. Unsec.
   Debs., 9/15/35                                                375,000         431,494


                           11 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                              PRINCIPAL
                                                               AMOUNT          VALUE
                                                            ------------   -------------
ELECTRICAL EQUIPMENT--0.3%
Roper Industries, Inc., 6.25% Sr. Nts., 9/1/19              $    475,000   $     493,990
                                                                           -------------
INDUSTRIAL CONGLOMERATES--0.7%
General Electric Capital Corp., 5.875% Unsec. Unsub.
   Nts., 1/14/38                                                 350,000         322,032
Tyco International Ltd./Tyco International Finance SA,
   6.875% Sr. Unsec. Unsub. Nts., 1/15/21                        920,000       1,035,064
                                                                           -------------
                                                                               1,357,096
                                                                           -------------
ROAD & RAIL--0.4%
CSX Corp., 7.375% Sr. Unsec. Nts., 2/1/19                        685,000         807,498
INFORMATION TECHNOLOGY--0.3%
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Agilent Technologies, Inc., 5.50% Sr. Unsec. Unsub.
   Nts., 9/14/15                                                 485,000         499,529
                                                                           -------------
MATERIALS--1.6%
CHEMICALS--0.4%
Airgas, Inc., 4.50% Sr. Unsec. Unsub. Nts., 9/15/14              242,000         246,665
Yara International ASA, 7.875% Nts., 6/11/19(2)                  402,000         452,607
                                                                           -------------
                                                                                 699,272
                                                                           -------------
CONTAINERS & PACKAGING--0.2%
Ball Corp., 7.125% Sr. Unsec. Nts., 9/1/16                       480,000         492,000
                                                                           -------------
METALS & MINING--0.7%
Freeport-McMoRan Copper & Gold, Inc., 8.25% Sr. Unsec.
   Nts., 4/1/15                                                  435,000         463,242
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15                            245,000         244,804
6% Sr. Unsec. Unsub. Nts., 10/15/15                              347,000         353,302
Xstrata Finance Canada Ltd., 6.90% Nts., 11/15/37(2)             231,000         218,118
                                                                           -------------
                                                                               1,279,466
                                                                           -------------
PAPER & FOREST PRODUCTS--0.3%
MeadWestvaco Corp., 7.375% Sr. Unsec. Unsub. Nts., 9/1/19        485,000         508,957
                                                                           -------------
TELECOMMUNICATION SERVICES--2.5%
DIVERSIFIED TELECOMMUNICATION SERVICES--2.4%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38                      540,000         567,789
British Telecommunications plc, 9.625% Bonds, 12/15/30           290,000         372,546
CenturyTel, Inc., 8.375% Sr. Unsec. Nts., Series H,
   10/15/10                                                      335,000         355,112
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13             455,000         448,175
Deutsche Telekom International Finance BV, 8.50% Unsub.
   Nts., 6/15/10(1)                                              427,000         447,689
Telecom Italia Capital SA, 4.875% Sr. Unsec. Unsub.
   Nts., 10/1/10                                                 880,000         904,877
Telefonica Europe BV, 7.75% Unsec. Nts., 9/15/10                 420,000         444,421
Telus Corp., 8% Nts., 6/1/11                                     690,000         751,206
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts.,
   2/15/38                                                       350,000         375,342
                                                                           -------------
                                                                               4,667,157
                                                                           -------------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
Rogers Wireless, Inc., 9.625% Sr. Sec. Nts., 5/1/11               86,000          95,721
                                                                           -------------
UTILITIES--1.9%
ELECTRIC UTILITIES--0.4%
Exelon Corp., 5.625% Sr. Unsec. Bonds, 6/15/35                   325,000         314,388
                                                                           -------------


                           12 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                              PRINCIPAL
                                                               AMOUNT          VALUE
                                                            ------------   -------------
ELECTRIC UTILITIES CONTINUED
Exelon Generation Co. LLC:
6.20% Sr. Nts., 10/1/17                                     $    267,000   $     291,931
6.25% Sr. Unsec. Nts., 10/1/39                                   160,000         163,909
                                                                           -------------
                                                                                 770,228
                                                                           -------------
ENERGY TRADERS--0.4%
NRG Energy, Inc., 7.375% Sr. Nts., 2/1/16                        455,000         441,350
Oncor Electric Delivery Co., 6.375% Sr. Sec. Nts.,
   1/15/15                                                       330,000         366,271
                                                                           -------------
                                                                                 807,621
                                                                           -------------
GAS UTILITIES--0.2%
Atmos Energy Corp., 8.50% Sr. Unsec. Nts., 3/15/19               205,000         253,586
                                                                           -------------
MULTI-UTILITIES--0.9%
Dominion Resources, Inc., 5.20% Sr. Unsub. Nts., 8/15/09         485,000         504,710
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10         432,000         454,592
Sempra Energy:
6.50% Sr. Unsec. Nts., 6/1/16                                    250,000         276,798
9.80% Sr. Unsec. Nts., 2/15/19                                   390,000         500,435
                                                                           -------------
                                                                               1,736,535
                                                                           -------------
Total Corporate Bonds and Notes (Cost $51,667,332)                            55,107,965

                                                                UNITS
                                                            ------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Pathmark Stores, Inc. Wts., Strike Price $22.31, Exp.
   9/19/10 (3, 10) (Cost $14,872)                                  5,408               1

                                                               SHARES
                                                            ------------
INVESTMENT COMPANIES--14.1%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency
   Shares, 0.00%(11, 12)                                           8,803           8,803
Oppenheimer Institutional Money Market Fund, Cl. E,
   0.27%(11, 13)                                              27,062,227      27,062,227
                                                                           -------------
Total Investment Companies (Cost $27,071,030)                                 27,071,030
                                                                           -------------
TOTAL INVESTMENTS, AT VALUE (COST $267,620,494)                    139.0%    267,379,551
Liabilities in Excess of Other Assets                              (39.0)    (74,953,391)
                                                            ------------   -------------
Net Assets                                                         100.0%  $ 192,426,160
                                                            ============   =============

Footnotes to Statement of Investments

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $8,747,062 or 4.55% of the Fund's net assets as of September 30, 2009.

(3.) Illiquid security. The aggregate value of illiquid securities as of September 30, 2009 was $2,763,966, which represents 1.44% of the Fund's net assets. See accompanying Notes.

(4.) When-issued security or delayed delivery to be delivered and settled after September 30, 2009. See accompanying Notes.

(5.) All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $739,511. See accompanying Notes.


                           13 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

(6.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $11,166,009 or 5.80% of the Fund's net assets as of September 30, 2009.

(7.) Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $630,154 or 0.33% of the Fund's net assets as of September 30, 2009.

(8.) Zero coupon bond reflects effective yield on the date of purchase.

(9.) This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

(10.) Non-income producing security.

(11.) Rate shown is the 7-day yield as of September 30, 2009.

(12.) Interest rate is less than 0.0005%.

(13.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                        SHARES                                      SHARES
                                                     DECEMBER 31,      GROSS         GROSS      SEPTEMBER 30,
                                                         2008        ADDITIONS     REDUCTIONS        2009
                                                     ------------   -----------   -----------   -------------
OFI Liquid Assets Fund, LLC                                   --        810,000       810,000             --
Oppenheimer Institutional Money Market Fund, Cl. E    13,605,218    199,788,312   186,331,303     27,062,227

                                                        VALUE       INCOME
                                                     -----------   --------
OFI Liquid Assets Fund, LLC                          $        --   $  1,106(a)
Oppenheimer Institutional Money Market Fund, Cl. E    27,062,227    111,779
                                                     -----------   --------
                                                     $27,062,227   $112,885
                                                     ===========   ========

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

(14.) The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of September 30, 2009 based on valuation input level:

                                                                          LEVEL 3--
                                      LEVEL 1--         LEVEL 2--        SIGNIFICANT
                                      UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                                    QUOTED PRICES   OBSERVABLE INPUTS      INPUTS          VALUE
                                    -------------   -----------------   ------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Asset-Backed Securities              $        --      $ 15,633,597           $--       $ 15,633,597
Mortgage-Backed Obligations                   --       165,845,553            --        165,845,553
U.S. Government Obligations                   --         3,721,405            --          3,721,405
Corporate Bonds and Notes                     --        55,107,965            --         55,107,965


                           14 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

Rights, Warrants and Certificates             --                 1            --                  1
Investment Companies                  27,071,030                --            --         27,071,030
                                     -----------      ------------           ---       ------------
Total Investments, at Value           27,071,030       240,308,521            --        267,379,551
OTHER FINANCIAL INSTRUMENTS:
Futures margins                           16,599                --            --             16,599
                                     -----------      ------------           ---       ------------
Total Assets                         $27,087,629      $240,308,521           $--       $267,396,150
                                     -----------      ------------           ---       ------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Depreciated swaps, at value          $        --           (96,465)          $--       $    (96,465)
Futures margins                          (70,795)               --            --            (70,795)
                                     -----------      ------------           ---       ------------
Total Liabilities                    $   (70,795)     $    (96,465)          $--       $   (167,260)
                                     -----------      ------------           ---       ------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

FUTURES CONTRACTS AS OF SEPTEMBER 30, 2009 ARE AS FOLLOWS:

                                                                                 UNREALIZED
                                        NUMBER OF   EXPIRATION                  APPRECIATION
CONTRACT DESCRIPTION         BUY/SELL   CONTRACTS      DATE         VALUE      (DEPRECIATION)
--------------------         --------   ---------   ----------   -----------   --------------
U.S. Treasury Long Bonds        Buy        141       12/21/09    $17,113,875      $232,380
U.S. Treasury Nts., 2 yr.      Sell        142       12/31/09     30,809,563       (61,327)
U.S. Treasury Nts., 5 yr.      Sell         53       12/31/09      6,152,969       (71,276)
U.S. Treasury Nts., 10 yr.      Buy        135       12/21/09     15,974,297        88,334
                                                                                  --------
                                                                                  $188,111
                                                                                  ========

CREDIT DEFAULT SWAP CONTRACTS AS OF SEPTEMBER 30, 2009 ARE AS FOLLOWS:

                                                                   PAY/
                                          BUY/SELL    NOTIONAL   RECEIVE
REFERENCE ENTITY/                          CREDIT      AMOUNT     FIXED    TERMINATION
SWAP COUNTERPARTY                        PROTECTION    (000'S)     RATE        DATE        VALUE
-----------------                        ----------   --------   -------   -----------   --------
INCO LTD.:
Morgan Stanley Capital Services, Inc.        Buy       $1,015     0.63%      3/20/17     $(22,751)
Morgan Stanley Capital Services, Inc.        Buy        1,030     0.70       3/20/17      (27,967)
                                                       ------                            --------
   Total                                                2,045                             (50,718)
                                                                                         --------
VALE OVERSEAS:
Morgan Stanley Capital Services, Inc.       Sell        1,015     1.10       3/20/17      (24,953)
Morgan Stanley Capital Services, Inc.       Sell        1,030     1.17       3/20/17      (20,794)
                                                       ------                            --------
   Total                                                2,045                             (45,747)
                                                                                         --------
      Grand Total Buys                                                                    (50,718)
      Grand Total Sells                                                                   (45,747)
                                                                                         --------
      Total Credit Default Swaps                                                         $(96,465)
                                                                                         ========


                           15 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

                                                 TOTAL MAXIMUM POTENTIAL
                                                   PAYMENTS FOR SELLING
TYPE OF REFERENCE ASSET ON WHICH THE FUND SOLD      CREDIT PROTECTION                            REFERENCE ASSET
PROTECTION                                            (UNDISCOUNTED)       AMOUNT RECOVERABLE*    RATING RANGE**
----------------------------------------------   -----------------------   -------------------   ---------------
Investment Grade Single Name Corporate Debt             $2,045,000                 $--                 BBB+

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

SWAP SUMMARY AS OF SEPTEMBER 30, 2009 IS AS FOLLOWS:

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

                                                                          NOTIONAL
                                                 SWAP TYPE FROM            AMOUNT
SWAP COUNTERPARTY                               FUND PERSPECTIVE           (000'S)     VALUE
-----------------                        ------------------------------   --------   --------
Morgan Stanley Capital Services, Inc.:
                                         Credit Default Buy Protection      $2,045   $(50,718)
                                         Credit Default Sell Protection      2,045    (45,747)
                                                                                     --------
                                                                                     $(96,465)
                                                                                     ========

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing


                           16 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of September 30, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                              BASIS TRANSACTIONS
                       -------------------------------
Purchased securities             $88,026,482
Sold securities                   12,086,425

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the


                           17 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.


                       18 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allow the Fund to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

     CREDIT RELATED CONTINGENT FEATURES. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's ISDA master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

     As of September 30, 2009, the total value of derivative positions with credit related contingent features in a net liability position was $96,465. If a contingent feature would have been triggered as of September 30, 2009, the Fund could have been required to pay this amount in cash to its counterparties. The Fund did not hold or post collateral for its derivative transactions.

FUTURES

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.


                       19 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. Any upfront payment paid or received as well as any unrealized appreciation (depreciation) on swap contracts are separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

     CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential


                       20 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

     losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and, or, indexes that are either unavailable or considered to be less attractive in the bond market.

     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and, or, indexes.

     The Fund has also engaged in pairs trades by purchasing protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks. Pairs trades attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements.

     The Fund has engaged in spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curve trades attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

     The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.

     The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     As of September 30, 2009, the Fund had no such interest rate swap agreements outstanding.

     TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of


                       21 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

     the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and, or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

     The Fund has entered into total return swaps to increase exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the Fund to pay, or receive payments, to, or from, the counterparty based on the movement of credit spreads of the related indexes.

     The Fund has entered into total return swaps to decrease exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the fund to pay, or receive payments, to, or from, the counterparty based on the movement of credit spreads of the related indexes.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     As of September 30, 2009, the Fund had no such total return swap agreements outstanding.

ILLIQUID SECURITIES

As of September 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $267,783,087
Federal tax cost of other investments     (4,062,471)
                                        ------------
Total federal tax cost                  $263,720,616
                                        ============
Gross unrealized appreciation           $  9,640,902
Gross unrealized depreciation             (9,952,792)
                                        ------------
Net unrealized depreciation             $   (311,890)
                                        ============


                       22 | Oppenheimer Core Bond Fund/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--99.1%
CONSUMER DISCRETIONARY--16.1%
AUTOMOBILES--1.4%
Bayerische Motoren Werke (BMW) AG                      396,043   $    19,073,073
Bayerische Motoren Werke (BMW) AG,
   Preference                                          538,031        17,793,697
                                                                 ---------------
                                                                      36,866,770
HOTELS, RESTAURANTS & LEISURE--3.5%
Aristocrat Leisure Ltd.                                481,564         2,218,093
Carnival Corp.                                       1,200,926        39,966,817
International Game Technology                          191,700         4,117,716
Lottomatica SpA                                         71,300         1,597,405
McDonald's Corp.                                       627,900        35,834,253
Shuffle Master, Inc.(1)                                604,300         5,692,506
                                                                 ---------------
                                                                      89,426,790
HOUSEHOLD DURABLES--1.5%
Sony Corp.                                           1,343,200        39,287,589
MEDIA--3.3%
Dish TV India Ltd.(1)                                1,365,516         1,273,119
Grupo Televisa SA, Sponsored GDR                     1,567,196        29,134,174
Sirius XM Radio, Inc.(1)                            13,124,410         8,334,000
Walt Disney Co. (The)                                1,321,500        36,288,390
Zee Entertainment Enterprises Ltd.                   2,140,210        10,566,112
                                                                 ---------------
                                                                      85,595,795
SPECIALTY RETAIL--2.6%
Industria de Diseno Textil SA                          548,500        31,471,969
Tiffany & Co.                                          887,800        34,206,934
                                                                 ---------------
                                                                      65,678,903
TEXTILES, APPAREL & LUXURY GOODS--3.8%
Bulgari SpA                                          1,856,118        14,341,347
Burberry Group plc                                   1,139,801         9,171,671
LVMH Moet Hennessey Louis Vuitton                      536,100        53,919,095
Tod's SpA                                              292,997        20,023,062
                                                                 ---------------
                                                                      97,455,175
CONSUMER STAPLES--11.2%
BEVERAGES--3.5%
Companhia de Bebidas das Americas, Sponsored
   ADR, Preference                                     370,715        30,495,016
Diageo plc                                             967,935        14,850,374
Fomento Economico Mexicano SA de CV, UBD             7,746,900        29,496,421
Grupo Modelo SA de CV, Series C(1)                   3,786,000        14,098,271
                                                                 ---------------
                                                                      88,940,082
FOOD & STAPLES RETAILING--2.8%
Seven & I Holdings Co. Ltd.                            425,353        10,138,921
Tesco plc                                            4,573,835        29,209,622
Wal-Mart Stores, Inc.                                  684,200        33,587,378
                                                                 ---------------
                                                                      72,935,921
FOOD PRODUCTS--2.6%
Cadbury plc                                          2,114,041        27,129,945


                    1 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                    SHARES            VALUE
                                               ---------------   ---------------
FOOD PRODUCTS CONTINUED
Nestle SA                                              372,605   $    15,877,870
Unilever plc                                           818,093        23,368,839
                                                                 ---------------
                                                                      66,376,654
HOUSEHOLD PRODUCTS--2.3%
Colgate-Palmolive Co.                                  433,500        33,067,380
Reckitt Benckiser Group plc                            514,318        25,135,595
                                                                 ---------------
                                                                      58,202,975
ENERGY--4.8%
ENERGY EQUIPMENT & SERVICES--2.6%
Technip SA                                             547,520        34,973,144
Transocean Ltd.(1)                                     376,772        32,225,309
                                                                 ---------------
                                                                      67,198,453
OIL, GAS & CONSUMABLE FUELS--2.2%
Husky Energy, Inc.                                     690,730        19,444,825
Total SA                                               614,870        36,535,349
                                                                 ---------------
                                                                      55,980,174
FINANCIALS--14.2%
CAPITAL MARKETS--3.9%
3i Group plc                                         2,526,708        11,653,902
Credit Suisse Group AG                               1,087,711        60,542,272
UBS AG(1)                                            1,492,495        27,320,882
                                                                 ---------------
                                                                      99,517,056
COMMERCIAL BANKS--3.5%
HDFC Bank Ltd.                                         138,700         4,758,847
HSBC Holdings plc                                    3,764,173        43,235,343
Societe Generale, Cl. A                                257,230        20,703,070
Sumitomo Mitsui Financial Group, Inc.                  644,500        22,311,017
                                                                 ---------------
                                                                      91,008,277
CONSUMER FINANCE--1.0%
SLM Corp.(1)                                         2,817,850        24,571,652
DIVERSIFIED FINANCIAL SERVICES--1.1%
Investor AB, B Shares                                1,552,954        28,346,503
INSURANCE--4.7%
AFLAC, Inc.                                            680,800        29,097,392
Allianz SE                                             300,060        37,806,085
Prudential plc                                       2,822,667        27,134,089
XL Capital Ltd., Cl. A                               1,489,700        26,010,162
                                                                 ---------------
                                                                     120,047,728
HEALTH CARE--7.0%
BIOTECHNOLOGY--1.3%
Basilea Pharmaceutica AG(1)                             30,270         3,046,570
InterMune, Inc.(1)                                     324,300         5,166,099
NicOx SA(1)                                            201,870         2,624,995
Regeneron Pharmaceuticals, Inc.(1)                     200,802         3,875,479
Seattle Genetics, Inc.(1)                              739,528        10,375,578


                    2 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                    SHARES            VALUE
                                               ---------------   ---------------
BIOTECHNOLOGY CONTINUED
Theravance, Inc.(1)                                    558,200   $     8,172,048
                                                                 ---------------
                                                                      33,260,769
HEALTH CARE PROVIDERS & SERVICES--1.8%
Aetna, Inc.                                            994,000        27,663,020
WellPoint, Inc.(1)                                     394,035        18,661,498
                                                                 ---------------
                                                                      46,324,518
PHARMACEUTICALS--3.9%
Bayer AG                                               145,331        10,118,896
Roche Holding AG                                       379,728        61,376,474
Sanofi-Aventis SA                                      345,875        25,382,860
Schering-Plough Corp.                                   78,300         2,211,975
                                                                 ---------------
                                                                      99,090,205
INDUSTRIALS--13.3%
AEROSPACE & DEFENSE--3.8%
Boeing Co. (The)                                       223,000        12,075,450
Empresa Brasileira de Aeronautica SA, ADR(1)           883,683        20,271,688
European Aeronautic Defense & Space Co.              1,410,710        31,677,805
Lockheed Martin Corp.                                  182,000        14,210,560
Raytheon Co.                                           431,500        20,699,055
                                                                 ---------------
                                                                      98,934,558
AIR FREIGHT & LOGISTICS--1.0%
TNT NV                                                 917,927        24,635,304
BUILDING PRODUCTS--1.5%
Assa Abloy AB, Cl. B                                 2,409,285        39,156,260
COMMERCIAL SERVICES & SUPPLIES--0.8%
Secom Co. Ltd.                                         396,100        19,852,077
ELECTRICAL EQUIPMENT--0.8%
Emerson Electric Co.                                   471,300        18,889,704
Prysmian SpA                                            90,200         1,692,174
                                                                 ---------------
                                                                      20,581,878
INDUSTRIAL CONGLOMERATES--5.0%
3M Co.                                                 488,600        36,058,680
Koninklijke (Royal) Philips Electronics NV           1,138,500        27,722,782
Siemens AG                                             691,081        64,460,172
                                                                 ---------------
                                                                     128,241,634
MACHINERY--0.4%
Fanuc Ltd.                                             127,800        11,418,222
INFORMATION TECHNOLOGY--28.6%
COMMUNICATIONS EQUIPMENT--6.9%
Juniper Networks, Inc.(1)                            2,143,300        57,911,966
Tandberg ASA                                           649,150        15,542,917
Telefonaktiebolaget LM Ericsson, B Shares           10,423,580       104,664,176
                                                                 ---------------
                                                                     178,119,059
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.8%
Corning, Inc.                                        1,659,800        25,411,538
Hoya Corp.                                           1,015,100        23,809,478
Keyence Corp.                                           93,474        19,875,093


                    3 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                    SHARES            VALUE
                                               ---------------   ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Kyocera Corp.                                          158,600   $    14,581,867
Murata Manufacturing Co. Ltd.                          568,800        26,812,286
Nidec Corp.                                            168,600        13,692,352
                                                                 ---------------
                                                                     124,182,614
INTERNET SOFTWARE & SERVICES--2.0%
eBay, Inc.(1)                                        2,191,800        51,748,398
IT SERVICES--3.3%
Automatic Data Processing, Inc.                        844,700        33,196,710
Infosys Technologies Ltd.                            1,050,752        50,378,431
                                                                 ---------------
                                                                      83,575,141
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT--4.4%
Altera Corp.                                         1,295,800        26,576,858
Linear Technology Corp.                                368,196        10,173,255
Maxim Integrated Products, Inc.                      1,316,465        23,880,675
MediaTek, Inc.                                       1,567,696        26,138,020
Taiwan Semiconductor Manufacturing Co. Ltd.         13,315,184        26,714,862
                                                                 ---------------
                                                                     113,483,670
SOFTWARE--7.2%
Adobe Systems, Inc.(1)                                 955,363        31,565,194
Intuit, Inc.(1)                                      1,478,100        42,125,850
Microsoft Corp.                                      1,886,000        48,828,540
Nintendo Co. Ltd.                                       59,400        15,219,740
SAP AG                                                 949,963        46,639,046
                                                                 ---------------
                                                                     184,378,370
MATERIALS--0.3%
CHEMICALS--0.3%
Linde AG                                                60,119         6,530,428
TELECOMMUNICATION SERVICES--2.7%
WIRELESS TELECOMMUNICATION SERVICES--2.7%
KDDI Corp.                                               5,549        31,279,385
Turkcell Iletisim Hizmetleri AS, ADR                   806,300        14,408,581
Vodafone Group plc                                  10,692,192        23,957,126
                                                                 ---------------
                                                                      69,645,092
UTILITIES--0.9%
ELECTRIC UTILITIES--0.9%
Fortum OYJ                                             921,100        23,615,184
                                                                 ---------------
Total Common Stocks (Cost $2,252,585,160)                          2,544,209,878

                                                    Units
                                               ---------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Wire & Wireless India Ltd. Rts., Strike
   Price 19INR, Exp.
10/15/09(1) (Cost $0)                                2,212,100           143,210

                                                  Principal
                                                    Amount
                                               ---------------
CONVERTIBLE CORPORATE BONDS AND NOTES--0.1%
Theravance, Inc., 3% Cv. Sub. Nts., 1/15/15
   (Cost $2,882,000)                           $     2,882,000         2,453,306


                    4 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                    SHARES            VALUE
                                               ---------------   ---------------
INVESTMENT COMPANIES--0.5%
JPMorgan U.S. Treasury Plus Money Market
   Fund, Agency Shares, 0.00% (2,3)                    579,714   $       579,714
Oppenheimer Institutional Money Market Fund,
   Cl. E, 0.27% (3,4)                               13,372,770        13,372,770
                                                                 ---------------
Total Investment Companies
   (Cost $13,952,484)                                                 13,952,484
TOTAL INVESTMENTS, AT VALUE
   (COST $2,269,419,644)                                  99.7%    2,560,758,878
Other Assets Net of Liabilities                            0.3         6,839,655
                                               ---------------   ---------------
Net Assets                                               100.0%  $ 2,567,598,533
                                               ===============   ===============

Footnotes to Statement of Investments

Strike price is reported in U.S. Dollars, except for those denoted in the following currency:

INR Indian Rupee

(1.) Non-income producing security.

(2.) Interest rate is less than 0.0005%.

(3.) Rate shown is the 7-day yield as of September 30, 2009.

(4.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                        SHARES                                      SHARES
                                                     DECEMBER 31,      GROSS         GROSS      SEPTEMBER 30,
                                                        2008         ADDITIONS     REDUCTIONS        2009
                                                     ------------   -----------   -----------   -------------
OFI Liquid Assets Fund, LLC                                   --    342,533,185   342,533,185             --
Oppenheimer Institutional Money Market Fund, Cl. E    24,247,807    303,090,665   313,965,702     13,372,770

                                                        VALUE        INCOME
                                                     -----------   ----------
OFI Liquid Assets Fund, LLC                          $        --   $  935,043(a)
Oppenheimer Institutional Money Market Fund, Cl. E    13,372,770      117,698
                                                     -----------   ----------
                                                     $13,372,770   $1,052,741
                                                     ===========   ==========

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of September 30, 2009 based on valuation input level:


                    5 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                           LEVEL 2--
                                           LEVEL 1--         OTHER       LEVEL 3--
                                          UNADJUSTED      SIGNIFICANT    SIGNIFICANT
                                            QUOTED        OBSERVABLE    UNOBSERVABLE
                                            PRICES          INPUTS         INPUTS           VALUE
                                        --------------   ------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary               $  362,239,228   $ 52,071,794        $--       $  414,311,022
   Consumer Staples                        252,947,872     33,507,760         --          286,455,632
   Energy                                  123,178,627             --         --          123,178,627
   Financials                              237,402,584    126,088,632         --          363,491,216
   Health Care                             178,675,492             --         --          178,675,492
   Industrials                             311,549,634     31,270,299         --          342,819,933
   Information Technology                  650,408,528     85,078,724         --          735,487,252
   Materials                                 6,530,428             --         --            6,530,428
   Telecommunication Services               69,645,092             --         --           69,645,092
   Utilities                                23,615,184             --         --           23,615,184
Rights, Warrants and Certificates                   --        143,210         --              143,210
Convertible Corporate Bonds and Notes               --      2,453,306         --            2,453,306
Investment Companies                        13,952,484             --         --           13,952,484
                                        --------------   ------------        ---       --------------
Total Assets                            $2,230,145,153   $330,613,725        $--       $2,560,758,878
                                        ==============   ============        ===       ==============
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts     $           --   $    (11,880)       $--       $      (11,880)
                                        --------------   ------------        ---       --------------
Total Liabilities                       $           --   $    (11,880)       $--       $      (11,880)
                                        ==============   ============        ===       ==============

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF SEPTEMBER 30, 2009 ARE AS FOLLOWS:

                                    BUY/   CONTRACT AMOUNT   EXPIRATION                 UNREALIZED
COUNTERPARTY/CONTRACT DESCRIPTION   SELL        (000S)          DATE         VALUE     DEPRECIATION
---------------------------------   ----   ---------------   ----------   ----------   ------------
BROWN BROTHERS HARRIMAN:
British Pound Sterling (GBP)        Sell           633 GBP     10/2/09    $1,011,221      $ 2,189
Euro (EUR)                          Sell           300 EUR     10/1/09       439,048        1,035
Japanese Yen (JPY)                  Sell       164,935 JPY     10/2/09     1,837,410        8,021
                                                                                          -------
                                                                                           11,245
DEUTSCHE BANK CAPITAL CORP.
Euro (EUR)                          Sell           303 EUR     10/1/09       442,715          323
JP MORGAN CHASE
Japanese Yen (JPY)                  Sell       182,085 JPY     10/1/09     2,028,463          312
                                                                                          -------
Total unrealized depreciation                                                             $11,880
                                                                                          =======


                    6 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings        Value       Percent
-------------------   --------------   -------
United States         $  862,873,647     33.7%
Japan                    248,278,027      9.7
United Kingdom           234,846,506      9.2
France                   205,816,318      8.0
Germany                  202,421,397      7.9
Sweden                   172,166,939      6.7
Switzerland              168,164,068      6.6
Mexico                    72,728,866      2.8
India                     67,119,719      2.6
Taiwan                    52,852,882      2.1
The Netherlands           52,358,086      2.0
Brazil                    50,766,704      2.0
Italy                     37,653,988      1.5
Spain                     31,471,969      1.2
Cayman Islands            26,010,162      1.0
Finland                   23,615,184      0.9
Canada                    19,444,825      0.8
Norway                    15,542,917      0.6
Turkey                    14,408,581      0.6
Australia                  2,218,093      0.1
                      --------------    -----
Total                 $2,560,758,878    100.0%
                      ==============    =====

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.


                    7 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment


                    8 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $2,307,852,967
Federal tax cost of other investments              888
                                        --------------
Total federal tax cost                  $2,307,853,855
                                        ==============
Gross unrealized appreciation           $  474,793,134
Gross unrealized depreciation             (222,467,663)
                                        --------------
Net unrealized appreciation             $  252,325,471
                                        ==============


                    9 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                             PRINCIPAL
                                                               AMOUNT          VALUE
                                                            ------------   -------------
MORTGAGE-BACKED OBLIGATIONS--0.0%
Federal Home Loan Mortgage Corp., Interest-Only Stripped
   Mtg.-Backed Security:
Series 2527, Cl. SG, 35.892%, 2/15/32(1)                    $    169,250   $       9,122
Series 2531, Cl. ST, 49.039%, 2/15/30(1)                         214,673          12,539
Federal National Mortgage Assn., Interest-Only Stripped
   Mtg.-Backed Security, Trust 364, Cl. 16, 0.00%,
   9/1/35(1, 13)                                                 107,947          14,992
                                                                           -------------
Total Mortgage-Backed Obligations (Cost $51,490)                                  36,653
                                                                           -------------
CORPORATE BONDS AND NOTES--89.7%
CONSUMER DISCRETIONARY--21.2%
AUTO COMPONENTS--1.0%
Allison Transmission, Inc., 11% Sr. Nts., 11/1/15(2)           1,160,000       1,142,600
Goodyear Tire & Rubber Co. (The), 9% Sr. Unsec. Nts.,
   7/1/15                                                        255,000         265,838
                                                                           -------------
                                                                               1,408,438
                                                                           -------------
AUTOMOBILES--2.6%
Case New Holland, Inc., 7.125% Sr. Unsec. Nts., 3/1/14           880,000         866,800
Ford Motor Co., 7.45% Bonds, 7/16/31                           1,290,000       1,051,350
Ford Motor Credit Co. LLC:
7.50% Sr. Unsec. Unsub. Nts., 8/1/12                             580,000         557,335
8% Unsec. Nts., 6/1/14                                         1,195,000       1,149,916
                                                                           -------------
                                                                               3,625,401
                                                                           -------------
DIVERSIFIED CONSUMER SERVICES--0.5%
Service Corp. International:
6.75% Sr. Unsec. Nts., 4/1/15                                    285,000         280,725
7% Sr. Unsec. Unsub. Nts., 6/15/17(3)                            340,000         333,200
                                                                           -------------
                                                                                 613,925
                                                                           -------------
HOTELS, RESTAURANTS & LEISURE--6.2%
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13(3)                      410,000         338,250
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13(2, 4)       1,155,000         285,863
Harrah's Operating Co., Inc., 10% Sr. Sec. Nts.,
   12/15/18(2)                                                 1,393,000       1,114,400
Harrah's Operating Escrow LLC/Harrah's Escrow Group,
   11.25% Sr. Sec. Nts., 6/1/17(2)                               380,000         392,350
Isle of Capri Casinos, Inc., 7% Sr. Unsec. Sub. Nts.,
   3/1/14                                                        685,000         613,075
Las Vegas Sands Corp., 6.375% Sr. Unsec. Nts., 2/15/15           110,000          99,000
Mashantucket Pequot Tribe, 8.50% Bonds, Series A,
   11/15/15(2)                                                 1,745,000         641,288
MGM Mirage, Inc.:
6.75% Sr. Unsec. Nts., 4/1/13                                    375,000         315,469
8.50% Sr. Unsec. Nts., 9/15/10                                   200,000         199,500
Mohegan Tribal Gaming Authority, 6.125% Sr. Unsec. Sub.
   Nts., 2/15/13                                                 390,000         324,675
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts.,
   3/15/10                                                       685,000         688,425
Peninsula Gaming LLC:
8.375% Sr. Sec. Nts., 8/15/15(2)                                 110,000         110,550
10.75% Sr. Unsec. Nts., 8/15/17(2)                               280,000         282,800
Pinnacle Entertainment, Inc.:
8.25% Sr. Unsec. Sub. Nts., 3/15/12                              391,000         392,955
8.625% Sr. Nts., 8/1/17(2)                                       110,000         111,100
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14(2)           425,000         444,125


                       1 | Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                              PRINCIPAL
                                                               AMOUNT          VALUE
                                                            ------------   -------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Station Casinos, Inc., 6.50% Sr. Unsec. Sub. Nts.,
   2/1/14(4)                                                $  2,595,000   $     103,800
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16             650,000         598,000
Wendy's/Arby's Group, Inc., 10% Sr. Unsec. Nts.,
   7/15/16(2)                                                    750,000         800,625
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%
   Nts., 12/1/14                                                 805,000         780,850
                                                                           -------------
                                                                               8,637,100
                                                                           -------------
HOUSEHOLD DURABLES--1.4%
Jarden Corp., 7.50% Sr. Unsec. Sub. Nts., 5/1/17                 805,000         786,888
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                              285,000         220,875
8.875% Sr. Sub. Nts., 4/1/12                                     805,000         680,225
Lennar Corp., 12.25% Sr. Unsec. Nts., 6/1/17                     210,000         257,250
                                                                           -------------
                                                                               1,945,238
                                                                           -------------
MEDIA--8.4%
Allbritton Communications Co., 7.75% Sr. Unsec. Sub.
   Nts., 12/15/12                                                565,000         533,925
AMC Entertainment, Inc., 8% Sr. Unsec. Sub. Nts., 3/1/14         708,000         686,760
American Media Operations, Inc.:
9% Sr. Unsec. Nts., 5/1/13(2)                                      1,774           1,118
12.02% Sr. Sub. Nts., 11/1/13(2)                               1,054,077         664,069
Belo Corp.:
6.75% Sr. Unsec. Unsub. Nts., 5/30/13                             55,000          51,906
7.75% Sr. Unsec. Unsub. Debs., 6/1/27                            550,000         435,188
CCH I LLC/CCH I Capital Corp., 11% Sr. Sec. Nts.,
   10/1/15(4)                                                  1,455,000         276,450
Charter Communications Holdings II LLC/Charter
   Communications Holdings II Capital Corp., 10.25% Sr.
   Unsec. Nts., 9/15/10(4, 5)                                    605,000         683,650
Charter Communications Operating LLC/Charter
   Communications Operating Capital Corp.:
8.375% Sr. Nts., Second Lien, 4/30/14(2)                         125,000         128,125
12.875% Sr. Sec. Nts., 9/15/14(2, 6)                             120,000         130,500
Cinemark USA, Inc., 8.625% Sr. Nts., 6/15/19(2)                  280,000         290,850
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13             1,715,000       1,560,650
Marquee Holdings, Inc., 9.505% Sr. Nts., 8/15/14(6)              310,000         258,075
Mediacom LLC/Mediacom Capital Corp., 9.125% Sr. Nts.,
   8/15/19(2)                                                    650,000         671,125
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14(3, 4)                             1,460,000           3,796
6.875% Sr. Unsec. Sub. Nts., 10/1/13(3, 4)                     2,510,000           6,526
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                          675,000         696,938
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts.,
   3/15/12                                                     1,485,000       1,317,938
TL Acquisitions, Inc., 10.50% Sr. Nts., 1/15/15(2)               710,000         674,500
Valassis Communications, Inc., 8.25% Sr. Unsec. Unsub.
   Nts., 3/1/15                                                  840,000         757,050
Virgin Media Finance plc:
8.75% Sr. Unsec. Nts., 4/15/14                                   220,000         225,500
9.50% Sr. Bonds, 8/15/16                                         430,000         454,725
Warner Music Group Corp., 7.375% Sr. Sub. Bonds, 4/15/14         950,000         914,375


                       2 | Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                              PRINCIPAL
                                                               AMOUNT          VALUE
                                                            ------------   -------------
MEDIA CONTINUED
WMG Acquisition Corp., 9.50% Sr. Sec. Nts., 6/15/16(2)      $    305,000   $     323,300
                                                                           -------------
                                                                              11,747,039
                                                                           -------------
SPECIALTY RETAIL--0.4%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13(3)        575,000         577,875
                                                                           -------------
TEXTILES, APPAREL & LUXURY GOODS--0.7%
Levi Strauss & Co., 9.75% Sr. Unsec. Unsub. Nts., 1/15/15        895,000         935,275
                                                                           -------------
CONSUMER STAPLES--6.8%
BEVERAGES--0.7%
Cott Beverages USA, Inc., 8% Unsec. Sub. Nts., 12/15/11          940,000         938,825
                                                                           -------------
FOOD & STAPLES RETAILING--1.7%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                 1,160,000       1,046,900
Real Time Data Co., 11% Nts., 5/31/09(3, 4, 5, 7)                476,601              --
Rite Aid Corp.:
7.50% Sr. Sec. Nts., 3/1/17                                    1,120,000         991,200
9.50% Sr. Unsec. Unsub. Nts., 6/15/17                            405,000         330,075
                                                                           -------------
                                                                               2,368,175
                                                                           -------------
FOOD PRODUCTS--4.1%
Chiquita Brands International, Inc.:
7.50% Sr. Unsec. Nts., 11/1/14                                   730,000         730,000
8.875% Sr. Unsec. Unsub. Nts., 12/1/15                           560,000         579,600
Dean Foods Co., 7% Sr. Unsec. Unsub. Nts., 6/1/16              1,195,000       1,144,213
Del Monte Corp., 7.50% Sr. Sub. Nts., 10/15/19(2, 8)              55,000          55,825
Dole Food Co., Inc.:
8% Sr. Sec. Nts., 10/1/16(2)                                     215,000         216,881
8.875% Sr. Unsec. Nts., 3/15/11                                  641,000         645,006
JBS USA LLC/JBS USA Finance, Inc., 11.625% Sr. Nts.,
   5/1/14(2)                                                     590,000         637,200
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
   10.625% Sr. Sub. Nts., 4/1/17                               1,260,000       1,293,075
Smithfield Foods, Inc., 7% Sr. Nts., 8/1/11                      360,000         347,400
                                                                           -------------
                                                                               5,649,200
                                                                           -------------
PERSONAL PRODUCTS--0.3%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts.,
   1/15/14                                                       490,000         467,950
                                                                           -------------
ENERGY--13.6%
ENERGY EQUIPMENT & SERVICES--1.3%
Helix Energy Solutions Group, Inc., 9.50% Sr. Unsec.
   Nts., 1/15/16(2)                                              830,000         834,150
Key Energy Services, Inc., 8.375% Sr. Unsec. Nts.,
   12/1/14                                                       670,000         639,850
Pride International, Inc., 8.50% Sr. Nts., 6/15/19               325,000         359,125
                                                                           -------------
                                                                               1,833,125
                                                                           -------------
OIL, GAS & CONSUMABLE FUELS--12.3%
Arch Coal, Inc., 8.75% Sr. Nts., 8/1/16(2)                       650,000         672,750
Atlas Energy Resources LLC, 10.75% Sr. Nts., 2/1/18(2)         1,120,000       1,167,600
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts.,
   12/15/15                                                      555,000         449,550
Berry Petroleum Co.:
8.25% Sr. Sub. Nts., 11/1/16                                     470,000         453,550
10.25% Sr. Unsec. Nts., 6/1/14                                   620,000         664,950
Bill Barrett Corp., 9.875% Sr. Nts., 7/15/16                     585,000         618,638
Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts., 1/15/16       1,065,000       1,014,413


                       3 | Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                              PRINCIPAL
                                                               AMOUNT          VALUE
                                                            ------------   -------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Cimarex Energy Co., 7.125% Sr. Nts., 5/1/17                 $    300,000   $     280,500
Concho Resources, Inc., 8.625% Sr. Unsec. Nts., 10/1/17          160,000         164,800
Continental Resources, Inc., 8.25% Sr. Unsec. Nts.,
   10/1/19(2)                                                    130,000         134,225
Denbury Resources, Inc., 7.50% Sr. Sub. Nts., 12/15/15           945,000         942,638
Enterprise Products Operating LLP, 8.375% Jr. Sub. Nts.,
   8/1/66(6)                                                   1,400,000       1,310,651
Forest Oil Corp.:
7.25% Sr. Unsec. Nts., 6/15/19(2)                                440,000         413,600
8.50% Sr. Nts., 2/15/14(2)                                       785,000         794,813
Mariner Energy, Inc., 11.75% Sr. Unsec. Nts., 6/30/16            625,000         676,563
Massey Energy Co., 6.875% Sr. Unsec. Nts., 12/15/13            1,265,000       1,227,050
Newfield Exploration Co., 6.625% Sr. Unsec. Unsub. Nts.,
   4/15/16                                                       600,000         591,000
North American Energy Alliance LLC, 10.875% Sr. Sec.
   Nts., 6/1/16(2)                                               380,000         393,300
Petrohawk Energy Corp., 10.50% Sr. Nts., 8/1/14(2)               520,000         561,600
Pioneer Natural Resources Co.:
6.65% Sr. Unsec. Nts., 3/15/17                                   105,000         100,469
6.875% Sr. Unsec. Unsub. Nts., 5/1/18                            150,000         143,933
Plains Exploration & Production Co., 10% Sr. Unsec.
   Nts., 3/1/16                                                  930,000       1,006,725
Quicksilver Resources, Inc.:
7.125% Sr. Sub. Nts., 4/1/16                                     535,000         466,788
8.25% Sr. Unsec. Nts., 8/1/15                                    335,000         328,300
11.75% Sr. Nts., 1/1/16                                          615,000         681,113
SandRidge Energy, Inc., 9.875% Sr. Unsec. Nts.,
   5/15/16(2)                                                    660,000         691,350
Southwestern Energy Co., 7.50% Sr. Nts., 2/1/18(2)               485,000         492,275
Western Refining, Inc., 11.25% Sr. Sec. Nts., 6/15/17(2)         740,000         703,000
                                                                           -------------
                                                                              17,146,144
                                                                           -------------
FINANCIALS--1.5%
CONSUMER FINANCE--0.8%
SLM Corp., 4.50% Nts., Series A, 7/26/10                       1,165,000       1,132,303
                                                                           -------------
DIVERSIFIED FINANCIAL SERVICES--0.4%
GMAC LLC, 8% Sr. Unsec. Unsub. Nts., 11/1/31(2)                  745,000         607,175
                                                                           -------------
INSURANCE--0.3%
Multiplan, Inc., 10.375% Sr. Sub. Nts., 4/15/16(3)               400,000         388,000
                                                                           -------------
HEALTH CARE--7.8%
HEALTH CARE EQUIPMENT & SUPPLIES--1.4%
Biomet, Inc., 10.375% Sr. Unsec. Nts., 10/15/17(7)             1,210,000       1,291,675
Inverness Medical Innovations, Inc., 7.875% Sr. Nts.,
   2/1/16(2)                                                     385,000         373,450
Universal Hospital Services, Inc., 8.50% Sr. Sec. Nts.,
   6/1/15(7)                                                     350,000         344,750
                                                                           -------------
                                                                               2,009,875
                                                                           -------------
HEALTH CARE PROVIDERS & SERVICES--5.9%
Apria Healthcare Group, Inc.:
11.25% Sr. Sec. Nts., 11/1/14(2)                                 635,000         685,800
12.375% Sr. Sec. Nts., 11/1/14(2)                                335,000         359,288
Catalent Pharma Solutions, Inc., 9.50% Sr. Unsec. Nts.,
   4/15/15(7)                                                    410,000         358,750


                       4 | Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                              PRINCIPAL
                                                               AMOUNT          VALUE
                                                            ------------   -------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Community Health Systems, Inc., 8.875% Sr. Unsec. Nts.,
   7/15/15                                                  $  1,005,000   $   1,032,638
HCA, Inc.:
6.375% Nts., 1/15/15                                             925,000         827,875
8.50% Sr. Sec. Nts., 4/15/19(2)                                  195,000         204,750
HEALTHSOUTH Corp., 10.75% Sr. Unsec. Nts., 6/15/16             1,175,000       1,280,750
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15      1,520,000       1,430,700
Tenet Healthcare Corp., 7.375% Nts., 2/1/13                      365,000         363,175
US Oncology Holdings, Inc., 5.592% Sr. Unsec. Nts.,
   3/15/12(3, 6, 7)                                              601,000         525,875
US Oncology, Inc., 9.125% Sr. Sec. Nts., 8/15/17(2)              320,000         338,400
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Nts.,
   10/1/15(9)                                                    765,000         799,425
                                                                           -------------
                                                                               8,207,426
                                                                           -------------
PHARMACEUTICALS--0.5%
DJO Finance LLC/DJO Finance Corp., 10.875% Sr. Unsec.
   Nts., 11/15/14                                                715,000         734,663
                                                                           -------------
INDUSTRIALS--10.2%
AEROSPACE & DEFENSE--2.0%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16           795,000         771,150
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18              1,080,000       1,109,700
TransDigm, Inc., 7.75% Nts, 7/15/14(2, 8)                        250,000         242,813
Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11           700,000         696,500
                                                                           -------------
                                                                               2,820,163
                                                                           -------------
AIRLINES--1.6%
American Airlines Pass Through Trust 2001-2, 7.858%
   Pass-Through Certificates, Series 2001-2, Cl. A-2,
   10/1/11(3)                                                    755,000         754,056
American Airlines Pass Through Trust 2009-1A, 10.375%
   Pass-Through Certificates, Series 2009-1A, 7/2/19(3)          225,000         243,844
American Airlines, Inc., 10.50% Sr. Sec. Nts.,
   10/15/12(3, 8)                                                405,000         414,113
Delta Air Lines, Inc.:
9.50% Sr. Sec. Nts., 9/15/14                                     160,000         159,800
12.25% Sr. Sec. Nts., 3/15/15(2)                                 710,000         665,625
                                                                           -------------
                                                                               2,237,438
                                                                           -------------
BUILDING PRODUCTS--0.2%
USG Corp., 9.75% Sr. Unsec. Nts., 8/1/14(2)                      335,000         351,750
                                                                           -------------
COMMERCIAL SERVICES & SUPPLIES--2.3%
Acco Brands Corp., 10.625% Sr. Sec. Nts., 3/15/15(2)             160,000         168,000
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B,
   11/15/05(3, 4, 5)                                             200,000              --
Aramark Services, Inc., 8.50% Sr. Unsec. Nts., 2/1/15            320,000         324,400
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17             535,000         555,063
Iron Mountain, Inc.:
7.75% Sr. Sub. Nts., 1/15/15                                     405,000         410,063
8.375% Sr. Sub. Bonds, 8/15/21                                   335,000         346,725
West Corp., 9.50% Sr. Unsec. Nts., 10/15/14                    1,360,000       1,339,600
                                                                           -------------
                                                                               3,143,851
                                                                           -------------


                       5 | Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                              PRINCIPAL
                                                               AMOUNT          VALUE
                                                            ------------   -------------
MACHINERY--1.2%
Manitowoc Co., Inc. (The), 7.125% Sr. Nts., 11/1/13         $    785,000   $     682,950
Terex Corp., 8% Sr. Unsec. Sub. Nts., 11/15/17                 1,015,000         936,338
                                                                           -------------
                                                                               1,619,288
                                                                           -------------
PROFESSIONAL SERVICES--0.5%
Altegrity, Inc., 10.50% Sr. Unsec. Sub. Nts., 11/1/15(2)         755,000         641,750
                                                                           -------------
ROAD & RAIL--1.8%
Avis Budget Car Rental LLC, 7.625% Sr. Unsec. Unsub.
   Nts., 5/15/14                                               1,285,000       1,162,925
Hertz Corp., 10.50% Sr. Unsec. Sub. Nts., 1/1/16                 910,000         950,950
RailAmerica, Inc., 9.25% Sr. Sec. Nts., 7/1/17(2)                335,000         352,588
                                                                           -------------
                                                                               2,466,463
                                                                           -------------
TRADING COMPANIES & DISTRIBUTORS--0.6%
RSC Equipment Rental, Inc., 10% Sr. Sec. Nts., 7/15/17(2)        185,000         199,800
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                  790,000         691,250
                                                                           -------------
                                                                                 891,050
                                                                           -------------
INFORMATION TECHNOLOGY--5.8%
COMPUTERS & PERIPHERALS--1.0%
Seagate Technology International, 10% Sr. Sec. Nts.,
   5/1/14(2)                                                   1,205,000       1,322,488
                                                                           -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.8%
Flextronics International Ltd., 6.50% Sr. Unsec. Sub.
   Nts., 5/15/13                                                 832,000         815,360
RBS Global, Inc., /Rexnord Corp., 11.75% Sr. Unsec. Sub.
   Nts., 8/1/16                                                  750,000         682,500
Sanmina-SCI Corp., 8.125% Sr. Sub. Nts., 3/1/16                1,140,000       1,071,600
                                                                           -------------
                                                                               2,569,460
                                                                           -------------
IT SERVICES--2.5%
Affiliated Computer Services, Inc., 5.20% Sr. Unsec.
   Nts., 6/1/15                                                  630,000         622,125
First Data Corp., 9.875% Sr. Unsec. Nts., 9/24/15              1,245,000       1,156,294
Sabre Holdings Corp., 7.35% Sr. Unsec. Unsub. Nts.,
   8/1/11                                                        160,000         160,400
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13                                1,260,000       1,278,900
10.25% Sr. Unsec. Sub. Nts., 8/15/15                             300,000         307,500
                                                                           -------------
                                                                               3,525,219
                                                                           -------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.5%
Amkor Technology, Inc., 9.25% Sr. Unsec. Nts., 6/1/16            625,000         646,875
                                                                           -------------
MATERIALS--9.6%
CHEMICALS--2.8%
Hexion US Finance Corp./Hexion Nova Scota Finance ULC,
   9.75% Sr. Sec. Nts., 11/15/14                                 445,000         384,925
Huntsman International LLC:
5.50% Sr. Unsec. Nts., 6/30/16(2)                                265,000         226,575
7.375% Sr. Unsub. Nts., 1/15/15                                  955,000         871,438
7.875% Sr. Unsec. Sub. Nts., 11/15/14                             95,000          89,063
Momentive Performance Materials, Inc., 11.50% Sr. Unsec.
   Sub. Nts., 12/1/16                                          2,390,000       1,589,350
Nalco Co., 8.875% Unsec. Sub. Nts., 11/15/13                     375,000         387,188
PolyOne Corp., 8.875% Sr. Unsec. Nts., 5/1/12                    295,000         299,425
                                                                           -------------
                                                                               3,847,964
                                                                           -------------


                       6 | Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                              PRINCIPAL
                                                               AMOUNT          VALUE
                                                            ------------   -------------
CONTAINERS & PACKAGING--3.0%
Berry Plastics Holding Corp., 8.875% Sr. Sec. Nts.,
   9/15/14                                                  $  1,085,000   $   1,038,888
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15                   440,000         449,900
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                                  360,000         365,400
9.875% Sr. Unsec. Sub. Nts., 10/15/14                            950,000         980,875
Graphic Packaging International, Inc.:
9.50% Sr. Nts., 6/15/17(2)                                       435,000         464,363
9.50% Sr. Unsec. Nts., 6/15/17(2)                                855,000         912,713
                                                                           -------------
                                                                               4,212,139
                                                                           -------------
METALS & MINING--2.7%
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts.,
   4/1/17                                                        910,000         969,362
Novelis, Inc.:
7.25% Sr. Unsec. Nts., 2/15/15(6)                                990,000         861,300
11.50% Sr. Unsec. Nts., 2/15/15(2)                               225,000         228,375
Steel Dynamics, Inc., 7.375% Sr. Unsec. Unsub. Nts.,
   11/1/12                                                       610,000         619,150
Teck Resources Ltd., 10.25% Sr. Sec. Nts., 5/15/16               915,000       1,038,525
                                                                           -------------
                                                                               3,716,712
                                                                           -------------
PAPER & FOREST PRODUCTS--1.1%
Georgia-Pacific LLC:
7.70% Debs., 6/15/15                                             315,000         319,725
8.25% Sr. Unsec. Nts., 5/1/16(2)                                 855,000         891,338
PE Paper Escrow GmbH, 12% Sr. Sec. Nts., 8/1/14(2)               325,000         351,644
                                                                           -------------
                                                                               1,562,707
                                                                           -------------
TELECOMMUNICATION SERVICES--7.9%
DIVERSIFIED TELECOMMUNICATION SERVICES--3.7%
Cincinnati Bell, Inc., 8.25% Sr. Nts., 10/15/17(8)               505,000         497,738
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13           1,390,000       1,369,150
Intelsat Subsidiary Holding Co. Ltd., 8.50% Sr. Unsec.
   Nts., 1/15/13(2)                                              605,000         615,588
PAETEC Holding Corp., 9.50% Sr. Unsec. Unsub. Nts.,
   7/15/15                                                       675,000         615,938
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12                  650,000         687,375
Windstream Corp.:
7.875% Sr. Nts., 11/1/17(3, 8)                                   160,000         159,400
8.125% Sr. Unsec. Unsub. Nts., 8/1/13                            670,000         691,775
8.625% Sr. Unsec. Unsub. Nts., 8/1/16                            570,000         585,675
Winstar Communications, Inc., 12.75% Sr. Nts.,
   4/15/10(3, 4, 5)                                            1,000,000              --
                                                                           -------------
                                                                               5,222,639
                                                                           -------------
WIRELESS TELECOMMUNICATION SERVICES--4.2%
American Tower Corp., 7.25% Sr. Unsec. Nts., 5/15/19(2)          870,000         898,275
Cricket Communications, Inc., 7.75% Sr. Sec. Nts.,
   5/15/16(2)                                                    735,000         749,700
Nextel Communications, Inc., 7.375% Sr. Nts., Series D,
   8/1/15                                                      1,520,000       1,371,800
SBA Telecommunications, Inc., 8% Sr. Nts., 8/15/16(2)            445,000         457,238
SBA Telecommunications, Inc., 8.25% Sr. Nts., 8/15/19(2)         220,000         227,700
Sprint Capital Corp., 8.75% Nts., 3/15/32                      2,215,000       2,104,250
Teligent, Inc., 11.50% Sr. Nts., 12/1/08(3, 4, 5)                400,000              --
                                                                           -------------
                                                                               5,808,963
                                                                           -------------


                       7 | Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                              PRINCIPAL
                                                               AMOUNT          VALUE
                                                            ------------   -------------
UTILITIES--5.3%
ELECTRIC UTILITIES--1.7%
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17          $  1,295,000   $   1,087,800
Energy Future Holdings Corp., 10.875% Sr. Unsec. Nts.,
   11/1/17                                                     1,295,000         984,200
Texas Competitive Electric Holdings Co. LLC, 10.25% Sr.
   Unsec. Nts., Series A, 11/1/15                                510,000         369,750
                                                                           -------------
                                                                               2,441,750
                                                                           -------------
ENERGY TRADERS--3.6%
AES Corp. (The), 8% Sr. Unsec. Unsub. Nts., 10/15/17             270,000         273,038
Dynegy Holdings, Inc., 8.375% Sr. Unsec. Nts., 5/1/16          1,480,000       1,391,200
Mirant North America LLC, 7.375% Sr. Unsec. Nts.,
   12/31/13                                                      500,000         500,000
NRG Energy, Inc.:
7.375% Sr. Nts., 1/15/17                                         435,000         421,950
7.375% Sr. Nts., 2/1/16                                          695,000         674,150
8.50% Sr. Unsec. Nts., 6/15/19                                   555,000         558,469
Reliant Energy, Inc., 7.625% Sr. Unsec. Unsub. Nts.,
   6/15/14                                                     1,170,000       1,153,894
                                                                           -------------
                                                                               4,972,701
                                                                           -------------
Total Corporate Bonds and Notes (Cost $126,217,651)                          124,994,522
                                                                           -------------

                                                               SHARES
                                                            ------------
PREFERRED STOCKS--0.0%
AmeriKing, Inc., 13% Cum. Sr. Exchangeable,
   Non-Vtg.(3, 5, 7)                                              13,764              --
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable,
   Series B, Non-Vtg.(3, 5)                                        8,000              --
ICG Holdings, Inc., 14.25% Exchangeable,
   Non-Vtg.(3, 5, 7)                                                 342              --
                                                                           -------------
Total Preferred Stocks (Cost $1,097,476)                                              --
                                                                           -------------
COMMON STOCKS--0.6%
American Media, Inc.(3, 5)                                         9,424              94
Charter Communications, Inc.(5)                                   33,081         791,938
Global Aero Logistics, Inc. (3, 5)                                 4,647           4,647
Orbcomm, Inc.(5)                                                   1,127           3,065
                                                                           -------------
Total Common Stocks (Cost $882,667)                                              799,744
                                                                           -------------

                                                                UNITS
                                                            ------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Global Aero Logistics, Inc. Wts., Strike Price $10, Exp.
   2/28/11(3, 5) (Cost $4,339)                                       570               6

                                                              PRINCIPAL
                                                               AMOUNT
                                                            ------------
LOAN PARTICIPATIONS--1.2%
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd
   Lien Term Loan, 12.50%, 7/20/15(6) (Cost $1,464,753)     $  1,625,000       1,633,125


                       8 | Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                               SHARES          VALUE
                                                            ------------   -------------
INVESTMENT COMPANIES--5.8%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency
   Shares, 0.00%(10, 11)                                          18,029   $      18,029
Oppenheimer Institutional Money Market Fund, Cl. E,
   0.27%(10, 12)                                               8,005,855       8,005,855
                                                                           -------------
Total Investment Companies (Cost $8,023,884)                                   8,023,884
                                                                           -------------
TOTAL INVESTMENTS, AT VALUE (COST $137,742,260)                     97.3%    135,487,934
OTHER ASSETS NET OF LIABILITIES                                      2.7       3,789,942
                                                            ------------   -------------
NET ASSETS                                                         100.0%  $ 139,277,876
                                                            ============   =============

Footnotes to Statement of Investments

(1.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $36,653 or 0.03% of the Fund's net assets as of September 30, 2009.

(2.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $28,515,043 or 20.47% of the Fund's net assets as of September 30, 2009.

(3.) Illiquid security. The aggregate value of illiquid securities as of September 30, 2009 was $3,749,682, which represents 2.69% of the Fund's net assets. See accompanying Notes.

(4.) Issue is in default. See accompanying Notes.

(5.) Non-income producing security.

(6.) Represents the current interest rate for a variable or increasing rate security.

(7.) Interest or dividend is paid-in-kind, when applicable.

(8.) When-issued security or delayed delivery to be delivered and settled after September 30, 2009. See accompanying Notes.

(9.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(10.) Rate shown is the 7-day yield as of September 30, 2009.

(11.) Interest rate is less than 0.0005%.

(12.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                           SHARES           GROSS         GROSS           SHARES
                                                     DECEMBER 31, 2008    ADDITIONS     REDUCTIONS   SEPTEMBER 30, 2009
                                                     -----------------   -----------   -----------   ------------------
Oppenheimer Institutional Money Market Fund, Cl. E       76,839,590      135,523,393   204,357,128        8,005,855

                                                        VALUE      INCOME
                                                     ----------   --------
Oppenheimer Institutional Money Market Fund, Cl. E   $8,005,855   $234,897

(13.) The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payments speeds and are therefore subject to change.


                       9 | Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of September 30, 2009 based on valuation input level:

                                                        LEVEL 2--         LEVEL 3--
                                      LEVEL 1--           OTHER          SIGNIFICANT
                                      UNADJUSTED       SIGNIFICANT      UNOBSERVABLE
                                    QUOTED PRICES   OBSERVABLE INPUTS       INPUTS         VALUE
                                    -------------   -----------------   ------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Mortgage-Backed Obligations           $       --       $     36,653       $     --     $     36,653
Corporate Bonds and Notes                     --        124,751,709        242,813      124,994,522
Preferred Stocks
   Consumer Discretionary                     --                 --             --               --
   Telecommunication Services                 --                 --             --               --
Common Stocks
   Consumer Discretionary                     --            792,032             --          792,032
   Industrials                                --                 --          4,647            4,647
   Information Technology                  3,065                 --             --            3,065
Rights, Warrants and Certificates             --                 --              6                6
Loan Participations                           --          1,633,125             --        1,633,125
Investment Companies                   8,023,884                 --             --        8,023,884
                                      ----------       ------------       --------     ------------
Total Investments, at Value            8,026,949        127,213,519        247,466      135,487,934
OTHER FINANCIAL INSTRUMENTS:
Depreciated swaps, at value                   --            438,617             --          438,617
                                      ----------       ------------       --------     ------------
Total Assets                          $8,026,949       $127,652,136       $247,466     $135,926,551
                                      ----------       ------------       --------     ------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

CREDIT DEFAULT SWAP CONTRACTS AS OF SEPTEMBER 30, 2009 ARE AS FOLLOWS:

                                                                           PAY/                   UPFRONT
                                                  BUY/SELL    NOTIONAL   RECEIVE                  PAYMENT
REFERENCE ENTITY/                                  CREDIT      AMOUNT     FIXED    TERMINATION   RECEIVED/               UNREALIZED
SWAP COUNTERPARTY                                PROTECTION    (000S)      RATE        DATE        (PAID)      VALUE    DEPRECIATION
----------------------------------------------   ----------   --------   -------   -----------   ---------   --------   ------------
CDX NORTH AMERICA HIGH YIELD INDEX, SERIES 12:
Credit Suisse International                          Buy       $2,820       5%       6/20/14     $(337,225)  $187,979     $149,246
JPMorgan Chase Bank NA, NY Branch                    Buy        1,880       5        6/20/14      (225,731)   125,319      100,412
Morgan Stanley & Co. International Ltd.              Buy        1,880       5        6/20/14      (227,167)   125,319      101,848
                                                               ------                            ---------   --------     --------
   Total                                                        6,580                             (790,123)   438,617      351,506
                                                                                                 ---------   --------     --------


                      10 | Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

      Grand Total Buys                                                                            (790,123)   438,617      351,506
      Grand Total Sells                                                                                 --         --           --
                                                                                                 ---------   --------     --------
      Total Credit Default Swaps                                                                 $(790,123)  $438,617     $351,506
                                                                                                 =========   ========     ========

SWAP SUMMARY AS OF SEPTEMBER 30, 2009 IS AS FOLLOWS:

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

                                                                          NOTIONAL
                                                  SWAP TYPE FROM           AMOUNT
SWAP COUNTERPARTY                                FUND PERSPECTIVE          (000'S)     VALUE
-----------------                         -----------------------------   --------   ---------
Credit Suisse International               Credit Default Buy Protection    2,820     $187,979
JPMorgan Chase Bank NA, NY Branch         Credit Default Buy Protection    1,880      125,319
Morgan Stanley & Co. International Ltd.   Credit Default Buy Protection    1,880      125,319
                                                                                     --------
                                                                                     $438,617
                                                                                     ========

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.


                      11 | Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of September 30, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                         WHEN-ISSUED OR
                        DELAYED DELIVERY
                       BASIS TRANSACTIONS
                       ------------------
Purchased securities       $1,360,139

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.


                      12 | Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of September 30, 2009 is as follows:

Cost                                $9,034,081
Market Value                        $1,360,085
Market Value as a % of Net Assets         0.98%

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annuual semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value


                      13 | Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

     of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of September 30, 2009, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $438,617, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allow the Fund to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $438,617 as of September 30, 2009.

     CREDIT RELATED CONTINGENT FEATURES. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's ISDA master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.


                      14 | Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

As of September 30, 2009, the Fund had no outstanding futures contracts.

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. Any upfront payment paid or received as well as any unrealized appreciation (depreciation) on swap contracts are separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

     CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or


                      15 | Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

     principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security, or a basket of securities (the "reference asset").

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and, or, indexes that are either unavailable or considered to be less attractive in the bond market.

     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and, or, indexes.

     The Fund has also engaged in pairs trades by purchasing protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks. Pairs trades attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements.

     The Fund has engaged in spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curve trades attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

     The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.

     The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.


                      16 | Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

     As of September 30, 2009, the Fund had no such interest rate swap agreements outstanding.

     TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and, or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

     The Fund has entered into total return swaps to increase exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the Fund to pay, or receive payments, to, or from, the counterparty based on the movement of credit spreads of the related indexes.

     The Fund has entered into total return swaps to decrease exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the fund to pay, or receive payments, to, or from, the counterparty based on the movement of credit spreads of the related indexes.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     As of September 30, 2009, the Fund had no such total return swap agreements outstanding.

ILLIQUID SECURITIES

As of September 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $138,444,603
Federal tax cost of other investments        790,123
                                        ------------
Total federal tax cost                  $139,234,726
                                        ============
Gross unrealized appreciation           $  9,593,187
Gross unrealized depreciation            (12,901,362)
                                        ------------
Net unrealized depreciation             $ (3,308,175)
                                        ============


                      17 | Oppenheimer High Income Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                          Shares          Value
                                                        ----------   --------------
COMMON STOCKS--95.7%
CONSUMER DISCRETIONARY--10.3%
DIVERSIFIED CONSUMER SERVICES--0.5%
H&R Block, Inc.                                            441,094   $    8,107,308
HOTELS, RESTAURANTS & LEISURE--1.7%
                                                                     --------------
McDonald's Corp.                                           487,916       27,845,366
                                                                     --------------
MEDIA--4.0%
Grupo Televisa SA, Sponsored GDR                           440,923        8,196,759
McGraw-Hill Cos., Inc. (The)                               946,901       23,805,091
Time Warner Cable, Inc.                                    473,714       20,412,336
Washington Post Co. (The), Cl. B                            23,686       11,086,943
                                                                     --------------
                                                                         63,501,129
                                                                     --------------
SPECIALTY RETAIL--4.1%
Advance Auto Parts, Inc.                                   329,961       12,960,868
Best Buy Co., Inc.                                         437,671       16,421,416
GameStop Corp., Cl. A(1)                                   655,200       17,343,144
Lowe's Cos., Inc.                                          944,936       19,786,960
                                                                     --------------
                                                                         66,512,388
                                                                     --------------
CONSUMER STAPLES--10.6%
FOOD & STAPLES RETAILING--1.3%
Wal-Mart Stores, Inc.                                      427,166       20,969,579
                                                                     --------------
FOOD PRODUCTS--3.5%
General Mills, Inc.                                        615,525       39,627,500
Unilever NV, NY Shares                                     569,200       16,427,112
                                                                     --------------
                                                                         56,054,612
                                                                     --------------
HOUSEHOLD PRODUCTS--1.4%
Colgate-Palmolive Co.                                      291,664       22,248,130
                                                                     --------------
PERSONAL PRODUCTS--0.3%
Mead Johnson Nutrition Co., Cl. A                          122,912        5,544,560
                                                                     --------------
TOBACCO--4.1%
Philip Morris International, Inc.                        1,341,599       65,389,535
                                                                     --------------
ENERGY--11.3%
ENERGY EQUIPMENT & SERVICES--1.3%
Schlumberger Ltd.                                          356,100       21,223,560
                                                                     --------------
OIL, GAS & CONSUMABLE FUELS--10.0%
Chevron Corp.                                              468,329       32,984,411
Enterprise Products Partners LP                            537,370       15,218,318
Exxon Mobil Corp.                                          826,085       56,677,692
Murphy Oil Corp.                                           216,886       12,486,127
Occidental Petroleum Corp.                                 418,000       32,771,200
Plains All American Pipeline LP                            234,511       10,855,514
                                                                     --------------
                                                                        160,993,262
                                                                     --------------
FINANCIALS--13.8%
CAPITAL MARKETS--2.2%
Janus Capital Group, Inc.                                   79,700        1,130,146
State Street Corp.                                         639,691       33,647,747
Teton Advisors, Inc.(1)                                         49              172
                                                                     --------------
                                                                         34,778,065
                                                                     --------------


                       1 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                          Shares          Value
                                                        ----------   --------------
COMMERCIAL BANKS--1.1%
Regions Financial Corp.                                  1,177,078   $    7,309,654
U.S. Bancorp                                               478,786       10,466,262
                                                                     --------------
                                                                         17,775,916
                                                                     --------------
CONSUMER FINANCE--1.8%
American Express Co.                                       629,370       21,335,643
Discover Financial Services                                519,323        8,428,612
                                                                     --------------
                                                                         29,764,255
                                                                     --------------
DIVERSIFIED FINANCIAL SERVICES--4.9%
Bank of America Corp.                                    1,579,096       26,718,304
Citigroup, Inc.                                          3,038,000       14,703,920
JPMorgan Chase & Co.                                       651,490       28,548,292
Leucadia National Corp.(1)                                 349,729        8,645,301
                                                                     --------------
                                                                         78,615,817
                                                                     --------------
INSURANCE--3.8%
Chubb Corp.                                                531,608       26,798,359
Lincoln National Corp.                                     671,402       17,396,026
Travelers Cos., Inc. (The)                                 357,518       17,600,611
                                                                     --------------
                                                                         61,794,996
                                                                     --------------
HEALTH CARE--13.3%
BIOTECHNOLOGY--4.1%
Amgen, Inc.(1)                                             453,522       27,315,630
Celgene Corp.(1)                                           535,252       29,920,587
Cephalon, Inc.(1)                                          149,286        8,694,417
                                                                     --------------
                                                                         65,930,634
                                                                     --------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.0%
St. Jude Medical, Inc.(1)                                  416,300       16,239,863
                                                                     --------------
HEALTH CARE PROVIDERS & SERVICES--3.3%
Laboratory Corp. of America Holdings(1)                    210,049       13,800,219
Medco Health Solutions, Inc.(1)                            479,158       26,502,229
WellPoint, Inc.(1)                                         280,100       13,265,536
                                                                     --------------
                                                                         53,567,984
                                                                     --------------
PHARMACEUTICALS--4.9%
Abbott Laboratories                                        605,680       29,962,990
Merck & Co., Inc.                                        1,556,698       49,238,358
                                                                     --------------
                                                                         79,201,348
                                                                     --------------
INDUSTRIALS--11.2%
AEROSPACE & DEFENSE--2.1%
Precision Castparts Corp.                                  191,800       19,538,666
United Technologies Corp.                                  228,788       13,940,053
                                                                     --------------
                                                                         33,478,719
                                                                     --------------
AIR FREIGHT & LOGISTICS--1.0%
United Parcel Service, Inc., Cl. B                         288,400       16,285,948
                                                                     --------------
COMMERCIAL SERVICES & SUPPLIES--1.9%
Republic Services, Inc.                                  1,152,864       30,631,596
                                                                     --------------
CONSTRUCTION & ENGINEERING--1.1%
KBR, Inc.                                                  749,954       17,466,429
                                                                     --------------


                       2 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                          Shares          Value
                                                        ----------   --------------
INDUSTRIAL CONGLOMERATES--4.1%
General Electric Co.                                     1,808,500   $   29,695,570
Tyco International Ltd.                                  1,059,550       36,533,284
                                                                     --------------
                                                                         66,228,854
                                                                     --------------
ROAD & RAIL--1.0%
Union Pacific Corp.                                        278,281       16,237,696
                                                                     --------------
INFORMATION TECHNOLOGY--16.7%
COMMUNICATIONS EQUIPMENT--1.2%
QUALCOMM, Inc.                                             439,131       19,752,112
                                                                     --------------
COMPUTERS & PERIPHERALS--2.9%
Apple, Inc.(1)                                             250,282       46,394,774
                                                                     --------------
INTERNET SOFTWARE & SERVICES--3.1%
eBay, Inc.(1)                                            1,034,005       24,412,858
Google, Inc., Cl. A(1)                                      52,370       25,967,665
                                                                     --------------
                                                                         50,380,523
                                                                     --------------
IT SERVICES--3.5%
Accenture plc, Cl. A                                       213,200        7,945,964
Fiserv, Inc.(1)                                             22,860        1,101,852
Hewitt Associates, Inc.(1)                                 296,703       10,808,890
MasterCard, Inc., Cl. A                                    109,600       22,155,640
Western Union Co.                                          728,989       13,792,472
                                                                     --------------
                                                                         55,804,818
                                                                     --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.4%
Texas Instruments, Inc.                                    586,500       13,894,185
Xilinx, Inc.                                               345,429        8,089,947
                                                                     --------------
                                                                         21,984,132
                                                                     --------------
SOFTWARE--4.6%
Adobe Systems, Inc.(1)                                     410,776       13,572,039
Check Point Software Technologies Ltd.(1)                  496,980       14,089,383
Microsoft Corp.                                          1,799,157       46,580,175
                                                                     --------------
                                                                         74,241,597
                                                                     --------------
MATERIALS--3.3%
CHEMICALS--2.4%
CF Industries Holdings, Inc.                                16,724        1,442,111
Monsanto Co.                                               194,799       15,077,443
Praxair, Inc.                                              266,200       21,745,878
                                                                     --------------
                                                                         38,265,432
                                                                     --------------
CONTAINERS & PACKAGING--0.9%
Sealed Air Corp.                                           726,171       14,254,737
                                                                     --------------
TELECOMMUNICATION SERVICES--1.5%
WIRELESS TELECOMMUNICATION SERVICES--1.5%
America Movil SAB de CV, Series L, ADR                     569,196       24,947,861
                                                                     --------------
UTILITIES--3.7%
ENERGY TRADERS--2.3%
AES Corp. (The)(1)                                       2,531,900       37,522,758
                                                                     --------------
MULTI-UTILITIES--1.4%
Public Service Enterprise Group, Inc.                      721,287       22,677,261
                                                                     --------------


                       3 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                          Shares          Value
                                                        ----------   --------------
Total Common Stocks (Cost $1,328,892,324)                             1,542,613,554
                                                                     --------------
INVESTMENT COMPANIES--3.4%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency
   Shares, 0.00%(2, 3)                                     144,997   $      144,997
Oppenheimer Institutional Money Market Fund, Cl. E,
   0.27%(2, 4)                                          46,084,361       46,084,361
Standard & Poor's Depositary Receipts Trust, Series 1       76,000        8,022,560
                                                                     --------------
Total Investment Companies (Cost $54,386,168)                            54,251,918
                                                                     --------------
TOTAL INVESTMENTS, AT VALUE (COST $1,383,278,492)             99.1%   1,596,865,472
OTHER ASSETS NET OF LIABILITIES                                0.9       14,303,112
                                                        ----------   --------------
NET ASSETS                                                   100.0%  $1,611,168,584
                                                        ==========   ==============

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Rate shown is the 7-day yield as of September 30, 2009.

(3.) Interest rate is less than 0.0005%.

(4.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                           SHARES           GROSS         GROSS           SHARES
                                                     DECEMBER 31, 2008    ADDITIONS     REDUCTIONS   SEPTEMBER 30, 2009
                                                     -----------------   -----------   -----------   ------------------
OFI Liquid Assets Fund, LLC                              93,229,008      463,250,677   556,479,685               --
Oppenheimer Institutional Money Market Fund, Cl. E        7,043,996      335,977,504   296,937,139       46,084,361

                                                        VALUE       INCOME
                                                     -----------   --------
OFI Liquid Assets Fund, LLC                          $        --   $632,310(a)
Oppenheimer Institutional Money Market Fund, Cl. E    46,084,361     66,709
                                                     -----------   --------
                                                     $46,084,361   $699,019
                                                     ===========   ========

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of September 30, 2009 based on valuation input level:


                       4 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                    LEVEL 1--            LEVEL 2--           LEVEL 3--
                                UNADJUSTED QUOTED   OTHER SIGNIFICANT       SIGNIFICANT
                                      PRICES        OBSERVABLE INPUTS   UNOBSERVABLE INPUTS        VALUE
                                -----------------   -----------------   -------------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary         $  165,966,191           $ --                 $--           $  165,966,191
   Consumer Staples                  170,206,416             --                  --              170,206,416
   Energy                            182,216,822             --                  --              182,216,822
   Financials                        222,728,877            172                  --              222,729,049
   Health Care                       214,939,829             --                  --              214,939,829
   Industrials                       180,329,242             --                  --              180,329,242
   Information Technology            268,557,956             --                  --              268,557,956
   Materials                          52,520,169             --                  --               52,520,169
   Telecommunication Services         24,947,861             --                  --               24,947,861
   Utilities                          60,200,019             --                  --               60,200,019
Investment Companies                  54,251,918             --                  --               54,251,918
                                  --------------           ----                 ---           --------------
Total Assets                      $1,596,865,300           $172                 $--           $1,596,865,472
                                  --------------           ----                 ---           --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.


                       5 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered


                       6 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

As of September 30, 2009, the Fund held no outstanding forward contracts.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $1,424,137,803
                                 ==============
Gross unrealized appreciation    $  183,551,717
Gross unrealized depreciation       (10,824,048)
                                 --------------
Net unrealized appreciation      $  172,727,669
                                 ==============


                       7 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       SHARES           VALUE
                                                                    ------------   ----------------
COMMON STOCKS--97.9%
CONSUMER DISCRETIONARY--13.1%
AUTO COMPONENTS--0.2%
Spartan Motors, Inc.                                                      21,267   $        109,312
Standard Motor Products, Inc.                                              3,640             55,328
WABCO Holdings, Inc.                                                      71,315          1,497,615
                                                                                   ----------------
                                                                                          1,662,255
                                                                                   ----------------
DISTRIBUTORS--0.1%
Core-Mark Holding Co., Inc. (1)                                           25,577            731,502
                                                                                   ----------------
DIVERSIFIED CONSUMER SERVICES--0.9%
Capella Education Co. (1)                                                 69,320          4,668,009
Hillenbrand, Inc.                                                          7,420            151,145
Pre-Paid Legal Services, Inc.                                             15,431            783,895
Steiner Leisure Ltd. (1)                                                  30,646          1,095,901
                                                                                   ----------------
                                                                                          6,698,950
                                                                                   ----------------
HOTELS, RESTAURANTS & LEISURE--3.0%
AFC Enterprises, Inc. (1)                                                  6,002             50,537
Ambassadors Group, Inc.                                                   15,420            241,323
Ameristar Casinos, Inc.                                                  195,079          3,078,347
Bally Technologies, Inc. (1)                                             113,220          4,344,251
Burger King Holdings, Inc.                                               127,780          2,247,650
California Pizza Kitchen, Inc. (1)                                        25,390            396,592
CEC Entertainment, Inc. (1)                                               38,379            992,481
Cheesecake Factory, Inc. (The) (1)                                        10,300            190,756
Interval Leisure Group, Inc. (1)                                          23,825            297,336
Jack in the Box, Inc. (1)                                                261,937          5,367,089
P.F. Chang's China Bistro, Inc. (1)                                       41,820          1,420,625
Papa John's International, Inc. (1)                                       52,918          1,300,195
Speedway Motorsports, Inc.                                                28,999            417,296
Vail Resorts, Inc. (1)                                                    39,789          1,334,523
                                                                                   ----------------
                                                                                         21,679,001
                                                                                   ----------------
HOUSEHOLD DURABLES--0.5%
Blyth, Inc.                                                               29,657          1,148,616
National Presto Industries, Inc.                                          12,791          1,106,549
Tempur-Pedic International, Inc. (1)                                      67,213          1,273,014
                                                                                   ----------------
                                                                                          3,528,179
                                                                                   ----------------
INTERNET & CATALOG RETAIL--0.4%
HSN, Inc. (1)                                                             27,556            448,612
NutriSystem, Inc.                                                         56,188            857,429
Ticketmaster Entertainment, Inc. (1)                                     159,450          1,863,971
                                                                                   ----------------
                                                                                          3,170,012
                                                                                   ----------------
LEISURE EQUIPMENT & PRODUCTS--1.0%
Polaris Industries, Inc.                                                  48,100          1,961,518
Pool Corp.                                                               147,600          3,279,672
Smith & Wesson Holding Corp. (1)                                          31,850            166,576


                  1 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       SHARES           VALUE
                                                                    ------------   ----------------
LEISURE EQUIPMENT & PRODUCTS CONTINUED
Sturm, Ruger & Co., Inc.                                                 112,700   $      1,458,338
                                                                                   ----------------
                                                                                          6,866,104
                                                                                   ----------------
MEDIA--0.9%
Belo Corp., Cl. A                                                         91,550            495,286
CTC Media, Inc. (1)                                                       26,160            411,235
Gannett Co., Inc.                                                         24,400            305,244
Harte-Hanks, Inc.                                                         59,875            828,071
Mediacom Communications Corp. (1)                                         31,480            181,325
Meredith Corp.                                                            49,940          1,495,204
National CineMedia, Inc.                                                  20,455            347,121
Scholastic Corp.                                                          36,200            881,108
Sinclair Broadcast Group, Inc., Cl. A                                     78,369            280,561
Valassis Communications, Inc. (1)                                         15,260            272,849
Warner Music Group Corp. (1)                                              86,600            478,898
Wiley (John) & Sons, Inc., Cl. A                                           6,000            208,680
                                                                                   ----------------
                                                                                          6,185,582
                                                                                   ----------------
MULTILINE RETAIL--0.2%
Big Lots, Inc. (1)                                                        58,747          1,469,850
                                                                                   ----------------
SPECIALTY RETAIL--4.2%
Aeropostale, Inc. (1)                                                     38,300          1,664,901
Asbury Automotive Group, Inc. (1)                                         87,353          1,107,636
Barnes & Noble, Inc.                                                      72,214          1,604,589
Big 5 Sporting Goods Corp.                                                 9,175            138,543
Borders Group, Inc. (1)                                                   41,312            128,480
Cabela's, Inc. (1)                                                        82,593          1,101,791
Cato Corp., Cl. A                                                         77,219          1,566,774
Children's Place Retail Stores, Inc. (1)                                  96,930          2,904,023
Dress Barn, Inc. (The) (1)                                                93,084          1,668,996
DSW, Inc., Cl. A (1)                                                      86,800          1,386,196
Finish Line, Inc. (The), Cl. A                                            70,870            720,039
Guess?, Inc.                                                              29,900          1,107,496
Gymboree Corp. (1)                                                        38,148          1,845,600
Jos. A. Banks Clothiers, Inc. (1)                                         14,220            636,629
Kirkland's, Inc. (1)                                                      89,223          1,271,428
Men's Wearhouse, Inc. (The)                                               64,076          1,582,677
RadioShack Corp.                                                          90,680          1,502,568
Rent-A-Center, Inc. (1)                                                   68,880          1,300,454
Signet Jewelers Ltd. (1)                                                  22,410            590,055
Stage Stores, Inc.                                                       125,889          1,631,521
Tractor Supply Co. (1)                                                    97,740          4,732,571
                                                                                   ----------------
                                                                                         30,192,967
                                                                                   ----------------
TEXTILES, APPAREL & LUXURY GOODS--1.7%
Carter's, Inc. (1)                                                        44,790          1,195,893
Fossil, Inc. (1)                                                         115,667          3,290,726
Perry Ellis International, Inc. (1)                                       29,189            468,192


                  2 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       SHARES           VALUE
                                                                    ------------   ----------------
TEXTILES, APPAREL & LUXURY GOODS CONTINUED
Phillips/Van Heusen Corp.                                                102,990   $      4,406,942
Steven Madden Ltd. (1)                                                    23,347            859,403
Timberland Co., Cl. A (1)                                                 88,305          1,229,206
UniFirst Corp.                                                            14,924            663,372
                                                                                   ----------------
                                                                                         12,113,734
                                                                                   ----------------
CONSUMER STAPLES--3.2%

BEVERAGES--0.1%
Cott Corp. (1)                                                            91,000            668,850
                                                                                   ----------------
FOOD & STAPLES RETAILING--0.4%
Andersons, Inc. (The)                                                     27,621            972,259
Nash Finch Co.                                                             8,600            235,124
Pantry, Inc. (The) (1)                                                    70,860          1,111,085
Weis Markets, Inc.                                                        14,316            457,396
                                                                                   ----------------
                                                                                          2,775,864
                                                                                   ----------------
FOOD PRODUCTS--0.9%
American Italian Pasta Co. (1)                                            23,700            644,166
Cal-Maine Foods, Inc.                                                     18,570            497,119
Darling International, Inc. (1)                                          231,010          1,697,924
J&J Snack Foods Corp.                                                      5,650            244,024
Lancaster Colony Corp.                                                     6,240            319,925
TreeHouse Foods, Inc. (1)                                                 87,060          3,105,430
                                                                                   ----------------
                                                                                          6,508,588
                                                                                   ----------------
HOUSEHOLD PRODUCTS--0.2%
Central Garden & Pet Co., Cl. A (1)                                      119,854          1,310,004
                                                                                   ----------------
PERSONAL PRODUCTS--1.3%
American Oriental Bioengineering, Inc. (1)                               138,700            674,082
Bare Escentuals, Inc. (1)                                                 71,498            850,111
Chattem, Inc. (1)                                                         68,200          4,529,162
China Sky One Medical, Inc. (1)                                           27,470            362,329
Herbalife Ltd.                                                            44,390          1,453,329
Nu Skin Asia Pacific, Inc., Cl. A                                         58,108          1,076,741
Prestige Brands Holdings, Inc. (1)                                        98,920            696,397
                                                                                   ----------------
                                                                                          9,642,151
                                                                                   ----------------
TOBACCO--0.3%
Universal Corp.                                                           47,345          1,979,968
                                                                                   ----------------
ENERGY--4.3%

ENERGY EQUIPMENT & SERVICES--1.9%
Acergy SA, Sponsored ADR                                                 111,613          1,409,672
Basic Energy Services, Inc. (1)                                           42,820            363,542
Bolt Technology Corp. (1)                                                  2,200             27,654
Cal Dive International, Inc. (1)                                         103,600          1,024,604
Dawson Geophysical Co. (1)                                                16,122            441,420
Gulfmark Offshore, Inc. (1)                                               51,446          1,684,342
Key Energy Services, Inc. (1)                                            197,767          1,720,573
Matrix Service Co. (1)                                                    40,783            443,311


                  3 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       SHARES           VALUE
                                                                    ------------   ----------------
ENERGY EQUIPMENT & SERVICES CONTINUED
Oil States International, Inc. (1)                                        54,230   $      1,905,100
Seacor Holdings, Inc. (1)                                                 17,810          1,453,830
T-3 Energy Services, Inc. (1)                                             34,380            677,286
Tidewater, Inc.                                                           27,272          1,284,238
Willbros Group, Inc. (1)                                                 104,341          1,589,113
                                                                                   ----------------
                                                                                         14,024,685
                                                                                   ----------------
OIL, GAS & CONSUMABLE FUELS--2.4%
Alpha Natural Resources, Inc. (1)                                         26,100            916,110
CVR Energy, Inc. (1)                                                      89,524          1,113,679
Encore Acquisition Co. (1)                                                33,386          1,248,636
Holly Corp.                                                              176,341          4,517,856
Inergy LP                                                                 80,700          2,403,246
Knightsbridge Tankers Ltd.                                                21,540            280,882
MarkWest Energy Partners LP                                              172,318          4,071,874
McMoRan Exploration Co. (1)                                                3,570             26,954
Pengrowth Energy Trust                                                    29,630            311,411
Teekay Tankers Ltd., Cl. A                                                31,406            262,240
Western Refining, Inc. (1)                                                91,004            586,976
World Fuel Services Corp.                                                 27,900          1,341,153
                                                                                   ----------------
                                                                                         17,081,017
                                                                                   ----------------
FINANCIALS--19.6%

CAPITAL MARKETS--3.2%
BGC Partners, Inc., Cl. A                                                 44,500            190,460
Investment Technology Group, Inc. (1)                                     16,610            463,751
Janus Capital Group, Inc.                                                 68,000            964,240
Knight Capital Group, Inc., Cl. A (1)                                    226,786          4,932,596
LaBranche & Co., Inc. (1)                                                192,503            654,510
MF Global Ltd. (1)                                                       660,574          4,802,373
optionsXpress Holdings, Inc.                                             165,500          2,859,840
Penson Worldwide, Inc. (1)                                                94,272            918,209
Stifel Financial Corp. (1)                                                87,130          4,783,437
Teton Advisors, Inc. (1)                                                     131                459
Tradestation Group, Inc. (1)                                             104,498            851,659
W.P. Carey & Co. LLC                                                      20,800            588,848
Waddell & Reed Financial, Inc., Cl. A                                     34,220            973,559
                                                                                   ----------------
                                                                                         22,983,941
                                                                                   ----------------
COMMERCIAL BANKS--2.9%
Alliance Financial Corp.                                                   8,100            219,105
Banco Latinoamericano de Exportaciones SA, Cl. E                          63,500            902,970
Banco Macro SA, ADR                                                       29,565            713,995
Bancolombia SA, Sponsored ADR                                             22,100            948,753
Bank of Marin Bancorp                                                      7,900            247,507
CapitalSource, Inc.                                                      291,770          1,266,282
First Citizens BancShares, Inc., Cl. A                                     5,998            954,282
First of Long Island Corp. (The)(2)                                        9,000            239,310
Grupo Financiero Galicia SA (1)                                           65,100            306,621


                  4 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       SHARES           VALUE
                                                                    ------------   ----------------
COMMERCIAL BANKS CONTINUED
Hancock Holding Co.                                                       73,200   $      2,750,124
IBERIABANK Corp.                                                          56,000          2,551,360
International Bancshares Corp.                                            78,929          1,287,332
Oriental Financial Group, Inc.                                           101,820          1,293,114
Santander BanCorp (1)                                                      4,680             45,630
Sterling Bancshares, Inc.                                                298,000          2,178,380
TCF Financial Corp.                                                      186,300          2,429,352
Westamerica Bancorp                                                       44,600          2,319,200
                                                                                   ----------------
                                                                                         20,653,317
                                                                                   ----------------
CONSUMER FINANCE--1.0%
Advance America Cash Advance Centers, Inc.                                90,290            505,624
Cash America International, Inc.                                          54,957          1,657,503
EZCORP, Inc., Cl. A (1)                                                   84,280          1,151,265
First Cash Financial Services, Inc. (1)                                   56,952            975,588
Nelnet, Inc., Cl. A (1)                                                   64,936            807,804
Student Loan Corp. (The)                                                   4,194            194,602
World Acceptance Corp. (1)                                                64,628          1,629,272
                                                                                   ----------------
                                                                                          6,921,658
                                                                                   ----------------
DIVERSIFIED FINANCIAL SERVICES--1.0%
Fifth Street Finance Corp.                                                69,500            759,635
Life Partners Holdings, Inc.                                              40,477            724,538
MSCI, Inc., Cl. A (1)                                                    148,440          4,396,793
Portfolio Recovery Associates, Inc. (1)                                   33,254          1,507,404
                                                                                   ----------------
                                                                                          7,388,370
                                                                                   ----------------
INSURANCE--3.5%
Allied World Assurance Holdings Ltd.                                      20,941          1,003,702
American Equity Investment Life Holding Co.                              121,318            851,652
American Physicians Capital, Inc.                                         27,745            799,333
Amerisafe, Inc. (1)                                                       64,338          1,109,831
AmTrust Financial Services, Inc.                                          94,528          1,078,564
Argo Group International Holdings Ltd. (1)                                29,590            996,591
Aspen Insurance Holdings Ltd.                                             55,750          1,475,703
CNA Surety Corp. (1)                                                      42,396            686,815
Conseco, Inc. (1)                                                         48,000            252,480
Employers Holdings, Inc.                                                  32,000            495,360
Endurance Specialty Holdings Ltd.                                         35,790          1,305,261
Enstar Group Ltd. (1)                                                      5,500            342,485
First Mercury Financial Corp.                                             41,403            551,488
FPIC Insurance Group, Inc. (1)                                            19,580            656,909
Hallmark Financial Services, Inc. (1)                                      5,570             44,839
Hanover Insurance Group, Inc.                                             91,800          3,794,094
Harleysville Group, Inc.                                                   9,270            293,396
Horace Mann Educators Corp.                                               54,639            763,307
Infinity Property & Casualty Corp.                                        32,444          1,378,221
Meadowbrook Insurance Group, Inc.                                         66,935            495,319
National Interstate Corp.                                                  8,100            141,750
National Western Life Insurance Co., Cl. A                                   300             52,794


                  5 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       SHARES           VALUE
                                                                    ------------   ----------------
INSURANCE CONTINUED
Platinum Underwriters Holdings Ltd.                                       37,470   $      1,342,925
PMA Capital Corp., Cl. A (1)                                              11,220             63,842
ProAssurance Corp. (1)                                                    22,462          1,172,292
Safety Insurance Group, Inc.                                              34,309          1,129,452
StanCorp Financial Group, Inc.                                            41,952          1,693,602
Validus Holdings Ltd.                                                     47,704          1,230,763
                                                                                   ----------------
                                                                                         25,202,770
                                                                                   ----------------
REAL ESTATE INVESTMENT TRUSTS--7.3%
Agree Realty Corp.                                                        10,900            249,937
American Capital Agency Corp.                                             64,189          1,826,177
Chimera Investment Corp.                                                 765,400          2,923,828
Corporate Office Properties Trust                                         33,330          1,229,210
DiamondRock Hospitality Co. (1)                                           55,440            449,064
Digital Realty Trust, Inc.                                               105,910          4,841,146
EastGroup Properties, Inc.                                                34,470          1,317,443
Equity Lifestyle Properties, Inc.                                         26,850          1,148,912
Equity One, Inc.                                                           3,110             48,734
Essex Property Trust, Inc.                                                 9,040            719,403
Getty Realty Corp.                                                        55,518          1,362,412
Hatteras Financial Corp.                                                 117,490          3,522,350
Home Properties of New York, Inc.                                         34,428          1,483,503
Liberty Property Trust                                                     6,100            198,433
LTC Properties, Inc.                                                     124,380          2,990,095
Mack-Cali Realty Corp.                                                     5,900            190,747
Mid-America Apartment Communities, Inc.                                  125,149          5,647,974
National Health Investors, Inc.                                           28,251            894,144
National Retail Properties, Inc.                                          66,319          1,423,869
Nationwide Health Properties, Inc.                                         6,400            198,336
Omega Healthcare Investors, Inc.                                          45,540            729,551
PS Business Parks, Inc.                                                   24,890          1,277,355
Realty Income Corp.                                                       31,898            818,184
Senior Housing Properties Trust                                           54,330          1,038,246
Starwood Property Trust, Inc. (1)                                         93,900          1,901,475
Tanger Factory Outlet Centers, Inc.                                      145,700          5,440,438
Taubman Centers, Inc.                                                    158,980          5,735,998
Universal Health Realty Income Trust                                      13,732            446,977
Urstadt Biddle Properties, Inc., Cl. A                                    54,507            795,257
Walter Investment Management Corp.                                        81,900          1,312,038
Washington Real Estate Investment Trust                                   16,760            482,688
                                                                                   ----------------
                                                                                         52,643,924
                                                                                   ----------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
E-House China Holdings Ltd., ADS (1)                                      41,900            894,984
Forestar Group, Inc. (1)                                                  13,700            235,366
                                                                                   ----------------
                                                                                          1,130,350
                                                                                   ----------------
THRIFTS & MORTGAGE FINANCE--0.6%
First Defiance Financial Corp.                                            16,000            238,560
First Niagara Financial Group, Inc.                                      132,900          1,638,657
NASB Financial, Inc.                                                       3,618             95,153


                  6 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       SHARES           VALUE
                                                                    ------------   ----------------
THRIFTS & MORTGAGE FINANCE CONTINUED
NewAlliance Bancshares, Inc.                                              22,700   $        242,890
OceanFirst Financial Corp.                                                10,160            117,856
Ocwen Financial Corp. (1)                                                126,297          1,429,682
United Financial Bancorp., Inc.                                           29,904            346,288
                                                                                   ----------------
                                                                                          4,109,086
                                                                                   ----------------
HEALTH CARE--14.4%

BIOTECHNOLOGY--1.4%
Acorda Therapeutics, Inc. (1)                                             62,300          1,450,344
AMAG Pharmaceuticals, Inc. (1)                                            23,610          1,031,285
Cubist Pharmaceuticals, Inc. (1)                                           9,300            187,860
Indevus Pharmaceuticals, Inc.(1,2)                                         2,500                 25
Martek Biosciences Corp. (1)                                              72,847          1,645,614
PDL BioPharma, Inc.                                                      171,942          1,354,903
QLT PhotoTherapeutics, Inc. (1)                                           76,200            281,940
Savient Pharmaceuticals, Inc. (1)                                        287,045          4,363,084
                                                                                   ----------------
                                                                                         10,315,055
                                                                                   ----------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.4%
Align Technology, Inc. (1)                                                 9,790            139,214
American Medical Systems Holdings, Inc. (1)                               58,130            983,560
Atrion Corp.                                                               2,157            311,471
Cantel Medical Corp. (1)                                                  34,250            515,805
Greatbatch, Inc. (1)                                                     101,700          2,285,199
Haemonetics Corp. (1)                                                      5,720            321,006
Hill-Rom Holdings, Inc.                                                   99,497          2,167,045
ICU Medical, Inc. (1)                                                        150              5,529
Integra LifeSciences Holdings Corp. (1)                                   71,800          2,451,970
Invacare Corp.                                                            50,511          1,125,385
Kensey Nash Corp. (1)                                                     29,138            843,545
Kinetic Concepts, Inc. (1)                                                33,874          1,252,661
Masimo Corp. (1)                                                          51,940          1,360,828
Merit Medical Systems, Inc. (1)                                           83,730          1,451,041
Natus Medical, Inc. (1)                                                   94,410          1,456,746
NuVasive, Inc. (1)                                                        87,460          3,652,330
Orthofix International NV (1)                                             62,730          1,843,635
Sirona Dental Systems, Inc. (1)                                            7,720            229,670
Steris Corp.                                                              49,160          1,496,922
SurModics, Inc. (1)                                                       82,751          2,035,675
Symmetry Medical, Inc. (1)                                                78,600            815,082
Volcano Corp. (1)                                                        144,300          2,427,126
Wright Medical Group, Inc. (1)                                           154,400          2,757,584
                                                                                   ----------------
                                                                                         31,929,029
                                                                                   ----------------
HEALTH CARE PROVIDERS & SERVICES--6.6%
Alliance HealthCare Services, Inc. (1)                                    21,520            121,803
Amedisys, Inc. (1)                                                        27,540          1,201,570


                  7 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       SHARES           VALUE
                                                                    ------------   ----------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
America Service Group, Inc.                                               18,000   $        297,720
AMN Healthcare Services, Inc. (1)                                         64,846            616,685
AmSurg Corp. (1)                                                          76,100          1,615,603
Centene Corp. (1)                                                         70,202          1,329,626
Chemed Corp.                                                              37,552          1,648,157
Community Health Systems, Inc. (1)                                        18,982            606,095
CorVel Corp. (1)                                                           4,610            130,924
Cross Country Healthcare, Inc. (1)                                        11,810            109,951
Emergency Medical Services LP, Cl. A (1)                                  23,280          1,082,520
Enstar Group, Inc. (The)                                                  13,100            183,793
Genoptix, Inc. (1)                                                        80,691          2,806,433
Gentiva Health Services, Inc. (1)                                         62,176          1,555,022
Health Management Associates, Inc., Cl. A (1)                            871,810          6,529,857
HEALTHSOUTH Corp. (1)                                                     65,250          1,020,510
Healthspring, Inc. (1)                                                   118,168          1,447,558
Healthways, Inc. (1)                                                      89,091          1,364,874
HMS Holdings Corp. (1)                                                    54,000          2,064,420
InVentiv Health, Inc. (1)                                                 78,096          1,306,546
LHC Group, Inc. (1)                                                       46,160          1,381,569
LifePoint Hospitals, Inc. (1)                                             45,461          1,230,175
Lincare Holdings, Inc. (1)                                                46,724          1,460,125
Magellan Health Services, Inc. (1)                                        35,450          1,101,077
MEDNAX, Inc. (1)                                                          77,312          4,245,975
Molina Healthcare, Inc. (1)                                               54,816          1,134,143
Nighthawk Radiology Holdings, Inc. (1)                                    43,800            316,674
Odyssey Healthcare, Inc. (1)                                              85,460          1,068,250
PharMerica Corp. (1)                                                      85,063          1,579,620
PSS World Medical, Inc. (1)                                                1,330             29,034
RehabCare Group, Inc. (1)                                                 55,085          1,194,794
Res-Care, Inc. (1)                                                        34,942            496,526
Sun Healthcare Group, Inc. (1)                                           347,692          3,004,059
Triple-S Management Corp., Cl. B (1)                                      59,992          1,006,066
U.S. Physical Therapy, Inc. (1)                                           18,000            271,260
Universal Health Services, Inc., Cl. B                                    10,096            625,245
VCA Antech, Inc. (1)                                                      16,476            443,040
                                                                                   ----------------
                                                                                         47,627,299
                                                                                   ----------------
HEALTH CARE TECHNOLOGY--0.4%
MedAssets, Inc. (1)                                                      108,200          2,442,074
                                                                                   ----------------
LIFE SCIENCES TOOLS & SERVICES--0.4%
Bruker Corp. (1)                                                          27,680            295,346
Cambrex Corp. (1)                                                         43,500            274,050
Dionex Corp. (1)                                                          19,930          1,294,852
eResearch Technology, Inc. (1)                                           119,650            837,550


                  8 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       SHARES           VALUE
                                                                    ------------   ----------------
LIFE SCIENCES TOOLS & SERVICES CONTINUED
Kendle International, Inc. (1)                                             7,420   $        124,062
                                                                                   ----------------
                                                                                          2,825,860
                                                                                   ----------------
PHARMACEUTICALS--1.2%
Endo Pharmaceuticals Holdings, Inc. (1)                                   30,732            695,465
King Pharmaceuticals, Inc. (1)                                            78,508            845,531
Medicis Pharmaceutical Corp., Cl. A                                       23,546            502,707
Perrigo Co.                                                              104,430          3,549,576
Questcor Pharmaceuticals, Inc. (1)                                       316,198          1,745,413
Valeant Pharmaceuticals International, Inc. (1)                           37,010          1,038,501
                                                                                   ----------------
                                                                                          8,377,193
                                                                                   ----------------
INDUSTRIALS--15.4%

AEROSPACE & DEFENSE--1.4%
BE Aerospace, Inc. (1)                                                   247,918          4,993,069
Ceradyne, Inc. (1)                                                        65,350          1,197,866
Cubic Corp.                                                               16,190            639,019
DynCorp International, Inc., Cl. A (1)                                    81,273          1,462,914
Gencorp, Inc. (1)                                                         90,900            487,224
Triumph Group, Inc.                                                       30,280          1,453,137
                                                                                   ----------------
                                                                                         10,233,229
                                                                                   ----------------
AIR FREIGHT & LOGISTICS--0.6%
Hub Group, Inc., Cl. A (1)                                               179,800          4,108,430
                                                                                   ----------------
AIRLINES--0.5%
Allegiant Travel Co. (1)                                                  21,700            826,553
Hawaiian Holdings, Inc. (1)                                              131,978          1,090,138
Republic Airways Holdings, Inc. (1)                                       93,519            872,532
SkyWest, Inc.                                                             66,880          1,108,870
                                                                                   ----------------
                                                                                          3,898,093
                                                                                   ----------------
BUILDING PRODUCTS--0.5%
Aaon, Inc.                                                                31,665            635,833
Ameron International Corp.                                                17,674          1,236,827
Apogee Enterprises, Inc.                                                  94,454          1,418,699
                                                                                   ----------------
                                                                                          3,291,359
                                                                                   ----------------
COMMERCIAL SERVICES & SUPPLIES--2.3%
American Reprographics Co. (1)                                           111,414          1,060,661
ATC Technology Corp. (1)                                                  52,503          1,037,459
Brink's Co. (The)                                                         23,590            634,807
Courier Corp.                                                              2,824             42,784
Deluxe Corp.                                                              86,816          1,484,554
EnergySolutions, Inc.                                                    237,800          2,192,516
Ennis, Inc.                                                               30,200            487,126
G&K Services, Inc., Cl. A                                                 27,900            618,264
Knoll, Inc.                                                               75,559            788,080
M&F Worldwide Corp. (1)                                                   12,452            252,028
Miller (Herman), Inc.                                                     84,680          1,431,939
North American Galvanizing & Coating, Inc. (1)                            44,190            268,233


                  9 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       SHARES           VALUE
                                                                    ------------   ----------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
R.R. Donnelley & Sons Co.                                                 88,810   $      1,888,101
Steelcase, Inc., Cl. A                                                   125,790            781,156
Sykes Enterprises, Inc. (1)                                               28,333            589,893
Waste Connections, Inc. (1)                                               96,720          2,791,339
                                                                                   ----------------
                                                                                         16,348,940
                                                                                   ----------------
CONSTRUCTION & ENGINEERING--1.4%
Baker (Michael) Corp. (1)                                                 20,173            733,087
Comfort Systems USA, Inc.                                                114,072          1,322,094
Dycom Industries, Inc. (1)                                               132,600          1,630,980
EMCOR Group, Inc. (1)                                                     65,110          1,648,585
Granite Construction, Inc.                                                20,369            630,217
Pike Electric Corp. (1)                                                   30,500            365,390
Sterling Construction Co., Inc. (1)                                        3,600             64,476
Tutor Perini Corp. (1)                                                   171,723          3,657,700
                                                                                   ----------------
                                                                                         10,052,529
                                                                                   ----------------
ELECTRICAL EQUIPMENT--1.8%
AZZ, Inc. (1)                                                             29,500          1,185,015
Brady Corp., Cl. A                                                        20,035            575,405
Encore Wire Corp.                                                         50,685          1,132,303
EnerSys, Inc. (1)                                                         73,028          1,615,379
GT Solar International, Inc. (1)                                          50,430            292,998
Harbin Electric, Inc. (1)                                                 70,980          1,198,142
Hubbell, Inc., Cl. B                                                      35,900          1,507,800
Powell Industries, Inc. (1)                                               38,490          1,477,631
Regal-Beloit Corp.                                                        60,730          2,775,968
Thomas & Betts Corp. (1)                                                  48,839          1,469,077
                                                                                   ----------------
                                                                                         13,229,718
                                                                                   ----------------
INDUSTRIAL CONGLOMERATES--0.4%
Carlisle Cos., Inc.                                                       41,770          1,416,421
Standex International Corp.                                               16,400            325,212
Tredegar Corp.                                                            75,311          1,092,010
                                                                                   ----------------
                                                                                          2,833,643
                                                                                   ----------------
MACHINERY--3.9%
Altra Holdings, Inc. (1)                                                  26,527            296,837
Ampco-Pittsburgh Corp.                                                    21,520            572,217
Chart Industries, Inc. (1)                                                70,831          1,529,241
Colfax Corp. (1)                                                          92,484            983,105
Crane Co.                                                                 55,614          1,435,397
EnPro Industries, Inc. (1)                                                72,113          1,648,503
Force Protection, Inc. (1)                                                87,481            477,646
Freightcar America, Inc.                                                  57,600          1,399,680
Gardner Denver, Inc. (1)                                                 190,896          6,658,452
Graco, Inc.                                                              132,900          3,703,923
Harsco Corp.                                                              12,840            454,664
K-Tron International, Inc. (1)                                             2,154            205,082


                 10 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       SHARES           VALUE
                                                                    ------------   ----------------
MACHINERY CONTINUED
Lincoln Electric Holdings, Inc.                                           14,491   $        687,598
Mueller Industries, Inc.                                                  73,700          1,759,219
Robbins & Myers, Inc.                                                     52,449          1,231,503
Toro Co. (The)                                                            41,330          1,643,694
Wabtec Corp.                                                              86,950          3,263,234
                                                                                   ----------------
                                                                                         27,949,995
                                                                                   ----------------
MARINE--0.5%
American Commercial Lines, Inc. (1)                                       31,941            930,122
Diana Shipping, Inc.                                                      47,640            619,320
International Shipholding Corp.                                           16,300            502,203
Kirby Corp. (1)                                                           23,150            852,383
Safe Bulkers, Inc.                                                        48,060            390,247
                                                                                   ----------------
                                                                                          3,294,275
                                                                                   ----------------
PROFESSIONAL SERVICES--0.7%
Administaff, Inc.                                                         20,480            538,010
Kforce, Inc. (1)                                                          24,612            295,836
Resources Connection, Inc. (1)                                           101,747          1,735,804
School Specialty, Inc. (1)                                                67,870          1,609,876
Spherion Corp. (1)                                                        65,213            404,973
Watson Wyatt & Co. Holdings                                               17,962            782,425
                                                                                   ----------------
                                                                                          5,366,924
                                                                                   ----------------
ROAD & RAIL--0.8%
Avis Budget Group, Inc. (1)                                              162,900          2,176,344
Dollar Thrifty Automotive Group, Inc. (1)                                 39,350            967,617
Old Dominion Freight Line, Inc. (1)                                       89,200          2,714,356
                                                                                   ----------------
                                                                                          5,858,317
                                                                                   ----------------
TRADING COMPANIES & DISTRIBUTORS--0.6%
Aircastle Ltd.                                                            22,880            221,250
Beacon Roofing Supply, Inc. (1)                                           86,496          1,382,206
DXP Enterprises, Inc. (1)                                                 15,217            169,670
Genesis Lease Ltd., ADS                                                    7,870             70,437
Houston Wire & Cable Co.                                                  36,578            404,187
Interline Brands, Inc. (1)                                                14,090            237,417
MSC Industrial Direct Co., Inc., Cl. A                                     5,200            226,616
WESCO International, Inc. (1)                                             56,490          1,626,912
                                                                                   ----------------
                                                                                          4,338,695
                                                                                   ----------------
INFORMATION TECHNOLOGY--19.9%

COMMUNICATIONS EQUIPMENT--4.0%
3Com Corp. (1)                                                           393,540          2,058,214
ADTRAN, Inc.                                                              49,430          1,213,507
Arris Group, Inc. (1)                                                    341,050          4,437,061
Black Box Corp.                                                           26,335            660,745
Blue Coat Systems, Inc. (1)                                              229,600          5,186,664
CommScope, Inc. (1)                                                       50,478          1,510,807
Comtech Telecommunications Corp. (1)                                     111,400          3,700,708


                 11 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       SHARES           VALUE
                                                                    ------------   ----------------
COMMUNICATIONS EQUIPMENT CONTINUED
Netgear, Inc. (1)                                                         11,652   $        213,814
Oplink Communications, Inc. (1)                                           16,454            238,912
Plantronics, Inc.                                                         71,274          1,910,856
Polycom, Inc. (1)                                                         89,000          2,380,750
Sierra Wireless, Inc. (1)                                                 77,680            775,246
Starent Networks Corp. (1)                                               129,500          3,291,890
Symmetricom, Inc. (1)                                                     20,150            104,377
Tekelec, Inc. (1)                                                         43,246            710,532
                                                                                   ----------------
                                                                                         28,394,083
                                                                                   ----------------
COMPUTERS & PERIPHERALS--1.0%
China Digital TV Holding Co. Ltd., ADR                                    32,790            236,088
Cray, Inc. (1)                                                            32,160            267,893
NCR Corp. (1)                                                             49,820            688,512
QLogic Corp. (1)                                                         107,580          1,850,376
Quantum Corp. (1)                                                        196,650            247,779
Synaptics, Inc. (1)                                                      163,290          4,114,908
                                                                                   ----------------
                                                                                          7,405,556
                                                                                   ----------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.6%
Benchmark Electronics, Inc. (1)                                           91,809          1,652,562
Checkpoint Systems, Inc. (1)                                              30,400            499,776
Insight Enterprises, Inc. (1)                                             85,756          1,047,081
Multi-Fineline Electronix, Inc. (1)                                       64,152          1,841,804
OSI Systems, Inc. (1)                                                     34,456            630,200
PC Connection, Inc. (1)                                                    5,350             29,104
ScanSource, Inc. (1)                                                      46,828          1,326,169
SYNNEX Corp. (1)                                                          48,223          1,469,837
Tech Data Corp. (1)                                                       40,628          1,690,531
Technitrol, Inc.                                                          10,500             96,705
TTM Technologies, Inc. (1)                                                88,200          1,011,654
                                                                                   ----------------
                                                                                         11,295,423
                                                                                   ----------------
INTERNET SOFTWARE & SERVICES--2.4%
Digital River, Inc. (1)                                                   89,600          3,612,672
DivX, Inc. (1)                                                            17,260             94,240
EarthLink, Inc.                                                          179,458          1,509,242
GigaMedia Ltd. (1)                                                       245,140          1,284,534
Internet Brands, Inc., Cl. A (1)                                          10,090             80,518
j2 Global Communications, Inc. (1)                                       189,785          4,366,953
Open Text Corp. (1)                                                        3,634            135,657
Perficient, Inc. (1)                                                      23,090            190,954
SkillSoft plc, ADR (1)                                                    58,950            565,920
Sohu.com, Inc. (1)                                                         9,340            642,405
United Online, Inc.                                                      114,082            917,219
ValueClick, Inc. (1)                                                     121,870          1,607,465


                 12 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       SHARES           VALUE
                                                                    ------------   ----------------
INTERNET SOFTWARE & SERVICES CONTINUED
VistaPrint NV (1)                                                         47,443   $      2,407,732
Web.com Group, Inc. (1)                                                   15,790            111,951
                                                                                   ----------------
                                                                                         17,527,462
                                                                                   ----------------
IT SERVICES--3.7%
Acxiom Corp. (1)                                                         143,920          1,361,483
Broadridge Financial Solutions, Inc.                                      81,888          1,645,949
CACI International, Inc., Cl. A (1)                                       93,000          4,396,110
Cass Information Systems, Inc.                                             2,160             64,498
CIBER, Inc. (1)                                                          157,773            631,092
Convergys Corp. (1)                                                      138,607          1,377,754
CSG Systems International, Inc. (1)                                       66,921          1,071,405
DST Systems, Inc. (1)                                                     30,184          1,352,243
Gartner, Inc. (1)                                                         68,460          1,250,764
Global Cash Access, Inc. (1)                                              94,795            692,951
iGate Corp.                                                               30,746            263,801
Lender Processing Services, Inc.                                          70,980          2,709,307
Mastech Holdings, Inc. (1)                                                    56                258
Ness Technologies, Inc. (1)                                               74,300            586,227
NeuStar, Inc., Cl. A (1)                                                 167,828          3,792,913
Patni Computer Systems Ltd., ADR                                          13,100            242,350
Satyam Computer Services Ltd., ADR                                        29,300            192,794
Syntel, Inc.                                                              13,408            639,964
TeleTech Holdings, Inc. (1)                                               91,626          1,563,140
TNS, Inc. (1)                                                             25,350            694,590
Unisys Corp. (1)                                                          78,000            208,260
Virtusa Corp. (1)                                                         12,300            116,727
Wright Express Corp. (1)                                                  47,510          1,402,020
                                                                                   ----------------
                                                                                         26,256,600
                                                                                   ----------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.7%
02Micro International Ltd., ADR (1)                                       15,660             82,215
ASM International NV (1)                                                   7,690            143,342
Atheros Communications, Inc. (1)                                          90,300          2,395,659
Cypress Semiconductor Corp. (1)                                            8,450             87,289
Himax Technologies, Inc.                                                 175,520            584,482
Mellanox Technologies Ltd. (1)                                            16,570            271,582
Micrel, Inc.                                                             128,857          1,050,185
Netlogic Microsystems, Inc. (1)                                           70,850          3,188,250
Semtech Corp. (1)                                                        213,139          3,625,494
Sigma Designs, Inc. (1)                                                   47,380            688,431
Silicon Motion Technology Corp., ADR (1)                                  31,707            126,194
Skyworks Solutions, Inc. (1)                                             223,520          2,959,405
Tessera Technologies, Inc. (1)                                            52,319          1,459,177
Varian Semiconductor Equipment Associates, Inc. (1)                       81,859          2,688,250
                                                                                   ----------------
                                                                                         19,349,955
                                                                                   ----------------


                 13 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       SHARES           VALUE
                                                                    ------------   ----------------
SOFTWARE--4.5%
Actuate Corp. (1)                                                         57,450   $        332,061
Blackboard, Inc. (1)                                                      71,610          2,705,426
Compuware Corp. (1)                                                      155,558          1,140,240
Concur Technologies, Inc. (1)                                             39,300          1,562,568
Double-Take Software, Inc. (1)                                            26,860            273,703
Ebix, Inc. (1)                                                            11,530            638,301
FactSet Research Systems, Inc.                                            50,692          3,357,838
Fair Isaac Corp.                                                          82,221          1,766,929
Giant Interactive Group, Inc., ADR                                        63,790            482,890
Henry (Jack) & Associates, Inc.                                           23,954            562,200
i2 Technologies, Inc. (1)                                                 64,760          1,038,750
Informatica Corp. (1)                                                     68,260          1,541,311
JDA Software Group, Inc. (1)                                              58,820          1,290,511
Kenexa Corp. (1)                                                          25,837            348,283
Manhattan Associates, Inc. (1)                                            53,475          1,080,195
MICROS Systems, Inc. (1)                                                  36,510          1,102,237
MicroStrategy, Inc., Cl. A (1)                                            18,186          1,301,026
Net 1 UEPS Technologies, Inc. (1)                                         95,650          2,004,824
NetScout Systems, Inc. (1)                                                58,890            795,604
Novell, Inc. (1)                                                          22,780            102,738
OpenTV Corp. (1)                                                          60,530             83,531
Perfect World Co. Ltd. (1)                                                25,170          1,210,677
Progress Software Corp. (1)                                               45,400          1,028,310
Quest Software, Inc. (1)                                                  82,630          1,392,316
S1 Corp. (1)                                                             106,220            656,440
SonicWALL, Inc. (1)                                                       93,750            787,500
Sybase, Inc. (1)                                                          10,300            400,670
TIBCO Software, Inc. (1)                                                 315,000          2,989,350
Websense, Inc. (1)                                                        36,350            610,680
                                                                                   ----------------
                                                                                         32,587,109
                                                                                   ----------------
MATERIALS--4.7%
CHEMICALS--2.3%
Ashland, Inc.                                                             47,799          2,065,873
CF Industries Holdings, Inc.                                               5,900            508,757
Cytec Industries, Inc.                                                   147,981          4,804,943
Hawkins, Inc.                                                              6,922            161,698
Innophos Holdings, Inc.                                                   74,430          1,376,955
Koppers Holdings, Inc.                                                    30,956            917,845
LSB Industries, Inc. (1)                                                  40,981            638,074
Minerals Technologies, Inc.                                               28,774          1,368,491
NewMarket Corp.                                                           14,540          1,352,802
OM Group, Inc. (1)                                                        42,970          1,305,858
PolyOne Corp. (1)                                                         36,400            242,788
Schulman (A.), Inc.                                                       50,120            998,892


                 14 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       SHARES           VALUE
                                                                    ------------   ----------------
CHEMICALS CONTINUED
Spartech Corp.                                                            51,431   $        553,912
Stepan Co.                                                                 7,900            474,632
                                                                                   ----------------
                                                                                         16,771,520
                                                                                   ----------------
CONSTRUCTION MATERIALS--0.5%
Eagle Materials, Inc.                                                    128,130          3,661,955
                                                                                   ----------------
CONTAINERS & PACKAGING--0.8%
AEP Industries, Inc. (1)                                                   7,300            291,270
Bway Holding Co. (1)                                                      36,944            683,833
Myers Industries, Inc.                                                    59,800            644,046
Packaging Corp. of America                                               148,040          3,020,016
Rock-Tenn Co., Cl. A                                                      24,199          1,140,015
                                                                                   ----------------
                                                                                          5,779,180
                                                                                   ----------------
METALS & MINING--0.9%
Century Aluminum Co. (1)                                                  67,600            632,060
Compass Minerals International, Inc.                                      68,290          4,208,030
Mesabi Trust                                                              13,360            135,604
Redcorp Ventures Ltd., Legend Shares (1,2)                               666,400              3,112
Thompson Creek Metals Co., Inc. (1)                                      109,370          1,320,096
                                                                                   ----------------
                                                                                          6,298,902
                                                                                   ----------------
PAPER & FOREST PRODUCTS--0.2%
Buckeye Technologies, Inc. (1)                                            16,600            178,118
KapStone Paper and Packing Corp. (1)                                      16,000            130,240
Schweitzer-Mauduit International, Inc.                                    17,861            970,924
                                                                                   ----------------
                                                                                          1,279,282
                                                                                   ----------------
TELECOMMUNICATION SERVICES--0.5%

DIVERSIFIED TELECOMMUNICATION SERVICES--0.3%
Atlantic Tele-Network, Inc.                                                4,309            230,187
Cincinnati Bell, Inc. (1)                                                465,992          1,630,972
D&E Communications, Inc.                                                  24,888            285,963
                                                                                   ----------------
                                                                                          2,147,122
                                                                                   ----------------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
USA Mobility, Inc.                                                        76,792            989,081
Vivo Participacoes SA, ADR                                                 8,836            223,109
                                                                                   ----------------
                                                                                          1,212,190
                                                                                   ----------------
UTILITIES--2.8%

ELECTRIC UTILITIES--0.8%
Cleco Corp.                                                               68,200          1,710,456
Companhia Paranaense Energia, Sponsored ADR, B Shares, Preference         94,871          1,672,576
El Paso Electric Co. (1)                                                  23,600            417,012
UniSource Energy Corp.                                                     2,000             61,500
Unitil Corp.                                                              25,258            567,042
Westar Energy, Inc.                                                       67,300          1,313,023
                                                                                   ----------------
                                                                                          5,741,609
                                                                                   ----------------
ENERGY TRADERS--0.2%
Calpine Corp. (1)                                                          9,100            104,832
                                                                                   ----------------


                 15 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                       SHARES           VALUE
                                                                    ------------   ----------------
ENERGY TRADERS CONTINUED
Mirant Corp. (1)                                                          81,300   $      1,335,759
                                                                                   ----------------
                                                                                          1,440,591
                                                                                   ----------------
GAS UTILITIES--0.8%
AGL Resources, Inc.                                                       42,890          1,512,730
Atmos Energy Corp.                                                        53,260          1,500,867
Chesapeake Utilities Corp.                                                 5,000            154,950
New Jersey Resources Corp.                                                36,281          1,317,363
Southwest Gas Corp.                                                       44,500          1,138,310
                                                                                   ----------------
                                                                                          5,624,220
                                                                                   ----------------
MULTI-UTILITIES--0.6%
Avista Corp.                                                              35,380            715,384
CH Energy Group, Inc.                                                     28,184          1,248,833
NorthWestern Corp.                                                       115,119          2,812,357
                                                                                   ----------------
                                                                                          4,776,574
                                                                                   ----------------
WATER UTILITIES--0.4%
Aqua America, Inc.                                                       157,800          2,783,592
                                                                                   ----------------
Total Common Stocks (Cost $598,790,755)                                                 703,976,261
                                                                                   ----------------
INVESTMENT COMPANIES--2.1%
Ares Capital Corp.                                                        20,158            222,141
ASA Ltd.                                                                   1,479            112,108
BlackRock Kelso Capital Corp.                                             27,400            203,308
Gladstone Capital Corp.                                                   68,408            610,883
Hercules Technology Growth Capital, Inc.                                 132,217          1,298,371
iShares Russell 2000 Index Fund                                           92,300          5,559,229
JPMorgan U.S. Treasury Plus Money Market Fund, Agency
Shares, 0.00% (3,4)                                                      169,304            169,304
MCG Capital Corp. (1)                                                     95,080            398,385
Oppenheimer Institutional Money Market Fund, Cl. E,
0.27% (3,5)                                                            4,745,266          4,745,266
PennantPark Investment Corp.                                              38,108            309,056
Prospect Capital Corp.                                                   151,832          1,626,121
                                                                                   ----------------
Total Investment Companies (Cost $14,250,625)                                            15,254,172
                                                                                   ----------------
TOTAL INVESTMENTS, AT VALUE (COST $613,041,380)                            100.0%       719,230,433
Other Assets Net of Liabilities                                              0.0            357,888
                                                                    ------------   ----------------
Net Assets                                                                 100.0%  $    719,588,321
                                                                    ============   ================

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Illiquid security. The aggregate value of illiquid securities as of September 30, 2009 was $242,447, which represents 0.03% of the Fund's net assets. See accompanying Notes.

(3.) Rate shown is the 7-day yield as of September 30, 2009.

(4.) Interest rate is less than 0.0005%.


                 16 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

(5.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                           SHARES           GROSS         GROSS            SHARES
                                                     DECEMBER 31, 2008    ADDITIONS     REDUCTIONS   SEPTEMBER 30, 2009
                                                     -----------------   -----------   -----------   ------------------
OFI Liquid Assets Fund, LLC                              65,710,173      292,366,716   358,076,889              --
Oppenheimer Institutional Money Market Fund, Cl. E        6,344,806      233,180,449   234,779,989       4,745,266

                                                        VALUE      INCOME
                                                     ----------   --------
OFI Liquid Assets Fund, LLC                          $       --   $892,250(a)
Oppenheimer Institutional Money Market Fund, Cl. E    4,745,266     45,375
                                                     ----------   --------
                                                     $4,745,266   $937,625
                                                     ==========   ========

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

    1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

    2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

    3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of September 30, 2009 based on valuation input level:

                                                                      LEVEL 3--
                                  LEVEL 1--          LEVEL 2--      SIGNIFICANT
                                  UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                                QUOTED PRICES   OBSERVABLE INPUTS      INPUTS          VALUE
                                -------------   -----------------   ------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary        $ 94,298,136         $ --             $   --      $ 94,298,136
   Consumer Staples                22,885,425           --                 --        22,885,425
   Energy                          31,105,702           --                 --        31,105,702
   Financials                     141,032,957          459                 --       141,033,416
   Health Care                    103,516,485           --                 25       103,516,510
   Industrials                    110,804,147           --                 --       110,804,147
   Information Technology         142,816,188           --                 --       142,816,188
   Materials                       33,787,727           --              3,112        33,790,839
   Telecommunication Services       3,359,312           --                 --         3,359,312
   Utilities                       20,366,586           --                 --        20,366,586
Investment Companies               15,254,172           --                 --        15,254,172


                 17 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                 ------------         ----             ------      ------------
Total Assets                     $719,226,837         $459             $3,137      $719,230,433
                                 ------------         ----             ------      ------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities


                 18 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.


                 19 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

As of September 30, 2009, the Fund held no outstanding forward contracts.

ILLIQUID SECURITIES

As of September 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $644,795,111
                                 ============
Gross unrealized appreciation    $ 87,434,846
Gross unrealized depreciation     (12,999,524)
                                 ------------
Net unrealized appreciation      $ 74,435,322
                                 ============


                 20 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, (2009) / UNAUDITED

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
                                               ---------------   ---------------
CERTIFICATES OF DEPOSIT--25.2%
YANKEE CERTIFICATES OF DEPOSIT--25.2%
Bank of Nova Scotia:
0.21%, 12/30/09                                $     4,000,000   $     4,000,000
0.24%, 10/13/09                                      2,500,000         2,500,000
BNP Paribas, New York:                               4,000,000         4,000,000
0.27%, 1/21/10
0.27%, 1/25/10                                       3,000,000         3,000,000
0.34%, 10/8/09                                       2,000,000         2,000,000
National Australia Bank, New York:                   3,000,000         3,000,000
0.34%, 11/2/09
0.37%, 12/1/09                                       2,000,000         2,000,000
Nordea Bank Finland plc, New York:                   2,500,000         2,500,000
0.25%, 10/22/09
0.25%, 1/13/10                                       2,000,000         2,000,000
0.25%, 1/15/10                                       4,500,000         4,500,000
Rabobank Nederland NV, New York:                     2,000,000         2,000,000
0.30%, 12/18/09
0.65%, 2/18/10                                       2,000,000         2,000,000
0.72%, 7/26/10                                       2,000,000         2,000,000
0.95%, 6/23/10                                       1,000,000         1,000,000
1.05%, 4/30/10                                       2,900,000         2,909,288
Societe Generale, New York, 0.28%, 10/5/09           4,000,000         4,000,000
Toronto Dominion Bank, New York:
1.47%, 11/12/09                                      5,000,000         5,000,000
1.50%, 11/3/09                                       1,500,000         1,500,000
                                                                 ---------------
Total Certificates of Deposit
   (Cost $49,909,288)                                                 49,909,288
DIRECT BANK OBLIGATIONS--16.1%
CBA (Delaware) Finance:
0.24%, 11/30/09                                      3,000,000         2,998,800
0.24%, 12/4/09                                       2,000,000         1,998,862
0.27%, 11/23/09                                      2,500,000         2,499,006
Danske Corp.:
0.22%, 10/19/09(1)                                   3,800,000         3,799,582
0.25%, 10/21/09(1)                                   3,000,000         2,999,583
National Australia Funding (Delaware), Inc.:
0.35%, 11/2/09(1)                                    2,700,000         2,699,160
0.39%, 1/7/10(1)                                     2,000,000         1,997,877
Scotiabanc, Inc., 0.26%, 10/23/09(1)                 1,000,000           999,841
Societe Generale, 0.24%, 11/18/09                    4,800,000         4,798,464
Westpac Banking Corp.:
0.29%, 11/3/09(1)                                    5,000,000         4,998,671
0.32%, 10/1/09(1)                                    2,000,000         2,000,000
                                                                 ---------------
Total Direct Bank Obligations
   (Cost $31,789,846)                                                 31,789,846
SHORT-TERM NOTES--56.2%
COMMERCIAL BANKS--2.0%
JPMorgan Chase Funding, Inc., 0.23%,
   11/24/09                                          4,000,000         3,998,620


                         1 | OPPENHEIMER MONEY FUND/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, (2009) / UNAUDITED

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
                                               ---------------   ---------------
DIVERSIFIED FINANCIAL SERVICES--3.5%
General Electric Capital Services:
0.25%, 12/2/09                                 $     2,000,000   $     1,999,139
0.31%, 10/23/09                                      5,000,000         4,999,053
                                                                 ---------------
                                                                       6,998,192
FOOD PRODUCTS--2.7%
Nestle Capital Corp.:
0.50%, 3/15/10(1)                                    2,000,000         1,994,500
0.51%, 3/16/10(1)                                    3,300,000         3,292,240
                                                                 ---------------
                                                                       5,286,740
INSURANCE--1.0%
United of Omaha Life Insurance Co., 0.761%,
   12/28/09(2)                                       2,000,000         2,000,000
LEASING & FACTORING--4.6%
Toyota Motor Credit Corp.:
0.26%, 12/3/09                                       4,000,000         3,998,180
0.26%, 12/4/09                                       5,000,000         4,997,689
                                                                 ---------------
                                                                       8,995,869
MUNICIPAL--11.4%
Allegheny Cnty., PA Industrial Development
   Authority Bonds, Union Electric Steel
   Corp., Series 1997, 0.45%, 10/1/09(2)             2,141,000         2,141,000
Chicago, IL Industrial Development Revenue
   Bonds, Freedman Seating Co. Project,
   Series 1998, 0.64%, 10/1/09(2)                    1,335,000         1,335,000
Health Care Revenue Bonds, SFO Associates
   Project, Series 1994, 0.40%, 10/1/09(2)           2,200,000         2,200,000
IL Finance Authority Industrial Development
   Revenue Bonds, Freedman Seating Co.
   Project, Series 2005, 0.64%, 10/1/09(2)           1,795,000         1,795,000
Laurel Grocery Project Nts., Series 1999,
   1.20%, 10/1/09(2)                                 1,445,000         1,445,000
Manassas, VA Industrial Development
   Authority Bonds, Aurora Flight Science,
   Series 2005, 0.45%, 10/1/09(2)                      985,000           985,000
Putnam Cnty., WV Solid Waste Disposal
   Revenue Bonds, FMC Corp., Series 1991,
   0.69%, 11/1/09(2)                                 1,730,000         1,730,000
San Antonio, TX Industrial Development
   Authority Revenue Bonds, Tindall Corp.
   Project, Series 2008, 0.45%, 10/1/09(2)           3,700,000         3,700,000
Valdosta-Lowndes Cnty., GA Industrial
   Authority Steeda Autosports, Inc.
   Project, Series 2008, 0.55%, 10/1/09(2)           1,000,000         1,000,000
Vigo Cnty., IN Economic Development Revenue
   Bonds, Republic Services, Inc. Project,
   Series 03, 0.45%, 10/1/09(2)                      5,000,000         5,000,000
Wright Brothers, Inc. Nts., Series 2005,
   1.20%, 10/1/09(2)                                 1,285,000         1,285,000
                                                                 ---------------
                                                                      22,616,000
PERSONAL PRODUCTS--2.3%
Procter & Gamble International Funding SCA:
0.478%, 5/7/10(1, 2)                                 1,500,000         1,500,000


                          2 | OPPENHEIMER MONEY FUND/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, (2009) / UNAUDITED

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
                                               ---------------   ---------------
Procter & Gamble International Funding SCA
   Continued 0.714%, 2/8/10(1, 2)              $     3,000,000   $     3,000,000
                                                                 ---------------
                                                                       4,500,000
PHARMACEUTICALS--2.5%
Roche Holdings, Inc., 1.39%, 2/25/10(2)              5,000,000         5,000,000
RECEIVABLES FINANCE--20.2%
Barton Capital Corp.:
0.24%, 10/16/09(1)                                   2,000,000         1,999,767
0.30%, 11/9/09(1)                                    2,000,000         1,999,350
Chariot Funding LLC, 0.19%, 10/9/09(3)               2,000,000         1,999,916
Fairway Finance Corp.:
0.27%, 11/16/09(1)                                   1,000,000           999,642
0.34%, 10/6/09(1)                                    4,000,000         3,999,811
0.34%, 10/7/09(1)                                    2,000,000         1,999,887
Gemini Securitization Corp., 0.29%,
   11/17/09(1)                                       2,000,000         1,999,243
Kitty Hawk Funding Corp., 0.23%, 11/4/09(1)          4,000,000         3,999,131
Lexington Parker Capital Co. LLC:
0.50%, 11/5/09(1)                                    6,000,000         5,997,083
0.50%, 11/16/09(1)                                   1,000,000           999,361
Mont Blanc Capital Corp., 0.24%, 10/6/09(1)          3,000,000         2,999,900
Old Line Funding Corp., 0.27%, 1/26/10(1)            2,000,000         1,998,245
Ranger Funding Co. LLC, 0.24%, 12/11/09(3)           5,916,000         5,913,200
Thunder Bay Funding LLC, 0.32%, 10/8/09(3)           1,000,000           999,938
Yorktown Capital LLC, 0.18%, 10/15/09(1)             2,000,000         1,999,860
                                                                 ---------------
                                                                      39,904,334
SPECIAL PURPOSE FINANCIAL--1.3%
FCAR Owner Trust I, 0.65%, 10/1/09                   1,500,000         1,500,000
Ticonderoga Funding LLC, 0.36%, 10/5/09              1,000,000           999,960
                                                                 ---------------
                                                                       2,499,960
U.S. GOVERNMENT OBLIGATIONS--4.7%
Straight-A Funding LLC, Series I:
0.25%, 11/17/09                                      2,000,000         1,999,346
0.28%, 11/9/09                                       5,300,000         5,298,392
0.33%, 10/20/09                                      2,000,000         1,999,652
                                                                 ---------------
                                                                       9,297,390
                                                                 ---------------
Total Short-Term Notes (Cost $111,097,105)                           111,097,105
U.S. GOVERNMENT AGENCIES--3.5%
Federal Home Loan Bank:
0.50%, 10/29/10(4)                                   3,000,000         3,000,000
0.75%, 3/12/10(2)                                    4,000,000         4,000,000
                                                                 ---------------
Total U.S. Government Agencies
   (Cost $7,000,000)                                                   7,000,000


                          3 | OPPENHEIMER MONEY FUND/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, (2009) / UNAUDITED

                                                                      VALUE
                                                                 ---------------
TOTAL INVESTMENTS, AT VALUE
   (COST $199,796,239)                                   101.0%  $   199,796,239
Liabilities in Excess of Other Assets                     (1.0)       (2,006,108)
                                               ---------------   ---------------
Net Assets                                               100.0%  $   197,790,131
                                               ===============   ===============

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

(1.) Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $60,272,734, or 30.47% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

(2.) Represents the current interest rate for a variable or increasing rate security.

(3.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $8,913,054 or 4.51% of the Fund's net assets as of September 30, 2009.

(4.) When-issued security or delayed delivery to be delivered and settled after September 30, 2009. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of September 30, 2009 based on valuation input level:

                                          LEVEL 2--
                            LEVEL 1--       OTHER        LEVEL 3--
                           UNADJUSTED    SIGNIFICANT    SIGNIFICANT
                             QUOTED      OBSERVABLE    UNOBSERVABLE
                             PRICES        INPUTS         INPUTS          VALUE
                           ----------   ------------   ------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Certificates of Deposit        $--      $ 49,909,288        $--       $ 49,909,288
Direct Bank Obligations         --        31,789,846         --         31,789,846
Short-Term Notes                --       111,097,105         --        111,097,105
U.S. Government Agencies        --         7,000,000         --          7,000,000
                               ---      ------------        ---       ------------
Total Assets                   $--      $199,796,239        $--       $199,796,239
                               ===      ============        ===       ============

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.


                          4 | OPPENHEIMER MONEY FUND/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, (2009) / UNAUDITED

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of September 30, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                         WHEN-ISSUED
                         OR DELAYED
                       DELIVERY BASIS
                        TRANSACTIONS
                       --------------
Purchased securities     $3,000,000


                          5 | OPPENHEIMER MONEY FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT            VALUE
                                                                                               ---------------   ---------------
ASSET-BACKED SECURITIES--0.6%
AmeriCredit Prime Automobile Receivables Trust 2007-1, Automobile Receivables Nts., Series
2007-1, Cl. D, 5.62%, 9/8/14                                                                   $     1,319,000   $     1,010,010
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates, Series
2004-W8, Cl. A2, 0.726%, 5/25/34(1)                                                                    924,857           633,183
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through Certificates, Series
2006-M3, Cl. A2B, 0.346%, 9/25/36(1)                                                                   470,608           270,771
Bank of America Credit Card Trust, Credit Card Asset-Backed Certificates, Series 2006-A16,
Cl. A16, 4.72%, 5/15/13                                                                              1,805,000         1,882,679
Capital Auto Receivables Asset Trust 2007-1, Automobile Asset-Backed Securities, Series
2007-1, Cl. B, 5.15%, 9/17/12                                                                          262,000           257,165
Capital One Auto Finance Trust, Automobile Receivables, Series 2006-C, Cl. A4, 0.273%,
5/15/13(1)                                                                                           1,312,000         1,287,470
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates, Series 2006-A, Cl. AV2,
0.346%, 5/16/36(1)                                                                                      89,437            87,858
Citigroup Mortgage Loan Trust, Inc. 2006-WFH3, Asset-Backed Pass-Through Certificates,
Series 2006-WFH3, Cl. A2, 0.346%, 10/25/36(1)                                                          322,262           305,560
CNH Equipment Trust, Asset-Backed Certificates, Series 2009-B, Cl. A3, 2.97%, 3/15/13                1,890,000         1,921,699
Countrywide Home Loans, Asset-Backed Certificates:
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36(1)                                                         1,429,119         1,118,468
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36(1)                                                           201,692           158,481
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates, Series 2006-25,
Cl. 2A2, 0.366%, 6/25/47(1)                                                                          1,050,000           692,419
CWHEQ Revolving Home Equity Loan Trust, Asset-Backed Certificates:
Series 2005-G, Cl. 2A, 0.473%, 12/15/35(1)                                                             230,458            71,838
Series 2006-H, Cl. 2A1A, 0.393%, 11/15/36(1)                                                            79,930            15,634
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts., Series 2000-A, Cl. B,
8/15/25(2, 3, 4)                                                                                     1,820,063                --
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through Certificates, Series
2006-FF10, Cl. A3, 0.336%, 7/25/36(1)                                                                  791,771           747,581
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through Certificates, Series
2006-FF9, Cl. 2A2, 0.356%, 7/7/36(1)                                                                   318,611           241,440
First Franklin Mortgage Loan Trust 2006-FFA, Mtg. Pass-Through Certificates, Series
2006-FFA, Cl. A3, 0.366%, 9/25/36(1)                                                                   928,666           102,339
Ford Credit Auto Owner Trust, Automobile Receivables Nts., Series 2009-B, Cl. A2, 2.10%,
11/15/11                                                                                             1,380,000         1,392,045
Home Equity Mortgage Trust 2005-1, Mtg. Pass-Through Certificates, Series 2005-1, Cl. M6,
5.363%, 6/1/35                                                                                       1,046,000           248,259
Home Equity Mortgage Trust 2006-5, Mtg. Pass-Through Certificates, Series 2006-5, Cl. A1,
5.50%, 1/25/37                                                                                         421,554            38,775
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan Asset-Backed Certificates,
Series 2005-3, Cl. A1, 0.533%, 1/20/35(1)                                                              218,540           189,166


                     1 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT            VALUE
                                                                                               ---------------   ---------------
HSBC Home Equity Loan Trust 2006-4, Closed-End Home Equity Loan Asset-Backed Certificates,     $       440,000   $       411,080
Series 2006-4, Cl. A2V, 0.383%, 3/20/36(1)
Ice Em CLO, Collateralized Loan Obligations:
Series 2007-1A, Cl. B, 2.551%, 8/15/22(1, 3)                                                         7,870,000         4,328,500
Series 2007-1A, Cl. C, 3.851%, 8/15/22(1, 3)                                                         5,270,000         1,844,500
Series 2007-1A, Cl. D, 5.851%, 8/15/22(1, 3)                                                         5,270,000         1,317,500
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35               52,297            51,719
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg. Pass-Through Certificates, Series
2006-WMC3, Cl. A3, 0.346%, 8/25/36(1)                                                                1,310,000           429,796
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD, 2.55%,
1/25/29(1, 3)                                                                                           66,744            10,012
Option One Mortgage Loan Trust 2006-2, Asset-Backed Certificates, Series 2006-2, Cl. 2A2,
0.346%, 7/1/36(1)                                                                                    2,308,897         1,875,037
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through Certificates, Series
2005-6, Cl. A3, 5.68%, 1/25/36(1)                                                                      296,221           262,135
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-Through Certificates, Series
2006-KS7, Cl. A2, 0.346%, 9/25/36(1)                                                                   628,705           598,626
Securitized Asset-Backed Receivables LLC Trust 2007-BR2, Asset-Backed Securities, Series
2007-BR2, Cl. A2, 0.476%, 2/25/37(1)                                                                   681,510           289,068
SLM Student Loan Trust, Student Loan Receivables, Series 2005-B, Cl. B, 0.699%, 6/15/39(1)           2,487,000           803,603
Specialty Underwriting & Residential Finance Trust, Home Equity Asset-Backed Obligations,
Series 2006-BC1, Cl. A2B, 0.396%, 12/25/36(1)                                                           79,238            78,587
Start CLO Ltd., Asset-Backed Credit Linked Securities, Series 2006-3A, Cl. F, 17.322%,
6/7/11(1,3)                                                                                          1,630,000         1,165,450
Terwin Mortgage Trust, Home Equity Asset-Backed Securities, Series 2006-4SL, Cl. A1, 4.50%,
5/1/37                                                                                                 199,323            34,825
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home Equity Asset-Backed                 292,412           287,793
Certificates, Series 2006-2, Cl. A2, 0.346%, 7/25/36(1)
                                                                                                                 ---------------
Total Asset-Backed Securities (Cost $42,879,026)                                                                      26,461,071
                                                                                                                 ---------------
MORTGAGE-BACKED OBLIGATIONS--15.5%
GOVERNMENT AGENCY--7.7%
FHLMC/FNMA/FHLB/SPONSORED--7.5%
Federal Home Loan Mortgage Corp.:
5%, 8/15/33-9/15/33                                                                                  3,535,617         3,672,216
5.50%, 9/1/39(5)                                                                                     4,180,000         4,381,380
6%, 5/15/18-10/15/29                                                                                 1,514,866         1,623,191
6.50%, 3/15/18-6/15/35                                                                               4,345,988         4,687,304
7%, 10/1/31-10/1/37                                                                                  1,144,752         1,244,321
7.50%, 4/25/36                                                                                       1,125,628         1,273,131


                     2 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT            VALUE
                                                                                               ---------------   ---------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass
Participation Certificates, Series 1897, Cl. K, 7%, 9/15/26                                    $     2,421,607   $     2,688,328
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass
Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22                                                                  1,306,693         1,417,973
Series 151, Cl. F, 9%, 5/15/21                                                                          33,001            35,936
Series 1674, Cl. Z, 6.75%, 2/15/24                                                                   1,004,562         1,088,070
Series 2006-11, Cl. PS, 23.664%, 3/25/36(1)                                                            642,133           864,759
Series 2043, Cl. ZP, 6.50%, 4/15/28                                                                    774,363           829,218
Series 2106, Cl. FG, 0.693%, 12/15/28(1)                                                             1,706,536         1,685,751
Series 2122, Cl. F, 0.693%, 2/15/29(1)                                                                  54,651            53,985
Series 2135, Cl. OH, 6.50%, 3/15/29                                                                  1,026,021         1,115,858
Series 2148, Cl. ZA, 6%, 4/15/29                                                                     1,558,472         1,675,931
Series 2195, Cl. LH, 6.50%, 10/15/29                                                                   739,677           788,546
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                                    107,744           115,434
Series 2344, Cl. FP, 1.193%, 8/15/31(1)                                                                524,088           526,366
Series 2368, Cl. PR, 6.50%, 10/15/31                                                                   474,484           514,548
Series 2412, Cl. GF, 1.193%, 2/15/32(1)                                                              1,106,088         1,108,710
Series 2415, Cl. ZA, 6.50%, 2/15/32                                                                  1,354,292         1,470,659
Series 2435, Cl. EQ, 6%, 5/15/31                                                                       444,867           452,034
Series 2449, Cl. FL, 0.793%, 1/15/32(1)                                                                677,910           671,975
Series 2451, Cl. FD, 1.243%, 3/15/32(1)                                                                365,940           367,851
Series 2453, Cl. BD, 6%, 5/15/17                                                                       187,887           202,571
Series 2461, Cl. PZ, 6.50%, 6/15/32                                                                  1,621,346         1,768,294
Series 2464, Cl. FI, 1.243%, 2/15/32(1)                                                                359,947           361,040
Series 2470, Cl. AF, 1.243%, 3/15/32(1)                                                                627,863           632,117
Series 2470, Cl. LF, 1.243%, 2/15/32(1)                                                                368,353           369,485
Series 2471, Cl. FD, 1.243%, 3/15/32(1)                                                                648,215           650,272
Series 2477, Cl. FZ, 0.793%, 6/15/31(1)                                                              1,379,955         1,367,150
Series 2500, Cl. FD, 0.743%, 3/15/32(1)                                                                 40,276            39,636
Series 2517, Cl. GF, 1.243%, 2/15/32(1)                                                                320,264           321,324
Series 2526, Cl. FE, 0.643%, 6/15/29(1)                                                                 80,878            79,072
Series 2551, Cl. FD, 0.643%, 1/15/33(1)                                                                 41,147            40,556
Series 2638, Cl. KG, 4%, 11/1/27                                                                     4,000,000         4,125,536
Series 2641, Cl. CE, 3.50%, 9/15/25                                                                    151,076           151,690
Series 2648, Cl. JE, 3%, 2/1/30                                                                      3,397,962         3,431,884
Series 2676, Cl. KY, 5%, 9/15/23                                                                     3,843,000         3,992,568
Series 2750, Cl. XG, 5%, 2/1/34                                                                      6,037,000         6,223,959
Series 2857, Cl. MG, 5%, 9/1/34                                                                      2,045,000         2,089,630
Series 2890, Cl. PE, 5%, 11/1/34                                                                     6,120,000         6,241,797
Series 2934, Cl. NA, 5%, 4/15/24                                                                       218,980           220,823
Series 2936, Cl. PE, 5%, 2/1/35                                                                      4,858,000         4,946,322
Series 2947, Cl. HE, 5%, 3/1/35                                                                      1,650,000         1,682,235
Series 3019, Cl. MD, 4.75%, 1/1/31                                                                   1,858,909         1,940,370
Series 3025, Cl. SJ, 23.858%, 8/15/35(1)                                                               769,311         1,022,186
Series 3035, Cl. DM, 5.50%, 11/15/25                                                                 1,093,024         1,111,623
Series 3094, Cl. HS, 23.491%, 6/15/34(1)                                                               432,542           545,262
Series 3157, Cl. MC, 5.50%, 2/1/26                                                                   3,200,643         3,291,047


                     3 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT            VALUE
                                                                                               ---------------   ---------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 177, Cl. IO, 14.418%, 7/1/26(6)                                                         $       145,973   $        27,170
Series 192, Cl. IO, 8.402%, 2/1/28(6)                                                                   37,209             9,045
Series 205, Cl. IO, 9.37%, 9/1/29(6)                                                                   193,663            38,380
Series 2074, Cl. S, 49.669%, 7/17/28(6)                                                                 48,359             7,105
Series 2079, Cl. S, 61.274%, 7/17/28(6)                                                                 79,740            11,884
Series 2136, Cl. SG, 92.95%, 3/15/29(6)                                                              2,209,757           353,165
Series 224, Cl. IO, 0.918%, 3/1/33(6)                                                                1,332,714           242,687
Series 2399, Cl. SG, 79.038%, 12/15/26(6)                                                            1,288,492           209,420
Series 243, Cl. 6, 0.00%, 12/15/32(6, 21)                                                              577,726           103,861
Series 2437, Cl. SB, 93.025%, 4/15/32(6)                                                             3,761,911           622,124
Series 2526, Cl. SE, 38.567%, 6/15/29(6)                                                               101,540            16,631
Series 2802, Cl. AS, 99.999%, 4/15/33(6)                                                               864,852            87,140
Series 2920, Cl. S, 77.959%, 1/15/35(6)                                                                879,988           105,132
Series 3000, Cl. SE, 99.999%, 7/15/25(6)                                                               935,819            90,052
Series 3045, Cl. DI, 39.321%, 10/15/35(6)                                                            4,151,719           534,116
Series 3110, Cl. SL, 99.999%, 2/15/26(6)                                                               558,655            51,980
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security, Series 192,
Cl. PO, 7.444%, 2/1/28(7)                                                                               37,209            33,062
Federal National Mortgage Assn.:
4.50%, 10/1/24-10/1/39(5)                                                                           13,175,000        13,479,434
5%, 11/25/21-8/25/33                                                                                10,775,153        11,196,889
5%, 10/1/39-11/1/39(5)                                                                              23,900,000        24,680,459
5.303%, 10/1/36                                                                                      9,346,963         9,772,448
5.50%, 4/25/21-7/1/22                                                                                  727,909           771,383
5.50%, 10/1/24-10/1/39(5)                                                                           51,323,000        53,710,304
6%, 10/25/16-9/25/21                                                                                 1,684,799         1,805,566
6%, 10/1/24-10/1/39(5)                                                                              35,265,000        37,320,887
6.50%, 3/25/17-1/1/34                                                                                8,301,712         8,967,112
6.50%, 10/1/39(5)                                                                                    7,000,000         7,482,342
7%, 11/1/17-6/25/34                                                                                  8,465,655         9,341,001
7.50%, 2/25/27-3/25/33                                                                               4,003,422         4,483,844
8.50%, 7/1/32                                                                                            6,858             7,621
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass
Pass-Through Certificates:
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                                                 747,326           807,919
Trust 2001-44, Cl. QC, 6%, 9/25/16                                                                   1,317,240         1,418,954
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                                 388,229           416,032
Trust 2001-69, Cl. PF, 1.246%, 12/25/31(1)                                                             822,718           826,752
Trust 2001-74, Cl. QE, 6%, 12/25/311                                                                 4,223,586         4,562,987
Trust 2001-80, Cl. ZB, 6%, 1/25/32                                                                     891,232           966,874
Trust 2002-12, Cl. PG, 6%, 3/25/17                                                                     591,705           638,388
Trust 2002-29, Cl. F, 1.246%, 4/25/32(1)                                                               404,533           406,538
Trust 2002-56, Cl. KW, 6%, 4/25/23                                                                   1,553,506         1,586,332
Trust 2002-60, Cl. FH, 1.246%, 8/25/32(1)                                                              842,234           844,994
Trust 2002-64, Cl. FJ, 1.246%, 4/25/32(1)                                                              124,569           124,512
Trust 2002-68, Cl. FH, 0.744%, 10/18/32(1)                                                             278,918           275,749


                     4 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT            VALUE
                                                                                               ---------------   ---------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2002-71, Cl. UB, 5%, 11/25/15                                                            $       456,975   $       458,641
Trust 2002-84, Cl. FB, 1.246%, 12/25/32(1)                                                           1,655,532         1,662,677
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                                      609,337           657,612
Trust 2002-9, Cl. PR, 6%, 3/25/17                                                                      746,104           805,215
Trust 2002-90, Cl. FH, 0.746%, 9/25/32(1)                                                              926,275           912,862
Trust 2003-11, Cl. FA, 1.246%, 9/25/32(1)                                                            1,655,570         1,662,715
Trust 2003-116, Cl. FA, 0.646%, 11/25/33(1)                                                            114,607           112,332
Trust 2003-81, Cl. PW, 4%, 3/25/25                                                                      34,104            34,095
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                                  1,825,000         1,946,358
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                                571,000           598,662
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                                                              2,160,000         2,267,728
Trust 2005-25, Cl. PS, 27.077%, 4/25/35(1)                                                             668,641           920,263
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                                                  560,000           595,782
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                                                  480,000           495,171
Trust 2006-46, Cl. SW, 23.296%, 6/25/36(1)                                                           1,106,418         1,452,852
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 50.779%, 11/18/31(6)                                                            454,768            58,231
Trust 2001-63, Cl. SD, 39.87%, 12/18/31(6)                                                             108,445            15,760
Trust 2001-68, Cl. SC, 32.231%, 11/25/31(6)                                                             74,566             9,638
Trust 2001-81, Cl. S, 36.235%, 1/25/32(6)                                                               87,916            11,634
Trust 2002-28, Cl. SA, 39.513%, 4/25/32(6)                                                              53,607             7,013
Trust 2002-38, Cl. SO, 58.764%, 4/25/32(6)                                                             274,410            31,566
Trust 2002-48, Cl. S, 35.89%, 7/25/32(6)                                                                84,512            11,538
Trust 2002-52, Cl. SL, 37.297%, 9/25/32(6)                                                              53,866             7,354
Trust 2002-56, Cl. SN, 38.636%, 7/25/32(6)                                                             116,130            15,951
Trust 2002-77, Cl. IS, 50.535%, 12/18/32(6)                                                            467,513            68,099
Trust 2002-77, Cl. SH, 44.148%, 12/18/32(6)                                                            118,568            19,263
Trust 2002-9, Cl. MS, 35.158%, 3/25/32(6)                                                              113,012            16,403
Trust 2003-117, Cl. KS, 60.482%, 8/25/33(6)                                                          8,889,139           954,101
Trust 2003-13, Cl. IO, 10.189%, 3/25/33(6)                                                             880,377           161,177
Trust 2003-26, Cl. DI, 11.758%, 4/25/33(6)                                                             696,867           117,880
Trust 2003-33, Cl. SP, 55.636%, 5/25/33(6)                                                             783,305           107,812
Trust 2003-38, Cl. SA, 40.443%, 3/25/23(6)                                                           1,377,179           166,213
Trust 2003-4, Cl. S, 47.824%, 2/25/33(6)                                                               236,069            32,767
Trust 2005-14, Cl. SE, 42.486%, 3/25/35(6)                                                           2,953,178           259,978
Trust 2005-40, Cl. SA, 75.136%, 5/25/35(6)                                                           2,492,783           317,052
Trust 2005-40, Cl. SB, 98.048%, 5/25/35(6)                                                           3,928,682           630,628
Trust 2005-63, Cl. SA, 96.112%, 10/25/31(6)                                                            183,194            23,092
Trust 2005-71, Cl. SA, 73.616%, 8/25/25(6)                                                             606,140            70,318
Trust 2005-85, Cl. SA, 99.999%, 10/25/35(6)                                                          9,502,506         1,037,558
Trust 2005-87, Cl. SE, 62.891%, 10/25/35(6)                                                         30,487,684         2,617,346
Trust 2005-87, Cl. SG, 85.626%, 10/25/35(6)                                                          3,209,938           309,100
Trust 2006-60, Cl. DI, 40.563%, 4/25/35(6)                                                           2,796,607           407,858
Trust 2006-90, Cl. SX, 99.999%, 9/25/36(6)                                                           2,439,350           469,193
Trust 2007-88, Cl. XI, 13.776%, 6/25/37(6)                                                          10,556,805         1,045,503


                     5 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT            VALUE
                                                                                               ---------------   ---------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 214, Cl. 2, 25.178%, 3/1/23(6)                                                           $       585,861   $       104,610
Trust 221, Cl. 2, 22.442%, 5/1/23(6)                                                                    65,791            11,803
Trust 240, Cl. 2, 26.615%, 9/1/23(6)                                                                   125,555            22,489
Trust 254, Cl. 2, 16.267%, 1/1/24(6)                                                                 1,061,965           195,940
Trust 2682, Cl. TQ, 99.999%, 10/15/33(6)                                                               942,484           153,245
Trust 2981, Cl. BS, 99.999%, 5/15/35(6)                                                              1,682,822           207,050
Trust 301, Cl. 2, 0.202%, 4/1/29(6)                                                                    268,624            62,502
Trust 313, Cl. 2, 28.472%, 6/1/31(6)                                                                 2,959,516           604,240
Trust 319, Cl. 2, 5.313%, 2/1/32(6)                                                                     86,212            17,223
Trust 321, Cl. 2, 5.073%, 4/1/32(6)                                                                    352,564            73,147
Trust 324, Cl. 2, 0.00%, 7/1/32(6,21)                                                                  372,457            75,428
Trust 328, Cl. 2, 0.00%, 12/1/32(6, 21)                                                              4,845,929           886,569
Trust 331, Cl. 5, 0.00%, 2/1/33(6, 21)                                                               1,420,266           247,440
Trust 334, Cl. 12, 0.00%, 2/1/33(6, 21)                                                              1,212,103           204,049
Trust 339, Cl. 15, 4.515%, 7/1/33(6)                                                                 3,396,849           470,956
Trust 339, Cl. 7, 0.00%, 7/1/33(6, 21)                                                               5,814,993           789,151
Trust 345, Cl. 9, 0.00%, 1/1/34(6, 21)                                                               1,629,133           237,721
Trust 351, Cl. 10, 0.00%, 4/1/34(6, 21)                                                                707,703            95,117
Trust 351, Cl. 8, 0.643%, 4/1/34(6)                                                                  1,143,723           152,092
Trust 351, Cl. 9, 0.00%, 10/1/34(6, 21)                                                             13,981,525         1,862,183
Trust 356, Cl. 10, 0.00%, 6/1/35(6, 21)                                                                988,884           141,490
Trust 356, Cl. 12, 0.00%, 2/1/35(6, 21)                                                                505,088            67,245
Trust 362, Cl. 12, 0.00%, 8/1/35(6, 21)                                                                944,946           163,337
Trust 362, Cl. 13, 0.00%, 8/1/35(6, 21)                                                                558,913            93,693
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security:
Trust 322, Cl. 1, 8.139%, 4/1/32(7)                                                                  4,603,547         4,023,408
Trust 324, Cl. 1, 7.912%, 7/1/32(7)                                                                    165,851           145,587
                                                                                                                 ---------------
                                                                                                                     314,330,905
                                                                                                                 ---------------
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn.:
4.125%, 12/9/25(1)                                                                                       6,446             6,557
4.50%, 10/1/39(5)                                                                                    4,650,000         4,719,750
7%, 3/29/28-7/29/28                                                                                    333,526           367,814
7.50%, 3/1/27                                                                                           14,994            16,794
8%, 11/29/25-5/29/26                                                                                    99,966           113,380
Government National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass
Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                                                  1,281,565         1,399,117
Series 2000-12, Cl. ZA, 8%, 2/16/30                                                                  3,008,480         3,254,790
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 47.654%, 7/16/28(6)                                                            162,104            24,266
Series 1998-6, Cl. SA, 66.65%, 3/16/28(6)                                                               98,621            19,323
Series 2001-21, Cl. SB, 79.638%, 1/16/27(6)                                                            741,547           105,103


                     6 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT                VALUE
                                                                                               ---------------       --------------
GNMA/GUARANTEED CONTINUED
Series 2006-47, Cl. SA, 75.024%, 8/16/36(6)                                                    $     3,676,623       $      412,679
                                                                                                                     --------------
                                                                                                                         10,439,573
                                                                                                                     --------------
NON-AGENCY--7.8%
COMMERCIAL--2.8%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates:
Series 2007-1, Cl. AMFX, 5.482%, 1/1/49                                                              4,159,386            2,843,377
Series 2008-1, Cl. A4, 6.354%, 12/1/17(1)                                                            3,670,000            3,336,159
Series 2008-1, Cl. AM, 6.397%, 2/10/51(1)                                                            3,415,000            2,330,223
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through Certificates, Series 2006-2, Cl. A1B,
0.366%, 9/25/36(1)                                                                                       3,655                3,644
CHL Mortgage Pass-Through Trust 2005-17, Mtg. Pass-Through Certificates, Series 2005-17, Cl.
1A8, 5.50%, 9/1/35                                                                                   3,740,000            2,836,028
CHL Mortgage Pass-Through Trust 2005-HYB8, Mtg. Pass-Through Certificates, Series 2005-HYB8,
Cl. 4A1, 5.497%, 12/20/35(1)                                                                           201,414              136,614
Citigroup Commercial Mortgage Trust 2006-C4, Commercial Mtg. Pass-Through Certificates,
Series 2006-C4, Cl. A3, 5.916%, 3/1/49(1)                                                            3,050,000            2,869,367
Citigroup, Inc., Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49                                9,170,000            9,135,679
Credit Suisse Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series
2007-C3, Cl. A4, 5.723%, 6/1/39(1)                                                                   1,560,000            1,235,941
CWALT Alternative Loan Trust 2007-8CB, Mtg. Pass-Through Certificates, Series 2007-8CB, Cl.
A1, 5.50%, 5/25/37                                                                                   4,358,456            3,202,843
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through Certificates:
Series 2006-AB1, Cl. A2A, 5.50%, 2/25/36                                                               328,398              312,681
Series 2006-AB2, Cl. A1, 5.888%, 6/25/36                                                               890,666              835,576
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                                           1,147,407              763,935
Series 2007-RS1, Cl. A2, 0.746%, 1/27/37(1, 3)                                                       1,556,589              473,787
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg. Pass-Through                        925,084              642,892
Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37
First Horizon Mortgage Pass-Through Trust 2007-AR3, Mtg. Pass-Through Certificates, Series
2007-AR3, Cl. 1A1, 6.115%, 11/1/37(1)                                                                4,952,240            3,386,292
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations, Series 2004-C3, Cl. A2,
4.433%, 7/10/39                                                                                      1,087,146            1,100,166
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through Certificates, Series
1998-C1, Cl. F, 4.69%, 5/15/30(1, 3)                                                                 1,567,000            1,566,228
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG11, Commercial
Mtg. Pass-Through Certificates, Series 2007-GG11, Cl. A4, 5.736%, 8/1/17                             7,325,000            6,613,949
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series 2006-GG8, Cl. A4,
5.56%, 11/1/39                                                                                       1,960,000            1,727,394


                     7 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT                VALUE
                                                                                               ---------------       --------------
COMMERCIAL CONTINUED
Indymac Index Mortgage Loan Trust 2005-AR31, Mtg. Pass-Through Certificates, Series
2005-AR31, Cl. 2 A2, 5.233%, 1/1/36(1)                                                         $       561,044       $      132,580
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through
Certificates:
Series 2007-CB18, Cl. A4, 5.44%, 6/1/47                                                              5,600,000            4,825,620
Series 2007-CB18, Cl. AM, 5.466%, 6/1/47                                                             6,400,000            4,394,909
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                                            5,682,000            5,655,686
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                                           2,380,000            2,278,787
Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49                                                             4,410,000            3,728,722
Series 2008-C2, Cl. A4, 6.068%, 2/1/51                                                               8,390,000            6,045,930
Series 2008-C2, Cl. AM, 6.798%, 2/1/51(1)                                                            4,990,000            2,539,233
JPMorgan Commercial Mortgage Finance Corp., Mtg. Pass-Through Certificates, Series 2000-C9,
Cl. A2, 7.77%, 10/15/32                                                                                 13,041               13,033
JPMorgan Mortgage Trust 2006-A2, Mtg. Pass-Through Certificates, Series 2006-A2, Cl. 3A4,
5.676%, 4/1/36(1)                                                                                    2,578,359              753,253
JPMorgan Mortgage Trust 2006-A7, Mtg. Pass-Through Certificates, Series 2006-A7, Cl. 2A2,
5.774%, 1/1/37(1)                                                                                      839,675              592,003
LB-UBS Commercial Mortgage Trust 2008-C1, Commercial Mtg. Pass-Through Certificates, Series
2008-C1, Cl. AM, 6.318%, 4/11/41(1)                                                                  2,610,000            1,946,059
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through Certificates, Series 2004-6, Cl.
10A1, 6%, 7/25/34                                                                                      354,669              303,612
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through Certificates:
Series 2007-IQ16, Cl. A4, 5.809%, 12/1/49                                                            3,420,000            2,936,192
Series 2006-HQ10, Cl. AM, 5.36%, 11/1/41                                                             8,500,000            6,472,347
RALI Series 2005-QA4 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2005-QA4,
Cl. A32, 5.372%, 4/25/35(1)                                                                            149,392               33,278
Residential Asset Securitization Trust 2006-A12, Mtg. Pass-Through Certificates, Series
2006-A12, Cl. 1A, 6.25%, 11/1/36                                                                     1,026,427              675,250
STARM Mortgage Loan Trust 2007-1, Mtg. Pass-Through Certificates, Series 2007-1, Cl. 2A1,
5.83%, 2/1/37(1)                                                                                    13,080,608            8,649,572
Structured Asset Mortgage Investments, Inc., Mtg. Pass-Through Certificates, Series
2002-AR3, Cl. A2, 0.996%, 9/19/32(1, 3)                                                                669,377              304,567
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg. Pass-Through Certificates,
Series 2006-C29, Cl. A2, 5.275%, 11/15/48                                                            2,997,000            2,979,875
Wachovia Bank Commercial Mortgage Trust 2007-C33, Commercial Mtg. Pass-Through Certificates,
Series 2007-C33, Cl. A4, 5.902%, 2/1/51(1)                                                           5,790,000            4,783,728
Wachovia Bank Commercial Mortgage Trust 2007-C34, Commercial Mtg. Pass-Through Certificates,
Series 2007-C34, Cl. AJ, 5.956%, 5/1/46(1)                                                           2,610,000            1,398,501
WaMu Mortgage Pass-Through Certificates 2006-AR15 Trust, Mtg. Pass-Through Certificates,
Series 2006-AR15, Cl. 1A, 1.741%, 11/1/46(1, 3)                                                      1,462,555              688,895


                     8 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT                VALUE
                                                                                               ---------------       --------------
COMMERCIAL CONTINUED
WaMu Mortgage Pass-Through Certificates 2007-OA3 Trust, Mtg. Pass-Through Certificates,
Series 2007-OA3, Cl. 5A, 2.151%, 4/1/47(1, 3)                                                  $     1,049,320       $      443,932
Wells Fargo Mortgage-Backed Securities 2004-V Trust, Mtg. Pass-Through Certificates, Series
2004-V, Cl. 1A1, 3.412%, 10/1/34(1)                                                                  3,051,760            2,878,247
Wells Fargo Mortgage-Backed Securities 2004-W Trust, Mtg. Pass-Through Certificates, Series
2004-W, Cl. B2, 4.256%, 11/1/34(1)                                                                   1,107,828              496,506
Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2005-AR1, Cl. 1A1, 4.526%, 2/1/35(1)                                            5,340,040            4,795,532
Wells Fargo Mortgage-Backed Securities 2006-AR8 Trust, Mtg. Pass-Through Certificates,
Series 2006-AR8, Cl. 1A3, 3.818%, 4/25/36(1)                                                         3,275,728            2,340,713
                                                                                                                     --------------
                                                                                                                        118,439,337
                                                                                                                     --------------
MANUFACTURED HOUSING--0.1%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust, Mtg. Pass-Through Certificates,
Series 2006-AR12, Cl. 2A1, 6.10%, 9/25/36(1)                                                         5,555,299            4,392,538
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through Certificates,
Series 2006-AR2, Cl. 2A5, 5.031%, 3/25/36(1)                                                         1,672,098            1,369,456
                                                                                                                     --------------
                                                                                                                          5,761,994
                                                                                                                     --------------
MULTIFAMILY--0.2%
Merrill Lynch Mortgage Investors Trust 2005-A2, Mtg. Pass-Through Certificates, Series
2005-A2, Cl. A2, 4.479%, 2/1/35(1)                                                                   1,238,864            1,112,658
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg. Pass-Through Certificates,
Series 2006-AR10, Cl. 2A1, 5.60%, 7/25/36(1)                                                         4,204,440            3,140,822
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through Certificates,
Series 2006-AR6, Cl. 3A1, 5.094%, 3/25/36(1)                                                         4,819,524            3,988,476
                                                                                                                     --------------
                                                                                                                          8,241,956
                                                                                                                     --------------
RESIDENTIAL--4.7%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates, Series
2007-4, Cl. AM, 6.002%, 8/1/17(1)                                                                    6,560,000            4,728,630
Bear Stearns ARM Trust 2004-2, Mtg. Pass-Through Certificates, Series 2004-2, Cl. 12A2,
3.94%, 5/1/34(1, 3)                                                                                  4,461,960            3,602,247
Bear Stearns ARM Trust 2004-9, Mtg. Pass-Through Certificates, Series 2004-9, Cl. 23A1,
4.983%, 11/1/34(1)                                                                                   2,156,787            2,059,015
Chase Mortgage Finance Trust 2006-S3, Multiclass Mtg. Pass-Through Certificates, Series
2006-S3, Cl. 1A2, 6%, 11/1/36                                                                        4,210,000            3,170,659
Chase Mortgage Finance Trust 2007-A1, Multiclass Mtg. Pass-Through Certificates, Series
2007-A1, Cl. 9A1, 4.566%, 2/1/37(1)                                                                  3,079,363            2,870,755
CHL Mortgage Pass-Through Trust 2005-26, Mtg. Pass-Through Certificates, Series 2005-26, Cl
1A8, 5.50%, 11/1/35                                                                                  3,232,787            2,965,787


                     9 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT                VALUE
                                                                                               ---------------       --------------
RESIDENTIAL CONTINUED
CHL Mortgage Pass-Through Trust 2005-27, Mtg. Pass-Through Certificates, Series 2005-27, Cl
2A1, 5.50%, 12/1/35                                                                            $     2,968,259       $    2,369,601
CHL Mortgage Pass-Through Trust 2005-31, Mtg. Pass-Through Certificates, Series 2005-31, Cl
2A4, 5.445%, 1/1/36(1)                                                                               1,345,547              353,091
CHL Mortgage Pass-Through Trust 2005-J4, Mtg. Pass-Through Certificates, Series 2005-J4, Cl
A7, 5.50%, 11/1/35                                                                                   2,110,000            1,522,762
CHL Mortgage Pass-Through Trust 2007-HY3, Mtg. Pass-Through Certificates, Series 2007-HY3,
Cl. 1A1, 5.724%, 6/1/47(1, 3)                                                                        2,671,480            1,442,599
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg. Pass-Through Certificates:
Series 2007-HY4, Cl. 1A1, 6.073%, 9/1/47(1)                                                         15,998,075           10,180,921
Series 2007-HY4, Cl. 1A2, 6.073%, 9/1/47(1, 3)                                                       3,450,869              552,139
Series 2007-HY4, Cl. 2A2, 6.207%, 11/1/37(1, 3)                                                        756,996              121,119
Series 2007-HY4, Cl. 3A2, 6.395%, 11/1/37(1, 3)                                                        817,409              114,437
CHL Mortgage Pass-Through Trust 2007-HY5, Mtg. Pass-Through Certificates:
Series 2007-HY5, Cl. 1A2, 5.922%, 9/1/37(1, 3)                                                       3,791,264              758,253
Series 2007-HY5, Cl. 2A2, 5.955%, 9/1/37(1, 3)                                                       1,004,463              190,848
Series 2007-HY5, Cl. 3A2, 6.157%, 9/1/37(1, 3)                                                       2,561,879              537,995
Citigroup Commercial Mortgage Trust 2007-C6, Commercial Mtg. Pass-Through Certificates,
Series 2007-C6, Cl. A2, 5.888%, 8/1/12(1)                                                            1,110,000            1,118,883
Citigroup Mortgage Loan Trust, Inc. 2005-2, Mtg. Pass-Through Certificates, Series 2005-2,
Cl. 1A3, 4.954%, 5/1/35(1, 3)                                                                        3,552,356            2,867,817
Citigroup Mortgage Loan Trust, Inc. 2005-3, Mtg. Pass-Through Certificates, Series 2005-3,
Cl. 2A4, 5.189%, 8/1/35(1)                                                                           7,235,665            4,516,573
Citigroup Mortgage Loan Trust, Inc. 2006-AR1, Asset-Backed Pass-Through Certificates, Series
2006-AR1, Cl. 3A2, 5.50%, 3/1/36(1)                                                                  3,945,018              930,688
Citigroup Mortgage Loan Trust, Inc. 2006-AR2, Asset-Backed Pass-Through Certificates:
Series 2006-AR2, Cl. 1A2, 5.528%, 3/1/36(1)                                                          8,516,491            5,828,548
Series 2006-AR2, Cl. 1AB, 5.591%, 3/1/36                                                             3,456,864              924,690
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg
Pass-Through Certificates, Series 2007-CD4, Cl. AMFX, 5.366%, 12/1/49                                5,700,000            3,889,540
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Series 2006-A5, Cl. 2A1, 5.50%, 10/1/21                                   2,612,126            2,243,933
CWALT Alternative Loan Trust 2006-43CB, Mtg.Pass-Through Certificates, Series 2006-43CB, Cl
1A10, 6%, 2/1/37                                                                                    13,241,965            8,968,444
GSR Mortgage Loan Trust 2004-5, Mtg. Pass-Through Certificates, Series 2004-5, Cl. 2A1,
3.837%, 5/1/34(1)                                                                                    3,368,920            2,671,500
GSR Mortgage Loan Trust 2005-AR6, Mtg. Pass-Through Certificates:
Series 2005-AR6, Cl. 1A4, 3.716%, 9/1/35(1)                                                          9,034,816            6,931,446
Series 2005-AR6, Cl. 3A1, 4.558%, 9/25/35(1)                                                         4,043,853            3,599,813


                     10 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT                VALUE
                                                                                               ---------------       --------------
RESIDENTIAL CONTINUED
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates, Series 2005-AR7, Cl. 4A1,
5.338%, 11/1/35(1)                                                                             $     4,373,979       $    3,465,565
GSR Mortgage Loan Trust 2007-AR1, Mtg. Pass-Through Certificates, Series 2007-AR1, Cl. 4A1,
5.799%, 3/1/37(1, 3)                                                                                 3,340,208            2,558,217
JPMorgan Mortgage Trust 2007-A1, Mtg. Pass-Through Certificates, Series 2007-A1, Cl. 7A1,
5.294%, 7/1/35(1, 3)                                                                                 5,473,646            4,433,654
JPMorgan Mortgage Trust 2007-A3, Mtg. Pass-Through Certificates, Series 2007-A3, Cl. 3A3,
5.996%, 5/1/37(1, 3)                                                                                 1,595,043              226,018
LB-UBS Commercial Mortgage Trust 2007-C7, Commercial Mtg. Pass-Through Certificates, Series
2007-C7, Cl. AM, 6.374%, 9/11/45(1)                                                                 10,430,000            7,568,405
Mastr Adjustable Rate Mortgages Trust 2006-2, Mtg. Pass-Through Certificates, Series 2006-2,
Cl. 1A1, 4.337%, 4/1/36(1)                                                                           2,921,372            2,008,551
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg. Pass-Through Certificates, Series
2006-3, Cl. 2A1, 6.08%, 10/25/36(1)                                                                  4,997,074            4,298,071
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A5, 6%, 9/25/36                  3,027,350            2,374,096
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                    292,598              276,232
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-QS6,
Cl. A28, 5.75%, 4/25/37                                                                              1,283,985              791,892
Residential Asset Securitization Trust 2005-A14, Mtg. Pass-Through Certificates, Series
2005-A14, Cl. A1, 5.50%, 12/1/35                                                                     3,720,000            2,759,547
Residential Asset Securitization Trust 2005-A6CB, Mtg. Pass-Through Certificates, Series
2005-A6CB, Cl. A7, 6%, 6/1/35                                                                        5,681,478            4,184,493
Residential Funding Mortgage Securities I, Inc., Mtg. Pass-Through Certificates, 5.756%,
7/1/37(1, 3)                                                                                         2,875,606              206,468
WaMu Mortgage Pass-Through Certificates 2003-AR9 Trust, Mtg. Pass-Through Certificates,
Series 2003-AR9, Cl. 2A, 2.881%, 9/25/33(1)                                                          1,402,243            1,304,847
WaMu Mortgage Pass-Through Certificates 2005-AR12 Trust, Mtg. Pass-Through Certificates,
Series 2007-AR12, Cl. 1A8, 4.822%, 10/1/35(1)                                                        3,403,781            2,762,731
WaMu Mortgage Pass-Through Certificates 2006-AR10 Trust, Mtg. Pass-Through Certificates,
Series 2006-AR10, Cl. 1A2, 5.922%, 9/1/36(1)                                                         3,612,478            2,989,932
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust, Mtg. Pass-Through Certificates:
Series 2007-HY1, Cl. 4A1, 5.392%, 2/1/37(1)                                                         17,713,393           11,412,643
Series 2007-HY1, Cl. 5A1, 5.737%, 2/1/37(1)                                                         10,591,619            7,685,015
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust, Mtg. Pass-Through Certificates,
Series 2007-HY2, Cl. 1A1, 5.564%, 12/1/36(1)                                                        12,893,684            8,304,941
WaMu Mortgage Pass-Through Certificates 2007-HY3 Trust, Mtg. Pass-Through Certificates,
Series 2007-HY3, Cl. 4A1, 5.32%, 3/1/37(1)                                                          11,114,138            8,742,254


                     11 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT                VALUE
                                                                                               ---------------       --------------
RESIDENTIAL CONTINUED
WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust, Mtg. Pass-Through Certificates,
Series 2007-HY4, Cl. 4A1, 5.499%, 9/25/36(1)                                                   $    10,263,715       $    7,711,775
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust, Mtg. Pass-Through Certificates,
Series 2007-HY6, Cl. 2A1, 5.667%, 6/25/37(1)                                                         5,315,188            3,490,198
WaMu Mortgage Pass-Through Certificates 2007-HY7 Trust, Mtg. Pass-Through Certificates,
Series 2007-HY7, Cl. 2A1, 5.79%, 7/1/37(1)                                                           2,891,300            1,815,945
Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust, Mtg. Pass-Through Certificates,
Series 2005-AR16, Cl. 2A1, 4.418%, 10/1/35(1)                                                        2,044,460            1,773,751
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg. Pass-Through Certificates:
Series 2006-AR10, Cl. 2A2, 5.60%, 7/1/36(1, 3)                                                       2,177,079              391,874
Series 2006-AR10, Cl. 3A2, 4.393%, 7/1/36(1, 3)                                                        824,194              156,597
Series 2006-AR10, Cl. 4A2, 5.557%, 7/1/36(1, 3)                                                      3,068,330              582,983
Series 2006-AR10, Cl. 5A3, 5.592%, 7/1/36(1)                                                         1,475,806            1,091,423
Series 2006-AR10, Cl. 5A6, 5.592%, 7/1/36(1)                                                        15,854,139           11,871,269
Wells Fargo Mortgage-Backed Securities 2006-AR13 Trust, Mtg. Pass-Through Certificates,
Series 2006-AR13, Cl. A4, 5.747%, 9/1/36(1)                                                         11,440,000            7,417,669
Wells Fargo Mortgage-Backed Securities 2006-AR8 Trust, Mtg. Pass-Through Certificates,
Series 2006-AR8, Cl. 2A1, 5.24%, 4/1/36(1)                                                           2,361,064            1,818,626
                                                                                                                     --------------
                                                                                                                        198,508,415
                                                                                                                     --------------
Total Mortgage-Backed Obligations (Cost $724,428,866)                                                                   655,722,180
                                                                                                                     --------------
U.S. GOVERNMENT OBLIGATIONS--2.5%
Federal Home Loan Bank Unsec. Bonds, 3.625%, 10/18/13                                                9,795,000           10,330,747
Federal Home Loan Mortgage Corp. Nts., 2.50%, 4/23/14                                               18,400,000           18,459,009
Federal National Mortgage Assn. Nts.:
3%, 9/16/14                                                                                         15,625,000           15,908,453
4.375%, 10/15/15(8)                                                                                  8,685,000            9,354,318
Resolution Funding Corp. Bonds, Residual Funding STRIPS, 4.994%, 1/15/21(9)                          1,235,000              766,508
U.S. Treasury Bills, 0.10%, 10/15/09(10)                                                            50,000,000           49,996,500
U.S. Treasury Bonds:
STRIPS, 4.201%, 2/15/11(9)                                                                             900,000              892,900
STRIPS, 4.833%, 2/15/16(9)                                                                           2,116,000            1,750,067
                                                                                                                     --------------
Total U.S. Government Obligations (Cost $106,495,652)                                                                   107,458,502
                                                                                                                     --------------
FOREIGN GOVERNMENT OBLIGATIONS--39.4%
ARGENTINA--0.3%
Argentina (Republic of) Bonds:
0.943%, 8/3/12(1)                                                                                      428,625              348,841
Series GDP, 1.626%, 12/15/35(1)                                                                      8,600,000              614,900
Series V, 7%, 3/28/11                                                                                2,320,000            2,107,398


                     12 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT                VALUE
                                                                                               ---------------       --------------
Series VII, 7%, 9/12/13                                                                        $     3,035,000      $     2,345,296
Argentina (Republic of) Sr. Unsec. Nts., 7%, 10/3/15                                                12,420,000            8,544,705
                                                                                                                     --------------
                                                                                                                         13,961,140
                                                                                                                     --------------
AUSTRALIA--0.1%
New South Wales Treasury Corp. Bonds:
Series 12, 6%, 5/1/12                                                                                1,140,000 AUD        1,025,510
Series 14, 5.50%, 8/1/14                                                                             1,660,000 AUD        1,456,661
                                                                                                                     --------------
                                                                                                                          2,482,171
                                                                                                                     --------------
BELGIUM--0.1%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35                                                   2,290,000 EUR        3,696,341
BRAZIL--3.6%
Banco Nacional de Desenvolvimento Economico e Social Nts., 6.369%, 6/16/18(11)                       3,550,000            3,749,688
Brazil (Federal Republic of) Bonds:
6%, 1/17/17                                                                                         19,770,000           21,489,990
8%, 1/15/18                                                                                         10,903,611           12,680,900
8.875%, 10/14/19                                                                                     4,610,000            6,004,525
Brazil (Federal Republic of) Nota Do Tesouro Nacional Nts.:
10%, 1/10/10                                                                                         3,322,000 BRR        1,920,684
10%, 1/1/12                                                                                         64,581,000 BRR       36,219,707
10%, 1/1/14                                                                                          8,370,000 BRR        4,483,657
10%, 1/1/17                                                                                        116,096,000 BRR       58,884,044
10.878%, 5/15/45                                                                                     4,545,000 BRR        4,680,820
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15                                                      130,000              153,920
Brazil (Federal Republic of) Sr. Nts., 5.875%, 1/15/19                                               2,680,000            2,894,400
                                                                                                                     --------------
                                                                                                                        153,162,335
                                                                                                                     --------------
CANADA--0.2%
Ontario (Province of) Bonds, 4.20%, 3/8/18                                                           4,775,000 CAD        4,630,767
Quebec (Province of) Nts., 4.50%, 12/1/18                                                            4,730,000 CAD        4,629,493
                                                                                                                     --------------
                                                                                                                          9,260,260
                                                                                                                     --------------
COLOMBIA--0.9%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28(11)                                             3,058,000,000 COP        1,466,415
Colombia (Republic of) Bonds:
7.375%, 9/18/37                                                                                      3,805,000            4,318,675
12%, 10/22/15                                                                                   37,816,000,000 COP       23,323,045
Colombia (Republic of) Sr. Nts., 7.375%, 3/18/19                                                     7,280,000            8,361,080
Colombia (Republic of) Unsec. Nts., 7.375%, 1/27/17                                                  1,640,000            1,887,640
Colombia (Republic of) Unsec. Unsub. Bonds, 9.85%, 6/28/27                                       1,002,000,000 COP          555,982
                                                                                                                     --------------
                                                                                                                         39,912,837
                                                                                                                     --------------
DENMARK--0.1%
Denmark (Kingdom of) Bonds, 4%, 11/15/17                                                            15,720,000 DKK        3,226,993
EGYPT--0.8%
Egypt (The Arab Republic of) Treasury Bills:
Series 182, 9.576%, 10/20/09(9)                                                                     10,600,000 EGP        1,916,708
Series 182, 9.595%, 12/8/09(9)                                                                      15,800,000 EGP        2,822,864
Series 182, 9.679%, 11/10/09(9)                                                                      3,525,000 EGP          633,981


                     13 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT                VALUE
                                                                                               ---------------       --------------
Series 182, 9.704%, 11/3/09(9)                                                                      15,800,000 EGP   $    2,846,757
Series 273, 9.595%, 12/8/09(9)                                                                      15,850,000 EGP        2,831,798
Series 364, 9.59%, 10/20/09(9)                                                                      22,125,000 EGP        4,000,676
Series 364, 9.656%, 11/10/09(9)                                                                     69,875,000 EGP       12,571,976
Series 364, 9.827%, 11/3/09(9)                                                                      22,350,000 EGP        4,030,068
Egypt (The Arab Republic of) Unsec. Unsub. Bonds, 8.75%, 7/15/12(11)                                22,870,000 EGP        4,198,237
                                                                                                                     --------------
                                                                                                                         35,853,065
                                                                                                                     --------------
FRANCE--0.7%
France (Government of) Bonds, 3.75% 10/25/19                                                         4,950,000 EUR        7,376,859
France (Government of) Obligations Assimilables du Tresor Bonds, 4%, 10/25/38                        4,940,000 EUR        7,136,195
France (Government of) Treasury Nts., 1.50%, 9/12/11                                                11,335,000 EUR       16,656,840
                                                                                                                     --------------
                                                                                                                         31,169,894
                                                                                                                     --------------
GERMANY--14.9%
Germany (Federal Republic of) Bonds:
3.50%, 7/4/19                                                                                       16,905,000 EUR       25,315,668
Series 03, 3.75%, 7/4/13                                                                            26,626,000 EUR       41,243,688
Series 08, 4.75%, 7/4/40                                                                             5,175,000 EUR        8,638,969
Germany (Federal Republic of) Treasury Bills:
Series 011, 0.475%, 1/27/10(9)                                                                      31,350,000 EUR       45,679,449
Series 012, 0.384%, 11/25/09(9)                                                                    100,000,000 EUR      146,192,344
Series 23, 0.495%, 12/9/09(9)                                                                       25,900,000 EUR       37,784,225
Series 26, 0.497%, 1/13/10(9)                                                                      221,700,000 EUR      324,101,289
                                                                                                                     --------------
                                                                                                                        628,955,632
                                                                                                                     --------------
GHANA--0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17(11)                                                        2,200,000            2,211,000
GREECE--0.4%
Greece (Republic of) Bonds, 4.60%, 5/20/13                                                          11,735,000 EUR       18,208,706
HUNGARY--1.3%
Hungary (Republic of) Bonds:
Series 10/C, 6.75%, 4/12/10                                                                        345,000,000 HUF        1,868,802
Series 11/B, 6%, 10/12/11                                                                           94,000,000 HUF          498,045
Series 11/C, 6.75%, 4/22/11                                                                      1,731,900,000 HUF        9,309,247
Series 11/A, 7.50%, 2/12/11                                                                         47,000,000 HUF          256,421
Series 12/C, 6%, 10/24/12                                                                        1,845,000,000 HUF        9,629,729
Series 12/B, 7.25%, 6/12/12                                                                      1,000,000,000 HUF        5,410,685
Series 13/D, 6.75%, 2/12/13                                                                        560,000,000 HUF        2,980,976
Series 14/C, 5.50%, 2/12/14                                                                        503,700,000 HUF        2,528,733
Series 15/A, 8%, 2/12/15                                                                         2,431,000,000 HUF       13,419,437
Series 17/B, 6.75%, 2/24/17                                                                        235,700,000 HUF        1,207,017
Series 19/A, 6.50%, 6/24/19                                                                      1,410,000,000 HUF        6,966,351
                                                                                                                     --------------
                                                                                                                         54,075,443
                                                                                                                     --------------
INDONESIA--0.8%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14(11)                                                                                   1,418,000            1,542,075
6.875%, 1/17/18(11)                                                                                  7,285,000            7,904,225
7.25%, 4/20/15(11)                                                                                   4,293,000            4,775,963


                     14 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT                VALUE
                                                                                               ---------------       --------------
Indonesia (Republic of) Sr. Unsec. Nts.:
7.75%, 1/17/38(11)                                                                             $     4,815,000      $     5,368,725
10.375%, 5/4/14(11)                                                                                  2,720,000            3,325,200
11.625%, 3/4/19(11)                                                                                  2,305,000            3,255,813
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35(11)                                             6,700,000            8,140,500
                                                                                                                     --------------
                                                                                                                         34,312,501
                                                                                                                     --------------
ISRAEL--0.4%
Israel (State of) Bonds:
5.50%, 2/28/17                                                                                      24,370,000 ILS        7,065,456
Series 2682, 7.50%, 3/31/14                                                                         25,080,000 ILS        7,967,137
                                                                                                                     --------------
                                                                                                                         15,032,593
                                                                                                                     --------------
ITALY--0.7%
Italy (Republic of) Treasury Bonds:
Buoni del Tesoro Poliennali, 3.75%, 12/15/13                                                        13,177,000 EUR       20,023,579
Buoni del Tesoro Poliennali, 5.25%, 8/1/11                                                           7,090,000 EUR       11,087,712
                                                                                                                     --------------
                                                                                                                         31,111,291
                                                                                                                     --------------
JAPAN--3.1%
Japan (Government of) Bonds:
2 yr., 0.20%, 10/15/11(5)                                                                          770,000,000 JPY        8,571,091
5 yr., Series 72, 1.50%, 6/20/13(5)                                                              2,926,000,000 JPY       33,884,589
10 yr., Series 279, 2%, 3/20/16(5)                                                                 767,000,000 JPY        9,203,915
10 yr., Series 282, 1.70%, 9/20/16(5)                                                            2,147,000,000 JPY       25,315,896
10 yr., Series 301, 1.50%, 6/20/19(5)                                                            1,914,000,000 JPY       21,797,489
20 yr., Series 112, 2.10%, 6/20/29(5)                                                            2,689,000,000 JPY       30,310,495
                                                                                                                     --------------
                                                                                                                        129,083,475
                                                                                                                     --------------
MEXICO--2.8%
United Mexican States Bonds:
5.625%, 1/15/17                                                                                      5,820,000            6,070,260
Series A, 6.375%, 1/16/13                                                                            2,230,000            2,456,345
Series M 10, 7.75%, 12/14/17(1)                                                                    224,000,000 MXN       16,534,874
Series MI10, 8%, 12/19/13                                                                          453,000,000 MXN       34,529,629
Series M10, 8%, 12/17/15                                                                            94,000,000 MXN        7,091,613
Series MI10, 9.50%, 12/18/14(1)                                                                     84,600,000 MXN        6,824,663
Series M20, 10%, 12/5/24(1)                                                                        485,040,000 MXN       41,546,621
United Mexican States Sr. Unsec. Bonds, 6.05%, 1/11/40                                                 790,000              791,975
United Mexican States Sr. Unsec. Nts., 5.875%, 2/17/14                                               2,045,000            2,198,375
                                                                                                                     --------------
                                                                                                                        118,044,355
                                                                                                                     --------------
NORWAY--0.0%
Norway (Kingdom of) Bonds, 6.50%, 5/15/13                                                            8,045,000 NOK        1,535,199
PANAMA--0.4%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                                                                       7,190,000            7,980,900
7.25%, 3/15/15                                                                                       4,450,000            5,106,375
8.875%, 9/30/27                                                                                      1,375,000            1,821,875
9.375%, 4/1/29                                                                                         655,000              897,350


                     15 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT                VALUE
                                                                                               ---------------       --------------
Panama (Republic of) Unsec. Bonds, 7.125%, 1/29/26                                             $     2,760,000       $    3,194,700
                                                                                                                     --------------
                                                                                                                         19,001,200
                                                                                                                     --------------
PERU--0.9%
Peru (Republic of) Bonds:
7.35%, 7/21/25                                                                                       3,100,000            3,634,750
7.84%, 8/12/20                                                                                      28,080,000 PEN       11,481,833
9.91%, 5/5/15                                                                                       10,351,000 PEN        4,605,720
Series 7, 8.60%, 8/12/17                                                                            27,250,000 PEN       11,692,082
Series 8-1, 12.25%, 8/10/11                                                                          5,415,000 PEN        2,235,180
Peru (Republic of) Sr. Nts., 4.533%, 2/28/16(9)                                                        363,871              282,837
Peru (Republic of) Sr. Unsec. Nts., 7.125%, 3/30/19                                                  1,730,000            2,004,205
                                                                                                                     --------------
                                                                                                                         35,936,607
                                                                                                                     --------------
PHILIPPINES--0.4%
Philippines (Republic of the) Unsec. Bonds:
7.75%, 1/14/31                                                                                       4,060,000            4,633,475
9%, 2/15/13                                                                                          7,625,000            8,940,313
Power Sector Assets & Liabilities Management Corp. Gtd. Sr. Unsec. Nts., 7.25%, 5/27/19(11)          2,280,000            2,439,600
                                                                                                                     --------------
                                                                                                                         16,013,388
                                                                                                                     --------------
POLAND--0.3%
Poland (Republic of) Bonds:
Series WS0922, 5.75%, 9/23/22                                                                        1,000,000 PLZ          333,242
Series 0414, 5.75%, 4/25/14(3)                                                                       9,285,000 PLZ        3,243,163
Series 0511, 4.25%, 5/24/11                                                                         23,380,000 PLZ        8,083,325
                                                                                                                     --------------
                                                                                                                         11,659,730
                                                                                                                     --------------
PORTUGAL--0.1%
Portugal (Republic of) Obrigacoes Do Tesouro Bonds, 5%, 6/15/12                                      2,600,000 EUR        4,114,092
SPAIN--0.1%
Spain (Government of) Bonos Y Oblig Del Estado, 4.25% 1/31/14                                        2,630,000 EUR        4,118,604
SWEDEN--0.1%
Sweden (Kingdom of) Bonds, Series 1050, 3%, 7/12/16                                                 23,345,000 SEK        3,329,283
THE NETHERLANDS--0.1%
Netherlands (Kingdom of the) Bonds, 5%, 7/15/11                                                      3,560,000 EUR        5,556,936
TURKEY--3.9%
Turkey (Republic of) Bonds:
6.75%, 4/3/18                                                                                       10,035,000           10,625,058
7%, 9/26/16                                                                                          6,560,000            7,093,328
7%, 3/11/19                                                                                          1,685,000            1,807,163
10.673%, 5/11/11(9)                                                                                 21,580,000 TRY       12,734,977
12.032%, 2/2/11(9)                                                                                   4,115,000 TRY        2,495,093
14%, 1/19/11(1)                                                                                     15,250,000 TRY       10,996,134
16%, 3/7/12(1)                                                                                     124,125,000 TRY       95,686,658
Series CPI, 10%, 2/15/12(1)                                                                          6,810,000 TRY        6,245,786
Series CPI, 12%, 8/14/13(1)                                                                          6,930,000 TRY        6,227,719


                     16 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT                VALUE
                                                                                               ---------------       --------------
Turkey (Republic of) Nts.:
7.25%, 3/15/15                                                                                 $     4,115,000       $    4,505,925
7.50%, 7/14/17                                                                                         800,000              886,000
Turkey (Republic of) Sr. Unsec. Nts., 7.50%, 11/7/19                                                 3,410,000            3,776,575
                                                                                                                     --------------
                                                                                                                        163,080,416
                                                                                                                     --------------
UNITED KINGDOM--0.7%
United Kingdom Treasury Bonds:
2.25%, 3/7/14                                                                                        5,620,000 GBP        8,864,326
4.25%, 3/7/11                                                                                        5,375,000 GBP        9,001,854
4.75%, 12/7/38                                                                                       6,950,000 GBP       12,361,363
                                                                                                                     --------------
                                                                                                                         30,227,543
                                                                                                                     --------------
URUGUAY--0.5%
Uruguay (Oriental Republic of) Bonds:
4.945%, 4/5/27                                                                                      48,300,000 UYU        2,145,150
7.625%, 3/21/36                                                                                      3,445,000            3,651,700
Uruguay (Oriental Republic of) Sr. Nts., 6.875%, 9/28/25                                             3,850,000            3,967,425
Uruguay (Oriental Republic of) Unsec. Bonds:
5%, 9/14/18                                                                                         54,110,000 UYU        3,266,492
8%, 11/18/22                                                                                         6,875,000            7,734,375
                                                                                                                     --------------
                                                                                                                         20,765,142
                                                                                                                     --------------
VENEZUELA--0.6%
Venezuela (Republic of) Bonds, 9%, 5/7/23                                                            3,495,000            2,638,725
Venezuela (Republic of) Nts.:
8.50%, 10/8/14                                                                                       5,920,000            5,298,400
10.75%, 9/19/13                                                                                      2,385,000            2,373,075
Venezuela (Republic of) Unsec. Bonds, 7.65%, 4/21/25                                                 8,795,000            5,848,675
Venezuela (Republic of) Unsec. Nts.:
6%, 12/9/20                                                                                          5,410,000            3,327,150
13.625%, 8/15/18(3)                                                                                  5,080,000            5,232,400
                                                                                                                     --------------
                                                                                                                         24,718,425
                                                                                                                     --------------
Total Foreign Government Obligations (Cost $1,566,658,152)                                                            1,663,816,597
                                                                                                                     --------------
LOAN PARTICIPATIONS--1.9%
Bayerische Hypo-und Vereinsbank AG for the City of Kiev, Ukraine Nts., 8.625%, 7/15/11(11)           8,210,000            6,855,350
Credit Suisse First Boston International, Export-Import Bank of Ukraine, 8.40% Sec. Nts.,
2/9/16                                                                                               2,940,000            2,234,400
Credit Suisse First Boston International, Export-Import Bank of Ukraine, 7.65% Sr. Sec
Bonds, 9/7/11                                                                                        1,400,000            1,253,000
Dali Capital plc/Bank of Moscow, 7.25% Sec. Nts., Series 28, Tranche 1, 11/25/09                    37,000,000 RUR        1,235,950
Gaz Capital SA:
7.288% Sr. Sec. Nts., 8/16/37(11)                                                                   13,050,000           12,267,000
7.51% Sr. Sec. Nts., 7/31/13(11)                                                                     5,970,000            6,343,125
8.625% Sr. Sec. Nts., 4/28/34(11)                                                                    3,590,000            3,940,025
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 12.50%, 7/20/15(1)          6,840,000            6,874,200


                     17 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT                VALUE
                                                                                               ---------------       --------------
LOAN PARTICIPATIONS CONTINUED                                                                  $     2,010,000       $    2,077,134
RSHB Capital SA/OJSC Russian Agricultural Bank, 7.75% Nts., 5/29/18(11)
Steel Capital SA for OAO Severstal, 9.75% Sec. Nts., 7/29/13(11)                                     5,310,000            5,343,188
TransCapitalInvest Ltd. for OJSC AK Transneft, 5.67% Sec. Bonds, 3/5/14(11)                          2,490,000            2,425,098
VIP Finance Ireland Ltd., 9.125% Bonds, 4/30/18(11)                                                  6,680,000            7,022,350
VTB Capital SA:
6.315% Sub. Unsec. Nts., 2/4/15                                                                     16,280,000           15,974,750
6.875% Sr. Sec. Nts., 5/29/18(11)                                                                    4,680,000            4,633,200
                                                                                                                     --------------
Total Loan Participations (Cost $78,821,353)                                                                             78,478,770
CORPORATE BONDS AND NOTES--25.8%
CONSUMER DISCRETIONARY--3.5%
AUTO COMPONENTS--0.1%
Allison Transmission, Inc., 11% Sr. Nts., 11/1/15(11)                                                4,885,000            4,811,725
Goodyear Tire & Rubber Co. (The), 9% Sr. Unsec. Nts., 7/1/15                                           910,000              948,675
                                                                                                                     --------------
                                                                                                                          5,760,400
                                                                                                                     --------------
AUTOMOBILES--0.5%
Case New Holland, Inc., 7.125% Sr. Unsec. Nts., 3/1/14                                               5,550,000            5,466,750
Daimler Finance North America LLC:
5.75% Unsec. Unsub. Nts., Series E, 9/8/11                                                             824,000              866,027
5.875% Sr. Unsec. Unsub. Nts., 3/15/11                                                               1,542,000            1,600,715
Ford Motor Co., 7.45% Bonds, 7/16/31                                                                 5,225,000            4,258,375
Ford Motor Credit Co. LLC:
7.50% Sr. Unsec. Unsub. Nts., 8/1/12                                                                 2,355,000            2,262,974
8% Unsec. Nts., 6/1/14                                                                               5,010,000            4,820,988
                                                                                                                     --------------
                                                                                                                         19,275,829
                                                                                                                     --------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Service Corp. International:
6.75% Sr. Unsec. Nts., 4/1/15                                                                        1,720,000            1,694,200
7% Sr. Unsec. Unsub. Nts., 6/15/17(3)                                                                  840,000              823,200
                                                                                                                     --------------
                                                                                                                          2,517,400
                                                                                                                     --------------
HOTELS, RESTAURANTS & LEISURE--0.9%
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13(3)                                                          1,725,000            1,423,125
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13(2,11)                                             4,560,000            1,128,600
Harrah's Operating Co., Inc., 10% Sr. Sec. Nts., 12/15/18(11)                                        5,887,000            4,709,600
Harrah's Operating Escrow LLC/Harrah's Escrow Group, 11.25% Sr. Sec. Nts., 6/1/17(11)                1,610,000            1,662,325
Isle of Capri Casinos, Inc., 7% Sr. Unsec. Sub. Nts., 3/1/14                                         2,890,000            2,586,550
Las Vegas Sands Corp., 6.375% Sr. Unsec. Nts., 2/15/15                                                 775,000              697,500
Mashantucket Pequot Tribe, 8.50% Bonds, Series A, 11/15/15(11)                                       7,370,000            2,708,475
McDonald's Corp., 5.80% Sr. Unsec. Nts., 10/15/17                                                      775,000              870,255
MGM Mirage, Inc.:
6.75% Sr. Unsec. Nts., 4/1/13                                                                        1,135,000              954,819
8.50% Sr. Unsec. Nts., 9/15/10                                                                         845,000              842,888
Mohegan Tribal Gaming Authority, 6.125% Sr. Unsec. Sub. Nts., 2/15/13                                1,630,000            1,356,975
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10                                        2,900,000            2,914,500


                     18 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT                VALUE
                                                                                               ---------------       --------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Peninsula Gaming LLC:
8.375% Sr. Sec. Nts., 8/15/15(11)                                                              $       460,000       $      462,300
10.75% Sr. Unsec. Nts., 8/15/17(11)                                                                  1,150,000            1,161,500
Penn National Gaming, Inc., 8.75% Sr. Unsec. Sub. Nts., 8/15/19(11)                                  2,825,000            2,846,188
Pinnacle Entertainment, Inc.:
8.25% Sr. Unsec. Sub. Nts., 3/15/12                                                                  1,198,000            1,203,990
8.625% Sr. Nts., 8/1/17(11)                                                                            455,000              459,550
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14(11)                                              1,795,000            1,875,775
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08(2, 3, 4)                                                    250,000                   --
Station Casinos, Inc., 6.50% Sr. Unsec. Sub. Nts., 2/1/14(2)                                        10,465,000              418,600
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16                                                 2,305,000            2,120,600
Wendy's/Arby's Group, Inc., 10% Sr. Unsec. Nts., 7/15/16(11)                                         3,510,000            3,746,925
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14                                3,410,000            3,307,700
                                                                                                                     --------------
                                                                                                                         39,458,740
                                                                                                                     --------------
HOUSEHOLD DURABLES--0.2%
Jarden Corp., 7.50% Sr. Unsec. Sub. Nts., 5/1/17                                                     4,085,000            3,993,088
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                                                  1,005,000              778,875
8.875% Sr. Sub. Nts., 4/1/12                                                                         2,830,000            2,391,350
Lennar Corp., 12.25% Sr. Unsec. Nts., 6/1/17                                                           915,000            1,120,875
                                                                                                                     --------------
                                                                                                                          8,284,188
                                                                                                                     --------------
MEDIA--1.5%
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                                  2,580,000            2,438,100
AMC Entertainment, Inc., 8% Sr. Unsec. Sub. Nts., 3/1/14                                             2,995,000            2,905,150
American Media Operations, Inc.:
9% Sr. Unsec. Nts., 5/1/13(11)                                                                             296                  186
12.02% Sr. Sub. Nts., 11/1/13(11)                                                                    4,495,189            2,831,969
Belo Corp.:
6.75% Sr. Unsec. Unsub. Nts., 5/30/13                                                                  225,000              212,344
7.75% Sr. Unsec. Unsub. Debs., 6/1/27                                                                2,260,000            1,788,225
CCH I LLC/CCH I Capital Corp., 11% Sr. Sec. Nts., 10/1/15(2)                                         3,955,000              751,450
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.,
10.25% Sr. Unsec. Nts., 9/15/10(2, 4)                                                                1,840,000            2,079,200
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% Sr. Nts., Second Lien, 4/30/14(11)                                                            1,675,000            1,716,875
12.875% Sr. Sec. Nts., 9/15/14(1,11)                                                                 1,670,000            1,816,125
Cinemark USA, Inc., 8.625% Sr. Nts., 6/15/19(11)                                                       970,000            1,007,588
Comcast Corp., 5.70% Unsec. Unsub. Nts., 5/15/18                                                     3,093,000            3,258,293
Fisher Communications, Inc., 8.625% Sr. Unsec. Nts., 9/15/14                                           670,000              623,100
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                                   7,140,000            6,497,400
Marquee Holdings, Inc., 9.505% Sr. Nts., 8/15/14                                                     1,270,000            1,057,275
Mediacom LLC/Mediacom Capital Corp., 9.125% Sr. Nts., 8/15/19(11)                                    2,860,000            2,952,950


                     19 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT                VALUE
                                                                                               ---------------       --------------
MEDIA CONTINUED
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14(2, 3)                                                             $     1,330,000       $        3,458
6.875% Sr. Unsec. Sub. Nts., 10/1/13(2, 3)                                                           2,870,000                7,462
News America, Inc., 6.15% Sr. Unsec. Unsub. Nts., 3/1/37                                             1,451,000            1,424,361
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                                                              2,745,000            2,834,213
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12                                     6,255,000            5,551,313
Time Warner Cable, Inc.:
6.20% Sr. Unsec. Nts., 7/1/13                                                                        2,306,000            2,514,677
8.75% Sr. Unsub. Nts., 2/14/19                                                                         993,000            1,225,687
Time Warner, Inc., 6.50% Sr. Unsec. Debs., 11/15/36                                                  2,193,000            2,251,788
TL Acquisitions, Inc., 10.50% Sr. Nts., 1/15/15(11)                                                  3,010,000            2,859,500
Valassis Communications, Inc., 8.25% Sr. Unsec. Unsub. Nts., 3/1/15                                  3,620,000            3,262,525
Virgin Media Finance plc:
8.75% Sr. Unsec. Nts., 4/15/14                                                                       1,015,000            1,040,375
9.50% Sr. Bonds, 8/15/16                                                                             1,820,000            1,924,650
Warner Music Group Corp., 7.375% Sr. Sub. Bonds, 4/15/14                                             4,015,000            3,864,438
WMG Acquisition Corp., 9.50% Sr. Sec. Nts., 6/15/16(11)                                              1,155,000            1,224,300
                                                                                                                     --------------
                                                                                                                         61,924,977
                                                                                                                     --------------
SPECIALTY RETAIL--0.1%
Home Depot, Inc. (The), 5.875% Sr. Unsec. Unsub. Nts., 12/16/36                                      2,664,000            2,593,242
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13(3)                                            2,210,000            2,221,050
                                                                                                                     --------------
                                                                                                                          4,814,292
                                                                                                                     --------------
TEXTILES, APPAREL & LUXURY GOODS--0.1%
Levi Strauss & Co., 9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                            4,365,000            4,561,425
CONSUMER STAPLES--1.6%
BEVERAGES--0.2%
AmBev International Finance Co. Ltd., 9.50% Sr. Unsec. Unsub. Nts., 7/24/17(1, 11)                   4,470,000 BRR        2,447,449
Cott Beverages USA, Inc., 8% Unsec. Sub. Nts., 12/15/11                                              4,550,000            4,544,313
Diageo Capital plc, 7.375% Sr. Unsec. Unsub. Nts., 1/15/14                                           1,260,000            1,462,120
PepsiCo, Inc., 7.90% Sr. Unsec. Nts., 11/1/18                                                        1,342,000            1,697,450
                                                                                                                     --------------
                                                                                                                         10,151,332
                                                                                                                     --------------
FOOD & STAPLES RETAILING--0.4%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                                       4,505,000            4,065,763
CVS Caremark Corp., 6.60% Nts., 3/15/19                                                              1,339,000            1,512,114
Kroger Co. (The), 7.50% Sr. Unsec., Nts., 1/15/14                                                    1,245,000            1,436,618
Real Time Data Co., 11% Nts., 5/31/09(2, 3, 4, 12)                                                     142,981                 --
Rite Aid Corp.:
7.50% Sr. Sec. Nts., 3/1/17                                                                          4,580,000            4,053,300
9.50% Sr. Unsec. Unsub. Nts., 6/15/17                                                                1,715,000            1,397,725
Wal-Mart Stores, Inc.:
5.80% Sr. Unsec. Unsub. Nts., 2/15/18                                                                2,477,000            2,787,056
6.20% Sr. Unsec. Nts., 4/15/38                                                                       2,143,000            2,447,542
                                                                                                                     --------------
                                                                                                                         17,700,118
                                                                                                                     --------------
FOOD PRODUCTS--0.8%
Chiquita Brands International, Inc.:
7.50% Sr. Unsec. Nts., 11/1/14                                                                       2,445,000            2,445,000


                     20 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT                VALUE
                                                                                               ---------------       --------------
FOOD PRODUCTS CONTINUED
8.875% Sr. Unsec. Unsub. Nts., 12/1/15                                                         $     2,255,000       $    2,333,925
Dean Foods Co., 7% Sr. Unsec. Unsub. Nts., 6/1/16                                                    5,580,000            5,342,850
Del Monte Corp., 7.50% Sr. Sub. Nts., 10/15/19(5, 11)                                                  230,000              233,450
Dole Food Co., Inc.:
8% Sr. Sec. Nts., 10/1/16(11)                                                                          915,000              923,006
8.875% Sr. Unsec. Nts., 3/15/11                                                                      3,126,000            3,145,538
JBS USA LLC/JBS USA Finance, Inc., 11.625% Sr. Nts., 5/1/14(11)                                      2,730,000            2,948,400
Kraft Foods, Inc., 6.125% Sr. Unsec. Unsub. Nts., 2/1/18                                             2,754,000            2,923,126
MHP SA, 10.25% Sr. Sec. Sub. Bonds, 11/30/11(11)                                                     1,360,000            1,213,800
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625% Sr. Sub. Nts., 4/1/17               5,455,000            5,598,194
Smithfield Foods, Inc., 7% Sr. Nts., 8/1/11                                                          4,515,000            4,356,975
                                                                                                                     --------------
                                                                                                                         31,464,264
                                                                                                                     --------------
PERSONAL PRODUCTS--0.1%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                                           2,700,000            2,578,500
TOBACCO--0.1%
Altria Group, Inc., 9.70% Sr. Unsec. Nts., 11/10/18                                                  2,248,000            2,796,595
Philip Morris International, Inc., 5.65% Sr. Unsec. Unsub. Nts., 5/16/18                             1,649,000            1,758,226
                                                                                                                     --------------
                                                                                                                          4,554,821
                                                                                                                     --------------
ENERGY--3.8%
ENERGY EQUIPMENT & SERVICES--0.2%
Helix Energy Solutions Group, Inc., 9.50% Sr. Unsec. Nts., 1/15/16(11)                               3,490,000            3,507,450
Key Energy Services, Inc., 8.375% Sr. Unsec. Nts., 12/1/14                                           2,830,000            2,702,650
Pride International, Inc., 8.50% Sr. Nts., 6/15/19                                                   1,365,000            1,508,325
                                                                                                                     --------------
                                                                                                                          7,718,425
                                                                                                                     --------------
OIL, GAS & CONSUMABLE FUELS--3.6%
Anadarko Petroleum Corp., 7.625% Sr. Unsec. Nts., 3/15/14                                            1,722,000            1,967,413
Arch Coal, Inc., 8.75% Sr. Nts., 8/1/16(11)                                                          2,795,000            2,892,825
Atlas Energy Resources LLC, 10.75% Sr. Nts., 2/1/18(11)                                              4,650,000            4,847,625
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15                                         2,285,000            1,850,850
Berry Petroleum Co.:
8.25% Sr. Sub. Nts., 11/1/16                                                                         1,940,000            1,872,100
10.25% Sr. Unsec. Nts., 6/1/14                                                                       2,485,000            2,665,163
Bill Barrett Corp., 9.875% Sr. Nts., 7/15/16                                                         2,365,000            2,500,988
Canadian Natural Resources Ltd., 6.75% Sr. Unsec. Unsub. Nts., 2/1/39                                1,663,000            1,878,623
Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts., 1/15/16                                             4,650,000            4,429,125
Cimarex Energy Co., 7.125% Sr. Nts., 5/1/17                                                          1,260,000            1,178,100
Concho Resources, Inc., 8.625% Sr. Unsec. Nts., 10/1/17                                                690,000              710,700
ConocoPhillips, 6.50% Sr. Unsec. Nts., 2/1/39                                                        4,375,000            5,061,057
Continental Resources, Inc., 8.25% Sr. Unsec. Nts., 10/1/19(11)                                        575,000              593,688
Denbury Resources, Inc., 7.50% Sr. Sub. Nts., 12/15/15                                               4,065,000            4,054,838


                     21 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT                VALUE
                                                                                               ---------------       --------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Enterprise Products Operating LLP:
6.50% Sr. Unsec. Unsub. Nts., 1/31/19                                                          $     1,334,000       $    1,459,135
8.375% Jr. Sub. Nts., 8/1/66(1)                                                                      4,820,000            4,512,383
Forest Oil Corp.:
7.25% Sr. Unsec. Nts., 6/15/19(11)                                                                   1,900,000            1,786,000
8.50% Sr. Nts., 2/15/14(11)                                                                          3,400,000            3,442,500
Gaz Capital SA:
8.125% Nts., 7/31/14(11)                                                                             3,100,000            3,332,500
8.146% Sr. Sec. Nts., 4/11/18(11)                                                                    3,220,000            3,417,386
Kazmunaigaz Finance Sub BV:
9.125% Nts., 7/2/18(11)                                                                              6,490,000            7,074,100
11.75% Sr. Unsec. Nts., 1/23/15(11)                                                                 16,600,000           19,712,500
Kinder Morgan Energy Partners LP, 6% Sr. Unsec. Nts., 2/1/17                                         2,121,000            2,220,785
Marathon Oil Corp., 5.90% Unsec. Unsub. Nts., 3/15/18                                                1,983,000            2,075,888
Mariner Energy, Inc., 11.75% Sr. Unsec. Nts., 6/30/16                                                2,550,000            2,760,375
Massey Energy Co., 6.875% Sr. Unsec. Nts., 12/15/13                                                  3,830,000            3,715,100
Newfield Exploration Co., 6.625% Sr. Unsec. Unsub. Nts., 4/15/16                                     2,205,000            2,171,925
North American Energy Alliance LLC, 10.875% Sr. Sec. Nts., 6/1/16(11)                                1,600,000            1,656,000
Pemex Project Funding Master Trust, 6.625% Sr. Unsec. Unsub. Nts., 6/15/38(11)                       5,360,000            5,065,200
Petrobras International Finance Co., 7.875% Sr. Unsec. Nts., 3/15/19                                 3,090,000            3,580,538
Petrohawk Energy Corp., 10.50% Sr. Nts., 8/1/14(11)                                                  2,425,000            2,619,000
Petroleos Mexicanos, 8% Unsec. Unsub. Nts., 5/3/19                                                   2,130,000            2,443,110
Petroleum Co. of Trinidad & Tobago Ltd., 9.75% Sr. Unsec. Nts., 8/14/19(11)                          3,880,000            4,413,500
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11(11)                               1,937,628            1,892,114
Pioneer Natural Resources Co.:
6.65% Sr. Unsec. Nts., 3/15/17                                                                         290,000              277,485
6.875% Sr. Unsec. Unsub. Nts., 5/1/18                                                                  465,000              446,193
Plains Exploration & Production Co., 10% Sr. Unsec. Nts., 3/1/16                                     4,905,000            5,309,663
Quicksilver Resources, Inc.:
7.125% Sr. Sub. Nts., 4/1/16                                                                         1,930,000            1,683,925
8.25% Sr. Unsec. Nts., 8/1/15                                                                          755,000              739,900
11.75% Sr. Nts., 1/1/16                                                                              2,260,000            2,502,950
SandRidge Energy, Inc., 9.875% Sr. Unsec. Nts., 5/15/16(11)                                          4,130,000            4,326,175
Shell International Finance BV, 6.375% Sr. Nts., 12/15/38                                            2,441,000            2,909,899
Southwestern Energy Co., 7.50% Sr. Nts., 2/1/18(11)                                                  2,050,000            2,080,750
Tengizchevroil LLP, 6.124% Nts., 11/15/14(11)                                                        1,668,485            1,651,800
TGI International Ltd., 9.50% Nts., 10/3/17(11)                                                      2,692,000            2,907,360
TransCanada PipeLines Ltd., 7.625% Sr. Unsec. Nts., 1/15/39                                          1,697,000            2,173,312
Western Refining, Inc., 11.25% Sr. Sec. Nts., 6/15/17(11)                                            3,005,000            2,854,750
Williams Cos., Inc. (The), 8.75% Unsec. Nts., 3/15/32                                                1,996,000            2,295,464


                     22 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT                VALUE
                                                                                               ---------------       --------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
XTO Energy, Inc.:
5.50% Sr. Unsec. Nts., 6/15/18                                                                 $     1,406,000       $    1,453,465
6.50% Sr. Unsec. Unsub. Nts., 12/15/18                                                               1,641,000            1,814,779
                                                                                                                     --------------
                                                                                                                        151,281,004
                                                                                                                     --------------
FINANCIALS--5.4%
CAPITAL MARKETS--0.8%
Credit Suisse New York, 5% Sr. Unsec. Nts., 5/15/13                                                  4,910,000            5,202,356
Deutsche Bank AG, London, 4.875% Sr. Unsec. Nts., 5/20/13                                            2,137,000            2,278,916
Goldman Sachs Group, Inc. (The):
6% Sr. Nts., 5/1/14                                                                                  1,478,000            1,609,638
6.15% Sr. Unsec. Nts., 4/1/18                                                                        6,610,000            6,964,646
7.50% Sr. Unsec. Nts., 2/15/19                                                                       4,648,000            5,324,688
Morgan Stanley, 6% Sr. Unsec. Unsub. Nts., Series F, 4/28/15                                        10,970,000           11,632,972
UBS AG Stamford CT, 5.75% Sr. Unsec. Nts., 4/25/18                                                   1,471,000            1,497,447
                                                                                                                     --------------
                                                                                                                         34,510,663
                                                                                                                     --------------
COMMERCIAL BANKS--1.6%
Banco BMG SA, 9.15% Nts., 1/15/16(11)                                                                3,520,000            3,696,000
Banco de Credito del Peru, 6.95% Sub. Nts., 11/7/21(1,11)                                            1,345,000            1,351,725
Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16                                                                        8,405,000 EUR       12,455,601
4.50% Sr. Sec. Nts., 7/13/21                                                                         4,684,000 EUR        6,621,771
Barclays Bank plc, 5.20% Sr. Unsec. Nts., 7/10/14                                                    1,274,000            1,347,735
Corparacion Adina de Fomento, 8.125% Nts., 6/4/19                                                    1,980,000            2,307,894
Hana Bank, 6.50% Sr. Unsec. Nts., 4/9/12(11)                                                         2,610,000            2,799,319
HSBC Finance Corp.:
4.75% Sr. Unsec. Nts., 7/15/13                                                                       1,378,000            1,402,497
5.70% Sr. Unsec. Nts., 6/1/11                                                                        1,557,000            1,615,739
HSBC Holdings plc, 6.80% Sub. Nts., 6/1/38                                                           2,292,000            2,580,499
HSBK Europe BV:
7.25% Unsec. Unsub. Nts., 5/3/17(11)                                                                 1,360,000            1,122,000
9.25% Sr. Nts., 10/16/13(11, 13)                                                                    15,930,000           15,452,100
ICICI Bank Ltd., 6.375% Bonds, 4/30/22(1, 11)                                                        6,960,000            5,710,798
Inter-American Development Bank:
6.26% Nts., 12/8/09(1, 3)                                                                              900,000 BRR          652,800
8.729% Nts., 1/25/12(1)                                                                            441,785,730 COP          216,092
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10(2, 3, 4)                                  90,000                   --
Salisbury International Investments Ltd., 4.66% Sec. Nts., Series 2006-003, Tranche E,
7/20/11(1, 3)                                                                                        1,100,000              818,950
Wells Fargo & Co., 5.25% Sr. Unsec. Unsub. Nts., 10/23/12                                            6,942,000            7,413,987
                                                                                                                     --------------
                                                                                                                         67,565,507
                                                                                                                     --------------
CONSUMER FINANCE--0.3%
American Express Credit Corp.:
5.875% Sr. Unsec. Nts., 5/2/13                                                                       2,045,000            2,170,708
7.30% Sr. Unsec. Nts., Series C, 8/20/13                                                             2,196,000            2,438,245
Capital One Bank USA NA, 8.80% Sub. Nts., 7/15/19                                                    1,296,000            1,500,660
JSC Astana Finance, 9.16% Nts., 3/14/12(2, 3)                                                        7,200,000              900,000


                     23 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT                VALUE
                                                                                               ---------------       --------------
CONSUMER FINANCE CONTINUED
SLM Corp.:
4.50% Nts., Series A, 7/26/10                                                                  $     4,930,000       $    4,791,635
8.45% Sr. Unsec. Nts., Series A, 6/15/18                                                             2,145,000            1,713,683
                                                                                                                     --------------
                                                                                                                         13,514,931
                                                                                                                     --------------
DIVERSIFIED FINANCIAL SERVICES--1.6%
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26(11)                                         4,551,750            2,753,809
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17                                                      1,680,000 EUR        2,398,723
Banco Invex SA, 27.615% Mtg.-Backed Certificates, Series 062U, 3/13/34(1, 14)                        4,830,734 MXN        1,155,589
Bank of America Corp.:
4.90% Sr. Unsec. Nts., 5/1/13                                                                        2,750,000            2,822,427
5.65% Sr. Unsec. Nts., 5/1/18                                                                        7,280,000            7,200,255
Bear Stearns Cos. LLC (The), 7.25% Sr. Unsec. Nts., 2/1/18                                           3,956,000            4,525,122
Citigroup, Inc.:
5.50% Sr. Unsec. Nts., 4/11/13                                                                      10,816,000           11,080,592
6.50% Sr. Nts., 8/19/13                                                                              2,944,000            3,094,153
Cloverie plc, 4.542% Sec. Nts., Series 2005-93, 12/20/10(1, 3)                                       1,100,000              956,230
Export-Import Bank of Korea (The), 5.875% Sr. Unsec. Nts., 1/14/15                                   3,100,000            3,276,328
GMAC LLC, 8% Sr. Unsec. Unsub. Nts., 11/1/31(11)                                                     2,745,000            2,237,175
JPMorgan Chase & Co., 6.40% Sr. Unsec. Nts., 5/15/38                                                 8,180,000            9,189,674
JPMorgan Hipotecaria su Casita:
6.47% Sec. Nts., 8/26/35(3)                                                                          5,808,600 MXN          361,561
25.79% Mtg.-Backed Certificates, Series 06U, 9/25/35(1)                                              2,300,715 MXN          412,789
Korea Development Bank, 8% Sr. Nts., 1/23/14                                                         2,770,000            3,169,351
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38                                             7,515,000            8,494,926
National Rural Utilities Cooperative Finance Corp., 10.375% Sec. Bonds, 11/1/18                      1,153,000            1,527,720
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97(11, 15)                                     2,695,000            1,104,527
                                                                                                                     --------------
                                                                                                                         65,760,951
                                                                                                                     --------------
INSURANCE--0.4%
American International Group, Inc., 8.25% Sr. Unsec. Nts., 8/15/18                                   3,753,000            3,194,133
International Lease Finance Corp.:
6.375% Sr. Unsec. Nts., 3/25/13                                                                      1,676,000            1,345,459
6.625% Sr. Unsec. Nts., Series R, 11/15/13                                                           1,258,000              998,671
MetLife, Inc., 6.817% Sr. Unsec. Nts., Series A, 8/15/18                                             1,269,000            1,414,784
MidAmerican Energy Holdings Co., 5.75% Sr. Unsec. Nts., 4/1/18                                       4,346,000            4,700,290
Multiplan, Inc., 10.375% Sr. Sub. Nts., 4/15/16(3)                                                   3,975,000            3,855,750
Prudential Financial, Inc., 7.375% Sr. Unsec. Unsub. Nts., 6/15/19                                   1,086,000            1,214,125
                                                                                                                     --------------
                                                                                                                         16,723,212
                                                                                                                     --------------
REAL ESTATE INVESTMENT TRUSTS--0.1%
HCP, Inc.:
6% Sr. Unsec. Nts., 1/30/17                                                                            745,000              697,050
6.70% Sr. Unsec. Nts., 1/30/18                                                                       1,440,000            1,387,636
Simon Property Group LP, 5.30% Sr. Unsec. Nts., 5/30/13                                              1,851,000            1,894,615
                                                                                                                     --------------
                                                                                                                          3,979,301
                                                                                                                     --------------


                     24 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT                VALUE
                                                                                               ---------------       --------------
THRIFTS & MORTGAGE FINANCE--0.6%
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16(11)                                       $     1,585,000       $    1,212,525
WM Covered Bond Program:
3.875% Sec. Nts., Series 1, 9/27/11                                                                  4,430,000 EUR        6,655,729
4% Sec. Mtg. Nts., Series 2, 9/27/16                                                                10,375,000 EUR       14,887,114
4.375% Sec. Nts., 5/19/14                                                                            1,130,000 EUR        1,695,984
                                                                                                                     --------------
                                                                                                                         24,451,352
                                                                                                                     --------------
HEALTH CARE--1.7%
BIOTECHNOLOGY--0.1%
Amgen, Inc., 5.70% Sr. Nts., 2/1/19                                                                  1,325,000            1,459,195
HEALTH CARE EQUIPMENT & SUPPLIES--0.2%
Biomet, Inc., 10.375% Sr. Unsec. Nts., 10/15/17(12)                                                  5,105,000            5,449,588
Inverness Medical Innovations, Inc., 7.875% Sr. Nts., 2/1/16(11)                                     1,630,000            1,581,100
Universal Hospital Services, Inc., 8.50% Sr. Sec. Nts., 6/1/15(12)                                   2,340,000            2,304,900
                                                                                                                     --------------
                                                                                                                          9,335,588
                                                                                                                     --------------
HEALTH CARE PROVIDERS & SERVICES--1.0%
Apria Healthcare Group, Inc.:
11.25% Sr. Sec. Nts., 11/1/14(11)                                                                    2,555,000            2,759,400
12.375% Sr. Sec. Nts., 11/1/14(11)                                                                   1,345,000            1,442,513
Catalent Pharma Solutions, Inc., 9.50% Sr. Unsec. Nts., 4/15/15(12)                                  1,785,000            1,561,875
Community Health Systems, Inc., 8.875% Sr. Unsec. Nts., 7/15/15                                      5,380,000            5,527,950
DaVita, Inc., 6.625% Sr. Unsec. Nts., 3/15/13                                                        1,295,000            1,288,525
Fresenius Medical Care Capital Trust IV, 7.875% Sr. Sub. Nts., 6/15/11                                 595,000              608,388
HCA, Inc.:
6.375% Nts., 1/15/15                                                                                 5,165,000            4,622,675
8.50% Sr. Sec. Nts., 4/15/19(11)                                                                     1,135,000            1,191,750
HEALTHSOUTH Corp., 10.75% Sr. Unsec. Nts., 6/15/16                                                   4,975,000            5,422,750
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                                            6,205,000            5,840,456
Tenet Healthcare Corp., 7.375% Nts., 2/1/13                                                          1,890,000            1,880,550
UnitedHealth Group, Inc., 6.875% Sr. Unsec. Nts., 2/15/38                                            2,103,000            2,328,993
US Oncology Holdings, Inc., 5.592% Sr. Unsec. Nts., 3/15/12(1, 3, 12)                                1,815,000            1,588,125
US Oncology, Inc., 9.125% Sr. Sec. Nts., 8/15/17(11)                                                 2,155,000            2,278,913
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Nts., 10/1/15(15)                                   3,245,000            3,391,025
WellPoint, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/37                                              1,483,000            1,615,949
                                                                                                                     --------------
                                                                                                                         43,349,837
                                                                                                                     --------------
PHARMACEUTICALS--0.4%
Abbott Laboratories, 5.60% Sr. Unsec. Nts., 11/30/17                                                 1,392,000            1,536,904
AstraZeneca plc, 6.45% Sr. Unsec. Unsub. Nts., 9/15/37                                               1,611,000            1,902,731
DJO Finance LLC/DJO Finance Corp., 10.875% Sr. Unsec. Nts., 11/15/14                                 2,920,000            3,000,300
Eli Lilly & Co., 4.20% Sr. Unsec. Nts., 3/6/14                                                       1,236,000            1,313,295
GlaxosmithKline Capital, Inc., 6.375% Sr. Unsec. Nts., 5/15/38                                       2,179,000            2,577,999
Merck & Co., Inc., 5% Sr. Unsec. Unsub. Nts., 6/30/19                                                1,568,000            1,676,040
Pfizer, Inc., 7.20% Sr. Unsec. Nts., 3/15/39                                                         2,575,000            3,252,186


                     25 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT                VALUE
                                                                                               ---------------       --------------
PHARMACEUTICALS CONTINUED
Wyeth, 5.95% Nts., 4/1/37                                                                      $     1,898,000       $    2,097,548
                                                                                                                     --------------
                                                                                                                         17,357,003
                                                                                                                     --------------
INDUSTRIALS--2.6%
AEROSPACE & DEFENSE--0.4%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                                               3,305,000            3,205,850
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18                                                    5,190,000            5,332,725
TransDigm, Inc., 7.75% Nts, 7/15/14(5, 11)                                                           1,180,000            1,146,075
United Technologies Corp.:
6.125% Sr. Unsec. Nts., 2/1/19                                                                       2,376,000            2,723,357
6.125% Sr. Unsec. Nts., 7/15/38                                                                      1,011,000            1,168,933
Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11                                               2,950,000            2,935,250
                                                                                                                     --------------
                                                                                                                         16,512,190
                                                                                                                     --------------
AIRLINES--0.2%
American Airlines Pass Through Trust 2001-2, 7.858% Pass-Through Certificates, Series
2001-2, Cl. A-2, 10/1/11(3)                                                                          3,380,000            3,375,775
American Airlines Pass Through Trust 2009-1A, 10.375% Pass-Through Certificates, Series
2009-1A, 7/2/19(3)                                                                                     830,000              899,513
American Airlines, Inc., 10.50% Sr. Sec. Nts., 10/15/12(3, 5)                                        1,895,000            1,937,638
Delta Air Lines, Inc.:
9.50% Sr. Sec. Nts., 9/15/14                                                                           690,000              689,138
12.25% Sr. Sec. Nts., 3/15/15(11)                                                                    2,980,000            2,793,750
                                                                                                                     --------------
                                                                                                                          9,695,814
                                                                                                                     --------------
BUILDING PRODUCTS--0.0%
USG Corp., 9.75% Sr. Unsec. Nts., 8/1/14(11)                                                         1,370,000            1,438,500
COMMERCIAL SERVICES & SUPPLIES--0.4%
Acco Brands Corp., 10.625% Sr. Sec. Nts., 3/15/15(11)                                                  685,000              719,250
Allied Waste North America, Inc., 7.375% Sr. Sec. Nts., Series B, 4/15/14                            3,050,000            3,177,341
Aramark Services, Inc., 8.50% Sr. Unsec. Nts., 2/1/15                                                1,120,000            1,135,400
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17                                                 1,975,000            2,049,063
Iron Mountain, Inc.:
7.75% Sr. Sub. Nts., 1/15/15                                                                         1,040,000            1,053,000
8.375% Sr. Sub. Bonds, 8/15/21                                                                       1,355,000            1,402,425
West Corp., 9.50% Sr. Unsec. Nts., 10/15/14                                                          5,620,000            5,535,700
                                                                                                                     --------------
                                                                                                                         15,072,179
                                                                                                                     --------------
CONSTRUCTION & ENGINEERING--0.3%
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24(11)                                                8,343,361            8,593,662
Odebrecht Finance Ltd., 9.625% Sr. Unsec. Nts., 4/9/14(11)                                           2,900,000            3,378,500
                                                                                                                     --------------
                                                                                                                         11,972,162
                                                                                                                     --------------
INDUSTRIAL CONGLOMERATES--0.5%
General Electric Capital Corp.:
5.40% Sr. Unsec. Nts., Series A, 9/20/13                                                             3,392,000            3,651,424
5.90% Sr. Unsec. Unsub. Nts., 5/13/14                                                                3,705,000            3,978,455
6.875% Sr. Unsec. Nts., 1/10/39                                                                      4,501,000            4,729,250
General Electric Co., 5.25% Sr. Unsec. Nts., 12/6/17                                                 8,050,000            8,274,973


                     26 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT                VALUE
                                                                                               ---------------       --------------
INDUSTRIAL CONGLOMERATES CONTINUED
Tyco International Finance SA, 8.50% Sr. Unsec. Unsub. Nts., 1/15/19                           $     1,298,000       $    1,585,262
                                                                                                                     --------------
                                                                                                                         22,219,364
                                                                                                                     --------------
MACHINERY--0.2%
Caterpillar Financial Services Corp., 7.15% Sr. Unsec. Nts., 2/15/19                                 2,229,000            2,589,191
Manitowoc Co., Inc. (The), 7.125% Sr. Nts., 11/1/13                                                  3,405,000            2,962,350
Terex Corp., 8% Sr. Unsec. Sub. Nts., 11/15/17                                                       3,115,000            2,873,588
                                                                                                                     --------------
                                                                                                                          8,425,129
                                                                                                                     --------------
PROFESSIONAL SERVICES--0.1%
Altegrity, Inc., 10.50% Sr. Unsec. Sub. Nts., 11/1/15(11)                                            2,680,000            2,278,000
ROAD & RAIL--0.4%
Avis Budget Car Rental LLC, 7.625% Sr. Unsec. Unsub. Nts., 5/15/14                                   5,265,000            4,764,825
CSX Corp.:
6.25% Sr. Unsec. Unsub. Nts., 4/1/15                                                                 2,200,000            2,436,051
7.375% Sr. Unsec. Nts., 2/1/19                                                                         613,000              722,622
Hertz Corp., 10.50% Sr. Unsec. Sub. Nts., 1/1/16                                                     2,755,000            2,878,975
Norfolk Southern Corp., 5.75% Sr. Unsec. Nts., 1/15/16(11)                                           2,122,000            2,322,011
Panama Canal Railway Co., 7% Sr. Sec. Nts., 11/1/26(11)                                              3,599,030            3,005,190
RailAmerica, Inc., 9.25% Sr. Sec. Nts., 7/1/17(11)                                                   1,345,000            1,415,613
                                                                                                                     --------------
                                                                                                                         17,545,287
                                                                                                                     --------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
RSC Equipment Rental, Inc., 10% Sr. Sec. Nts., 7/15/17(11)                                             655,000              707,400
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                                      3,180,000            2,782,500
                                                                                                                     --------------
                                                                                                                          3,489,900
                                                                                                                     --------------
INFORMATION TECHNOLOGY--1.0%
COMPUTERS & PERIPHERALS--0.2%
International Business Machines Corp., 8% Sr. Unsec. Unsub. Nts., 10/15/38                           2,311,000            3,228,141
Seagate Technology HDD Holdings, 6.80% Sr. Nts., 10/1/16                                               620,000              571,950
Seagate Technology International, 10% Sr. Sec. Nts., 5/1/14(11)                                      4,345,000            4,768,638
                                                                                                                     --------------
                                                                                                                          8,568,729
                                                                                                                     --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Flextronics International Ltd., 6.50% Sr. Unsec. Sub. Nts., 5/15/13                                  3,387,000            3,319,260
RBS Global, Inc., /Rexnord Corp., 11.75% Sr. Unsec. Sub. Nts., 8/1/16                                3,170,000            2,884,700
Sanmina-SCI Corp., 8.125% Sr. Sub. Nts., 3/1/16                                                      6,145,000            5,776,300
                                                                                                                     --------------
                                                                                                                         11,980,260
                                                                                                                     --------------
IT SERVICES--0.4%
Affiliated Computer Services, Inc., 5.20% Sr. Unsec. Nts., 6/1/15                                    1,900,000            1,876,250
First Data Corp., 9.875% Sr. Unsec. Nts., 9/24/15                                                    4,925,000            4,574,094
Sabre Holdings Corp., 7.35% Sr. Unsec. Unsub. Nts., 8/1/11                                           2,765,000            2,771,913
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13                                                                      4,460,000            4,526,900
10.25% Sr. Unsec. Sub. Nts., 8/15/15                                                                 2,021,000            2,071,525
                                                                                                                     --------------
                                                                                                                         15,820,682
                                                                                                                     --------------


                     27 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT                VALUE
                                                                                               ---------------       --------------
OFFICE ELECTRONICS--0.0%
Xerox Corp., 5.65% Sr. Unsec. Nts., 5/15/13                                                    $     1,495,000       $    1,557,196
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.1%
Amkor Technology, Inc., 9.25% Sr. Unsec. Nts., 6/1/16                                                2,705,000            2,799,675
SOFTWARE--0.0%
Oracle Corp., 5.75% Sr. Unsec. Unsub. Nts., 4/15/18                                                  1,697,000            1,873,006
MATERIALS--2.2%
CHEMICALS--0.6%
Braskem Finance Ltd., 7.25% Sr. Unsec. Nts., 6/5/18(11)                                              4,185,000            4,205,925
Dow Chemical Co. (The), 7.60% Sr. Unsec. Unsub. Nts., 5/15/14                                        2,546,000            2,820,375
E.I. du Pont de Nemours & Co.:
5.75% Sr. Nts., 3/15/19                                                                                820,000              905,774
6% Sr. Unsec. Unsub. Nts., 7/15/18                                                                   1,315,000            1,473,339
Hexion US Finance Corp./Hexion Nova Scota Finance ULC, 9.75% Sr. Sec. Nts., 11/15/14                 1,810,000            1,565,650
Huntsman International LLC:
5.50% Sr. Unsec. Nts., 6/30/16(11)                                                                   1,145,000              978,975
7.375% Sr. Unsub. Nts., 1/15/15                                                                      3,690,000            3,367,125
7.875% Sr. Unsec. Sub. Nts., 11/15/14                                                                  590,000              553,125
Momentive Performance Materials, Inc., 11.50% Sr. Unsec. Sub. Nts., 12/1/16                         10,105,000            6,719,825
Nalco Co., 8.875% Unsec. Sub. Nts., 11/15/13                                                         2,135,000            2,204,388
PolyOne Corp., 8.875% Sr. Unsec. Nts., 5/1/12                                                        1,390,000            1,410,850
                                                                                                                     --------------
                                                                                                                         26,205,351
                                                                                                                     --------------
CONSTRUCTION MATERIALS--0.1%
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs.(11,16)                                           2,750,000            2,176,611
CONTAINERS & PACKAGING--0.4%
Berry Plastics Holding Corp., 8.875% Sr. Sec. Nts., 9/15/14                                          6,105,000            5,845,538
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15                                                       1,830,000            1,871,175
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                                                                      2,335,000            2,370,025
9.875% Sr. Unsec. Sub. Nts., 10/15/14                                                                3,770,000            3,892,525
Graphic Packaging International, Inc.:
9.50% Sr. Nts., 6/15/17(11)                                                                          1,610,000            1,718,675
9.50% Sr. Unsec. Nts., 6/15/17(11)                                                                   3,685,000            3,933,738
                                                                                                                     --------------
                                                                                                                         19,631,676
                                                                                                                     --------------
METALS & MINING--0.9%
Alcoa, Inc., 6.75% Sr. Unsec. Unsub. Nts., 7/15/18                                                     961,000              964,966
BHP Billiton Finance (USA) Ltd., 6.50% Sr. Unsec. Unsub. Nts., 4/1/19                                2,645,000            3,074,307
CSN Islands XI Corp., 6.875% Sr. Unsec. Nts., 9/21/19(3,11)                                          1,900,000            1,907,125
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17                                        3,920,000            4,175,713
Novelis, Inc.:
7.25% Sr. Unsec. Nts., 2/15/15(1)                                                                    4,230,000            3,680,100
11.50% Sr. Unsec. Nts., 2/15/15(11)                                                                    905,000              918,575
Rio Tinto Finance (USA) Ltd.:
5.875% Sr. Unsec. Unsub. Nts., 7/15/13                                                               2,052,000            2,213,131
9% Sr. Unsec. Nts., 5/1/19                                                                             888,000            1,092,217
Steel Dynamics, Inc., 7.375% Sr. Unsec. Unsub. Nts., 11/1/12                                         2,250,000            2,283,750


                     28 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT                VALUE
                                                                                               ---------------       --------------
METALS & MINING CONTINUED
Teck Resources Ltd., 10.25% Sr. Sec. Nts., 5/15/16                                             $     3,200,000       $    3,632,000
Vale Overseas Ltd., 6.875% Bonds, 11/21/36                                                             604,000              628,033
Vedanta Resources plc, 9.50% Sr. Unsec. Nts., 7/18/18(11)                                           11,010,000           10,899,900
Voto-Votorantim Overseas Trading Operations, 6.625% Sr. Unsec. Nts., 9/25/19(11)                     2,300,000            2,302,875
                                                                                                                     --------------
                                                                                                                         37,772,692
                                                                                                                     --------------
PAPER & FOREST PRODUCTS--0.2%
Celulosa Arauco y Constitucion SA, 7.25% Sr. Unsec. Nts., 7/29/19(11)                                1,860,000            2,055,832
Georgia-Pacific LLC:
7.70% Debs., 6/15/15                                                                                 1,300,000            1,319,500
8.25% Sr. Unsec. Nts., 5/1/16(11)                                                                    3,460,000            3,607,050
PE Paper Escrow GmbH, 12% Sr. Sec. Nts., 8/1/14(11)                                                  1,365,000            1,476,904
                                                                                                                     --------------
                                                                                                                          8,459,286
                                                                                                                     --------------
TELECOMMUNICATION SERVICES--2.0%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.2%
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts., 5/1/12                                         1,657,000            1,892,036
AT&T, Inc., 6.70% Sr. Unsec. Unsub. Nts., 11/15/13                                                   3,693,000            4,188,575
Axtel SAB de CV, 9% Sr. Unsec. Nts., 9/22/19(11)                                                     1,545,000            1,575,900
British Telecom plc, 5.15% Sr. Unsec. Unsub. Nts., 1/15/13                                           1,372,000            1,430,648
Cincinnati Bell, Inc., 8.25% Sr. Nts., 10/15/17(5)                                                   2,360,000            2,326,063
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13                                                 5,770,000            5,683,450
Deutsche Telekom International Finance BV, 6.75% Sr. Unsec. Nts., 8/20/18                            1,955,000            2,193,195
Intelsat Subsidiary Holding Co. Ltd., 8.50% Sr. Unsec. Nts., 1/15/13(11)                             2,135,000            2,172,363
PAETEC Holding Corp., 9.50% Sr. Unsec. Unsub. Nts., 7/15/15                                          3,165,000            2,888,063
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12                                                      5,210,000            5,509,575
Telecom Italia Capital SA, 7.721% Sr. Unsec. Unsub. Nts., 6/4/38                                     1,900,000            2,263,947
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16(11)                                             3,290,100 PEN        1,205,276
Telmar Norte Leste SA, 9.50% Sr. Unsec. Nts., 4/23/19(11)                                            2,495,000            2,994,000
Verizon Communications, Inc.:
6.90% Sr. Unsec. Unsub. Bonds, 4/15/38                                                               1,377,000            1,573,883
8.95% Sr. Unsec. Unsub. Nts., 3/1/39                                                                 4,548,000            6,251,931
Windstream Corp.:
7.875% Sr. Nts., 11/1/17(3,5)                                                                          710,000              707,338
8.125% Sr. Unsec. Unsub. Nts., 8/1/13                                                                2,410,000            2,488,325
8.625% Sr. Unsec. Unsub. Nts., 8/1/16                                                                2,730,000            2,805,075
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10(2,3,4)                                          250,000                   --
                                                                                                                     --------------
                                                                                                                         50,149,643
                                                                                                                     --------------
WIRELESS TELECOMMUNICATION SERVICES--0.8%
America Movil SAB de CV, 8.46% Sr. Unsec. Unsub. Bonds, 12/18/36                                    52,700,000 MXN        3,010,713
American Tower Corp., 7.25% Sr. Unsec. Nts., 5/15/19(11)                                             4,530,000            4,677,225
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75% Sr. Sec. Nts., 5/1/17(11)                      2,620,000            2,724,800


                     29 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT                VALUE
                                                                                               ---------------       --------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
Cricket Communications, Inc., 7.75% Sr. Sec. Nts., 5/15/16(11)                                 $     4,025,000       $    4,105,500
MetroPCS Wireless, Inc., 9.25% Sr. Unsec. Nts., 11/1/14                                              2,730,000            2,805,075
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                                       6,175,000            5,572,938
SBA Telecommunications, Inc., 8% Sr. Nts., 8/15/16(11)                                               1,810,000            1,859,775
SBA Telecommunications, Inc., 8.25% Sr. Nts., 8/15/19(11)                                              880,000              910,800
Sprint Capital Corp., 8.75% Nts., 3/15/32                                                            9,585,000            9,105,750
Teligent, Inc., 11.50% Sr. Nts., 12/1/08(2,3,4)                                                        500,000                   --
Vodafone Group plc, 5.625% Sr. Unsec. Unsub. Nts., 2/27/17                                           1,869,000            1,984,228
                                                                                                                     --------------
                                                                                                                         36,756,804
                                                                                                                     --------------
UTILITIES--2.0%
ELECTRIC UTILITIES--1.1%
Centrais Eletricas Brasileiras SA, 6.857% Sr. Unsec. Unsub. Nts., 7/30/19(11)                        2,300,000            2,495,500
Duke Energy Carolinas LLC, 7% Sec. Bonds, Series C, 11/15/18                                         1,839,000            2,205,323
Duke Energy Corp., 6.30% Sr. Unsec. Unsub. Nts., 2/1/14                                              3,253,000            3,602,837
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17                                                   5,540,000            4,653,600
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10(3)                                               1,115,000 BRR          667,137
Empresas Publicas de Medellin ESP, 7.625% Sr. Unsec. Nts., 7/29/19(11)                               2,600,000            2,827,500
Energy Future Holdings Corp., 10.875% Sr. Unsec. Nts., 11/1/17                                       4,520,000            3,435,200
FPL Group Capital, Inc., 6% Sr. Unsec. Nts., 3/1/19                                                  1,158,000            1,301,294
Georgia Power Co., 5.95% Sr. Unsec. Bonds, 2/1/39                                                      835,000              936,528
ISA Capital do Brasil SA, 8.80% Sr. Nts., 1/30/17(11)                                                1,110,000            1,198,800
Israel Electric Corp. Ltd., 7.25% Nts., 1/15/19(11)                                                  8,015,000            8,560,148
Majapahit Holding BV:
7.25% Nts., 10/17/11(11)                                                                             1,990,000            2,079,550
7.75% Nts., 10/17/16(11)                                                                             5,450,000            5,749,750
8% Sr. Unsec. Nts., 8/7/19(11)                                                                       2,200,000            2,359,500
National Power Corp., 5.875% Unsec. Unsub. Bonds, 12/19/16                                         109,600,000 PHP        2,091,144
Texas Competitive Electric Holdings Co. LLC, 10.25% Sr. Unsec. Nts., Series A, 11/1/15               1,795,000            1,301,375
                                                                                                                     --------------
                                                                                                                         45,465,186
                                                                                                                     --------------
ENERGY TRADERS--0.5%
AES Corp. (The), 8% Sr. Unsec. Unsub. Nts., 10/15/17                                                 1,145,000            1,157,881
Dynegy Holdings, Inc., 8.375% Sr. Unsec. Nts., 5/1/16                                                6,645,000            6,246,300
Electric Power Development Co. Ltd., 1.80% Gtd. Unsec. Nts., 6/28/10                               233,000,000 JPY        2,623,829
Mirant North America LLC, 7.375% Sr. Unsec. Nts., 12/31/13                                           2,135,000            2,135,000
NRG Energy, Inc.:
7.375% Sr. Nts., 1/15/17                                                                             1,835,000            1,779,950
7.375% Sr. Nts., 2/1/16                                                                              2,920,000            2,832,400
8.50% Sr. Unsec. Nts., 6/15/19                                                                       2,330,000            2,344,563
Reliant Energy, Inc., 7.625% Sr. Unsec. Unsub. Nts., 6/15/14                                         4,450,000            4,388,813
                                                                                                                     --------------
                                                                                                                         23,508,736
                                                                                                                     --------------
MULTI-UTILITIES--0.4%
Consolidated Edison Co. of New York, Inc., 7.125% Sr. Unsec. Nts., 12/1/18                           3,579,000            4,253,663
Dominion Resources, Inc., 6.40% Sr. Unsec. Nts., 6/15/18                                             2,989,000            3,352,525


                     30 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT                VALUE
                                                                                               ---------------       --------------
MULTI-UTILITIES CONTINUED
Pacific Gas & Electric Co.:
6.25% Sr. Unsec. Nts., 12/1/13                                                                 $     2,860,000       $    3,215,715
8.25% Sr. Unsec. Nts., 10/15/18                                                                      1,864,000            2,373,098
Sempra Energy, 9.80% Sr. Unsec. Nts., 2/15/19                                                        1,821,000            2,336,665
                                                                                                                     --------------
                                                                                                                         15,531,666
                                                                                                                     --------------
Total Corporate Bonds and Notes (Cost $1,014,520,879)                                                                 1,086,958,979
                                                                                                                     --------------

                                                                                                    SHARES
                                                                                               ---------------
PREFERRED STOCKS--0.0%
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.(3, 4, 12)                                           4,253                   --
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg.(3, 4)                          5,000                   --
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.(3, 4, 12)                                                151                   --
                                                                                                                     --------------
Total Preferred Stocks (Cost $537,064)                                                                                           --
                                                                                                                     --------------
COMMON STOCKS--0.1%
American Media, Inc. (3, 4)                                                                              1,562                   16
Arco Capital Corp. Ltd. (3, 4)                                                                         690,638            1,726,595
Charter Communications, Inc. (4)                                                                        89,923            2,152,698
Global Aero Logistics, Inc. (3, 4)                                                                       2,168                2,168
MHP SA, GDR (4, 11)                                                                                     56,610              594,405
Orbcomm, Inc. (4)                                                                                          375                1,020
Premier Holdings Ltd. (3, 4)                                                                            18,514                   --
                                                                                                                     --------------
Total Common Stocks (Cost $12,108,899)                                                                                    4,476,902
                                                                                                                     --------------

                                                                                                    UNITS
                                                                                               ---------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Global Aero Logistics, Inc. Wts., Strike Price $10, Exp.
2/28/11(3,4) (Cost $2,025)                                                                                 266                    3

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT
                                                                                               ---------------
STRUCTURED SECURITIES--4.2%
Citigroup Funding, Inc.:
Ghana (Republic of) Credit Linked Nts., 12.08%, 6/9/10                                               1,180,000 GHS          767,204
Ghana (Republic of) Credit Linked Nts., 12.08%, 6/9/10                                               1,180,000 GHS          767,204
Ghana (Republic of) Credit Linked Nts., 12.08%, 6/9/10                                               1,180,000 GHS          767,204
Indonesia (Republic of) Credit Linked Nts., 11.50%, 9/18/19                                     31,590,000,000 IDR        3,552,854
Indonesia (Republic of) Credit Linked Nts., 11.50%, 9/18/19                                     31,580,000,000 IDR        3,551,729
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/17/15                                      15,790,000,000 IDR        1,637,814
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/17/15                                      15,670,000,000 IDR        1,625,367
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/17/15                                      33,010,000,000 IDR        3,423,955
Citigroup Global Markets Holdings, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 9.762%, 1/3/17(3)                                   8,850,000 BRR        4,375,867
Colombia (Republic of) Credit Linked Bonds, 11.25%, 10/25/18                                     3,255,000,000 COP        1,893,069
Colombia (Republic of) Credit Linked Nts., 13.083%, 2/26/15(3, 14)                               2,199,000,000 COP        2,358,740


                     31 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT                VALUE
                                                                                               ---------------       --------------
STRUCTURED SECURITIES CONTINUED
Colombia (Republic of) Credit Linked Nts., Series 01, 13.083%, 2/26/15(3, 14)                  $   811,000,000 COP   $      869,913
Colombia (Republic of) Credit Linked Nts., Series 02, 13.083% 12/26/15(3, 14)                    1,345,000,000 COP        1,442,704
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12(11)                             552,359,546 COP          342,615
Colombia (Republic of) Total Return Linked Nts., 11%, 5/19/11                                    6,880,000,000 COP        3,891,191
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12(3)                                1,200,000,000 COP          744,330
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12                                     927,000,000 COP          574,995
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12                                   1,034,000,000 COP          641,364
Dominican Republic Unsec. Credit Linked Nts., 15%, 3/12/12(11)                                      49,300,000 DOP        1,336,559
Ghana (Republic of) Credit Linked Nts., 13.50%, 4/2/10(11)                                           2,990,000 GHS        1,976,000
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/2/10(11)                                          880,000 UAH          102,778
Credit Suisse First Boston International:
Boryspil Airport Total Return Linked Nts., 10%, 4/19/10(1)                                           4,840,000 UAH          509,085
Moitk Total Return Linked Nts., 3/26/11(2, 3)                                                       53,910,000 RUR              180
Oreniz Total Return Linked Nts., 9.24%, 2/21/12(1, 3)                                              116,835,000 RUR        2,879,406
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%, 12/30/09                            2,195,000 UAH          249,887
Vietnam Shipping Industry Group Total Return Linked Nts., 10.50%, 1/19/17(3)                    14,609,000,000 VND          485,640
Credit Suisse First Boston, Inc. (Nassau Branch):
Russian Specialized Construction and Installation Administration Credit Linked Nts.,
5/20/10(2, 3)                                                                                       97,250,000 RUR              324
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09(3)                                        5,650,000 UAH          643,218
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94%, 12/30/09                              661,000 UAH           75,251
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94%, 12/30/09(3)                         4,170,000 UAH          474,729
Credit Suisse Group AG, Russian Moscoblgaz Finance Total Return Linked Nts., 9.25%,
6/24/12(3)                                                                                         106,500,000 RUR        3,449,351
Deutsche Bank AG:
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit Linked Nts.,
9.09%, 1/5/11                                                                                        6,073,049 MXN          424,578
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit Linked Nts.,
9.65%, 1/5/11                                                                                        4,032,620 MXN          281,928
Coriolanus Ltd. Sec. Credit Linked Nts., 10.62%, 9/10/10(3,11)                                       3,300,000            1,123,650
Coriolanus Ltd. Sec. Credit Linked Nts., 9.32%, 12/31/17(3,14)                                      20,560,000 BRR        5,609,238
Coriolanus Ltd. Sec. Credit Linked Nts., Series 112, 8.33%, 12/7/09(1, 3)                              650,000              642,311
Coriolanus Ltd. Sec. Credit Linked Nts., Series 113, 9%, 4/26/11(1, 3, 14)                             655,000              666,390
European Investment Bank, Russian Federation Credit Linked Nts., 5.502%, 1/19/10(3, 9)                 705,000              686,945
Grupo TMM SA Credit Linked Nts., 6%, 9/7/12                                                          1,891,576              725,608
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                                             820,000              804,529


                     32 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT                VALUE
                                                                                               ---------------       --------------
STRUCTURED SECURITIES CONTINUED
Indonesia (Republic of) Credit Linked Nts., Series 02, 12.80%, 6/22/21                          29,700,000,000 IDR    $   3,522,933
Opic Reforma I Credit Linked Nts., Cl. 1A, 6.916%, 9/24/14(1, 3)                                    14,850,000 MXN        1,100,245
Opic Reforma I Credit Linked Nts., Cl. 1B, 6.916%, 9/24/14(1, 3)                                     2,970,000 MXN          220,049
Opic Reforma I Credit Linked Nts., Cl. 1C, 6.916%, 9/24/14(1, 3)                                     4,950,000 MXN          366,748
Opic Reforma I Credit Linked Nts., Cl. 1D, 6.916%, 9/24/14(1, 3)                                     2,475,000 MXN          183,374
Opic Reforma I Credit Linked Nts., Cl. 1E, 6.916%, 9/24/14(1, 3)                                     3,465,000 MXN          256,724
Opic Reforma I Credit Linked Nts., Cl. 2A, 8.405%, 5/22/15(1, 3)                                     1,417,014 MXN          104,987
Opic Reforma I Credit Linked Nts., Cl. 2B, 8.405%, 5/22/15(1, 3)                                     2,479,100 MXN          183,678
Opic Reforma I Credit Linked Nts., Cl. 2C, 8.405%, 5/22/15(1, 3)                                    37,378,810 MXN        2,769,416
Opic Reforma I Credit Linked Nts., Cl. 2D, 8.405%, 5/22/15(1, 3)                                     2,724,116 MXN          201,831
Opic Reforma I Credit Linked Nts., Cl. 2E, 8.405%, 5/22/15(1, 3)                                     1,979,122 MXN          146,634
Opic Reforma I Credit Linked Nts., Cl. 2F, 8.405%, 5/22/15(1, 3)                                     1,263,966 MXN           93,648
Opic Reforma I Credit Linked Nts., Cl. 2G, 8.405%, 5/22/15(1, 3)                                       232,771 MXN           17,246
Peru (Republic of) Credit Linked Bonds, 3.242%, 4/30/25(3, 5, 9)                                     2,843,277            1,617,323
Peru (Republic of) Credit Linked Bonds, 3.269%, 4/30/25(3, 9)                                        2,271,446            1,291,112
Peru (Republic of) Credit Linked Bonds, 3.346%, 4/30/25(3, 9)                                        2,135,063            1,213,590
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/27/10                                         885,000              599,074
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 3/1/11                                        885,000              521,398
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/29/11                                         885,000              457,766
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/29/12                                       885,000              416,994
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/30/12                                         885,000              387,170
United Mexican States Credit Linked Nts., 9.52%, 1/5/11                                              4,022,685 MXN          281,233
Deutsche Bank AG, Singapore, Vietnam Shipping Industry Group Total Return Linked Nts., 9%,
4/20/17                                                                                         36,800,000,000 VND        1,230,945
Dresdner Bank AG, Lukoil Credit Linked Nts., Series 3, 7.04%, 12/12/11(1, 11)                       34,190,000 RUR        1,049,106
Eirles Two Ltd. Sec. Nts.:
Series 324, 4.841%, 4/30/12(1, 3)                                                                    4,100,000            2,132,000
Series 335, 3.291%, 4/30/12(1, 3)                                                                    6,300,000            4,558,050
Goldman Sachs & Co., Turkey (Republic of) Credit Linked Nts., 14.802%, 3/29/17(9,11)                21,980,000 TRY        5,223,583
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit Linked Nts., 10.476%,
2/8/37(3, 9)                                                                                    63,720,800,000 COP        1,298,713
Hallertau SPC Credit Linked Nts., Series 2008-2A, 6.764%, 9/17/13(1, 3)                             19,430,000           19,599,041
Hallertau SPC Philippines (Republic of) Credit Linked Nts., Series 2007-01, 3.211%,
12/20/17(1, 3)                                                                                      14,290,000           10,560,310
Hallertau SPC Segregated Portfolio, Brazil (Federal Republic of) Credit Linked Nts., Series
2008-01, 9.888%, 8/2/10(2, 3, 9)                                                                    14,337,604 BRR          809,303
HSBC Bank USA NA, Brazil (Federal Republic of) Credit Linked Nts., 5/9/11(1, 3, 5)                   4,600,000            4,600,000
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725, 11.89%, 12/30/09(3)               4,689,000 UAH          537,194
JPMorgan Chase Bank NA:
Brazil (Federal Republic of) Credit Linked Nts., 10.908%, 5/16/45(3)                                 1,445,000 BRR        1,457,202
Colombia (Republic of) Credit Linked Bonds, 10.19%, 1/5/16(3, 9)                                 9,020,000,000 COP        2,627,351


                     33 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT                VALUE
                                                                                               ---------------       --------------
STRUCTURED SECURITIES CONTINUED
Colombia (Republic of) Credit Linked Bonds, 10.218%, 10/31/16(3, 9)                             12,177,000,000 COP   $    3,254,944
Colombia (Republic of) Credit Linked Bonds, Series A, 10.218%, 10/31/16(3, 9)                   12,125,000,000 COP        3,241,044
Indonesia (Republic of) Credit Linked Nts., 11.5%, 9/15/19(3)                                    7,190,000,000 IDR          807,155
Indonesia (Republic of) Credit Linked Nts., 11.5%, 9/15/19(3)                                   15,770,000,000 IDR        1,770,352
Peru (Republic of) Credit Linked Nts., 8.115%, 9/2/15(9, 11)                                         3,470,000 PEN          816,372
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10(3)                                         1,120,000            1,153,040
JPMorgan Chase Bank NA, London Branch, Indonesia (Republic of) Credit Linked Nts., 12.80%,
6/17/21(11)                                                                                    25,490,000,000 IDR         3,003,300
Lehman Brothers Treasury Co. BV, Microvest Capital Management LLC Credit Linked Nts., 7.55%,
5/24/12(3)                                                                                           6,875,641            7,128,665
Merrill Lynch, Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16(3)                       1,784,000,000 COP          804,203
Morgan Stanley:
Peru (Republic of) Credit Linked Nts., 6.25%, 3/23/17(11)                                            4,885,000 PEN        1,347,987
Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5%, 8/22/34                       87,524,873 RUR        1,392,856
Morgan Stanley & Co. International Ltd./Red Arrow International Leasing plc Total Return
Linked Nts., Series A, 8.375%, 7/9/12                                                              15,730,765 RUR           494,404
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 12.551%, 1/5/22(9, 11)                             28,914,000 BRR        1,194,180
Ukraine (Republic of) Credit Linked Nts., 3.476%, 10/15/17(1, 3)                                     8,300,000            3,901,000
Ukraine (Republic of) Credit Linked Nts., Series 2, 4.346%, 10/15/17(1, 3)                           6,800,000            3,196,000
United Mexican States Credit Linked Nts., 5.64%, 11/20/15(3)                                         2,000,000            1,559,200
WTI Trading Ltd. Total Return Linked Nts., Series A, 15%, 3/8/12                                     5,139,504            4,838,843
WTI Trading Ltd. Total Return Linked Nts., Series C, 15%, 3/8/12                                     6,876,672            6,477,825
UBS AG, Ghana (Republic of) Credit Linked Nts., 14.47%, 12/28/11(3)                                  1,222,052 GHS          598,797
                                                                                                                     --------------
Total Structured Securities (Cost $220,776,052)                                                                         174,991,842
                                                                                                                     --------------
EVENT-LINKED BONDS--0.8%
Akibare Ltd. Catastrophe Linked Nts., Cl. A, 3.357%, 5/22/12(1, 11)                                  1,888,000            1,836,646
Atlas V Capital Ltd. Catastrophe Linked Nts., Series 2, 12.097%, 2/24/12(1, 11)                        820,000              843,534
East Lane Re III Ltd. Catastrophe Linked Nts., 10.847%, 3/16/12(1, 11)                               3,373,000            3,505,137
Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 4.383%, 8/10/11(1, 11)                                  2,880,000            2,830,752
Lakeside Re Ltd. Catastrophe Linked Nts., 6.783%, 12/31/09(1, 11)                                    4,100,000            4,098,360
Medquake Ltd. Catastrophe Linked Nts., 5.54%, 5/31/10(1, 11)                                         1,500,000            1,474,875
Midori Ltd. Catastrophe Linked Nts., 3.259%, 10/24/12(1, 11)                                         1,850,000            1,774,705
Muteki Ltd. Catastrophe Linked Nts., 4.84%, 5/24/11(1, 3)                                            2,100,000            2,012,115


                     34 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT                VALUE
                                                                                               ---------------       --------------
EVENT-LINKED BONDS CONTINUED
Nelson Re Ltd. Catastrophe Linked Nts., Series 2007-I, Cl. A, 12.34%, 6/21/10(1, 11)           $     3,340,000       $    3,226,106
Osiris Capital plc Catastrophe Linked Combined Mortality Index Nts., Series D, 5.509%,
1/15/10(1, 11)                                                                                         890,000              886,796
Residential Reinsurance 2007 Ltd. Catastrophe Linked Nts.:
Series CL2, 11.861%, 6/6/11(1, 11)                                                                   2,590,000            2,486,076
Series CL3, 12.611%, 6/7/10(1, 11)                                                                   1,000,000            1,022,400
Vega Capital Ltd. Catastrophe Linked Nts., Series D, 0.0%, 6/24/11(3, 9, 17)                         4,205,000            5,571,625
Willow Re Ltd. Catastrophe Linked Nts., 6/16/10(2, 11)                                               2,480,000            1,667,800
                                                                                                                     --------------
Total Event-Linked Bonds (Cost $32,965,816)                                                                              33,236,927
                                                                                                                     --------------


                                                                                                    SHARES
                                                                                               ---------------
INVESTMENT COMPANIES--11.2%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.00% (17, 18)                         9,222,427            9,222,427
Oppenheimer Institutional Money Market Fund, Cl. E, 0.27%(18, 19)                                  116,647,373          116,647,373
Oppenheimer Master Event-Linked Bond Fund, LLC(19)                                                   1,404,749           14,735,063
Oppenheimer Master Loan Fund, LLC(19)                                                               33,154,848          330,336,880
                                                                                                                     --------------
Total Investment Companies (Cost $467,722,980)                                                                          470,941,743
Total Investments, at Value (excluding Investments Purchased with Cash Collateral from
Securities Loaned) (Cost $4,267,916,764)                                                                              4,302,543,516
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.1%(20)
OFI Liquid Assets Fund, LLC, 0.44%(18,19) (Cost $5,581,250)                                          5,581,250            5,581,250
TOTAL INVESTMENTS, AT VALUE (COST $4,273,498,014)                                                        102.1%       4,308,124,766
Liabilities in Excess of Other Assets                                                                     (2.1)         (90,149,301)
                                                                                               ---------------       --------------
Net Assets                                                                                               100.0%      $4,217,975,465
                                                                                               ===============       ==============

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

AUD   Australian Dollar
BRR   Brazilian Real
CAD   Canadian Dollar
COP   Colombian Peso
DKK   Danish Krone
DOP   Dominican Republic Peso
EGP   Egyptian Pounds
EUR   Euro
GBP   British Pound Sterling
GHS   Ghana Cedi
HUF   Hungarian Forint
IDR   Indonesia Rupiah
ILS   Israeli Shekel


                     35 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

JPY   Japanese Yen
MXN   Mexican Nuevo Peso
NOK   Norwegian Krone
PEN   Peruvian New Sol
PHP   Philippines Peso
PLZ   Polish Zloty
RUR   Russian Ruble
SEK   Swedish Krona
TRY   New Turkish Lira
UAH   Ukraine Hryvnia
UYU   Uruguay Peso
VND   Vietnam Dong

1. Represents the current interest rate for a variable or increasing rate security.

2.   Issue is in default. See accompanying Notes.

3. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2009 was $183,594,063, which represents 4.35% of the Fund's net assets, of which $5,644,580 is considered restricted. See accompanying Notes. Information concerning restricted securities is as follows:

                                                            ACQUISITION                               UNREALIZED
SECURITY                                                        DATE         COST          VALUE     DEPRECIATION
--------                                                    -----------   ----------    ----------   ------------
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.
1A, 6.916%, 9/24/14                                           12/27/07    $1,364,764    $1,100,245    $  264,519
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.
1B, 6.916%, 9/24/14                                            6/12/08       286,334       220,049        66,285
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.
1C, 6.916%, 9/24/14                                            8/12/08       487,085       366,748       120,337
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.
1D, 6.916%, 9/24/14                                             8/6/09       189,935       183,374         6,561
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.
1E, 6.916%, 9/24/14                                            9/10/09       259,017       256,724         2,293
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.
2A, 8.405%, 5/22/15                                            5/21/08       136,622       104,987        31,635
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.
2B, 8.405%, 5/22/15                                            6/12/08       239,007       183,678        55,329
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.
2C, 8.405%, 5/22/15                                            6/18/08     3,626,317     2,769,416       856,901
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.
2D, 8.405%, 5/22/15                                             7/8/08       264,086       201,831        62,255
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.
2E, 8.405%, 5/22/15                                            7/15/08       192,185       146,634        45,551
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.
2F, 8.405%, 5/22/15                                             8/8/08       124,426        93,648        30,778
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl.
2G, 8.405%, 5/22/15                                            8/22/08        22,959        17,246         5,713
                                                                          ----------    ----------    ----------
                                                                          $7,192,737    $5,644,580    $1,548,157
                                                                          ==========    ==========    ==========

4.   Non-income producing security.

5. When-issued security or delayed delivery to be delivered and settled after September 30, 2009. See accompanying Notes.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $19,010,009 or 0.45% of the Fund's net assets as of September 30, 2009.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $4,202,057 or 0.10% of the Fund's net assets as of September 30, 2009.

8.   Partial or fully-loaned security. See accompanying Notes.

9.   Zero coupon bond reflects effective yield on the date of purchase.

10. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $24,999,850. See accompanying Notes.

11. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $433,808,232 or 10.28% of the Fund's net assets as of September 30, 2009.

12.  Interest or dividend is paid-in-kind, when applicable.

13. A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See accompanying Notes.

14. Denotes an inflation-indexed security: coupon and principal are indexed to a consumer price index.

15. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

16. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

17.  Interest rate is less than 0.0005%.

18.  Rate shown is the 7-day yield as of September 30, 2009.


                     36 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

19. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES             GROSS            GROSS            SHARES
                                                     DECEMBER 31, 2008     ADDITIONS       REDUCTIONS    SEPTEMBER 30, 2009
                                                     -----------------   -------------   -------------   ------------------
OFI Liquid Assets Fund, LLC                             325,265,870        211,377,780     531,062,400        5,581,250
Oppenheimer Institutional Money Market Fund, Cl. E      314,416,821      2,676,592,790   2,874,362,238      116,647,373
Oppenheimer Master Event-Linked Bond Fund, LLC            1,404,749                 --              --        1,404,749
Oppenheimer Master Loan Fund, LLC                        14,194,313         18,960,535              --       33,154,848

                                                                                    REALIZED
                                                         VALUE         INCOME         LOSS
                                                     ------------   -----------    ----------
OFI Liquid Assets Fund, LLC                          $  5,581,250   $   882,394(a) $       --
Oppenheimer Institutional Money Market Fund, Cl. E    116,647,373     3,085,344            --
Oppenheimer Master Event-Linked Bond Fund, LLC         14,735,063       962,163(b)    203,086(b)
Oppenheimer Master Loan Fund, LLC                     330,336,880    12,402,979(c)  2,592,200(c)
                                                     ------------   -----------    ----------
                                                     $467,300,566   $17,332,880    $2,795,286
                                                     ============   ===========    ==========

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

(b.) Represents the amount allocated to the Fund from Oppenheimer Master
     Event-Linked Bond Fund, LLC.

(c.) Represents the amount allocated to the Fund from Oppenheimer Master Loan
     Fund, LLC.

20. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

21. The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of September 30, 2009 based on valuation input level:

                                                               LEVEL 2--
                                               LEVEL 1--         OTHER         LEVEL 3--
                                              UNADJUSTED      SIGNIFICANT     SIGNIFICANT
                                                QUOTED        OBSERVABLE     UNOBSERVABLE
                                                PRICES          INPUTS          INPUTS           VALUE
                                             ------------   --------------   -------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Asset-Backed Securities                      $         --   $   26,461,071     $       --    $   26,461,071
Mortgage-Backed Obligations                            --      655,722,180             --       655,722,180
U.S. Government Obligations                            --      107,458,502             --       107,458,502
Foreign Government Obligations                         --    1,663,533,760        282,837     1,663,816,597
Loan Participations                                    --       78,478,770             --        78,478,770


                     37 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

Corporate Bonds and Notes                              --    1,085,812,904      1,146,075     1,086,958,979
Preferred Stocks
   Consumer Discretionary                              --               --             --                --
   Telecommunication Services                          --               --             --                --
Common Stocks
   Consumer Discretionary                              --        2,152,714             --         2,152,714
   Consumer Staples                               594,405               --             --           594,405
   Financials                                          --        1,726,595             --         1,726,595
   Industrials                                         --               --          2,168             2,168
   Information Technology                           1,020               --             --             1,020
   Utilities                                           --               --             --                --
Rights, Warrants and Certificates                      --               --              3                 3
Structured Securities                                  --      167,863,177      7,128,665       174,991,842
Event-Linked Bonds                                     --       33,236,927             --        33,236,927
Investment Companies                          470,941,743               --             --       470,941,743
Investments Purchased with Cash Collateral
   from Securities Loaned                       5,581,250               --             --         5,581,250
                                             ------------   --------------     ----------    --------------
Total Investments, at Value                   477,118,418    3,822,446,600      8,559,748     4,308,124,766
OTHER FINANCIAL INSTRUMENTS:
Appreciated swaps, at value                            --       23,531,261             --        23,531,261
Futures margins                                 1,193,704               --             --         1,193,704
Foreign Currency Exchange Contracts                    --       19,507,697             --        19,507,697
                                             ------------   --------------     ----------    --------------
Total Assets                                 $478,312,122   $3,865,485,558     $8,559,748    $4,352,357,428
                                             ------------   --------------     ----------    --------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Appreciated swaps, at value                  $         --   $   (4,346,330)    $       --    $   (4,346,330)
Depreciated swaps, at value                            --      (15,216,634)            --       (15,216,634)
Futures margins                                  (966,082)              --             --          (966,082)
Unfunded Purchase Agreements                           --         (454,288)            --          (454,288)
Foreign Currency Exchange Contracts                    --      (32,602,616)            --       (32,602,616)
                                             ------------   --------------     ----------    --------------
Total Liabilities                            $   (966,082)  $  (52,619,868)    $       --    $  (53,585,950)
                                             ------------   --------------     ----------    --------------

Currency contracts, forwards and unfunded purchase agreements, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF SEPTEMBER 30, 2009 ARE AS FOLLOWS:

                                        CONTRACT
          COUNTERPARTY/          BUY/    AMOUNT           EXPIRATION                  UNREALIZED   UNREALIZED
      CONTRACT DESCRIPTION       SELL    (000S)              DATES          VALUE    APPRECIATION DEPRECIATION
-------------------------------- ---- ----------- --- ----------------- ------------ ------------ ------------
BANC OF AMERICA:
Chinese Renminbi (Yuan) (CNY)    Sell      57,400 CNY          11/13/09 $  8,403,136  $    8,969   $        --
Indonesia Rupiah (IDR)            Buy  64,950,000 IDR          11/30/09    6,637,890         179            --
Japanese Yen (JPY)                Buy   1,482,908 JPY  10/5/09-11/12/09   16,523,885   1,085,683            --
New Taiwan Dollar (TWD)          Sell     257,000 TWD          10/14/09    8,021,159          --       147,867


                     38 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

New Zealand Dollar (NZD)          Buy      33,160 NZD          11/10/09   23,879,476   1,757,113            --
New Zealand Dollar (NZD)         Sell      21,670 NZD          11/10/09   15,605,194          --       914,830
                                                                                     -----------   -----------
                                                                                       2,851,944     1,062,697
                                                                                     -----------   -----------
BANK PARIBAS ASIA - FGN:
Euro (EUR)                       Sell      12,345 EUR          11/12/09   18,064,541       2,450     1,546,706
Hungarian Forint (HUF)            Buy   1,561,000 HUF          10/14/09    8,457,969     178,998            --
Norwegian Krone (NOK)             Buy      40,400 NOK          11/10/09    6,985,296     216,756            --
Norwegian Krone (NOK)            Sell     110,410 NOK          11/10/09   19,090,260          --       149,160
Polish Zloty (PLZ)                Buy     100,587 PLZ   10/1/09-10/5/09   35,032,466     376,895        51,655
Polish Zloty (PLZ)               Sell       7,595 PLZ  10/1/09-11/12/09    2,637,592         195       324,401
Swiss Franc (CHF)                 Buy      20,490 CHF          11/10/09   19,778,489          --        31,753
Swiss Franc (CHF)                Sell      19,210 CHF          11/10/09   18,542,937      93,074            --
                                                                                     -----------   -----------
                                                                                         868,368     2,103,675
                                                                                     -----------   -----------
BARCLAY'S CAPITAL:
Euro (EUR)                        Buy       7,620 EUR          11/10/09   11,150,442     194,813         1,738
Euro (EUR)                       Sell     104,820 EUR   10/5/09-1/27/10  153,372,862      15,407     5,104,335
Japanese Yen (JPY)                Buy   1,810,000 JPY          12/18/09   20,174,823     350,069            --
Mexican Nuevo Peso (MXN)          Buy     218,800 MXN           10/6/09   16,196,839          --       482,787
Norwegian Krone (NOK)             Buy      93,510 NOK          11/10/09   16,168,193     544,646            --
Norwegian Krone (NOK)            Sell      16,000 NOK          11/10/09    2,766,454          --       122,547
Polish Zloty (PLZ)               Sell      15,950 PLZ          11/12/09    5,538,726          --       627,256
South African Rand (ZAR)          Buy      59,410 ZAR          11/17/09    7,835,766       6,700        17,935
                                                                                     -----------   -----------
                                                                                       1,111,635     6,356,598
                                                                                     -----------   -----------
CITIGROUP:
British Pound Sterling (GBP)      Buy         275 GBP           10/2/09      439,976       1,340            --
Indian Rupee (INR)                Buy     382,000 INR          10/20/09    7,929,022      23,065            --
Mexican Nuevo Peso (MXN)         Sell     129,150 MXN          11/10/09    9,513,047     291,781            --
Singapore Dollar (SGD)            Buy       1,770 SGD          11/10/09    1,256,134      28,430            --
                                                                                     -----------   -----------
                                                                                         344,616            --
                                                                                     -----------   -----------
CREDIT SUISSE:
British Pound Sterling (GBP)      Buy      11,230 GBP  11/6/09-11/10/09   17,944,503          --       699,585
British Pound Sterling (GBP)     Sell         310 GBP          11/10/09      495,349      17,081            --
Japanese Yen (JPY)                Buy   2,429,538 JPY 10/15/09-11/12/09   27,071,595   1,694,447            --
Mexican Nuevo Peso (MXN)          Buy      24,393 MXN           10/1/09    1,807,253       9,722            --
New Turkish Lira (TRY)            Buy      11,575 TRY          10/13/09    7,781,247      90,217            --
New Turkish Lira (TRY)           Sell      28,950 TRY          10/13/09   19,461,520          --       225,639
Russian Ruble (RUR)              Sell       3,050 RUR          11/16/09      100,491          --         8,982
South African Rand (ZAR)          Buy     203,530 ZAR  10/5/09-11/17/09   26,908,961     369,588       272,561
Swedish Krona (SEK)               Buy      67,600 SEK          11/10/09    9,699,599     140,577         1,827
                                                                                     -----------   -----------
                                                                                       2,321,632     1,208,594
                                                                                     -----------   -----------
DEUTSCHE BANK CAPITAL CORP.:
Australian Dollar (AUD)           Buy       1,197 AUD          11/20/09    1,051,551      26,033            --
British Pound Sterling (GBP)      Buy       2,550 GBP          11/20/09    4,074,582          --        52,312
Canadian Dollar (CAD)             Buy       4,440 CAD          11/20/09    4,147,300      38,282            --


                     39 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

Euro (EUR)                        Buy      16,935 EUR          11/20/09   24,780,836          --        17,254
Euro (EUR)                       Sell      11,998 EUR  10/2/09-11/12/09   17,556,754          --       485,204
Indian Rupee (INR)                Buy     382,000 INR          10/20/09    7,929,022      21,756            --
Japanese Yen (JPY)                Buy   2,964,000 JPY 11/10/09-11/20/09   33,028,804     662,283        32,104
Japanese Yen (JPY)               Sell   1,303,000 JPY          11/10/09   14,519,579          --       853,107
Swiss Franc (CHF)                 Buy       1,069 CHF          11/20/09    1,031,939       1,250            --
                                                                                     -----------   -----------
                                                                                         749,604     1,439,981
                                                                                     -----------   -----------
GOLDMAN, SACHS & CO.:
Brazilian Real (BRR)              Buy     167,052 BRR    11/4/09-1/5/10   93,708,809   3,996,353            --
Brazilian Real (BRR)             Sell       8,680 BRR           11/4/09    4,872,252          --        43,323
South African Rand (ZAR)          Buy     265,720 ZAR          11/17/09   35,046,619          --       471,272
                                                                                     -----------   -----------
                                                                                       3,996,353       514,595
                                                                                     -----------   -----------
HONG KONG & SHANGHAI BANK CORP.:
Colombian Peso (COP)             Sell  13,290,000 COP           11/3/09    6,897,776          --        56,957
Israeli Shekel (ILS)             Sell      13,785 ILS          10/30/09    3,660,674          --        46,358
Mexican Nuevo Peso (MXN)         Sell     197,530 MXN           10/6/09   14,622,311     326,568            --
                                                                                     -----------   -----------
                                                                                         326,568       103,315
                                                                                     -----------   -----------
JP MORGAN CHASE:
Argentine Peso (ARP)              Buy      29,950 ARP          11/30/09    7,667,737          --        11,750
Australian Dollar (AUD)           Buy      11,660 AUD          11/10/09   10,251,887     492,467            --
Australian Dollar (AUD)          Sell      17,900 AUD          11/10/09   15,738,317          --       406,609
Euro (EUR)                       Sell      21,700 EUR           1/13/10   31,749,206          --     1,500,708
Hong Kong Dollar (HKD)           Sell      58,500 HKD           10/5/09    7,548,574       4,004            --
Indian Rupee (INR)                Buy     765,000 INR          11/16/09   15,844,752      61,793            --
Indonesia Rupiah (IDR)            Buy 342,466,000 IDR 10/13/09-10/26/09   35,286,743     661,726            --
Malaysian Ringgit (MYR)           Buy       7,240 MYR          11/10/09    2,088,147      28,717            --
Mexican Nuevo Peso (MXN)         Sell     142,350 MXN          11/10/09   10,485,345     326,608            --
Russian Ruble (RUR)               Buy       3,050 RUR          11/16/09      100,491       7,446            --
South Korean Won (KRW)            Buy  32,210,000 KRW          11/17/09   27,319,781   1,025,904            --
                                                                                     -----------   -----------
                                                                                       2,608,665     1,919,067
                                                                                     -----------   -----------
MORGAN STANLEY & CO., INC.
Brazilian Real (BRR)              Buy       7,170 BRR           11/4/09    4,024,660      85,099            --
RBS GREENWICH CAPITAL:
British Pound Sterling (GBP)      Buy       2,470 GBP          12/18/09    3,946,536      24,695            --
Israeli Shekel (ILS)             Sell      29,100 ILS          10/14/09    7,726,772          --        48,671
Polish Zloty (PLZ)                Buy      85,010 PLZ           10/5/09   29,607,320     926,484            --
Swiss Franc (CHF)                 Buy      33,140 CHF          11/10/09   31,989,220     549,062         2,934
Swiss Franc (CHF)                Sell      14,910 CHF          11/10/09   14,392,253       1,574       373,574
                                                                                     -----------   -----------
                                                                                       1,501,815       425,179
                                                                                     -----------   -----------
SANTANDER INVESTMENTS:
Chilean Peso (CLP)               Sell   4,137,000 CLP          10/28/09    7,546,384     138,207            --
Colombian Peso (COP)             Sell   4,109,000 COP 10/27/09-10/29/09    2,134,155          --        33,665
Mexican Nuevo Peso (MXN)         Sell     771,723 MXN  10/1/09-10/30/09   57,028,881   1,294,987         7,998
                                                                                     -----------   -----------
                                                                                       1,433,194        41,663
                                                                                     -----------   -----------
STATE STREET:
British Pound Sterling (GBP)     Sell       7,320 GBP           11/6/09   11,696,710     513,434            --
Canadian Dollar (CAD)             Buy      11,630 CAD          11/10/09   10,863,243     113,868           620


                     40 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

Canadian Dollar (CAD)            Sell      20,390 CAD          11/10/09   19,045,703       1,012       238,515
Euro (EUR)                       Sell     300,000 EUR  11/25/09-1/13/10  438,947,454          --    15,479,954
Japanese Yen (JPY)                Buy   1,303,000 JPY          11/10/09   14,519,579     174,730            --
Japanese Yen (JPY)               Sell     356,000 JPY          11/10/09    3,966,976          --       108,191
                                                                                     -----------   -----------
                                                                                         803,044    15,827,280
                                                                                     -----------   -----------
WESTPAC:
Australian Dollar (AUD)           Buy       8,350 AUD          11/10/09    7,341,617     347,676            --
Australian Dollar (AUD)          Sell      27,670 AUD          11/10/09   24,328,448          --       843,031
Euro (EUR)                        Buy         232 EUR           10/1/09      338,875         825            --
New Zealand Dollar (NZD)          Buy      13,250 NZD          11/10/09    9,541,708     156,659            --
New Zealand Dollar (NZD)         Sell      33,160 NZD          11/10/09   23,879,476          --       756,941
                                                                                     -----------   -----------
                                                                                         505,160     1,599,972
                                                                                     -----------   -----------
Total unrealized appreciation and depreciation                                       $19,507,697   $32,602,616
                                                                                     ===========   ===========

FUTURES CONTRACTS AS OF SEPTEMBER 30, 2009 ARE AS FOLLOWS:

                                                                                               UNREALIZED
                                                     NUMBER OF   EXPIRATION                   APPRECIATION
          CONTRACT DESCRIPTION            BUY/SELL   CONTRACTS      DATE          VALUE      (DEPRECIATION)
---------------------------------------   --------   ---------   ----------   ------------   ---------------
Australia (Government of) Bonds, 10 yr.     Sell         207      12/15/09    $ 19,056,644     $    70,893
CAC40 10 Euro Index                          Buy          79      10/16/09       4,389,531          40,167
CAC40 10 Euro Index                         Sell         132      10/16/09       7,334,406         (67,172)
DAX Index                                    Buy          36      12/18/09       7,473,440          35,895
DAX Index                                   Sell          39      12/18/09       8,096,227         (38,890)
Euro-BOBL                                    Buy         131       12/8/09      22,150,916          58,355
Euro-Bundesobligation                        Buy         120       12/8/09      21,402,482          87,056
FTSE 100 Index                               Buy          17      12/18/09       1,383,159          19,108
IBEX 35 Index                                Buy          27      10/16/09       4,633,612          57,770
Japan (Government of) Bonds, 10 yr.          Buy          41       12/9/09       6,363,416          37,878
Japan (Government of) Bonds, 10 yr.         Sell          21      12/10/09      32,597,783        (208,212)
MSCI Sing Ix Ets                             Buy          93      10/29/09       4,235,885          77,337
NASDAQ 100 E-Mini Index                      Buy         456      12/18/09      15,663,600         308,074
NIKKEI 225 Index                             Buy          21      12/10/09       1,181,418         (31,889)
NIKKEI 225 Index                            Sell         116      12/10/09      13,064,780         270,473
SGX CNX NIFTY Index                         Sell         407      10/29/09       4,129,422          44,507
SPI 200 Index                                Buy          42      12/17/09       4,397,193         137,412
Standard & Poor's 500 E-Mini Index          Sell       1,146      12/18/09      60,331,170        (901,214)
Standard & Poor's/MIB Index, 10 yr.          Buy          25      12/18/09       4,284,345          91,187
U.S. Treasury Long Bonds                     Buy       2,388      12/21/09     289,843,500       4,270,938
U.S. Treasury Long Bonds                    Sell         204      12/21/09      24,760,500        (426,667)
U.S. Treasury Nts., 2 yr.                    Buy       1,292      12/31/09     280,323,625         217,367
U.S. Treasury Nts., 5 yr.                    Buy       1,786      12/31/09     207,343,438       2,186,533
U.S. Treasury Nts., 5 yr.                   Sell         861      12/31/09      99,956,719      (1,302,176)
U.S. Treasury Nts., 10 yr.                   Buy       2,961      12/21/09     350,369,578       4,004,240
U.S. Treasury Nts., 10 yr.                  Sell       2,447      12/21/09     289,548,922      (3,781,490)
United Kingdom Long Gilt                    Sell          10      12/29/09       1,894,777           1,953
                                                                                               -----------
                                                                                               $ 5,259,433
                                                                                               ===========


                     41 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

CREDIT DEFAULT SWAP CONTRACTS AS OF SEPTEMBER 30, 2009 ARE AS FOLLOWS:

                                                                        PAY/                  UPFRONT
                                                 BUY/SELL   NOTIONAL  RECEIVE                 PAYMENT                   UNREALIZED
REFERENCE ENTITY/                                 CREDIT     AMOUNT    FIXED   TERMINATION   RECEIVED/                 APPRECIATION
SWAP COUNTERPARTY                               PROTECTION   (000'S)    RATE      DATE        (PAID)       VALUE      (DEPRECIATION)
-----------------                               ----------  --------  -------  -----------  ----------  ------------  --------------
BOLIVARIAN REPUBLIC OF VENEZUELA:
Barclays Bank plc                                     Sell   $ 1,360    30.50%     1/20/10  $       --  $    170,144   $   170,144
Morgan Stanley Capital Services, Inc.                 Sell     1,360    30.00      1/20/10          --       166,737       166,737
                                                             -------                        ----------  ------------   -----------
                                                     Total     2,720                                --       336,881       336,881
                                                             -------                        ----------  ------------   -----------
CAPITAL ONE BANK USA
JPMorgan Chase Bank NA, NY Branch                     Sell     6,500     1.00      9/20/14     (20,132)       61,633        41,501
                                                             -------                        ----------  ------------   -----------
                                                     Total     6,500                           (20,132)       61,633        41,501
                                                             -------                        ----------  ------------   -----------
CARDINAL HEALTH, INC.
Barclays Bank plc                                      Buy     6,150     1.00      9/20/14     160,665      (174,628)      (13,963)
                                                             -------                        ----------  ------------   -----------
                                                     Total     6,150                           160,665      (174,628)      (13,963)
                                                             -------                        ----------  ------------   -----------
CDX EMERGING MARKETS INDEX, SERIES 11:
Barclays Bank plc                                      Buy    15,600     5.00      6/20/14   1,372,367    (1,683,736)     (311,369)
Goldman Sachs International                            Buy     7,800     5.00      6/20/14     686,183      (841,868)     (155,685)
JPMorgan Chase Bank NA, London Branch                  Buy    15,600     5.00      6/20/14   1,364,567    (1,683,736)     (319,169)
                                                             -------                        ----------  ------------   -----------
                                                     Total    39,000                         3,423,117    (4,209,340)     (786,223)
                                                             -------                        ----------  ------------   -----------
CDX NORTH AMERICA HIGH YIELD INDEX, SERIES 12:
Credit Suisse International                           Sell     5,922     5.00      6/20/14     704,471      (394,755)      309,716
JPMorgan Chase Bank NA, NY Branch                     Sell     4,418     5.00      6/20/14     527,706      (294,500)      233,206
                                                             -------                        ----------  ------------   -----------
                                                     Total    10,340                         1,232,177      (689,255)      542,922
                                                             -------                        ----------  ------------   -----------
CEMEX SAB DE CV
UBS AG                                                 Buy     1,535     5.30     10/20/13          --       (37,048)      (37,048)
                                                             -------                        ----------  ------------   -----------
                                                     Total     1,535                                --       (37,048)      (37,048)
                                                             -------                        ----------  ------------   -----------
CIT GROUP, INC.
Barclays Bank plc                                     Sell     6,560     5.00      9/20/14   2,871,458    (2,262,221)      609,237
                                                             -------                        ----------  ------------   -----------
                                                     Total     6,560                         2,871,458    (2,262,221)      609,237
                                                             -------                        ----------  ------------   -----------
CONOCOPHILLIPS
Barclays Bank plc                                      Buy     6,560     1.00      9/20/14     177,584      (161,133)       16,451
                                                             -------                        ----------  ------------   -----------
                                                     Total     6,560                           177,584      (161,133)       16,451
                                                             -------                        ----------  ------------   -----------
DEVELOPMENT BANK OF KAZAKHSTAN JSC
Credit Suisse International                           Sell     8,170     3.75      2/20/13          --      (887,895)     (887,895)
                                                             -------                        ----------  ------------   -----------
                                                     Total     8,170                                --      (887,895)     (887,895)
                                                             -------                        ----------  ------------   -----------
DEVON ENERGY
Barclays Bank plc                                      Buy     6,150     1.00      9/20/14     125,076      (145,194)      (20,118)
                                                             -------                        ----------  ------------   -----------
                                                     Total     6,150                           125,076      (145,194)      (20,118)
                                                             -------                        ----------  ------------   -----------
GOVERNMENT OF HUNGARY
Credit Suisse International                           Sell     4,600     2.70      9/20/10          --        27,273        27,273
                                                             -------                        ----------  ------------   -----------
                                                     Total     4,600                                --        27,273        27,273
                                                             -------                        ----------  ------------   -----------
HALLIBURTON CO.
Deutsche Bank AG                                       Buy     6,150     1.00      9/20/14     152,743      (145,194)        7,549
                                                             -------                        ----------  ------------   -----------
                                                     Total     6,150                           152,743      (145,194)        7,549
                                                             -------                        ----------  ------------   -----------
HSBK EUROPE BV
Credit Suisse International                           Sell     1,600     4.95      3/20/13          --      (129,580)     (129,580)
Morgan Stanley Capital Services, Inc.                 Sell     3,200     4.88      3/20/13          --      (265,311)     (265,311)


                     42 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

Morgan Stanley Capital Services, Inc.                 Sell     3,200     4.78      3/20/13          --      (274,098)     (274,098)
                                                             -------                        ----------  ------------   -----------
                                                     Total     8,000                                --      (668,989)     (668,989)
                                                             -------                        ----------  ------------   -----------
INTERNATIONAL PAPER CO.
Goldman Sachs International                           Sell     6,150     1.00      9/20/14     441,463      (136,344)      305,119
                                                             -------                        ----------  ------------   -----------
                                                     Total     6,150                           441,463      (136,344)      305,119
                                                             -------                        ----------  ------------   -----------
INTERNATIONAL LEASE FINANCE CORP.:
Deutsche Bank AG                                      Sell     3,125     5.00      9/20/14     514,323      (354,318)      160,005
Deutsche Bank AG                                      Sell     3,435     5.00      9/20/14     468,496      (389,466)       79,030
                                                             -------                        ----------  ------------   -----------
                                                     Total     6,560                           982,819      (743,784)      239,035
                                                             -------                        ----------  ------------   -----------
ISLAMIC REPUBLIC OF PAKISTAN
Citibank NA, New York                                 Sell     1,570     5.10      3/20/13          --      (307,156)     (307,156)
                                                             -------                        ----------  ------------   -----------
                                                     Total     1,570                                --      (307,156)     (307,156)
                                                             -------                        ----------  ------------   -----------
ISTANBUL BOND CO. SA
Morgan Stanley Capital Services, Inc.                 Sell     5,180     1.30      3/24/13          --      (695,278)     (695,278)
                                                             -------                        ----------  ------------   -----------
                                                     Total     5,180                                --      (695,278)     (695,278)
                                                             -------                        ----------  ------------   -----------
LOCKHEED MARTIN CORP.
UBS AG                                                 Buy     6,560     1.00      9/20/14     226,752      (208,399)       18,353
                                                             -------                        ----------  ------------   -----------
                                                     Total     6,560                           226,752      (208,399)       18,353
                                                             -------                        ----------  ------------   -----------
REPUBLIC OF PERU
Deutsche Bank AG                                       Buy     1,900     1.71     12/20/16          --       (45,253)      (45,253)
                                                             -------                        ----------  ------------   -----------
                                                     Total     1,900                                --       (45,253)      (45,253)
                                                             -------                        ----------  ------------   -----------
REPUBLIC OF TURKEY:
Citibank NA, New York                                  Buy     3,250     5.25     12/20/13          --      (464,849)     (464,849)
Goldman Sachs International                            Buy     6,500     5.29     12/20/13          --      (940,358)     (940,358)
                                                             -------                        ----------  ------------   -----------
                                                     Total     9,750                                --    (1,405,207)   (1,405,207)
                                                             -------                        ----------  ------------   -----------
RUSSIAN FEDERATION
Citibank NA, New York                                 Sell    10,000     0.36      1/20/11          --      (217,454)     (217,454)
                                                             -------                        ----------  ------------   -----------
                                                     Total    10,000                                --      (217,454)     (217,454)
                                                             -------                        ----------  ------------   -----------
STANDARD BANK LONDON HOLDINGS PLC FOR NAK
NAFTOGAZ UKRAINY
Credit Suisse International                           Sell     2,570     3.25      4/20/11          --    (1,159,403)   (1,159,403)
                                                             -------                        ----------  ------------   -----------
                                                     Total     2,570                                --    (1,159,403)   (1,159,403)
                                                             -------                        ----------  ------------   -----------
TROY CAPITAL SA FOR YASAR HOLDINGS SA:
Morgan Stanley Capital Services, Inc.                 Sell     1,340     8.75      6/20/10          --      (445,253)     (445,253)
Morgan Stanley Capital Services, Inc.                 Sell     1,340     8.50     10/20/09          --        (6,288)       (6,288)
                                                             -------                        ----------  ------------   -----------
                                                     Total     2,680                                --      (451,541)     (451,541)
                                                             -------                        ----------  ------------   -----------
UNITED MEXICAN STATES
Goldman Sachs International                            Buy     3,080     1.35      9/20/14          --        40,123        40,123
                                                             -------                        ----------  ------------   -----------
                                                     Total     3,080                                --        40,123        40,123
                                                             -------                        ----------  ------------   -----------
XL CAPITAL LTD.
Deutsche Bank AG                                      Sell     6,150     5.00      9/20/14    (178,589)      942,032       763,443
                                                             -------                        ----------  ------------   -----------
                                                     Total     6,150                          (178,589)      942,032       763,443
                                                             -------                        ----------  ------------   -----------
Grand Total Buys                                                                             4,265,937    (6,491,273)   (2,225,336)
Grand Total Sells                                                                            5,329,196    (6,851,501)   (1,522,305)
                                                                                            ----------  ------------   -----------
Total Credit Default Swaps                                                                  $9,595,133  $(13,342,774)  $(3,747,641)
                                                                                            ==========  ============   ===========

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:


                     43 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                  TOTAL MAXIMUM
                                                              POTENTIAL PAYMENTS FOR                            REFERENCE
                                                                  SELLING CREDIT                              ASSET RATING
TYPE OF REFERENCE ASSET ON WHICH THE FUND SOLD PROTECTION   PROTECTION (UNDISCOUNTED)   AMOUNT RECOVERABLE*      RANGE**
---------------------------------------------------------   -------------------------   -------------------   ------------
Investment Grade Single Name Corporate Debt                      $25,360,000                    $--               A to BBB
Investment Grade Sovereign Debt                                   27,950,000                     --           BBB+ to BBB-
Non-Investment Grade Sovereign Debt                               17,540,000                     --               BB- to D
Non-Investment Grade Corporate Debt Indexes                       10,340,000                     --                      B
Non-Investment Grade Single Name Corporate Debt                    6,560,000                     --                     CC
                                                                 -----------                    ---
Total                                                            $87,750,000                    $--
                                                                 ===========                    ===

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

INTEREST RATE SWAP CONTRACTS AS OF SEPTEMBER 30, 2009 ARE AS FOLLOWS:

                                     NOTIONAL
INTEREST RATE/                        AMOUNT                 PAID BY          RECEIVED BY   TERMINATION
SWAP COUNTERPARTY                     (000'S)               THE FUND            THE FUND       DATE          VALUE
-----------------                    --------         ---------------------   -----------   -----------   ----------
BZDI:
Banco Santander Central Hispano SA      4,420   BRR                    BZDI      14.000%       1/3/12     $  219,498
Goldman Sachs Group, Inc. (The)        30,100   BRR                    BZDI      12.800        1/2/17        357,119
Goldman Sachs International             2,640   BRR                    BZDI      14.100        1/2/17         64,578
Goldman Sachs International            17,000   BRR                    BZDI      13.900        1/2/17        415,999
J Aron & Co.                           43,800   BRR                    BZDI      10.670        1/2/12       (462,408)
J Aron & Co.                            4,035   BRR                    BZDI      14.160        1/2/17        157,984
J Aron & Co.                            8,790   BRR                    BZDI      12.920        1/2/14        236,019
J Aron & Co.                            4,390   BRR                    BZDI      12.870        1/2/14        113,427
J Aron & Co.                           19,400   BRR                    BZDI      12.390        1/2/12        288,186
J Aron & Co.                            6,910   BRR                    BZDI      12.260        1/2/15        (3,642)
J Aron & Co.                            3,160   BRR                    BZDI      12.290        1/2/15        (1,629)
J Aron & Co.                            4,420   BRR                    BZDI      14.050        1/2/12        221,716
J Aron & Co.                            7,700   BRR                    BZDI      14.300        1/2/17        303,449
JPMorgan Chase Bank NA                 19,400   BRR                    BZDI      12.380        1/2/12        287,200
JPMorgan Chase Bank NA                 17,080   BRR                    BZDI      13.900        1/2/17        418,111
JPMorgan Chase Bank NA                  8,750   BRR                    BZDI      13.910        1/2/12        436,216
JPMorgan Chase Bank NA                 15,800   BRR                    BZDI      13.900        1/2/17        479,199
Morgan Stanley                         12,300   BRR                    BZDI      12.810        1/2/17         56,945
Morgan Stanley                         12,860   BRR                    BZDI      15.000        1/2/17        510,930
Morgan Stanley                         32,000   BRR                    BZDI      13.900        1/2/17        970,531
Morgan Stanley                         17,000   BRR                    BZDI      12.050        1/2/12        250,711
                                      -------                                                             ----------
Total                                 291,955   BRR                                                        5,320,139
                                      -------                                                             ----------
CAD BA CDOR:
JPMorgan Chase Bank NA                  9,470   CAD   Six-Month CAD BA CDOR       3.620        8/6/19        197,599
JPMorgan Chase Bank NA                 11,525   CAD   Six-Month CAD BA CDOR       3.000       4/30/19       (255,195)
                                      -------                                                             ----------
Total                                  20,995   CAD                                                          (57,596)
                                      -------                                                             ----------
DKK CIBOR DKNA13


                     44 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                   Six-Month
Barclays Bank plc                         101,395 DKK               3.850%  DKK CIBOR DKNA13     8/7/19      (197,607)
EUR EURIBOR REUTERS:
                                                                               Six-Month EUR
JPMorgan Chase Bank NA                      1,890 EUR               3.480    EURIBOR Reuters    9/10/19       (10,612)
                                                                               Six-Month EUR
JPMorgan Chase Bank NA                      1,880 EUR               3.530    EURIBOR Reuters    9/11/19       (22,095)
                                                                               Six-Month EUR
JPMorgan Chase Bank NA                      2,940 EUR               3.550    EURIBOR Reuters    9/14/19       (40,717)
                                        ---------                                                         -----------
Total                                       6,710 EUR                                                         (73,424)
                                        ---------                                                         -----------
HUF BUBOR REUTERS:
                                                             Six-Month HUF
Barclays Bank plc                       1,433,000 HUF        BUBOR Reuters             7.820    9/19/13       229,496
                                                             Six-Month HUF
Barclays Bank plc                         866,000 HUF        BUBOR Reuters             7.180    10/8/18       173,535
                                                             Six-Month HUF
Citibank NA                               852,000 HUF        BUBOR Reuters             7.200    10/8/18       177,127
                                                             Six-Month HUF
Citibank NA                               853,000 HUF        BUBOR Reuters             7.180    10/3/18       172,640
                                                             Six-Month HUF
JPMorgan Chase Bank NA                    866,000 HUF        BUBOR Reuters             7.200    10/6/18       180,037
                                                             Six-Month HUF
JPMorgan Chase Bank NA                    666,000 HUF        BUBOR Reuters             7.890    9/12/13       112,508
                                                             Six-Month HUF
JPMorgan Chase Bank NA                  1,142,000 HUF        BUBOR Reuters             8.480     6/6/13       243,534
                                                             Six-Month HUF
JPMorgan Chase Bank NA                    753,000 HUF        BUBOR Reuters             7.880    8/12/13       148,502
                                        ---------                                                         -----------
Total                                   7,431,000 HUF                                                       1,437,379
                                        ---------                                                         -----------

ILS TELBOR01 REUTERS:
                                                          Three-Month ILS
Credit Suisse International                 6,220 ILS    TELBOR01 Reuters              4.650   12/22/18       (45,537)
                                                          Three-Month ILS
Credit Suisse International                 6,640 ILS    TELBOR01 Reuters              4.940   12/15/18        13,728
                                                          Three-Month ILS
UBS AG                                     15,300 ILS    TELBOR01 Reuters              5.880    8/28/10       184,660
                                                          Three-Month ILS
UBS AG                                     15,550 ILS    TELBOR01 Reuters              5.850     9/4/18       181,303
                                                          Three-Month ILS
UBS AG                                     17,164 ILS    TELBOR01 Reuters              4.780     1/7/19       (79,543)
                                                          Three-Month ILS
UBS AG                                     16,930 ILS    TELBOR01 Reuters              5.036   12/12/18        23,364
                                        ---------                                                         -----------
Total                                      77,804 ILS                                                         277,975
                                        ---------                                                         -----------
JPY BBA LIBOR :
                                                                               Six-Month JPY
Citibank NA                               536,100 JPY               1.236          BBA LIBOR    3/10/19        63,336
                                                                               Six-Month JPY
JPMorgan Chase Bank NA                    536,100 JPY               1.268          BBA LIBOR     3/6/19        45,186
                                                                               Six-Month JPY
JPMorgan Chase Bank NA                    796,100 JPY               1.484          BBA LIBOR     8/7/19       (85,404)


                     45 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                        ---------                                                         -----------
Total                                   1,868,300 JPY                                                          23,118
                                        ---------                                                         -----------

MXN TIIE BANXICO:
Banco Santander SA, Inc.                   90,600 MXN    MXN TIIE BANXICO              8.540    9/27/13       349,659
Banco Santander SA, Inc.                   97,800 MXN    MXN TIIE BANXICO              8.060     2/6/14       286,639
Citibank NA                               175,200 MXN    MXN TIIE BANXICO              8.920   11/24/11       653,615
Credit Suisse International                35,800 MXN    MXN TIIE BANXICO              8.560    9/27/13       118,331
Goldman Sachs Group, Inc. (The)            54,800 MXN    MXN TIIE BANXICO              8.540    9/27/13       211,494
Goldman Sachs Group, Inc. (The)           227,000 MXN    MXN TIIE BANXICO              6.250     6/7/11       (56,712)
Goldman Sachs Group, Inc. (The)           280,800 MXN    MXN TIIE BANXICO              6.000     6/6/11       (81,911)
Goldman Sachs Group, Inc. (The)           174,000 MXN    MXN TIIE BANXICO              9.350   11/18/11       740,528
Goldman Sachs Group, Inc. (The)           563,000 MXN    MXN TIIE BANXICO             10.000   11/11/11     1,027,349
Goldman Sachs Group, Inc. (The)           212,800 MXN    MXN TIIE BANXICO              9.270   11/21/11       865,957
Goldman Sachs Group, Inc. (The)           211,300 MXN    MXN TIIE BANXICO              9.080   11/22/11       821,701
JPMorgan Chase Bank NA                    560,000 MXN    MXN TIIE BANXICO             10.000   11/11/11     1,021,874
JPMorgan Chase Bank NA                    171,100 MXN    MXN TIIE BANXICO              8.920   11/24/11       638,320
                                        ---------                                                         -----------
Total                                   2,854,200 MXN                                                       6,596,844
                                        ---------                                                         -----------
PLZ WIBOR WIBO:
                                                            Six-Month PLZ
Goldman Sachs Group, Inc. (The)            21,640 PLZ          WIBOR WIBO              5.330    10/6/18       166,999
                                                            Six-Month PLZ
Goldman Sachs Group, Inc. (The)            21,700 PLZ          WIBOR WIBO              5.320    10/3/18       162,298
                                                            Six-Month PLZ
JPMorgan Chase Bank NA                      8,475 PLZ          WIBOR WIBO              5.650    9/11/19        47,092
                                                            Six-Month PLZ
JPMorgan Chase Bank NA                     12,700 PLZ          WIBOR WIBO              5.690    9/14/19        84,220
                                                            Six-Month PLZ
JPMorgan Chase Bank NA                      8,500 PLZ          WIBOR WIBO              5.600    9/10/19        38,231
                                        ---------                                                         -----------
Total                                      73,015 PLZ                                                         498,840
                                        ---------                                                         -----------
USD BBA LIBOR
                                                              Three-Month
Goldman Sachs Group, Inc. (The)            19,600           USD BBA LIBOR              3.910     8/7/19       921,278
                                        ---------                                                         -----------
ZAR JIBAR SAFEX:
                                                              Three-Month
Barclays Bank plc                          94,370 ZAR     ZAR JIBAR SAFEX              7.450    9/22/11         1,319
                                                              Three-Month
Goldman Sachs Group, Inc. (The)            63,820 ZAR     ZAR JIBAR SAFEX              7.500    9/23/11           901
                                        ---------                                                         -----------
Total                                     158,190 ZAR                                                           2,220
                                                                                                          -----------
Total Interest Rate Swaps                                                                                 $14,749,166
                                                                                                          ===========


                     46 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR   Brazilian Real
CAD   Canadian Dollar
DKK   Danish Krone
EUR   Euro
HUF   Hungarian Forint
ILS   Israeli Shekel
JPY   Japanese Yen
MXN   Mexican Nuevo Peso
PLZ   Polish Zloty
ZAR   South African Rand

Abbreviations/Definitions are as follows:

BA CDOR      Canada Bankers Acceptances Deposit Offering Rate
BANIXCO      Banco de Mexico
BBA LIBOR    British Bankers' Association London-Interbank Offered Rate
BUBOR        Budapest Interbank Offered Rate
BZDI         Brazil Interbank Deposit Rate
CIBOR        Copenhagen Interbank Offered Rate
DKNA13       Reuters 12-Month CIBOR
EURIBOR      Euro Interbank Offered Rate
JIBAR        South Africa Johannesburg Interbank Agreed Rate
SAFEX        South African Futures Exchange
TIIE         Interbank Equilibrium Interest Rate
TELBOR01     Tel Aviv Interbank Offered Rate 1 Month
WIBOR WIBO   Poland Warsaw Interbank Offer Bid Rate

TOTAL RETURN SWAP CONTRACTS AS OF SEPTEMBER 30, 2009 ARE AS FOLLOWS:

                                         NOTIONAL
                                          AMOUNT                                                          TERMINATION
REFERENCE ENTITY/ SWAP COUNTERPARTY       (000'S)            PAID BY THE FUND        RECEIVED BY THE FUND     DATE       VALUE
-----------------------------------   -------------- ------------------------------- -------------------- ----------- ----------
AMEX CYCLICAL/TRANSPORTATION
SELECT INDEX
                                                     One-Month BBA LIBOR plus 15
                                                     basis points and if negative,   If positive, the
                                                     the absolutevalue of the Total  Total Return of the
                                                     Return of the AMEX              AMEX Cyclical/
                                                     Cyclical/Transportation Select  Transportation
Deutsche Bank AG                      $    3,404     Index                           Select Index             10/5/09 $  267,384

AMEX FINANCIAL SELECT INDEX

                                                     One-month BBA LIBOR minus 10
                                                     basis points and if negative,   If positive, the
                                                     absolute value of the Total     Total Return of the
                                                     Return of the AMEX Financial    AMEX Financial
UBS AG                                     3,361     Select Index                    Select Index              9/9/10    235,576

AMEX UTILITY SELECT INDEX


                     47 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                     One-Month BBA LIBOR plus 20
                                                     basis points and if negative,   If positive, the
                                                     the absolute value of the Total Total Return of the
                                                     Return of the AMEX Utility      AMEX Utility Select
Deutsche Bank AG                           3,371     Select Index                    Index                    10/5/09    117,226

CUSTOM BASKET OF SECURITIES:

                                                     One-Month JPY BBA LIBOR plus 40
                                                     basis points and if negative,   If positive, the
                                                     the absolute value of the Total Total Return of a
                                                     Return of a custom basket of    custom basket of
Citibank NA, New York                  1,091,105 JPY securities                      securities               4/14/10   (826,442)

                                                     One-Month BBA LIBOR plus 35
                                                     basis points and if negative,   If positive, the
                                                     the absolute value of the Total Total Return of a
                                                     Return of a custom basket of    custom basket of
Deutsche Bank AG, London                  40,687     securities                      securities                3/5/10  3,186,401

                                                     One-Month EUR BBA LIBOR plus 25
                                                     basis points and if negative,   If positive, the
                                                     the absolute value of the Total Total Return of a
                                                     Return of a custom basket of    custom basket of
Morgan Stanley                             5,586 EUR securities                      securities                3/5/10    344,626

                                                     One-Month EUR BBA LIBOR plus 30
                                                     basis points and if negative,   If positive, the
                                                     the absolute value of the Total Total Return of a
                                                     Return of a custom basket of    custom basket of
Morgan Stanley International               5,556 EUR securities                      securities               10/7/09    993,019
                                                                                                                      ----------
Reference Entity Total                                                                                                 3,697,604

EACH OF JSC "RUSHYDRO" (OPEN JOINT
STOCK COMPANY, FEDERAL
HYDROGENERATION COMPANY) AND OJSC
SARATOVSKAYA HPP AND ANY SUCCESSOR(S)
TO THESE REFERENCE ENTITIES

                                                                                     7.75% from debt
                                                                                     obligations of JSC
                                                                                     Rushydro and OJSC
Morgan Stanley Capital Services, Inc.    271,430 RUR Three-Month USD BBA LIBOR       Saratovskaya HPP        12/26/13   (980,756)

KOREA STOCK PRICE INDEX 200

                                                                                     If negative, the
                                                                                     absolute value of
                                                     If positive, the Total Return   the Total Return of
Citibank NA                            5,407,275 KRW of the KOSPI 200 Index          the KOSPI 200 Index     12/14/09   (201,567)

MSCI DAILY TR GROSS NORWAY INDEX

                                                                                     One-Month BBA LIBOR
                                                                                     minus 90 basis
                                                                                     points and if
                                                                                     negative, the
                                                                                     absolute value of
                                                     If positive, the Total Return   the Total Return of
                                                     of the MSCI Daily Gross Norway  the MSCI Daily Gross
Morgan Stanley                             3,770     Index                           Norway Index             7/12/10   (535,727)

MSCI DAILY TR NET BELGIUM USD INDEX


                     48 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                                                     One-Month BBA LIBOR
                                                                                     minus 95 basis
                                                                                     points and if
                                                                                     negative, the
                                                                                     absolute value of
                                                     If positive, the Total Return   the Total Return of
                                                     of the MSCI Daily Net Belgium   the MSCI Daily Net
UBS AG                                     4,004     USD Index                       Belgium USD Index         8/6/10   (322,111)

MSCI DAILY TR NET EMERGING MARKETS
USD

                                                     One-Month BBA LIBOR plus 100    If positive, the
                                                     basis points and if negative,   Total Return of the
                                                     the absolute value of the Total MSCI Daily Net
                                                     Return of the MSCI Daily Net    Emerging Markets USD
UBS AG                                     8,106     Emerging Markets USD Index      Index                    5/12/10    886,786

S&P CITIGROUP GROWTH INDEX

                                                                                     One-Month BBA LIBOR
                                                                                     minus 35 basis
                                                                                     points and if
                                                                                     negative, the
                                                                                     absolute value of
                                                                                     the Total Return of
                                                     If positive, the Total Returnof the S&P Citigroup
Morgan Stanley                            10,079     the S&P Citigroup Growth Index  Growth Index             9/14/10   (602,633)

                                                                                                                      ----------
Total of Total Return Swaps                                                                                           $2,561,782
                                                                                                                      ==========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

EUR   Euro
JPY   Japanese Yen
KRW   South Korean Won
RUR   Russian Ruble

Abbreviations are as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate
KOSPI 200   Korean Stock Price Index
MSCI        Morgan Stanley Capital International
S&P         Standard & Poor's
TR          Total Return

CURRENCY SWAPS AS OF SEPTEMBER 30, 2009 ARE AS FOLLOWS:

                                         NOTIONAL
                                          AMOUNT                                                          TERMINATION
REFERENCE ENTITY/ SWAP COUNTERPARTY       (000'S)            PAID BY THE FUND        RECEIVED BY THE FUND     DATE       VALUE
-----------------------------------   -------------- ------------------------------- -------------------- ----------- ----------
COP TRM (COP02)

                                                     6.44% of the USD equivalent     12.51% of the
Deutsche Bank AG                       3,360,000 COP notional at inception of trade  COP notional             3/18/19 $      123
                                                                                                                      ----------
Total Currency Swaps                                                                                                  $      123
                                                                                                                      ==========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:


                     49 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

COP   Colombian Peso

Abbreviations/Definitions are as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate
TRM         Tasa Representativa del Mercado

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

SWAP SUMMARY AS OF SEPTEMBER 30, 2009 IS AS FOLLOWS:

                                                                             NOTIONAL
                                                 SWAP TYPE FROM               AMOUNT
SWAP COUNTERPARTY                               FUND PERSPECTIVE              (000'S)        VALUE
-----------------                        ------------------------------   -------------   -----------
Banco Santander Central Hispano SA       Interest Rate                        4,420 BRR   $   219,498

Banco Santander SA, Inc.                 Interest Rate                      188,400 MXN       636,298

Barclays Bank plc:
                                         Credit Default Buy Protection       34,460        (2,164,691)
                                         Credit Default Sell Protection       7,920        (2,092,077)
                                         Interest Rate                      101,395 DKK      (197,607)
                                         Interest Rate                    2,299,000 HUF       403,031
                                         Interest Rate                       94,370 ZAR         1,319
                                                                                          -----------
                                                                                           (4,050,025)
                                                                                          -----------
Citibank NA:
                                         Interest Rate                    1,705,000 HUF       349,767
                                         Interest Rate                      536,100 JPY        63,336
                                         Interest Rate                      175,200 MXN       653,615
                                         Total Return                     5,407,275 KRW      (201,567)
                                                                                          -----------
                                                                                              865,151
                                                                                          -----------
Citibank NA, New York:
                                         Credit Default Buy Protection        3,250          (464,849)
                                         Credit Default Sell Protection      11,570          (524,610)
                                         Total Return                     1,091,105 JPY      (826,442)
                                                                                          -----------
                                                                                           (1,815,901)
                                                                                          -----------
Credit Suisse International:
                                         Credit Default Sell Protection      22,862        (2,544,360)
                                         Interest Rate                       12,860 ILS       (31,809)
                                         Interest Rate                       35,800 MXN       118,331
                                                                                          -----------
                                                                                           (2,457,838)
                                                                                          -----------
Deutsche Bank AG:
                                         Credit Default Buy Protection        8,050          (190,447)
                                         Credit Default Sell Protection      12,710           198,248
                                         Currency                         3,360,000 COP           123
                                         Total Return                         6,775           384,610
                                                                                          -----------
                                                                                              392,534
                                                                                          -----------
Deutsche Bank AG, London                 Total Return                        40,687         3,186,401
                                                                                          -----------
Goldman Sachs Group, Inc. (The):


                     50 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                         Interest Rate                       30,100 BRR       357,119
                                         Interest Rate                    1,723,700 MXN     3,528,406
                                         Interest Rate                       43,340 PLZ       329,297
                                         Interest Rate                       19,600           921,278
                                         Interest Rate                       63,820 ZAR           901
                                                                                          -----------
                                                                                            5,137,001
                                                                                          -----------
Goldman Sachs International:
                                         Credit Default Buy Protection       17,380        (1,742,103)
                                         Credit Default Sell Protection       6,150          (136,344)
                                         Interest Rate                       19,640 BRR       480,577
                                                                                          -----------
                                                                                           (1,397,870)
                                                                                          -----------
J Aron & Co.                             Interest Rate                      102,605 BRR       853,102
                                                                                          -----------
JPMorgan Chase Bank NA, London Branch    Credit Default Buy Protection       15,600        (1,683,736)
                                                                                          -----------
JPMorgan Chase Bank NA, NY Branch        Credit Default Sell Protection      10,918          (232,867)
                                                                                          -----------
JPMorgan Chase Bank NA:
                                         Interest Rate                       61,030 BRR     1,620,726
                                         Interest Rate                       20,995 CAD       (57,596)
                                         Interest Rate                        6,710 EUR       (73,424)
                                         Interest Rate                    3,427,000 HUF       684,581
                                         Interest Rate                    1,332,200 JPY       (40,218)
                                         Interest Rate                      731,100 MXN     1,660,194
                                         Interest Rate                       29,675 PLZ       169,543
                                                                                          -----------
                                                                                            3,963,806
                                                                                          -----------
Morgan Stanley:
                                         Interest Rate                       74,160 BRR     1,789,117
                                         Total Return                         5,586 EUR       344,626
                                         Total Return                        13,849        (1,138,360)
                                                                                          -----------
                                                                                              995,383
                                                                                          -----------
Morgan Stanley Capital Services, Inc.:
                                         Credit Default Sell Protection      15,620        (1,519,491)
                                         Total Return                       271,430 RUR      (980,756)
                                                                                          -----------
                                                                                           (2,500,247)
                                                                                          -----------
Morgan Stanley International             Total Return                         5,556 EUR       993,019
                                                                                          -----------
UBS AG:
                                         Credit Default Buy Protection        8,095          (245,447)
                                         Interest Rate                       64,944 ILS       309,784
                                         Total Return                        15,471           800,251
                                                                                          -----------
                                                                                              864,588
                                                                                          -----------
                                                                            Total Swaps   $ 3,968,297
                                                                                          ===========

Notional amount is reported in U.S.Dollars (USD), except for those denoted in the following currencies:

BRR   Brazilian Real
CAD   Canadian Dollar
COP   Colombian Peso
DKK   Danish Krone
EUR   Euro


                     51 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

HUF   Hungarian Forint
ILS   Israeli Shekel
JPY   Japanese Yen
KRW   South Korean Won
MXN   Mexican Nuevo Peso
PLZ   Polish Zloty
RUR   Russian Ruble
ZAR   South African Rand

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities


                    52 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

EVENT-LINKED BONDS. The Fund may invest in "event-linked" bonds. Event-linked bonds, which are sometimes referred to as "catastrophe" bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations in the annual and semiannual reports as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations in the annual and semiannual reports upon the sale or maturity of such securities.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of September 30, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                               BASIS TRANSACTIONS
                       --------------------------------
Purchased securities            $175,346,715
Sold securities                   33,425,147

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.


                     53 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of September 30, 2009 is as follows:

Cost                                $37,958,668
Market Value                        $ 7,766,377
Market Value as a % of Net Assets          0.18%

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in


                     54 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

INVESTMENT IN OPPENHEIMER MASTER FUNDS. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC (the "master funds"). Each master fund has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one master fund than in another, the Fund will have greater exposure to the risks of that master fund.

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The Fund's investments in the master funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding master fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the master funds. As a shareholder, the Fund is subject to its proportional share of master funds's expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in the master funds.

1. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.


                     55 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of September 30, 2009, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $42,987,912, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allow the Fund to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $19,959,705 as of September 30, 2009.

     CREDIT RELATED CONTINGENT FEATURES. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's ISDA master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

     As of September 30, 2009, the total value of derivative positions with credit related contingent features in a net liability position was $29,102,984. If a contingent feature would have been triggered as of September 30, 2009, the Fund could have been required to pay this amount in cash to its counterparties. The Fund did not hold or post collateral for its derivative transactions.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.


                     56 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

FUTURES

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.

The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.

The Fund has purchased futures contracts, which have values that are linked to the price movement of the related commodities, in order to increase exposure to commodity risk.


                     57 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

The Fund has sold futures contracts, which have values that are linked to the price movement of the related commodities, in order to decrease exposure to commodity risk.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The Fund has written put options on currencies to increase exposure to foreign exchange rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on currencies to decrease exposure to foreign exchange rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased call options on currencies to increase exposure to foreign exchange rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on currencies to decrease exposure to foreign exchange rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the period ended September 30, 2009 was as follows:

                                  CALL OPTIONS               PUT OPTIONS
                            ------------------------   ------------------------
                              NUMBER OF    AMOUNT OF     NUMBER OF    AMOUNT OF
                              CONTRACTS     PREMIUMS     CONTRACTS     PREMIUMS
                            ------------   ---------   ------------   ---------
Options outstanding as of
   December 31, 2008           4,945,000   $  78,520      4,945,000   $  78,520
Options written              474,205,000     763,942    489,755,000     864,570
Options closed or expired   (471,925,000)   (704,776)   (22,775,000)   (238,313)


                     58 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

Options exercised             (7,225,000)   (137,686)  (471,925,000)   (704,777)
                            ------------   ---------   ============   =========
Options outstanding as of
   September 30, 2009                 --   $      --             --   $      --
                            ============   =========   ============   =========

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. Any upfront payment paid or received as well as any unrealized appreciation (depreciation) on swap contracts are separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semianuual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

     CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security, sovereign debt, or a basket of securities (the "reference asset").

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and, or, indexes that are either unavailable or considered to be less attractive in the bond market.


                     59 | Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and, or, indexes.

     The Fund has also engaged in pairs trades by purchasing protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks. Pairs trades attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements.

     The Fund has engaged in spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curve trades attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

     The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.

     The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and, or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

     The Fund has entered into total return swaps on various equity indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract.

     The Fund has entered into total return swaps on various equity indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments of a floating reference interest rate or an amount equal to the negative price movement of the same index multiplied by the notional amount of the contract.

     The Fund has entered into total return swaps to increase exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the Fund to pay, or receive payments, to, or from, the counterparty based on the movement of credit spreads of the related indexes.


                     60 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

     The Fund has entered into total return swaps to decrease exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the fund to pay, or receive payments, to, or from, the counterparty based on the movement of credit spreads of the related indexes.

     The Fund has entered into total return swaps on various commodity indexes to increase exposure to commodity risk. These commodity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract.

     The Fund has entered into total return swaps on various commodity indexes to decrease exposure to commodity risk. These commodity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments of a floating reference interest rate or an amount equal to the negative price movement of the same index multiplied by the notional amount of the contract.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     CURRENCY SWAPS. A currency swap is an agreement between counterparties to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate.

     The Fund has entered into currency swap contracts with the obligation to pay an interest rate on the dollar notional amount and receive an interest rate on various foreign currency notional amounts in order to take a positive investment perspective on the related currencies for which the Fund receives a payment. These currency swap contracts seek to increase exposure to foreign exchange rate risk.

     The Fund has entered into currency swap contracts with the obligation to pay an interest rate various foreign currency notional amounts and receive an interest rate on on the dollar notional amount in order to take a negative investment perspective on the related currencies for which the Fund receives a payment. These currency swap contracts seek to decrease exposure to foreign exchange rate risk.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     SWAPTION TRANSACTIONS. The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

     Swaptions are marked to market daily using primarily quotations from counterparties and brokers. Written swaptions are reported on a schedule following the Statement of Investments. Written swaptions are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. The difference between the premium received or paid, and market value of the swaption, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

     Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the option, according to the terms of the underlying agreement. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the option expires unexercised. However, when the Fund purchases a swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.


                     61 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

     The Fund has purchased swaptions which gives it the option to enter into an interest rate swap in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. A purchased swaption of this type becomes more valuable as the reference interest rate depreciates relative to the preset interest rate.

     As of September 30, 2009, the Fund had no written or purchased swaptions outstanding.

2. ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2009, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Directors as reflecting fair value. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

UNFUNDED PURCHASE AGREEMENTS

Pursuant to the terms of certain indenture agreements, the Fund has unfunded purchase agreements of $16,863,599 at September 30, 2009. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded purchase agreements. The following agreements are subject to funding based on the borrower's discretion. The Fund is obligated to fund these agreements at the time of the request by the borrower. These agreements have been excluded from the Statement of Investments.

As of September 30, 2009, the Fund had unfunded purchase agreements as follows:

                                                       AGREEMENT
                                                      TERMINATION    UNFUNDED
                                                          DATE        AMOUNT
                                                      -----------   ----------
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.     10/23/13    $9,208,388

                                                                 AGREEMENT
                                                      INTEREST   TERMINATION   UNFUNDED      UNREALIZED
                                                        RATE        DATE        AMOUNT      DEPRECIATION
                                                      --------   -----------   --------     ------------
Deutsche Bank AG; An unfunded agreement that the
Fund receives 0.125% quarterly; and will pay out,
upon request, up to 7,655,211 USD to a Peruvian
Trust through Deutsche Bank's Global Note Program.
Upon funding requests, the unfunded portion
decreases and new structured securities will be
created and held by the fund to maintain a
consistent exposure level.                              0.50%      9/20/10     $7,655,211     $454,288

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $4,277,927,945
Federal tax cost of other investments      651,917,349
                                        --------------
Total federal tax cost                  $4,929,845,294
                                        ==============
Gross unrealized appreciation           $  299,401,978
Gross unrealized depreciation             (250,865,103)
                                        --------------
Net unrealized appreciation             $   48,536,875
                                        ==============


                     62 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                             SHARES      VALUE
                                                            -------   ----------
COMMON STOCKS--96.8%
CONSUMER DISCRETIONARY--9.8%
MEDIA--8.7%
Cablevision Systems Corp. New York Group, Cl. A               3,368   $   79,990
News Corp., Inc., Cl. A                                      20,668      247,809
Time Warner Cable, Inc.                                       5,760      248,198
                                                                      ----------
                                                                         575,997
                                                                      ----------
SPECIALTY RETAIL--1.1%
Bed Bath & Beyond, Inc.(1)                                    1,920       72,077
CONSUMER STAPLES--7.6%
BEVERAGES--1.5%
Molson Coors Brewing Co., Cl. B, Non-Vtg.                     2,002       97,457
FOOD & STAPLES RETAILING--6.1%
Kroger Co. (The)                                              9,080      187,411
Walgreen Co.                                                  5,824      218,225
                                                                      ----------
                                                                         405,636
                                                                      ----------
ENERGY--15.2%
OIL, GAS & CONSUMABLE FUELS--15.2%
Apache Corp.                                                  1,136      104,319
Chevron Corp.                                                 4,350      306,371
Devon Energy Corp.                                            1,472       99,110
EOG Resources, Inc.                                             410       34,239
Exxon Mobil Corp.                                             2,134      146,414
Marathon Oil Corp.                                            5,298      169,006
Petroleo Brasileiro SA, Sponsored ADR                         2,950      115,965
Valero Energy Corp.                                           1,744       33,816
                                                                      ----------
                                                                       1,009,240
                                                                      ----------
FINANCIALS--20.8%
CAPITAL MARKETS--3.0%
Goldman Sachs Group, Inc. (The)                                 750      138,263
Morgan Stanley                                                2,024       62,501
                                                                      ----------
                                                                         200,764
                                                                      ----------
COMMERCIAL BANKS--3.4%
Wells Fargo & Co.                                             8,010      225,722
CONSUMER FINANCE--0.6%
SLM Corp.(1)                                                  4,520       39,414
DIVERSIFIED FINANCIAL SERVICES--5.5%
Bank of America Corp.                                         6,760      114,379
JPMorgan Chase & Co.                                          5,700      249,774
                                                                      ----------
                                                                         364,153
                                                                      ----------
INSURANCE--8.3%
ACE Ltd.                                                        620       33,145
Assurant, Inc.                                                4,810      154,209
Everest Re Group Ltd.                                         1,447      126,902
MetLife, Inc.                                                 4,520      172,076
Prudential Financial, Inc.                                    1,260       62,887
                                                                      ----------
                                                                         549,219
                                                                      ----------


                         1 | OPPENHEIMER VALUE FUND/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                             SHARES      VALUE
                                                            -------   ----------
HEALTH CARE--12.8%
BIOTECHNOLOGY--0.6%
Genzyme Corp. (General Division)(1)                             650   $   36,875
HEALTH CARE EQUIPMENT & SUPPLIES--3.1%
Covidien plc                                                  4,770      206,350
HEALTH CARE PROVIDERS & SERVICES--1.3%
Aetna, Inc.                                                   3,160       87,943
PHARMACEUTICALS--7.8%
Biovail Corp.                                                 2,420       37,341
Merck & Co., Inc.                                             8,610      272,334
Pfizer, Inc.                                                  7,900      130,745
Shire Ltd., ADR                                                 280       14,641
Wyeth                                                         1,270       61,697
                                                                      ----------
                                                                         516,758
                                                                      ----------
INDUSTRIALS--10.8%
AEROSPACE & DEFENSE--0.1%
AerCap Holdings NV(1)                                           360        3,265
AIR FREIGHT & LOGISTICS--0.9%
United Parcel Service, Inc., Cl. B                            1,088       61,439
ELECTRICAL EQUIPMENT--1.0%
General Cable Corp.(1)                                        1,620       63,423
INDUSTRIAL CONGLOMERATES--4.7%
Tyco International Ltd.                                       9,070      312,734
MACHINERY--2.6%
Navistar International Corp.(1)                               4,573      171,122
ROAD & RAIL--0.4%
Norfolk Southern Corp.                                          680       29,315
TRADING COMPANIES & DISTRIBUTORS--1.1%
Aircastle Ltd.                                                7,100       68,657
Genesis Lease Ltd., ADS                                         600        5,370
                                                                      ----------
                                                                          74,027
                                                                      ----------
INFORMATION TECHNOLOGY--6.3%
COMMUNICATIONS EQUIPMENT--2.1%
Motorola, Inc.                                               13,020      111,842
QUALCOMM, Inc.                                                  660       29,687
                                                                      ----------
                                                                         141,529
                                                                      ----------
COMPUTERS & PERIPHERALS--1.6%
Dell, Inc.(1)                                                 4,640       70,806
Hewlett-Packard Co.                                             750       35,408
                                                                      ----------
                                                                         106,214
                                                                      ----------
INTERNET SOFTWARE & SERVICES--1.4%
Google, Inc., Cl. A(1)                                          180       89,253
SOFTWARE--1.2%
Oracle Corp.                                                  3,830       79,817
MATERIALS--4.4%
CHEMICALS--4.4%
Lubrizol Corp. (The)                                          2,947      210,593
Potash Corp. of Saskatchewan, Inc.                              900       81,306
                                                                      ----------
                                                                         291,899
                                                                      ----------


                         2 | OPPENHEIMER VALUE FUND/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

                                                             Shares      Value
                                                            -------   ----------
TELECOMMUNICATION SERVICES--3.5%
DIVERSIFIED TELECOMMUNICATION SERVICES--3.1%
AT&T, Inc.                                                    7,782   $  210,192
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Sprint Nextel Corp.(1)                                        6,400       25,280
UTILITIES--5.6%
ELECTRIC UTILITIES--4.1%
Edison International, Inc.                                    3,900      130,962
Exelon Corp.                                                  2,816      139,730
                                                                      ----------
                                                                         270,692
                                                                      ----------
MULTI-UTILITIES--1.5%
PG&E Corp.                                                    2,474      100,170
                                                                      ----------
Total Common Stocks (Cost $5,357,196)                                  6,417,976
                                                                      ----------
INVESTMENT COMPANIES--3.5%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency
   Shares, 0.00%(2, 3)                                        3,244        3,244
Oppenheimer Institutional Money Market Fund, Cl. E,
   0.27%(2, 4)                                              225,188      225,188
                                                                      ----------
Total Investment Companies (Cost $228,432)                               228,432
                                                                      ----------
TOTAL INVESTMENTS, AT VALUE (COST $5,585,628)                 100.3%   6,646,408
LIABILITIES IN EXCESS OF OTHER ASSETS                          (0.3)     (18,273)
                                                            -------   ----------
NET ASSETS                                                    100.0%  $6,628,135
                                                            =======   ==========

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Non-income producing security.

(2.) Rate shown is the 7-day yield as of September 30, 2009.

(3.) Interest rate is less than 0.0005%.

(4.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                           SHARES          GROSS        GROSS           SHARES
                                                     DECEMBER 31, 2008   ADDITIONS   REDUCTIONS   SEPTEMBER 30, 2009
                                                     -----------------   ---------   ----------   ------------------
Oppenheimer Institutional Money Market Fund, Cl. E         664,973       9,311,460    9,751,245         225,188

                                                       VALUE    INCOME
                                                     --------   ------
Oppenheimer Institutional Money Market Fund, Cl. E   $225,188   $1,403


                         3 | OPPENHEIMER VALUE FUND/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of September 30, 2009 based on valuation input level:

                                                                      LEVEL 3--
                                  LEVEL 1--         LEVEL 2--        SIGNIFICANT
                                  UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                                QUOTED PRICES   OBSERVABLE INPUTS      INPUTS         VALUE
                                -------------   -----------------   ------------   ----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary         $  648,074            $--              $--       $  648,074
   Consumer Staples                  503,093             --               --          503,093
   Energy                          1,009,240             --               --        1,009,240
   Financials                      1,379,272             --               --        1,379,272
   Health Care                       847,926             --               --          847,926
   Industrials                       715,325             --               --          715,325
   Information Technology            416,813             --               --          416,813
   Materials                         291,899             --               --          291,899
   Telecommunication Services        235,472             --               --          235,472
   Utilities                         370,862             --               --          370,862
Investment Companies                 228,432             --               --          228,432
                                  ----------            ---              ---       ----------
Total Assets                      $6,646,408            $--              $--       $6,646,408
                                  ----------            ---              ---       ----------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.


                         4 | OPPENHEIMER VALUE FUND/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.


                         5 | OPPENHEIMER VALUE FUND/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are


                         6 | OPPENHEIMER VALUE FUND/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allow the Fund to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

     CREDIT RELATED CONTINGENT FEATURES. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's ISDA master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

As of September 30, 2009, the Fund held no outstanding forward contracts.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the


                         7 | OPPENHEIMER VALUE FUND/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The Fund has written put options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written covered call options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A written covered call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased call options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the year ended September 30, 2009 was as follows:

                                 CALL OPTIONS            PUT OPTIONS
                            ---------------------   ---------------------
                            NUMBER OF   AMOUNT OF   NUMBER OF   AMOUNT OF
                            CONTRACTS    PREMIUMS   CONTRACTS    PREMIUMS
                            ---------   ---------   ---------   ---------
Options outstanding as of
   December 31, 2008            --      $     --        --       $    --
Options written                168        11,721        17         1,895
Options closed or expired     (160)      (10,654)      (17)       (1,895)
Options exercised               (8)       (1,067)       --            --
                              ----      --------       ---       -------
Options outstanding as of
   September 30, 2009           --      $     --        --       $    --
                              ====      ========       ===       =======

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $5,931,345
                                 ==========
Gross unrealized appreciation    $  769,676
Gross unrealized depreciation       (54,613)
                                 ----------
Net unrealized appreciation      $  715,063
                                 ==========


                         8 | OPPENHEIMER VALUE FUND/VA

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Variable Account Funds


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/10/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/10/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 11/10/2009